Registration No. 333-00101


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-6


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. ____18_____


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. __________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Variable Life Separate Account
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration


                                 Sarah J. Pitts
                     Principal Life Insurance Company
                          The Principal Financial Group
                             Des Moines, Iowa 50392-0300
                     (Name and Address of Agent for Service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                              John W. Blouch, Esq.
                              Dykema Gossett PPLC
                                Franklin Square
                                Suite 300 West
                               1300 I Street, N.W.
                            Washington, DC 20005-3306


It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X___  on May 1, 2006 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               PRINFLEX LIFE/(R)/

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

     Issued by Principal Life Insurance Company (the "Company") through its

        Principal Life Insurance Company Variable Life Separate Account


                     This prospectus is dated May 1, 2006.


The Company no longer offers or issues the Policy. This Prospectus is only for the use of current Policy owners.


This prospectus provides information about the Policy and is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.


The Securities and Exchange Commission ("SEC") has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

TABLE OF CONTENTS


SUMMARY: BENEFITS AND RISKS .............................................

 Policy Benefits ........................................................

 Death Benefits and Proceeds ............................................

 Premium Payment Flexibility ............................................

 Policy Values ..........................................................

 Adjustment Options .....................................................

 Maturity Proceeds ......................................................

 Policy Risks ...........................................................

 Risks of Poor Investment Performance...................................

 Policy Termination (Lapse) .............................................

 Limitations on Access to Surrender Value...............................

 Adverse Tax Consequences ...............................................

 Risks of Underlying Mutual Funds.......................................

SUMMARY: FEE TABLES .....................................................

GLOSSARY ................................................................

CORPORATE ORGANIZATION AND OPERATION ....................................

 The Company ............................................................

 Principal Life Insurance Company Variable Life Separate Account ........

 The Funds ..............................................................

 The Fixed Account ......................................................

CHARGES AND DEDUCTIONS ..................................................

 Premium Expense Charge .................................................

 Surrender Charge .......................................................

 Monthly Policy Charge ..................................................

 Underlying Mutual Fund Charges.........................................

GENERAL DESCRIPTION OF THE POLICY.......................................

 The Contract ...........................................................

 Rights Under the Policy ................................................

 Policy Limitations .....................................................

 Optional Insurance Benefits ............................................

 Reservation of Rights ..................................................

 Right to Exchange Policy...............................................

 Suicide ................................................................

 Delay of Payments ......................................................

PREMIUMS ................................................................

 Payment of Premiums ....................................................

 Minimum Required Premium and Protection Period Guarantees ..............

 Premium Limitations ....................................................

 Allocation of Premiums.................................................

DEATH BENEFITS AND POLICY VALUES ........................................

 Death Proceeds .........................................................

 Death Benefit Option...................................................

 Change in Death Benefit Option .........................................

 IRS Definition of Life Insurance .......................................

 Maturity Proceeds ......................................................

 Adjustment Options .....................................................

 Policy Values..........................................................

SURRENDERS AND PARTIAL SURRENDERS .......................................

 Surrenders .............................................................

 Examination Offer (Free-Look Provision) ................................

LOANS ...................................................................

 Policy Loans ...........................................................

 Loan Account ...........................................................

 Loan Payments ..........................................................

POLICY TERMINATION AND REINSTATEMENT....................................

 Policy Termination .....................................................

 Minimum Required Premium and Protection Period Guarantees ..............

 Reinstatement (for Policies issued prior to May 21, 2001) ..............

 Reinstatement (only applies to certain Policies issued after May 21, 2001)

TAX ISSUES RELATED TO THE POLICY ........................................

GENERAL PROVISIONS ......................................................

 Frequent Trading and Market-Timing (Abusive Trading Practices).........

 Purchase Procedures ....................................................

 Statement of Values ....................................................

 Services Available via the Internet and Telephone ......................

 Misstatement of Age or Gender ..........................................

 Non-Participating Policy ...............................................

 Incontestability .......................................................

 Independent Registered Public Accounting Firm ..........................

LEGAL PROCEEDINGS .......................................................

TABLE OF SEPARATE ACCOUNT DIVISIONS .....................................

APPENDIX A - TARGET PREMIUMS............................................

APPENDIX B - ILLUSTRATIONS..............................................

ADDITIONAL INFORMATION..................................................

SUMMARY: BENEFITS AND RISKS


This prospectus describes a flexible variable universal life insurance policy offered by the Company. This is a brief summary of the Policy's features. More detailed information follows later in this prospectus.


POLICY BENEFITS

DEATH BENEFITS AND PROCEEDS
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death benefit proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:
.. the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY
  VALUES - Death Proceeds);
.. minus loan indebtedness;
.. minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net surrender value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges.)
.. plus proceeds from any benefit rider.

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for two death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.


PREMIUM PAYMENT FLEXIBILITY
You may choose the amount and frequency of premium payments (subject to certain limitations).

POLICY VALUES

The policy value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited and/or the investment experience of the divisions and fixed account. There is no guaranteed minimum division value.

Policy Loans
------------
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net surrender value.

Full Surrender
--------------
The Policy may be surrendered and any net surrender value paid to the owner. If the full surrender is within ten years of the policy date or a face amount increase, a surrender charge is imposed.

Partial Surrender
-----------------
On or after the second policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. The surrender charge does not apply to partial surrenders, however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed. The minimum amount of the partial surrender is $500.

ADJUSTMENT OPTIONS
The face amount may be increased or decreased unless the Policy is in a grace period or if monthly policy charges are being waived under a rider.

Face Amount Increase
--------------------
The minimum amount of an increase is $50,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Face Amount Decrease
--------------------
On or after the second policy anniversary, a decrease in face amount may be requested if the request does not decrease the face amount below $50,000.

MATURITY PROCEEDS
If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

POLICY RISKS

RISKS OF POOR INVESTMENT PERFORMANCE
Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investments in the fixed account or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

NOTE: Each division invests in a corresponding underlying mutual fund. The underlying mutual funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

POLICY TERMINATION (LAPSE)
On an ongoing basis, the Policy's net surrender value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

Your Policy has either a Minimum Required Premium provision or a 5-Year Guarantee provision. The 5-Year Guarantee Provision only applies to Policies issued after May 21, 2001 where permitted by state law. The 5-Year Guarantee Provision provides that if the no-lapse premium requirement is met, the Policy will not terminate during the first five policy years even if the Policy's net surrender value is insufficient to cover the monthly policy charge and any loan indebtedness.


LIMITATIONS ON ACCESS TO SURRENDER VALUE
Partial Surrenders
------------------
.. Two partial surrenders may be made in a policy year. The minimum amount of the partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year).
.. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each partial surrender.

Full Surrenders
---------------
If the full surrender is within ten years of the policy date or a face amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of policy years is calculated from the original policy date through the surrender date - excluding the period during which the Policy was terminated.


Adverse Tax Consequences
------------------------
A full surrender or cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:
.. the value each year of the life insurance protection provided;
.. an amount equal to any employer-paid premiums; or .. some or all of the amount by which the current value exceeds the employer's interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

RISKS OF UNDERLYING MUTUAL FUNDS
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund's prospectus. As with all mutual funds, as the value of an underlying mutual fund's assets rise or fall, the fund's share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds
------------
The biggest risk is that the fund's returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund's portfolio could also decrease if the stock market goes down.

Income Funds
------------
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund's share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
-------------------
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

SUMMARY: FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy or surrender the Policy.

                               TRANSACTION FEES
 ------------------------------------------------------------------------------
            CHARGE              CHARGE IS DEDUCTED:        AMOUNT DEDUCTED
 ------------------------------------------------------------------------------
  Maximum Sales Charge          from each premium
  Imposed*:                     paid
  through year 10 (after                                2.75% of premium paid
  issue or adjustment)                                  (up to
                                                        target premium)
                                                        0.75% of premium paid
                                                        in excess of
                                                        target premium
  Taxes (federal, state and     from each premium       3.45% of premium paid
  local)                        paid
 ------------------------------------------------------------------------------
  Contingent Deferred Sales     from proceeds upon
  Charge *                      full surrender
   through year 10 (after
   issue or adjustment):
    Guaranteed Minimum                                  $2.67 per $1,000 of
                                                        face amount
    Guaranteed Maximum                                  $43.03 per $1,000 of
                                                        face amount
    Current first year charge
    for a representative
    insured (45-year old male                           $13.52 per $1,000 of
    with a risk                                         face amount
    classification of
    preferred
    non-smoker)
  Contingent Deferred                                   $3.00 per $1,000 of
  Administration Charge                                 face amount
   years 1-10 (after issue or                           (limited to $1,500 per
   adjustment)                                          Policy)
  Transaction fee on partial    on each partial         the lesser of $25 or 2%
  surrenders                    surrender               of the amount
                                                        surrendered
 ------------------------------------------------------------------------------

  * Sales charges and Deferred sales charges (surrender fees) decline over time.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.


    PERIODIC CHARGES OTHER THAN UNDERLYING MUTUAL FUND OPERATING EXPENSES
 ------------------------------------------------------------------------------
                             WHEN CHARGE
         CHARGE              IS DEDUCTED               AMOUNT DEDUCTED
 ------------------------------------------------------------------------------
  Cost of Insurance*:          monthly
  Guaranteed Minimum                           $0.06 per $1,000 of net amount
  Charge                                       at risk
  Guaranteed Maximum                           $83.33 per $1,000 of net amount
  Charge                                       at risk
  Current first year
  charge for a                                 $0.26 per $1,000 of net amount
  representative                               at risk
  insured**
  Mortality and Expense
  Risks Charge:                monthly
  Current:                                     equivalent to:
   policy years 0-9                            0.90% of the division values per
                                               year
   after policy year 9                         0.27% of the division values per
                                               year
 ------------------------------------------------------------------------------
  Administration Charge        monthly
  Guaranteed rates:
   during the first
   policy year
    Guaranteed Minimum                         $10.00/month
    Guaranteed Maximum                         $25.00/month
   after the first
   policy year                                 $10.00/month
  Current rates:               monthly
   during the first
   policy year
    Minimum                                    $10.00/month
    Maximum                                    $16.67/month
   after the first                             $10.00/month
   policy year
 ------------------------------------------------------------------------------
  Maximum Policy loan
  interest (applies                            2.0% of loan balance for first
  only if a policy loan                        10 years and 0.25% after year 10
  is outstanding or if                         (the difference between the
  the death benefit is        annually         interest charged on the loan
  advanced due to the      (accrued daily)     balance and the interest
  Accelerated Benefits                         credited to the loan account)
  Rider)
 ------------------------------------------------------------------------------
  Optional Insurance
  Benefits***
  Accelerated Benefits                         8.0% of death proceeds advanced
  Rider                       annually         per year
  Accidental Death
  Benefit Rider                monthly
    Guaranteed Minimum                         $0.03 per $1,000 of rider
                                               benefit
    Guaranteed Maximum                         $0.14 per $1,000 of rider
                                               benefit
    Representative                             $0.07 per $1,000 of rider
    Insured**                                  benefit
  Children Term                                $0.40 per $1,000 of rider
  Insurance Rider              monthly         benefit
  Life Paid-Up Rider     rider exercise date
    Guaranteed Minimum                         3.5% of policy value
    Guaranteed Maximum                         7.5% of policy value
    Representative
    Insured**                                  3.5% of policy value
  Salary Increase Rider                        $0.13 per $1,000 of face amount
                               monthly         in excess of $30,000
  Spouse Term Insurance
  Rider                        monthly
    Guaranteed Minimum                         $0.16 per $1,000 of rider
                                               benefit
    Guaranteed Maximum                         $1.80 per $1,000 of rider
                                               benefit
    Representative                             $0.30 per $1,000 of rider
    Spouse****                                 benefit
  Waiver of Monthly
  Policy Charge Rider          monthly
    Guaranteed Minimum                         $0.01 per $1,000 of net amount
                                               at risk
    Guaranteed Maximum                         $0.51 per $1,000 of net amount
                                               at risk
    Representative                             $0.04 per $1,000 of net amount
    Insured**                                  at risk
  Waiver of Specified
  Premium Rider                monthly
    Guaranteed Minimum                         $0.15 per $100 of planned
                                               periodic premium
    Guaranteed Maximum                         $0.94 per $100 of planned
                                               periodic premium
    Representative                             $0.47 per $100 of planned
    Insured**                                  periodic premium
 ------------------------------------------------------------------------------

   * The cost of insurance rate at issue and for any underwritten face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. Typically, cost of insurance rates are lower for insureds who: are non-smokers; have a risk classification of preferred; are younger; and are fully underwritten. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

    ** A Representative Insured is a 45-year old male with a risk classification of preferred non-smoker.

    *** Rates shown assume that the insured's risk classification is standard or better.

    **** A Representative Spouse is a 45-year old female with a risk classification of non-smoker.


The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2005.



                                                     MINIMUM        MAXIMUM
 ------------------------------------------------------------------------------
 Total annual underlying mutual fund operating
 expenses (expenses that are deducted from
 underlying mutual fund assets, including          0.38
 management fees, distribution and/or service      %
 (12b-1) fees and other expenses)
 ------------------------------------------------------------------------------



GLOSSARY


5-YEAR GUARANTEE PREMIUM - a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.


ADJUSTMENT - change to your Policy resulting from an increase or decrease in policy face amount or a change in: smoking status; death benefit option; rating or riders.


ADJUSTMENT DATE - the monthly date on or next following the Company's approval of a requested adjustment.


ATTAINED AGE - the insured's age on the birthday on or preceding the last policy anniversary.

BUSINESS DAY - any date that the New York Stock Exchange ("NYSE") is open for trading and trading is not restricted.


CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM - a premium which is required to be paid in order to guarantee the Policy will not lapse for a specific number of years.


DIVISION - a part of the Separate Account which invests in shares of an underlying mutual fund.


EFFECTIVE DATE - the date on which all requirements for issuance of a Policy have been satisfied.


FACE AMOUNT - life insurance coverage amount.


FIXED ACCOUNT - that part of the Policy that is not in the divisions or loan account.


GENERAL ACCOUNT - assets of the Company other than those allocated to any of our Separate Accounts.


INSURED - the person named as the "insured" on the most recent application for the Policy. The insured may or may not be the owner.


LOAN ACCOUNT - that part of the policy value that reflects the value transferred from the division(s) and/or fixed account as collateral for a policy loan.


LOAN INDEBTEDNESS - the amount of any policy loan and unpaid loan interest.


MATURITY DATE - the policy anniversary following the insured's 95th birthday.


MINIMUM MONTHLY PREMIUM - the amount that, if paid, will keep the Policy in force for one month (not taking into account the current monthly policy charge and surrender charge).


MINIMUM REQUIRED PREMIUM - a premium which is required to be paid in order to guarantee that the Policy will not lapse in the first two policy years.


MONTHLY DATE - the day of the month which is the same day as the policy date.
     Example: If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

MONTHLY POLICY CHARGE - the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and the mortality and expense risks charge in effect on the monthly date.


NET AMOUNT AT RISK - the amount upon which the cost of insurance charges are based. It is the result of:
  . the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus
  . the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

NET POLICY VALUE - the policy value minus any loan indebtedness.


NET PREMIUM - the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or fixed account.


NET SURRENDER VALUE - surrender value minus any loan indebtedness.


NOTICE - any form of communication received in our service office which provides the information we need which may be in writing sent to us by mail, internet or facsimile or by calling the service office.


OWNER - the person, including joint owner, who owns all the rights and privileges of this Policy.

POLICY DATE - the date from which monthly dates, policy years and policy anniversaries are determined, the policy date will never be the 29th, 30th, or 31st of any month.


POLICY VALUE (also known as the accumulated value) - the sum of the values in the divisions, the fixed account and the loan account.


POLICY YEAR - the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.
     Example: If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

PREMIUM EXPENSE CHARGE - the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.


PRORATED BASIS - is the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.


SURRENDER VALUE - policy value minus any surrender charge.


TARGET PREMIUM - a premium amount which is used to determine any applicable premium expense charge and surrender charge under a Policy. Target premiums are provided in Appendix A.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of each division.


VALUATION PERIOD - the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day, and ends at the close of normal trading of the NYSE on the next business day.


WRITTEN REQUEST - actual delivery to the Company at our office of a written notice or request, signed and dated, on a form we supply or approve.


Your notices may be mailed to us at:
   Principal Life Insurance Company
   P O Box 9296
   Des Moines, Iowa 50306-9296
   Phone: 1-800-247-9988

YOU - the owner(s) of the Policy


CORPORATE ORGANIZATION AND OPERATION


THE COMPANY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Policy owners under the Policy.


THE FUNDS
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR HOME OFFICE (1-800-247-9988).


The Table of Separate Accounts Divisions later in this prospectus contains a brief summary of the investment objectives of, and sub-advisor for, each division.

New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.

Deletion or Substitution of Investments
---------------------------------------
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
.. transfer assets in any division to another division or to the fixed account; .. add, combine or eliminate divisions; or .. substitute the shares of a division for shares in another division:
  . if shares of a division are no longer available for investment; or . if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) and/or the fixed account without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).


Voting Rights
-------------
We vote division shares at shareholder meetings of the underlying mutual funds. We follow the voting instructions received from people having the voting interest in the division shares.

You have a voting interest under a Policy. You have one vote for each $100 of policy value in the division(s). Fractional votes are allocated for amounts less than $100. The number of votes on which you have the right to instruct us is determined as of a date established by the mutual fund for setting the shareholders eligible to vote.

According to procedures adopted by the mutual fund, voting instructions are solicited by a written proxy statement before a shareholder meeting. We vote other underlying mutual fund shares, for which no voting instructions are received, in the same proportion as the shares for which we receive voting instructions. Underlying mutual fund shares held in our general account are voted in proportion to instructions that are received with respect to the participating contracts.


If we determine, under applicable law, that underlying mutual fund shares need not be voted according to the instructions received, we may vote underlying mutual fund shares held in the Separate Account in our own right.


We may, when required by state insurance regulatory authorities, disregard voting instructions. This may be done if the instructions would require shares to be voted to:
.. change a subclassification or investment objective of the underlying mutual fund;
.. disapprove an investment advisory contract of the underlying mutual fund; or .. approve changes initiated by an owner in the investment policy or investment advisor of the underlying mutual fund if we reasonably disapprove of the changes. The change would be disapproved only if:
  . the proposed change is contrary to state law;
  . prohibited by state regulatory authorities; or . we determine the change is inconsistent with the investment objectives of the mutual fund.

THE FIXED ACCOUNT
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account and any interest in it is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.


We guarantee that net premiums allocated to the fixed account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

We may defer payment of proceeds payable out of the fixed account for a period of up to six months.

The Fixed Account
-----------------
The value of your fixed account on any business day is:
.. net premiums allocated to the fixed account
.. plus transfers from the division(s)
.. plus interest credited to the fixed account
.. minus surrenders, surrender charges and monthly policy charges
.. minus transfers to the loan account
.. minus transfers to the division(s)
The mortality and expense risks charge is not imposed on amounts in the Fixed Account.

CHARGES AND DEDUCTIONS


We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.


PREMIUM EXPENSE CHARGE (SALES CHARGE AND TAXES)
When we receive your premium payment, we deduct a premium expense charge.

Deductions from premiums during each of the first ten years and with respect to premiums made because of a face amount increase, during the first ten years after the increase, equal:
.. sales load of 2.75% of premiums paid up to target premium (0.75% of premiums in excess of target premium)
.. plus 2.20% (of premiums paid) for state and local taxes
.. plus 1.25% (of premiums paid) for federal taxes.

Deductions from premiums after the tenth policy year (and ten years after a face amount increase) are:
.. 2.20% (of premiums paid) for state and local taxes
.. plus 1.25% (of premiums paid) for federal taxes.

The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.


Target Premium
--------------
The target premium is based on the gender and age of the insured (see APPENDIX A- TARGET PREMIUMS). The target premium is a calculated premium amount used to determine the premium expense charge and the surrender charge. The target premium is not required to be paid.

SURRENDER CHARGE
A surrender charge is imposed upon full surrender of the Policy within ten years of the policy date or of a face amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates us for expenses related to the sale of the Policy.

Surrender charges vary based on premiums paid, face amount, age at issue or adjustment, state of issue and number of policy years since issue or adjustment. The charge applies only during the first ten policy years unless there is a face amount increase. A face amount increase has its own surrender charge period that begins on the adjustment date. The total surrender charge on the Policy is the sum of the surrender charges for the face amount at issue and each face amount increase. The surrender charge is not affected by any decrease in face amount or any change in face amount resulting from a change of death benefit options.


The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.


Surrender charges have two components - the contingent deferred sales charge and the contingent deferred administration charge.


Contingent deferred sales charge (CDSC)
---------------------------------------
The contingent deferred sales charge is equal to 47.25% of the lesser of 1) the sum of all premiums paid up to date, or 2) the target premium total as calculated below.

The target premium total used to calculate the CDSC is the target premium times a multiplier based on the age of the insured and the state in which the Policy was issued. The target premium can be found in Appendix A. The multiplier is shown in the table below:

                                        TARGET PREMIUM MULTIPLIER
                         ----------------------------------------------
     INSURED'S AGE            ALL STATES
      ON ISSUE OR           EXCEPT OREGON
    ADJUSTMENT DATE          AND NEW YORK          NEW YORK           OREGON
    ---------------         -------------          --------           ------
          0-45                   2.00                2.00              2.00
         46-50                   2.00                1.90              2.00
         51-55                   2.00                1.75              2.00
         56-60                   2.00                1.65              2.00
         61-65                   2.00                1.55              2.00
         66-70                   1.50                1.50              1.45
         71-75                   1.08                1.10              1.05
         76-80                   0.80                0.80              0.80
         81-85                   0.48                0.50              0.50

                         target premium (250 x 14.31(from
 CDSC Example:           Appendix A))                                    $3,577.50

                         target premium multiplier (from table                2.00
                         above)                                          ---------
                         target premium total for CDSC                   $7,155.00

 The target premium total ($7,155.00 is less than the total of all premiums paid
 ($8,000.00)).
 CDSC: 47.25% x $7,155.00 = $3,380.74

 The example assumes:   insured's age: 45       issue state: Florida    adjustments: none
                        insured's gender:
                        Male                    face amount: $250,000   years in force: 1
                        premiums paid to date: $8,000.00



Contingent deferred administration charge (CDAC)
------------------------------------------------
The contingent deferred administration charge is $3 per $1,000 of face amount. The CDAC is subject to a maximum of $1,500.

   CDAC Example:      face amount                        $250,000
                      divided by                            1,000
                                                         --------
                                                              250
                      times                              $   3.00
                                                         --------
                      CDAC is                            $ 750.00

 The example assumes:   insured's age: 45       issue state: Florida    adjustments: none
                        insured's gender:
                        Male                    face amount: $250,000   years in force: 1
                        premiums paid to date: $8,000.00



Surrender charge percentage
---------------------------
The surrender charge during any policy year is equal to ((a) plus (b)) times (c) where:
    (a) is the CDSC;
    (b) is the CDAC; and
    (c) is the applicable surrender charge percentage shown below:

              SURRENDER CHARGE PERCENTAGE TABLE
              ---------------------------------
  NUMBER OF YEARS SINCE POLICY     THE FOLLOWING PERCENTAGE OF
 DATE AND/OR THE ADJUSTMENT DATE   SURRENDER CHARGE IS PAYABLE
 -------------------------------   ---------------------------
           0 through 5                       100.00%
                6                             95.24
                7                             85.71
                8                             71.43
                9                             52.38
                10                            28.57
           11 and later                       00.00

 Surrender Charge
 Example:                CDSC                                 $3,380.74
                         plus CDAC                               750.00
                                                              ---------
                                                              $4,130.74

                         times the applicable                    100.00%
                         percentage                           ---------
                         total surrender
                         charge                               $4,130.74


 The example assumes:    insured's age: 45       issue state: Florida     adjustments: none
                         insured's gender:
                         Male                    face amount: $250,000    years in force: 1
                         premiums paid to date: $8,000.00

When the face amount on a Policy is increased, the surrender charge on the additional face amount is calculated separately. For example, if the above Policy had a face increase of $10,000 in policy year 3, the surrender charge on the original face amount would be calculated as shown above. The surrender charge on the face amount increase is calculated separately based on the insured's age at the time of the increase. The surrender charges are added together to determine the total surrender charge. In this example, in policy year 11 the surrender charge on the original face amount is zero and the surrender charge on the face amount increase applies for an additional 3 years (for a total of 11 years after the face amount increase).


Surrender charges do not typically start high and decrease over time. Typically, surrender charges on the Policy are lower in the first two policy years, reach a maximum level in the third year and decrease after year five. Please refer to your policy data pages for the Table of Maximum Surrender Charges.



SURRENDER CHARGE LIMITATION . If you surrender your Policy within two years of issue or of an increase in face amount, a sales charge refund is made to the extent that the total sales charge deducted exceeds (a) plus (b) where:
.. (a) is 30% of actual premium payments made up to the lesser of:
    . one guideline annual premium; or
    . the maximum amount of premiums subject to the deferred sales charge.
.. (b) is 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of:
    . two guideline annual premiums; or
    . the maximum amount of premiums subject to the deferred sales charge.

     Effective May 21, 2001, the Sales Charge Limitation no longer applies in states where permissible. This change only applies to Polices issued after May 21, 2001. Please consult your sales representative for availability.


MONTHLY POLICY CHARGE
The monthly policy charge is made up of:
.. a charge for the cost of insurance;
.. a monthly administration charge;
.. a mortality and expense risks charge; and .. any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value in the divisions and/ or fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:
.. the same as allocation percentages for premium payments;
.. determined on a prorated basis; or
.. determined by any other allocation method which we agree upon.
For each division and the fixed account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the next monthly date after the request is approved. If we cannot follow your instructions because of insufficient value in any division and/or fixed account, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge
------------------------
This charge compensates us for providing insurance protection under the Policy.

The monthly cost of insurance charge is (a) multiplied by (b) where:
    (a) is the cost of insurance rate (described below) divided by 1,000; and
    (b) is the net amount at risk.

The net amount at risk is the difference between the death benefit and the policy value. The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by: investment performance; policy loans and unpaid loan interest; payment of premiums, fees and charges; death benefit option chosen; partial surrenders; and face amount adjustments.

Different cost of insurance rates may apply to face amount increases. The cost of insurance for the increase is based on the insured's gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured's gender*, attained age and risk classification at the time of the increase.
  * The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.


Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting and guaranteed issue underwriting.


Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.


Monthly Administration Charge
-----------------------------
This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.


CURRENT CHARGES . During the first policy year, the minimum administration charge is $10.00 per month and not more than $16.67 per month. After the first policy year, the administration charge is $10.00 per month.



GUARANTEED ADMINISTRATION CHARGES . In the first policy year, the guaranteed maximum administration charge is 1/12 x ($.60 for each $1,000 of net amount at risk) per month with a maximum charge of $25.00 per month. After the first policy year, the guaranteed maximum administration charge is $10.00 per month.


Mortality and Expense Risks Charge
----------------------------------
The mortality and expense risks charge compensates us for distribution and administrative expenses.

Each month during the first nine policy years, we deduct a mortality and expense risks charge at an annual rate of 0.90% of the division values. Each month thereafter, we deduct a charge at an annual rate of 0.27% of the division values.


We reserve the right to increase the annual rate after the ninth policy year but guarantee that the maximum annual rate will not exceed 0.90% of the division values. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.


UNDERLYING MUTUAL FUND CHARGES
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY


THE CONTRACT
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The descriptions that follow are based on provisions of the Policy offered by this prospectus.

RIGHTS UNDER THE POLICY
Ownership
---------
Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date, if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.


If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person's ownership interest, unless otherwise specified. If you are not the insured and you die before the insured, the insured becomes the owner unless there is a successor owner. With our consent, you may specify a different arrangement for contingent ownership.


You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.


Beneficiary
-----------
If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.


Assignment
----------
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the revocable beneficiary(ies), are subject to any assignment on file with us.


POLICY LIMITATIONS
Division Transfers
------------------
After the free-look period, you may transfer amounts between the divisions and/or the fixed account. You must specify the dollar amount or whole percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up a periodic transfer by:
.. sending us a written request;
.. calling us if telephone privileges apply (1-800-247-9988); or
.. visiting www.principal.com (if internet privileges apply).

You may not make a transfer to the fixed account if:
.. a transfer has been made from the fixed account to a division within six months; or
.. immediately after the transfer, the fixed account value would be more than $1,000,000 (without our prior approval).


UNSCHEDULED TRANSFERS . You may make unscheduled transfers from a division to another division or to the fixed account. The minimum transfer amount is the lesser of $100 or the value of your division.

SCHEDULED TRANSFERS . You may elect to have automatic transfers made out of one division into one or more of the other divisions and/or the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no fee for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
     Example:

         MONTH       AMOUNT INVESTED      SHARE PRICE      SHARES PURCHASED
         -----       ---------------      -----------      ----------------
       January           $    100           $ 25.00                       4
       February          $    100           $ 20.00                       5
       March             $    100           $ 20.00                       5
       April             $    100           $ 10.00                      10
       May               $    100           $ 15.00                       6
       June              $    100           $ 20.00                       5
                         --------           -------                       -
       Total             $    600           $110.00                      35


In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.
.. The amount of the transfer is:
  . the dollar amount you select (minimum of $50); or . a percentage of the division value as of the date you specify (other than the 29th, 30th or 31st).
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly). If the selected date is not a business day, the transfer is completed on the next business day.
.. The value of the division must be equal to or more than $2,500 when your scheduled transfers begin.
.. Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers
---------------------------
Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled fixed account transfer in the same policy year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.


UNSCHEDULED TRANSFERS . You may make one unscheduled fixed account to division(s) transfer within the 30-day period following each policy anniversary. .. You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the fixed account value as of the most recent policy anniversary).
.. The minimum transfer amount must be at least $100 (or the entire value of your fixed account if less).
.. If your fixed account value is less than $1,000, you may transfer up to 100%
  of your fixed account.
.. There is no transaction charge imposed on the transfer(s).


SCHEDULED TRANSFERS . You may make scheduled transfers on a monthly basis from the fixed account to your division(s) without an additional charge as follows:
.. The value of your fixed account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.
.. The amount of the transfer is:
  . the dollar amount you select ($50 for fixed account); or . a percentage of the fixed account value (the maximum amount of the transfer is 2% of the fixed account value as of the specified date) as of the date you specify which may be:

    . the later of the policy date or most recent policy anniversary date; or . the date the Company receives your request.
.. Transfers begin on the monthly date following the receipt of notice.
.. If the specified date is not a business day, the transfer is completed on the next business day.

Scheduled transfers continue until your value in the fixed account has a zero balance or we receive your notice to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer. You may change the amount of the transfer once each policy year by:
.. sending us a written request;
.. calling us if telephone privileges apply (1-800-247-9988); or
.. visiting www.principal.com (if internet privileges apply).
As transfers are made on a monthly basis, a change in the amount of the transfer is effective with the scheduled transfer after our receipt of notice of the change.

Automatic Portfolio Rebalancing (APR)
-------------------------------------
APR allows you to maintain a specific percentage of your policy value in the divisions over time.
     Example: You may choose to rebalance so that 50% of your policy values are in the Bond division and 50% in the Capital Value division. At the end of the specified period, market changes may have caused 60% of your value to be in the Bond division and 40% in the Capital Value division. By rebalancing, units from the Bond division are sold and the proceeds are used to purchase units in the Capital Value division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:
.. do not begin until the expiration of the examination offer period;
.. are done without charge;
.. may be done on the frequency you specify:
  . quarterly APR transfers may be done on a calendar year or policy year basis; . semiannual or annual APR transfers may only be done on a policy year basis.
.. may be done by:
  . calling us (if telephone privileges apply (1-800-247-9988));
  . mailing us your written request;
  . faxing your request to us; or
  . visiting www.principal.com (if internet privileges apply).
.. are made at the end of the next valuation period after we receive your instruction;
.. are not available for values in the fixed account; and
.. are not available if you have scheduled transfers from the same divisions.

OPTIONAL INSURANCE BENEFITS
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our home office. NOT ALL OPTIONAL INSURANCE BENEFITS ARE AVAILABLE IN ALL STATES. SOME PROVISIONS MAY VARY FROM STATE TO STATE. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Accelerated Benefits Rider
--------------------------
This rider provides the option of receiving the death proceeds before death if the insured becomes terminally ill. Up to 75 percent of the face amount may be requested, up to a maximum of $1,000,000, provided that the insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. The death proceeds payable upon the death of the insured will be reduced by the amount of the death proceeds advanced plus loan interest charged. This rider may be elected at any time. There is no charge for this rider other than loan interest charged during the time period death proceeds are advanced.

Accidental Death Benefit Rider
------------------------------
This rider provides an additional death benefit if the insured's death is caused by accidental means. The rider must be elected at the time of application or any time prior to issue. There is a charge for this rider.

Accounting Benefit Rider
------------------------
This rider is available on business cases only and provides if the Policy is surrendered in the first ten years, any surrender charge which would otherwise apply, will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider must be elected at the time of application or any time prior to issue. There is no charge for this rider.

Change of Insured Rider
-----------------------
This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured's issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status, and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Children Term Insurance Rider
---------------------------------
This rider provides insurance coverage for the insured's child(ren). We will pay this rider's beneficiary its insurance amount upon receipt of proof that the child died before the termination of this rider. The rider may be added at any time while the primary insured's attained age is 55 or less. There is a charge for this rider.

Cost of Living Rider
--------------------
This rider provides increases in the face amount every three years without requiring evidence of insurability. This rider is added automatically to all Polices with a risk classification of standard or better and where the insured's issue age is 52 or younger. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the face amount made under this rider. There is no charge for this rider.

Death Benefit Guarantee Rider
-----------------------------
This rider extends the no-lapse guarantee provision if premiums paid equal or exceed the Death Benefit Guarantee premium requirement. This rider is automatically made a part of the Policy as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee premium requirement. The level of premium (planned or paid) at issue determines whether the no-lapse guarantee is extended to the insured's attained age 65. An illustration (available at no charge from your sales representative or our home office) will provide the Death Benefit Guarantee premium requirement applicable to your Policy. The Death Benefit Guarantee premium requirement is described in the section "PREMIUMS."

If on any monthly date, the Death Benefit Guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our home office before the expiration of the 61 days (which begins when the notice is mailed), the Death Benefit Guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.


The rider must be elected at the time of application or any time prior to issue.


Extended Coverage Rider
-----------------------
This rider extends the Policy beyond the maturity date as long as the Policy is still in-force and the insured is living on the maturity date. The Policy will then terminate upon the insured's death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account and fixed account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies when issued. You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Extra Protection Increase Rider
-------------------------------

This rider provides increases in the face amount based on the amount of premiums paid into the Policy without requiring evidence of insurability. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the face amount made under this rider. The rider is available on business cases only. The rider must be elected at the time of application or any time prior to issue. There is no charge for this rider.

Life Paid-Up Rider
------------------
Under certain circumstances, this rider can guarantee the Policy will not lapse
when there is a large loan outstanding.   The rider benefit begins on the
monthly date when the loan balance reaches 96% on a current basis, 92% on a guaranteed basis of the surrender value. There is a one-time current charge of 3.5% (guaranteed not to exceed 7.5% of policy value) taken from the policy value on the date the rider is exercised. Afterwards, no further monthly policy charges are deducted for the remaining death benefit. Adjustments or changes to the Policy are not allowed once the rider benefit goes into effect. The Internal Revenue Services has not taken a position on the Life Paid-Up rider. You should consult your tax advisor prior to this rider being exercised. The rider may be elected at the time of application or anytime prior to the maturity date.

Salary Increase Rider
---------------------
This rider is available on business cases only and provides increases in the face amount based on salary adjustments without requiring evidence of insurability. When exercised, the monthly policy charge and surrender charge will be increased to cover the costs and charges for any increase in the face amount made under this rider. The rider must be elected at the time of application or any time prior to issue. There is a charge for this rider.

Spouse Term Insurance Rider
---------------------------
This rider provides insurance coverage for the insured's spouse. We will pay this rider's beneficiary its insurance amount upon receipt of proof that the spouse died before the termination of this rider. The rider may be added at any time while the primary insured's attained age is 60 or less. There is a charge for this rider.

Waiver of Monthly Policy Charge Rider
-------------------------------------
This rider pays the monthly policy charges of the Policy if you become disabled and lose your ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at any time while the primary insured's attained age is 59 or less. There is a charge for this rider.

Waiver of Specified Premium Rider
---------------------------------
This rider pays the planned scheduled premium on the Policy if you become disabled and lose your ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at any time while the primary insured's attained age is 59 or less. There is a charge for this rider.

RESERVATION OF RIGHTS
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments. You would be notified of any such action to the extent required by law.


RIGHT TO EXCHANGE POLICY
During the first 24 months after the policy date (except during a grace period), you have the right to exchange your Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) that we make available for this purpose. No charge is imposed on this exchange. Your exchange request must be postmarked or delivered to our home office before the end of the 24-month period. The exchange is effective when we receive your written request, any amount required to place the new policy in force and surrender of the Policy

You may also exchange the Policy for a fixed-benefit, flexible premium policy we make available for this purpose if there is a material change in the investment policy of a division if you have an interest in the affected division. In addition, you have the right to exchange a face amount increase for a fixed-benefit, flexible premium policy we make available for this purpose at any time during the first 24 months after the increase (but not during a grace period).


SUICIDE
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

DELAY OF PAYMENTS OR TRANSFERS
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your instruction is not canceled by your written instruction, the amount of the transaction is determined the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.


In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.

We may defer payment of proceeds payable out of the fixed account for a period of up to six months.

PREMIUMS


PAYMENT OF PREMIUMS
The amount and frequency of your premium payments affects the policy value, the net surrender value and how long the Policy remains in force. Generally, the higher the policy face amount the higher the Minimum Required Premium or the 5-Year Guarantee premium will be. You must pay premiums to us at our home office, Principal Life Insurance Company, 801 Grand (IDPC), Des Moines, Iowa 50392. (See POLICY TERMINATION AND REINSTATEMENT for more information regarding the Minimum Required and the 5-Year Guarantee premiums)

You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account. You may make unscheduled payments and/or establish a payment schedule (we send premium reminder notices if you establish an annual, semiannual or quarterly planned payment schedule). Premium payments may also be made through payroll deduction where permitted by state law and approved by us.


MINIMUM REQUIRED PREMIUM AND 5-YEAR GUARANTEE PROVISIONS
Your Policy has either a Minimum Required Premium or a 5-Year Guarantee provision. The 5-Year Guarantee provision only applies to Policies issued after May 21, 2001 where permitted by state law. If the 5-Year Guarantee provision applies to your Policy and you meet the premium requirement, your Policy is guaranteed not to lapse during the first five policy years even if the net surrender value is insufficient to cover the monthly policy charge.

Minimum Required Premium - during first 24 months after policy date
-------------------------------------------------------------------
You must pay a Minimum Required Premium during the first 24 months from the policy date. The Minimum Required Premium is the amount that, if paid, will keep the policy in force for one month, taking into account the current monthly policy charges and surrender charge. The Minimum Required Premium on a monthly date is equal to (a) times (b) where:
    (a) is the minimum monthly premium as shown on the current data pages; and
    (b) the number of completed months since the policy date.

NOTE: The amounts of the Minimum Required Premium (if applicable) and the Death
     Benefit Guarantee premiums are different due to the length of time coverage is provided by each. The Minimum Required Premium ensures that the Policy will not lapse during the first 24 months following the policy date. The Death Benefit Guarantee premium provides a guarantee that the Policy will not lapse during the later of the first 60 months following the policy date or the insured's age 65. Since the Death Benefit Guarantee can provide a longer no-lapse guarantee, the Death Benefit Guarantee premium is higher than the Minimum Required Premium.

     Example: If the policy face amount is $250,000 and the insured is a male with an attained age of 45 who is a nonsmoker:
           Minimum required premium is $3,082. (The policy face amount (divided by 1000) multiplied by the Minimum Required Premium rate of $12.00 plus $82.00)
           Death benefit guarantee premium requirement is $3,659.50. (The policy face amount (divided by 1000) multiplied by the Death Benefit Guarantee premium rate of $14.31 plus $82.00)

5-Year Guarantee Provision
--------------------------
During the first 60 months from the policy date, the Policy will stay in force even if the Policy's net surrender value is insufficient to cover monthly policy charge If ((a) minus (b)) is greater than or equal to (c) where:
  (a) is the sum of the premiums paid;
  (b) is the sum of all existing policy loans, unpaid loan interest, partial surrenders and transaction charges; and
  (c) is the sum of the minimum monthly premiums (as shown on your data page) since the policy date to the most recent monthly date.

After the first 60 months from the policy date, making premiums under your planned periodic schedule does not guarantee that your Policy will stay in force unless:
.. your Policy's net surrender value is at least equal to the monthly policy charge on the current monthly date, or
.. the Death Benefit Guarantee rider is in force.

Death Benefit Guarantee
-----------------------
The Death Benefit Guarantee rider provides that, subject to satisfaction of the Death Benefit Guarantee requirement, the Policy will not terminate prior to the later of the insured attaining age 65 or 5 years from policy issue even if the policy net surrender value is insufficient to cover the monthly policy charge.

The Death Benefit Guarantee premium requirement is that ((a) minus (b)) is greater than or equal to (c) where:
    (a) is the sum of premiums paid;
    (b) is the sum of the loan indebtedness and all partial surrenders; and
    (c) is the sum of the Death Benefit Guarantee premiums since the policy date to the most current monthly date.

     Example: If the policy face amount is $250,000 and the insured is a male with an attained age of 45 who is a nonsmoker:
           5-Year Guarantee Provision premium requirement is $2,170. (The policy face amount (divided by 1000) multiplied by the 5-Year Guarantee Provision premium rate of $8.68)
           Death benefit guarantee premium requirement is $3,659.50. (The policy face amount (divided by 1000) multiplied by the Death Benefit Guarantee premium rate of $14.31 plus $82.00)

PREMIUM LIMITATIONS
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.

ALLOCATION OF PREMIUMS
Your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) is allocated to the Money Market division at the end of the business day we receive the premium. Twenty-one days after the effective date, the money is reallocated to the divisions and/or the fixed account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.

     Example: The effective date of your Policy is February 1st. Your net premium is allocated to the Money Market division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the division that you selected.

Net premium payments received after the twenty-first day period are allocated to the divisions and/or fixed account according to your instructions (the allocation percentage must be zero or a whole number). The total of all the allocation percentages must equal 100. Net premium payments are allocated as of the valuation period in which they are received. Incomplete allocation instructions may cause a delay in processing.


The percentage allocation for future premium payments may be changed, without charge, at any time by:
.. sending a written request to us;
.. calling us at 1-800-247-9988 (if telephone privileges apply); or
.. visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the valuation period in which your new instructions are received.

NOTE: We reserve the right to keep the initial premium payment in the Money
     Market division longer than 20 days to correspond to the examination offer periods of a premium fund state's replacement requirements. If in a market value state, premiums may be immediately allocated to the divisions.

Division Valuation
------------------
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premiums payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured's death.

At the end of any valuation period, your value in a division is:
.. the number of units you have in the division
.. multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment (less premium expense charges);
.. plus subsequent premium payments (less premium expense charges);
.. plus transfers from another division or the fixed account minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division, the fixed account or the loan account; and
.. to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays:
New Year's Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President's Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
  [{the share price of the underlying mutual fund at the end of the valuation period before that day's transactions
                                      plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
                                   divided by
    the share price of the underlying mutual fund at the end of the previous valuation period after that day's transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


DEATH BENEFITS AND POLICY VALUES


DEATH PROCEEDS
If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:
.. proof of the death of the insured;
.. Beneficiary's Statement (Claim Form)*; and
.. Trust Agreement (if the beneficiary is a trust).
  * If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.


Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).


The payments are made in cash lump sum or under a benefit payment option. Death proceeds are calculated as of the date of the insured's death and include:
.. the death benefit described below;
.. minus loan indebtedness;
.. minus any overdue monthly policy charges if the insured died during a grace period;
.. plus interest on the death proceeds as required by state law;
.. plus proceeds from any benefit rider on the insured's life.

Benefit Instructions
--------------------
While the insured is alive, you may give us instructions for payment of death proceeds under one of the benefit payment options of the Policy. If at the insured's death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. These choices are also available if the Policy matures or is surrendered. If a benefit payment option is not selected, the death proceeds are paid in a cash lump sum. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked.

The benefit payment options include:
.. Custom Benefit Arrangement
  A specially designed benefit option may be arranged with our approval. .. Proceeds left at interest
  We hold the amount of the benefit on deposit. Interest payments are made annually, semiannually, quarterly or monthly as selected.

.. Fixed Income
  We pay income of a fixed amount for a fixed period (not exceeding 30 years). .. Life Income
  We pay income during a person's lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
.. Joint and Survivor Life Income
  We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
.. Joint and Two-thirds Survivor Life Income
  We pay an income during the lifetime of two people and two-thirds of the original amount during the remaining lifetime of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).
If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner's estate unless otherwise specified.

Interest at a rate set by us, but never less than required by state law, will be applied to calculate the above benefit payment options.


DEATH BENEFIT OPTION
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The two death benefit options available are:
.. Death Benefit Option 1 - the death benefit equals the greater of:
  . the face amount; or
  . the amount found by multiplying the policy value by the applicable percentage from the table below.
.. Death Benefit Option 2 - the death benefit equals the greater of:
  . the face amount plus the policy value; or . the amount found by multiplying the policy value by the applicable percentage from the table below.

                            APPLICABLE PERCENTAGES*

(For ages not shown, the applicable percentages decrease by a pro rata portion for each full year.)

                    INSURED'S ATTAINED AGE       PERCENTAGE
                    ----------------------       ----------
                     40 and under                   250
                     45                             215
                     50                             185
                     55                             150
                     60                             130
                     65                             120
                     70                             115
                     75 through 90                  105
                     95                             100

  . The applicable percentage tables are based on our interpretation of Section
    7702 of the Internal Revenue Code as set forth below. We reserve the right, where allowed by law, to change or delete the percentages as required by changes to the Internal Revenue Code.

     Example: Death Benefit Option: 1
           Face Amount: $250,000
           Policy Value: $150,000

           Attained Age: 45
           Risk Class: Preferred Non-smoker
           Applicable Percentage: 215%
           Death Benefit: $150,000 x 215% = $322,500

CHANGE IN DEATH BENEFIT OPTION
You may change the death benefit option on or after the second policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval.

We will increase or decrease the face amount so that the death benefit immediately after the change equals the death benefit before the change. If the death benefit option involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.
..

       CHANGING FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
 We will decrease the face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the face amount, the decrease of face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase.
-------------------------------------------------------------------------------
      FACE AMOUNT              DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE         BEFORE THE CHANGE           BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,000,000                   $50,000
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE           AFTER THE CHANGE
-------------------------------------------------------------------------------
        $950,000                 $1,000,000                   $50,000
 ($1,000,000 - $50,000)      ($950,000+$50,000)
-------------------------------------------------------------------------------



       CHANGING FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
 We will increase the face amount. The amount of the increase is equal to the policy value on the effective date of the change. The face amount increase will be in the same proportion as the face amount to the face amount. Because the death benefit will not continue to increase under
 Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.
-------------------------------------------------------------------------------
      FACE AMOUNT               DEATH BENEFIT               POLICY VALUE
-------------------------------------------------------------------------------
   BEFORE THE CHANGE          BEFORE THE CHANGE          BEFORE THE CHANGE
-------------------------------------------------------------------------------
       $1,000,000                $1,050,000                   $50,000
                            ($1,000,000+$50,000)
-------------------------------------------------------------------------------
    AFTER THE CHANGE          AFTER THE CHANGE            AFTER THE CHANGE
-------------------------------------------------------------------------------
       $1,050,000                $1,050,000                   $50,000
 ($1,000,000 + $50,000)
-------------------------------------------------------------------------------


IRS DEFINITION OF LIFE INSURANCE
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code.
.. The Policy qualifies if it satisfies a guideline premium requirement and falls within a cash value corridor.
.. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

MATURITY PROCEEDS
The maturity date is the policy anniversary where the insured's attained age is 95 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy's maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured's death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).


ADJUSTMENT OPTIONS
Increase in face amount
-----------------------
You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in face amount is $50,000. A face amount increase request made in the first 60 policy months will increase the 5-Year guarantee premium for the remainder of the 60 months. If MRP applies, the MRP amount will be increased if an increase is made in the first two policy years. At any time an increase is made, surrender charges will apply.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.


We will approve your request if:
.. the insured is alive at the time of your request; and .. the attained age of the insured is 85 or less at the time of the request; and .. we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.

The increase in face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request. No examination offer period applies to an increase in face amount.


We calculate an "adjustment conditional receipt premium deposit" (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.


Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account. Your current premium allocation percentages are used to make this allocation.


The cost of insurance charge will increase in the event of an increase in a Policy's face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse unless the 5-Year or Death Benefit Guarantees are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.


Decrease in face amount
-----------------------
On or after the second policy anniversary, you may request a decrease in the face amount. No transaction fee is imposed on decreases in the face amount. A decrease in face amount lowers the cost of insurance charges but does not reduce surrender charges, the 5-Year Guarantee premium amount or the Minimum Required Premium. A decrease is requested as follows:
.. the request must be made on an adjustment application;
.. the application must be signed by the owner(s);
.. the Policy is not in a grace period;
.. monthly policy charges are not being waived under a waiver rider; and .. the decrease may not reduce the face amount below $50,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

POLICY VALUES
Your policy value is equal to the sum of the values in your divisions, fixed account and loan account. The policy value:
.. increases as premiums are applied and interest is credited;
.. decreases as policy loans, partial surrenders and policy expenses are deducted; and
.. increases or decreases as the Investment experience in your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS


SURRENDERS
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).


Full surrender
--------------
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the policy date or a face amount increase, a surrender charge is imposed. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the surrender value.


Partial surrender
-----------------
On or after the second policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The minimum amount of the partial surrender is $500. Up to two partial surrenders may be made during a policy year. The total of your two partial surrenders during a policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that policy year). The partial surrender may not decrease the face amount to less than $50,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.

Your policy value is reduced by the amount of the surrender and transaction fee. We surrender units from the divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your division(s) and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender. You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or two percent of the amount surrendered. It is withdrawn in the same proportion as your monthly policy charge allocation.


If Death Benefit Option 1 is in effect and the death benefit equals the face amount, the face amount is reduced by the amount of the partial surrender and transaction fee. In situations where the death benefit is greater than the face amount, the face amount is reduced by the amount the partial surrender plus transaction fee exceeds the difference between the death benefit and face amount. If the face amount had been increased, any reduction of the face amount is made on a last in, first out basis.


If the Death Benefit Option 2 is in effect, there is no reduction in the face amount upon a partial surrender.


EXAMINATION OFFER (FREE-LOOK PROVISION)
Under state law, you have the right to return the Policy for any reason during the free-look period and receive your premiums paid. (If you apply for your Policy in California, the amount refunded is described below.) Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent (as determined by the postmark) no later than the last day of the free-look period as shown below.

The free-look period is the later of:
.. 10 days* after the Policy is delivered to you;
.. 10 days* after a written notice is delivered or mailed to you which tells about the cancellation right; or
.. 45 days after you complete the application.
  * Different free-look periods apply if your Policy is issued in:

    . California and you are age 60 and over (30 day free-look period); . Colorado (15 day free-look period); or . Idaho or North Dakota (20 day free-look period).

If you applied for your Policy in California, the amount refunded is:
.. the policy value as of the date we receive your written request for cancellation
.. plus the premium expense charge(s) deducted from the premium
.. plus the monthly policy charge(s) deducted from the policy value.

NOTE: See GENERAL PROVISIONS - Delay of Payments.

LOANS


POLICY LOANS
While your Policy is in effect (but after the examination offer period) and has a net surrender value, you may borrow money from us with the Policy as the security for the policy loan.
.. The maximum amount you may borrow is 90% of the net surrender value as of the date we process the policy loan.
.. You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
.. Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
.. Requests for policy loans from any joint owner are binding on all joint owners.
.. Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).

You are charged interest on your policy loan. The interest rate is 8.0% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be withdrawn from your division(s) and/or fixed account and transferred to the loan account. Withdrawals are made in the same proportion as the allocation used for the most recent monthly policy charge.


A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:
.. death proceeds at the death of the insured;
.. surrender value upon full surrender or termination of a Policy; and .. maturity proceeds paid.

Policy loans and unpaid loan interest reduce your net surrender value. If the net surrender value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies, unless Minimum Required Premium is met, 5-Year Guarantee premium is paid or Death Benefit Guarantee rider is in effect (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


LOAN ACCOUNT
When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your division(s) and fixed account to your loan account. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your accounts. There are no restrictions on the accounts from which the loan amount can be transferred. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge. Any loan interest due and unpaid is transferred in the same manner.

Your loan account earns interest from the date of transfer. During the first ten policy years, the loan account interest rate is 6.00% per year. After the tenth policy year, the loan account interest rate is 7.75%. Interest accrues daily and is paid at the end of the policy year.


LOAN PAYMENTS
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:
.. policy loans may be repaid totally or in part;
.. repayments are allocated to the division(s) and fixed account in the proportions used for allocation of premium payments;
.. the repayments are allocated as of the valuation period in which we receive the repayment;
.. repayments are to be sent to our service office; and .. payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding.

POLICY TERMINATION AND REINSTATEMENT


POLICY TERMINATION (LAPSE)
If the net surrender value on a monthly date is less than the current monthly charges, and neither the Minimum Required Premium provision nor the Death Benefit Guarantee provision nor the 5-Year Guarantee provision are in effect, we will send you a notice of pending policy termination and a grace period begins.

NOTE: Those policies issued after May 21, 2001 with the 5-year guarantee: The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.

After the first 24 months from the policy date (if the Minimum Required Premium provision is in effect) or after the first 60 policy months (if the 5-Year Guarantee provision is in effect), making premiums under your planned periodic schedule does not guarantee that your Policy will stay in force unless:
.. your Policy's net surrender value is at least equal to the monthly policy charge on the current monthly date; or
.. the Death Benefit Guarantee rider is in effect.

Grace Period
------------
If the net surrender value on a monthly date is less than the current monthly charges or the loan indebtedness is greater than the net surrender value (overloan) and none of the guarantee provisions are in effect, we will send you a notice of pending policy termination and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy termination. If the grace period begins because of an overloan, the notice will state a higher optional premium payment amount that will decrease the loan indebtedness. Loan repayments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will terminate without value.

When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the net surrender value may be overstated.


Minimum Required Premium - during the first 24 months after policy date
-----------------------------------------------------------------------
We will send you a notice of impending policy lapse if the sum of the premiums paid is less than the Minimum Required Premium on a monthly date. The minimum payment is (a) minus (b) where:
  (a) is the Minimum Required Premium due on the second monthly date following the beginning of the grace period; and

  (b) is the sum of the premiums paid since the policy date.

If the grace period ends before we receive the minimum payment, we will pay you any remaining policy value, which is (a) minus (b) where:
  (a) is the net surrender value on the monthly date on or immediately preceding the start of the grace period; and
  (b) is two monthly policy charges applicable during the grace period.

Minimum Required Premium - after the first 24 months after policy date
----------------------------------------------------------------------
If the grace period begins because the net surrender value is less than the current monthly policy charge, the minimum payment is equal to (a) plus (b) divided by (c) where:
  (a) is the amount by which the surrender charge is more than the policy value on the monthly date on or immediately preceding the start of the grace period;
  (b) is three monthly policy charges; and
  (c) is one minus the maximum premium expense charge* percentage.
    * The maximum premium expense charge in policy years 1-10 is 6.20% (2.75% sales load, 2.20% state and local taxes and 1.25% federal taxes).

5-Year Guarantee Provision
--------------------------

If the net surrender value on a monthly date is less than the current monthly charges, you make the appropriate payment as defined by (1) or (2) below;
1) if your Policy lapses (the net surrender value on a monthly date is less than the current monthly charges) in the first five policy years, you must pay at least the greater (a) or (b) where:
  (a) three monthly policy charges divided by (1 minus the maximum premium expense charge);
  (b) three minimum monthly premiums.

2) if your Policy lapses after the first five policy years, you must pay at least (a) plus (b) where:
  (a) is the amount by which the surrender charge is more than the accumulated value on the monthly date on or preceding the grace period;
  (b) is three monthly policy charges divided by (1 minus the maximum premium expense charge.)

NOTE: The amounts of the Minimum Required Premium (if applicable) and the Death
     Benefit Guarantee premiums are different due to the length of time coverage is provided by each. The Minimum Required Premium ensures that the Policy will not lapse during the first 24 months following the policy date. The Death Benefit Guarantee premium provides a guarantee that the Policy will not lapse during the later of the first 60 months following the policy date or the insured's age 65. Since the Death Benefit Guarantee can provide a longer no-lapse guarantee, the Death Benefit Guarantee premium is higher than the Minimum Required Premium.

The required premium is intended to reimburse us for the monthly policy charges during the grace period, and to provide enough policy value to pay the monthly policy charge on the first monthly date after the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.


The Policy is in force during a grace period. If we do not receive the required premium, the Policy will terminate as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:
.. all monthly policy charges due and unpaid at the death of the insured; and .. any loan indebtedness.

The Policy also terminates:
.. when you make a full Policy surrender;
.. when death proceeds are paid; and
.. on the maturity date.
When the Policy terminates, all of the owners' Policy rights and privileges end.

Neither partial surrenders nor policy loans may be made during a grace period.

REINSTATEMENT (for Policies issued prior to May 21, 2001 and Policies issued after that date in states where the 5-Year Guarantee Provision is not available)
..

Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
.. prior to the maturity date and while the insured is alive;
.. upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
.. if you make a payment of a reinstatement premium; and .. if the application for reinstatement is mailed to us within three years of the
  Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

The reinstatement premium is calculated using the required premium formulas found above in the Grace Period section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).


We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest. If the reinstatement is approved, they are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.


If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, and premium expense charge are calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.


REINSTATEMENT (only applies to Policies issued after May 21, 2001 where permitted by state law)
If this Policy ends as described under "Grace Period", and you have not surrendered your Policy for cash, you may reinstate it provided:
.. such reinstatement is prior to the maturity date;
.. the insured is alive;
.. not more than three years have elapsed since the Policy terminated;
.. you supply evidence which satisfies us that the insured is insurable under our underwriting guidelines then in effect; and .. you either repay or reinstate any loan indebtedness on this Policy existing at termination.

The required premium formula in effect on the date the Policy was terminated will be used in this calculation. Reinstatement is effective on the monthly date on or next following the date we approve it.


If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, and premium expense charge are calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.


TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE: DUE TO THE COMPLEXITY OF THESE RULES AND BECAUSE THEY ARE AFFECTED BY THE
     FACTS AND CIRCUMSTANCES OF EACH POLICY, YOU SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISORS REGARDING THESE MATTERS.

TAXATION OF DEATH PROCEEDS
The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies) under the Internal Revenue Code. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

TAXATION OF MATURITY PROCEEDS

A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

TAXATION OF GROWTH IN POLICY VALUE
Any increase in policy value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under
Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

TAXATION OF POLICY SURRENDERS AND PARTIAL SURRENDERS
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total fact amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.


Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.


TAXATION OF POLICY LOANS AND LOAN INTEREST
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.


If the Policy lapses with an outstanding loan balance, there may be tax consequences.


TAXATION OF CHANGE OF OWNER
If an ownership change occurs, the taxable amount is calculated by taking the policy value less net premiums paid.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your life insurance policy.



TAXATION OF CHANGE OF INSURED
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is the difference between the policy value and the net premiums paid.

MODIFIED ENDOWMENT CONTRACT STATUS
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is .. made after the owner attains age 591/2; or .. attributable to the taxpayer becoming disabled; or .. part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.


TAXATION OF EXCHANGE OR ASSIGNMENT OF POLICIES
A change of policy, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner.

CORPORATE ALTERNATIVE MINIMUM TAX
Ownership of a Policy by certain corporations may affect the owner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to "Small Corporations" as defined by Section 55(c) of the Internal Revenue. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996, with gross receipts not exceeding $7,500,000 after the first taxable year, will meet this definition.

SPECIAL CONSIDERATIONS FOR CORPORATIONS
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

OTHER TAX ISSUES
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

WITHHOLDING
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.

GENERAL PROVISIONS


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;
.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


PURCHASE PROCEDURES
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

The minimum face amount when the Policy is originally issued is $50,000. We reserve the right to increase or decrease the minimum face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.


To issue a Policy, we require that the age of the insured be 85 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:
.. furnish satisfactory evidence of insurability of the insured; and

.. meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by us or your registered representative. If this amount is submitted with the application, a conditional receipt may be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.


We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five business days from the date the application was rejected.


Important Information about Customer Identification Procedures
--------------------------------------------------------------
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


Policy Date
-----------
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the 28th of the same month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.

Upon specific request and our approval, your Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.


Effective Date
--------------

The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.

If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).


STATEMENT OF VALUES
You receive an annual statement at the end of each policy year. The statement will show:
.. current death benefit;
.. current policy value and surrender value;
.. all premiums paid since the last statement;
.. all charges since the last statement;
.. any loan indebtedness;
.. any partial surrenders since the last statement;
.. the number of units and unit value;
.. total value of each of your divisions and the fixed account;
.. designated beneficiary(ies); and
.. all riders included in the Policy.

You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.


We also send you the reports required by the Investment Company Act of 1940 (as amended).


SERVICES AVAILABLE VIA THE INTERNET AND TELEPHONE
If you elect internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
.. change in allocations of future premium payments;
.. change in allocation of the monthly policy charge;
.. change to your APR instructions;
.. change to your scheduled transfer instructions;
.. unscheduled transfers; and
.. policy loan (not available via the internet) (loan proceeds are mailed to the owner's address of record).
If the Policy is owned by a trust, an authorized individual (with the proper Password) may use these services and provide us with instructions.

Your instructions:
.. may be given by calling us at 1-800-247-9988 24 hours per day, seven days per week. Counselors are available between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
.. may be given by accessing us at www.principal.com (for security purposes, you need a personal identification number (Password) to use any of the internet services, including viewing your Policy information on-line. If you don't have a Password, you can obtain one at www.principal.com);
.. must be received by us before the close of the NYSE (generally 3:00 p.m.
  Central Time) to be effective the day you call;
.. are effective the next business day if not received until after the close of the NYSE; and
.. from one joint owner are binding on all joint owners.

Direct Dial
-----------
You may receive information about your Policy from our Direct Dial 24 hours per day, seven days per week. The Direct Dial number is 1-800-247-9988. Through this automated system, you can:
.. obtain information about unit values and policy values;
.. initiate certain changes to your Policy; and .. change your password.
Instructions from one joint owner are binding on all joint owners. If the Policy is owned by a trust, an authorized individual (with the proper Password) may use these services and provide us with instructions.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner's address of record. The procedures for internet and Direct Dial include requesting the same personal identification information as well as your Password, logging all internet and Direct Dial activity and sending written transaction confirmations to the owner's address of record.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

NON-PARTICIPATING POLICY
The Policies do not share in any divisible surplus of the Company.

INCONTESTABILITY
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

PAYMENT OF COMPENSATION AND OTHER FEES
Principal Life pays compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the Policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid or the Policy. Principal Life and/or its affiliates may also pay other amounts ("Additional Payments") that include, but are not limited to, marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Principal Life products and may influence the Financial intermediary or its Sales Representative to recommend the purchase of this Policy over another policy or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the Policy, depending on the agreement between your registered representative and his or her firm.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. CAPITAL APPRECIATION DIVISION (AIM V.I. GROWTH DIVISION AND AIM V.I. AGGRESSIVE GROWTH DIVISION MERGED INTO AIM V.I. CAPITAL APPRECIATION DIVISION APRIL 28, 2006)

              INVESTS IN: AIM V.I. Capital Appreciation Fund - Series I Shares
                (AIM V.I. Growth Fund and AIM V.I. Aggressive Growth Fund merged into AIM V.I. Capital Appreciation Fund April 28, 2006)
              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: to seek growth of capital.

AIM V.I. CORE EQUITY DIVISION (AIM V.I. PREMIER EQUITY DIVISION AND AIM V.I. CORE STOCK DIVISION MERGED INTO AIM V.I. CORE EQUITY DIVISION APRIL 28, 2006)

              INVESTS IN: AIM V.I. Core Equity Fund - Series I Shares (AIM V.I.
                Premier Equity Fund and AIM V.I. Core Stock Fund merged into AIM V.I. Core Equity Fund April 28, 2006)
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital. The Fund invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. DYNAMICS DIVISION

              INVESTS IN: AIM V.I. Dynamics Fund - Series I Shares
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth by normally investing at least 65% of its net assets in common stocks of mid-size companies.

AIM V.I. GLOBAL HEALTH CARE DIVISION

              INVESTS IN: AIM V.I. Global Health Care Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests normally 80% of its assets in securities of healthcare industry companies.

AIM V.I. SMALL COMPANY GROWTH DIVISION (EFFECTIVE JULY 3, 2006 AIM V.I. SMALL CAP GROWTH DIVISION)

              INVESTS IN: AIM V.I. Small Company Growth Fund - Series I Shares
                (effective July 3, 2006 AIM V.I. Small Cap Growth Fund)
              INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing at least 80% of its net assets in small-capitalization companies.

AIM V.I. TECHNOLOGY DIVISION

              INVESTS IN: AIM V.I. Technology Fund - Series I Shares
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in technology related industries.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Ultra
                Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in common stocks of large U.S. companies.

AMERICAN CENTURY VP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Value
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

DREYFUS IP FOUNDERS DISCOVERY DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Discovery
                Portfolio - Initial Class
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contrafund Portfolio - Initial Class INVESTMENT ADVISOR: Fidelity Management & Research Company

              INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Initial Class INVESTMENT ADVISOR: Fidelity Management & Research Company

              INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 /SM/ Index (S&P 500/(R)/).

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks to achieve capital appreciation.

FIDELITY VIP HIGH INCOME DIVISION

              INVESTS IN: Fidelity VIP High Income Portfolio - Initial Class INVESTMENT ADVISOR: Fidelity Management & Research Company

              INVESTMENT OBJECTIVE: seeks a high level of current income, while also considering growth of capital.

JANUS ASPEN MID CAP GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Mid Cap Growth Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC

              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account

              INVESTMENT ADVISOR: Morgan Stanley Investment Management, Inc.
                (doing business as Van Kampen) through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital. The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts and convertible securities.

GOVERNMENT & HIGH QUALITY BOND DIVISION (PREVIOUSLY GOVERNMENT SECURITIES DIVISION)

              INVESTS IN: Principal Variable Contracts Fund - Government & High
                Quality Bond Account (previously Government Securities Account)

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account

              INVESTMENT ADVISOR: AllianceBernstein, L.P. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Real Estate Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SHORT-TERM BOND DIVISION (PREVIOUSLY LIMITED TERM BOND DIVISION)

              INVESTS IN: Principal Variable Contracts Fund - Short-Term Bond
                Account (previously Limited Term Bond Account)
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement and Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

PUTNAM VT VOYAGER DIVISION

              INVESTS IN: Putnam VT Voyager Fund - Class IB

              INVESTMENT ADVISOR: Putnam Investment Management, LLC INVESTMENT OBJECTIVE: seeks capital appreciation by investing primarily in common stocks of U.S. companies.

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Asset Allocation Fund INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to earn long-term total return consistent with reasonable risk. The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities.

WELLS FARGO ADVANTAGE VT EQUITY INCOME DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Equity Income Fund INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation and above average dividend income. The Fund invests in common stocks of large U.S. companies.

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH DIVISION

              INVESTS IN: Wells Fargo Advantage VT Funds Large Company Growth
                Fund
              INVESTMENT ADVISOR: Wells Capital Management Incorporated through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation. The Fund invests in common stocks of large U.S. companies.

APPENDIX A - TARGET PREMIUMS

                             ANNUAL PER $1,000 FACE AMOUNT
                                 NONSMOKER AND SMOKER

     AGE*         MALE     FEMALE     UNISEX    AGE*      MALE       FEMALE     UNISEX
     ----         ----     ------     ------    ----      ----      -------     ------
      0          $ 3.50    $ 2.83     $ 3.41     43      $  2.91    $ 10.82     $ 12.64
      1            3.50      2.83       3.41     44        13.59      11.36       13.30
      2            3.50      2.83       3.41     45        14.31      11.93       14.00
      3            3.50      2.83       3.41     46        15.09      12.53       14.76
      4            3.50      2.83       3.41     47        15.90      13.16       15.54
      5            3.50      2.83       3.41     48        16.77      13.83       16.39
      6            3.50      2.83       3.41     49        17.70      14.54       17.29
      7            3.50      2.83       3.41     50        18.68      15.30       18.24
      8            3.50      2.83       3.41     51        19.74      16.10       19.27
      9            3.50      2.83       3.41     52        20.86      16.94       20.35
      10           3.50      2.83       3.41     53        22.05      17.85       21.50
      11           3.65      2.91       3.55     54        23.32      18.80       22.73
      12           3.80      3.00       3.70     55        24.67      19.82       24.04
      13           3.95      3.08       3.84     56        26.11      20.90       25.43
      14           4.10      3.17       3.98     57        27.65      22.05       26.92
      15           4.25      3.25       4.12     58        29.30      23.29       28.52
      16           4.62      3.63       4.49     59        31.05      24.62       30.21
      17           4.99      4.00       4.86     60        32.93      26.06       32.04
      18           5.36      4.38       5.23     61        34.94      27.60       33.99
      19           5.73      4.75       5.60     62        37.10      29.26       36.08
      20           6.10      5.13       5.97     63        39.40      31.06       38.32
      21           6.11      5.16       5.99     64        41.86      32.97       40.70
      22           6.12      5.20       6.00     65        44.48      35.02       43.25
      23           6.13      5.23       6.01     66        47.29      37.21       45.98
      24           6.14      5.27       6.03     67        50.30      39.58       48.91
      25           6.15      5.30       6.04     68        53.52      42.14       52.04
      26           6.29      5.42       6.18     69        56.98      44.93       55.41
      27           6.43      5.54       6.31     70        60.71      47.98       59.06
      28           6.57      5.65       6.45     71        64.73      51.30       62.98
      29           6.71      5.77       6.59     72        69.02      54.93       67.19
      30           6.85      5.89       6.73     73        73.62      58.86       71.70
      31           7.17      6.16       7.04     74        78.48      63.12       76.48
      32           7.51      6.44       7.37     75        83.65      67.71       81.58
      33           7.87      6.74       7.72     76        87.77      71.45       85.65
      34           8.26      7.06       8.10     77        91.89      75.20       89.72
      35           8.66      7.40       8.50     78        96.00      78.94       93.78
      36           9.10      7.76       8.93     79       100.12      82.69       97.85
      37           9.55      8.13       9.37     80       104.24      86.43      101.92
      38          10.03      8.53       9.84     81       113.32      95.74      111.03
      39          10.54      8.94      10.33     82       122.40     105.05      120.14
      40          11.09      9.38      10.87     83       131.48     114.36      129.25
      41          11.66      9.83      11.42     84       140.56     123.67      138.36
      42          12.26     10.32      12.01     85       149.64     132.98      147.47
*Last Birthday

APPENDIX B

SAMPLE ILLUSTRATIONS OF ACCUMULATED VALUES, SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the accumulated value, surrender value and death proceeds of the Policy may change with the investment experience of the Investment Accounts. The tables show how these amounts in the Policy vary over time if planned periodic premiums are paid annually and if the investment return of the assets in the Investment Accounts were a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The death benefits and values would be different from those shown if the return averaged 0%, 6% or 12%, but fluctuated above and below those averages during the year. Both death benefit option 1 and option 2 are illustrated.


The illustrations reflect a hypothetical Policy issued to a 45 year-old male non-smoker, Preferred class. Illustrations for younger males or for females would be more favorable than those presented. Illustrations for older males or smokers would be less favorable.
.. Illustrations 1 and 3 reflect current Policy charges.
.. Illustrations 2, 4, 5 and 6 reflect the guaranteed maximum Policy charges.
  (Illustrations 5 and 6 reflect the guaranteed charges for Policies applied for in Texas only.)

The illustrations reflect all Policy charges including:
.. deductions from premiums for sales load and state and federal taxes;
.. monthly administration charge;
.. cost of insurance charge;
.. mortality and expense risks charge; and .. contingent deferred sales load that may be deducted if the Policy was fully surrendered or if it lapsed.

In addition, the illustrations reflect the average of fees and expenses of the Investment Accounts available through the Policy during the fiscal year ended December 31, 2005. The Managers of certain Investment Accounts have agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those Investment Accounts. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual fund which accompany this prospectus. There is no assurance that the fee reimbursement program will continue. In the future, fees and expenses of the Accounts may be more or less than those shown. Such changes would make the operating expenses actually incurred by an Account differ from the average rate used in the illustrations.


The illustrations are based on the assumption that:
.. $250,000 initial face amount;
.. payments are made according to the $4,000 annual premium schedule; .. no values are allocated to the Fixed Account;
.. no changes are made to the death benefit option or face amount;
.. no policy loans and/or partial surrenders are made; and .. no riders are in effect.

Upon request, we will prepare a comparable illustration based upon the proposed insured's actual age, gender, smoking status, risk classification and desired Policy features. For those illustrations, you have option of selecting which Investment Accounts (and their specific fees and expenses) are used. If no selection is made, the illustration is run using a hypothetical average.


In advertisements or sales literature for the Policies that include performance data for one of more of the Investment Accounts, we may include accumulated values, surrender values and death benefit figures computed using the same methods that were used in creating the following illustrations. However, the actual average total rate of return for the specific Investment Account(s) will be used instead of the average used in the following illustrations. This information may be shown in the form of graphs, charts, tables and examples. It may include data for periods prior to the offering of the Policy for an Investment Account that has had performance during such prior period (with policy charges assumed to be equal to current charges for any period(s) prior to the offering of the Policy).

Illustration 1                          PRINCIPAL LIFE INSURANCE COMPANY
                                                 PRINFLEX LIFE
PLANNED PREMIUM $4,000                  MALE AGE 45 PREFERRED NON-SMOKER              Initial Face Amount $250,000
                                            ASSUMING CURRENT CHARGES                  Death Benefit Option 1
                                                 (All States)

---------------------------------------------------------------------------------------------------------------

                                                                     Death Benefit (2)
                                                                        Assuming Hypothetical Gross
                                                                        Annual Investment Return of
                                           ---------------------------------------------------------------

   End of          Accumulated                   0%                     6%                      12%
    Year           Premiums (1)             (-.88% Net)            (5.12% Net)             (11.12% Net)
--------------     -----------------       ---------------        ---------------         ----------------
      1                     $ 4,200               250,000                250,000                  250,000
      2                       8,610               250,000                250,000                  250,000
      3                      13,241               250,000                250,000                  250,000
      4                      18,103               250,000                250,000                  250,000
      5                      23,208               250,000                250,000                  250,000
      6                      28,568               250,000                250,000                  250,000
      7                      34,196               250,000                250,000                  250,000
      8                      40,106               250,000                250,000                  250,000
      9                      46,312               250,000                250,000                  250,000
     10                      52,827               250,000                250,000                  250,000
     11                      59,669               250,000                250,000                  250,000
     12                      66,852               250,000                250,000                  250,000
     13                      74,395               250,000                250,000                  250,000
     14                      82,314               250,000                250,000                  250,000
     15                      90,630               250,000                250,000                  250,000
     16                      99,361               250,000                250,000                  250,000
     17                     108,530               250,000                250,000                  250,000
     18                     118,156               250,000                250,000                  250,000
     19                     128,264               250,000                250,000                  250,000
     20                     138,877               250,000                250,000                  250,000
     25                     200,454               250,000                250,000                  409,337
     30                     279,043               250,000                250,000                  651,603


--------------------------------------------------------------------------------------------------------------------

                                                                       Accumulated Value (2)
                                                                            Assuming Hypothetical Gross
                                                                            Annual Investment Return of
                                          ----------------------------------------------------------------------

   End of          Accumulated                  0%                        6%                         12%
    Year           Premiums (1)            (-.88% Net)                (5.12% Net)                (11.12% Net)
--------------     -----------------      ---------------            --------------            -----------------
      1                     $ 4,200                2,960                     3,160                        3,361
      2                       8,610                5,800                     6,383                        6,991
      3                      13,241                8,540                     9,691                       10,940
      4                      18,103               11,205                    13,113                       15,266
      5                      23,208               13,797                    16,653                       20,009
      6                      28,568               16,309                    20,310                       25,206
      7                      34,196               18,740                    24,089                       30,904
      8                      40,106               21,077                    27,979                       37,141
      9                      46,312               23,306                    31,973                       43,965
     10                      52,827               25,586                    36,300                       51,760
     11                      59,669               27,866                    40,883                       60,475
     12                      66,852               30,085                    45,666                       70,140
     13                      74,395               32,250                    50,669                       80,875
     14                      82,314               34,385                    55,928                       92,823
     15                      90,630               36,417                    61,388                      106,071
     16                      99,361               38,327                    67,048                      120,766
     17                     108,530               40,102                    72,910                      137,082
     18                     118,156               41,730                    78,980                      155,220
     19                     128,264               43,202                    85,268                      175,415
     20                     138,877               44,522                    91,799                      197,939
     25                     200,454               48,120                   128,436                      352,877
     30                     279,043               42,602                   172,708                      608,975


----------------------------------------------------------------------------------------------------------------

                                                                              Surrender Value (2)
                                                                          Assuming Hypothetical Gross
                                                                          Annual Investment Return of
                                           ----------------------------------------------------------------

   End of          Accumulated                  0%                         6%                   12%
    Year           Premiums (1)             (-.88% Net)                (5.12% Net)          (11.12% Net)
--------------     -----------------       --------------             --------------      -----------------
      1                     $ 4,200                  320                        520                    721
      2                       8,610                1,669                      2,253                  2,861
      3                      13,241                4,409                      5,560                  6,809
      4                      18,103                7,074                      8,982                 11,135
      5                      23,208                9,666                     12,522                 15,878
      6                      28,568               12,375                     16,376                 21,272
      7                      34,196               15,200                     20,548                 27,363
      8                      40,106               18,126                     25,028                 34,191
      9                      46,312               21,142                     29,809                 41,801
     10                      52,827               24,405                     35,120                 50,580
     11                      59,669               27,866                     40,883                 60,475
     12                      66,852               30,085                     45,666                 70,140
     13                      74,395               32,250                     50,669                 80,875
     14                      82,314               34,385                     55,928                 92,823
     15                      90,630               36,417                     61,388                106,071
     16                      99,361               38,327                     67,048                120,766
     17                     108,530               40,102                     72,910                137,082
     18                     118,156               41,730                     78,980                155,220
     19                     128,264               43,202                     85,268                175,415
     20                     138,877               44,522                     91,799                197,939
     25                     200,454               48,120                    128,436                352,877
     30                     279,043               42,602                    172,708                608,975


(1)  Assumes net interest of 5% compounded annually.

(2) Assumes no policy loans have been made. The death benefit, accumulated value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.







Illustration 2                            PRINCIPAL LIFE INSURANCE COMPANY
                                                   PRINFLEX LIFE
PLANNED PREMIUM $4,000                    MALE AGE 45 PREFERRED NON-SMOKER             Initial Face Amount $250,000
                                             ASSUMING GUARANTEED CHARGES               Death Benefit Option 1
                                              (All States Except Texas)

-------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                                      Assuming Hypothetical Gross
                                                                      Annual Investment Return of
                                          --------------------------------------------------------------

   End of         Accumulated                   0%                     6%                     12%
    Year          Premiums (1)             (-.88% Net)            (5.12% Net)            (11.12% Net)
--------------    -----------------       ---------------        ---------------        ----------------
      1                    $ 4,200               250,000                250,000                 250,000
      2                      8,610               250,000                250,000                 250,000
      3                     13,241               250,000                250,000                 250,000
      4                     18,103               250,000                250,000                 250,000
      5                     23,208               250,000                250,000                 250,000
      6                     28,568               250,000                250,000                 250,000
      7                     34,196               250,000                250,000                 250,000
      8                     40,106               250,000                250,000                 250,000
      9                     46,312               250,000                250,000                 250,000
     10                     52,827               250,000                250,000                 250,000
     11                     59,669               250,000                250,000                 250,000
     12                     66,852               250,000                250,000                 250,000
     13                     74,395               250,000                250,000                 250,000
     14                     82,314               250,000                250,000                 250,000
     15                     90,630               250,000                250,000                 250,000
     16                     99,361               250,000                250,000                 250,000
     17                    108,530               250,000                250,000                 250,000
     18                    118,156               250,000                250,000                 250,000
     19                    128,264               250,000                250,000                 250,000
     20                    138,877               250,000                250,000                 250,000
     25                    200,454               250,000                250,000                 339,836
     30                    279,043                     -                250,000                 538,944


-------------------------------------------------------------------------------------------------------------------

                                                                      Accumulated Value (2)
                                                                           Assuming Hypothetical Gross
                                                                           Annual Investment Return of
                                          --------------------------------------------------------------------

   End of         Accumulated                  0%                        6%                         12%
    Year          Premiums (1)             (-.88% Net)               (5.12% Net)               (11.12% Net)
--------------    -----------------       --------------            --------------            ----------------
      1                    $ 4,200                2,707                     2,899                       3,091
      2                      8,610                5,337                     5,890                       6,467
      3                     13,241                7,858                     8,944                      10,123
      4                     18,103               10,267                    12,059                      14,084
      5                     23,208               12,560                    15,231                      18,376
      6                     28,568               14,727                    18,456                      23,028
      7                     34,196               16,759                    21,722                      28,066
      8                     40,106               18,644                    25,020                      33,522
      9                     46,312               20,365                    28,337                      39,430
     10                     52,827               22,055                    31,865                      46,122
     11                     59,669               23,667                    35,530                      53,546
     12                     66,852               25,087                    39,222                      61,672
     13                     74,395               26,306                    42,938                      70,587
     14                     82,314               27,306                    46,666                      80,385
     15                     90,630               28,058                    50,388                      91,168
     16                     99,361               28,540                    54,087                     103,065
     17                    108,530               28,721                    57,744                     116,222
     18                    118,156               28,553                    61,324                     130,806
     19                    128,264               27,989                    64,796                     147,023
     20                    138,877               26,978                    68,125                     165,125
     25                    200,454               13,300                    81,494                     292,962
     30                    279,043                    -                    83,032                     503,686


-------------------------------------------------------------------------------------------------------------

                                                                     Surrender Value (2)
                                                                       Assuming Hypothetical Gross
                                                                       Annual Investment Return of
                                         ---------------------------------------------------------------

   End of         Accumulated                 0%                       6%                       12%
    Year          Premiums (1)           (-.88% Net)               (5.12% Net)                (11.12% Net)
--------------    -----------------      -------------            --------------            -----------------
      1                    $ 4,200                 67                       259                     451
      2                      8,610              1,206                     1,759                   2,336
      3                     13,241              3,728                     4,813                   5,992
      4                     18,103              6,137                     7,928                   9,953
      5                     23,208              8,429                    11,101                  14,246
      6                     28,568             10,793                    14,521                  19,094
      7                     34,196             13,219                    18,182                  24,526
      8                     40,106             15,693                    22,070                  30,572
      9                     46,312             18,202                    26,173                  37,266
     10                     52,827             20,875                    30,685                  44,942
     11                     59,669             23,667                    35,530                  53,546
     12                     66,852             25,087                    39,222                  61,672
     13                     74,395             26,306                    42,938                  70,587
     14                     82,314             27,306                    46,666                  80,385
     15                     90,630             28,058                    50,388                  91,168
     16                     99,361             28,540                    54,087                 103,065
     17                    108,530             28,721                    57,744                 116,222
     18                    118,156             28,553                    61,324                 130,806
     19                    128,264             27,989                    64,796                 147,023
     20                    138,877             26,978                    68,125                 165,125
     25                    200,454             13,300                    81,494                 292,962
     30                    279,043                  -                    83,032                 503,686


(1)  Assumes net interest of 5% compounded annually.

(2) Assumes no policy loans have been made. The death benefit, accumulated value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.







Illustration 3                            PRINCIPAL LIFE INSURANCE COMPANY
                                                   PRINFLEX LIFE
PLANNED PREMIUM $4,000                    MALE AGE 45 PREFERRED NON-SMOKER                Initial Face Amount $250,000
                                               ASSUMING CURRENT CHARGES                   Death Benefit Option 2
                                                   (All States)

----------------------------------------------------------------------------------------------------------------

                                                                     Death Benefit (2)
                                                                        Assuming Hypothetical Gross
                                                                        Annual Investment Return of
                                           ---------------------------------------------------------------

   End of          Accumulated                   0%                     6%                      12%
    Year           Premiums (1)             (-.88% Net)            (5.12% Net)             (11.12% Net)
--------------     -----------------       ---------------        ---------------         ----------------
      1                     $ 4,200               252,951                253,151                  253,351
      2                       8,610               255,774                256,354                  256,959
      3                      13,241               258,486                259,629                  260,869
      4                      18,103               261,115                263,005                  265,137
      5                      23,208               263,660                266,482                  269,798
      6                      28,568               266,114                270,058                  274,882
      7                      34,196               268,477                273,734                  280,429
      8                      40,106               270,731                277,494                  286,466
      9                      46,312               272,861                281,325                  293,027
     10                      52,827               275,022                285,446                  300,473
     11                      59,669               277,163                289,775                  308,735
     12                      66,852               279,225                294,257                  317,835
     13                      74,395               281,219                298,909                  327,871
     14                      82,314               283,169                303,765                  338,970
     15                      90,630               284,991                308,747                  351,159
     16                      99,361               286,661                313,835                  364,527
     17                     108,530               288,161                319,013                  379,183
     18                     118,156               289,477                324,270                  395,246
     19                     128,264               290,596                329,593                  412,855
     20                     138,877               291,522                334,988                  432,177
     25                     200,454               292,363                362,116                  560,623
     30                     279,043               282,175                383,875                  760,932


----------------------------------------------------------------------------------------------------------------------

                                                                        Accumulated Value (2)
                                                                             Assuming Hypothetical Gross
                                                                             Annual Investment Return of
                                           ----------------------------------------------------------------------

   End of          Accumulated                   0%                        6%                         12%
    Year           Premiums (1)             (-.88% Net)                (5.12% Net)                (11.12% Net)
--------------     -----------------       ---------------            --------------            -----------------
      1                     $ 4,200                 2,951                     3,151                        3,351
      2                       8,610                 5,774                     6,354                        6,959
      3                      13,241                 8,486                     9,629                       10,869
      4                      18,103                11,115                    13,005                       15,137
      5                      23,208                13,660                    16,482                       19,798
      6                      28,568                16,114                    20,058                       24,882
      7                      34,196                18,477                    23,734                       30,429
      8                      40,106                20,731                    27,494                       36,466
      9                      46,312                22,861                    31,325                       43,027
     10                      52,827                25,022                    35,446                       50,473
     11                      59,669                27,163                    39,775                       58,735
     12                      66,852                29,225                    44,257                       67,835
     13                      74,395                31,219                    48,909                       77,871
     14                      82,314                33,169                    53,765                       88,970
     15                      90,630                34,991                    58,747                      101,159
     16                      99,361                36,661                    63,835                      114,527
     17                     108,530                38,161                    69,013                      129,183
     18                     118,156                39,477                    74,270                      145,246
     19                     128,264                40,596                    79,593                      162,855
     20                     138,877                41,522                    84,988                      182,177
     25                     200,454                42,363                   112,116                      310,623
     30                     279,043                32,175                   133,875                      510,932


------------------------------------------------------------------------------------------------------------------

                                                                                Surrender Value (2)
                                                                            Assuming Hypothetical Gross
                                                                            Annual Investment Return of
                                             ----------------------------------------------------------------

   End of          Accumulated                    0%                         6%                   12%
    Year           Premiums (1)               (-.88% Net)                (5.12% Net)          (11.12% Net)
--------------     -----------------         --------------             --------------      -----------------
      1                     $ 4,200                    311                        511                    711
      2                       8,610                  1,643                      2,224                  2,829
      3                      13,241                  4,355                      5,499                  6,739
      4                      18,103                  6,984                      8,874                 11,007
      5                      23,208                  9,529                     12,352                 15,667
      6                      28,568                 12,180                     16,124                 20,948
      7                      34,196                 14,936                     20,193                 26,888
      8                      40,106                 17,780                     24,543                 33,516
      9                      46,312                 20,698                     29,161                 40,863
     10                      52,827                 23,842                     34,266                 49,293
     11                      59,669                 27,163                     39,775                 58,735
     12                      66,852                 29,225                     44,257                 67,835
     13                      74,395                 31,219                     48,909                 77,871
     14                      82,314                 33,169                     53,765                 88,970
     15                      90,630                 34,991                     58,747                101,159
     16                      99,361                 36,661                     63,835                114,527
     17                     108,530                 38,161                     69,013                129,183
     18                     118,156                 39,477                     74,270                145,246
     19                     128,264                 40,596                     79,593                162,855
     20                     138,877                 41,522                     84,988                182,177
     25                     200,454                 42,363                    112,116                310,623
     30                     279,043                 32,175                    133,875                510,932


(1)  Assumes net interest of 5% compounded annually.

(2) Assumes no policy loans have been made. The death benefit, accumulated value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.








Illustration 4                          PRINCIPAL LIFE INSURANCE COMPANY
                                                PRINFLEX LIFE
PLANNED PREMIUM $4,000                  MALE AGE 45 PREFERRED NON-SMOKER                   Initial Face Amount $250,000
                                           ASSUMING GUARANTEED CHARGES                     Death Benefit Option 2
                                            (All States Except Texas)

-------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                                      Assuming Hypothetical Gross
                                                                      Annual Investment Return of
                                          --------------------------------------------------------------

   End of         Accumulated                   0%                     6%                     12%
    Year          Premiums (1)             (-.88% Net)            (5.12% Net)            (11.12% Net)
--------------    -----------------       ---------------        ---------------        ----------------
      1                    $ 4,200               252,695                252,887                 253,079
      2                      8,610               255,304                255,854                 256,427
      3                     13,241               257,792                258,868                 260,036
      4                     18,103               260,155                261,924                 263,923
      5                     23,208               262,387                265,016                 268,110
      6                     28,568               264,479                268,133                 272,613
      7                     34,196               266,417                271,260                 277,448
      8                     40,106               268,188                274,381                 282,631
      9                     46,312               269,774                277,473                 288,176
     10                     52,827               271,300                280,716                 294,383
     11                     59,669               272,717                284,025                 301,172
     12                     66,852               273,911                287,279                 308,474
     13                     74,395               274,870                290,464                 316,332
     14                     82,314               275,572                293,548                 324,778
     15                     90,630               275,990                296,496                 333,844
     16                     99,361               276,095                299,269                 343,565
     17                    108,530               275,857                301,824                 353,973
     18                    118,156               275,225                304,092                 365,087
     19                    128,264               274,154                306,011                 376,929
     20                    138,877               272,597                307,507                 389,524
     25                    200,454               256,089                306,142                 465,023
     30                    279,043                     -                278,973                 562,163


----------------------------------------------------------------------------------------------------------------

                                                                     Accumulated Value (2)
                                                                          Assuming Hypothetical Gross
                                                                          Annual Investment Return of
                                         --------------------------------------------------------------------

   End of         Accumulated                 0%                        6%                         12%
    Year          Premiums (1)            (-.88% Net)               (5.12% Net)               (11.12% Net)
--------------    -----------------      --------------            --------------            ----------------
      1                    $ 4,200               2,695                     2,887                       3,079
      2                      8,610               5,304                     5,854                       6,427
      3                     13,241               7,792                     8,868                      10,036
      4                     18,103              10,155                    11,924                      13,923
      5                     23,208              12,387                    15,016                      18,110
      6                     28,568              14,479                    18,133                      22,613
      7                     34,196              16,417                    21,260                      27,448
      8                     40,106              18,188                    24,381                      32,631
      9                     46,312              19,774                    27,473                      38,176
     10                     52,827              21,300                    30,716                      44,383
     11                     59,669              22,717                    34,025                      51,172
     12                     66,852              23,911                    37,279                      58,474
     13                     74,395              24,870                    40,464                      66,332
     14                     82,314              25,572                    43,548                      74,778
     15                     90,630              25,990                    46,496                      83,844
     16                     99,361              26,095                    49,269                      93,565
     17                    108,530              25,857                    51,824                     103,973
     18                    118,156              25,225                    54,092                     115,087
     19                    128,264              24,154                    56,011                     126,929
     20                    138,877              22,597                    57,507                     139,524
     25                    200,454               6,089                    56,142                     215,023
     30                    279,043                   -                    28,973                     312,163


-------------------------------------------------------------------------------------------------------------

                                                                     Surrender Value (2)
                                                                       Assuming Hypothetical Gross
                                                                       Annual Investment Return of
                                         ---------------------------------------------------------------

   End of         Accumulated                 0%                       6%                       12%
    Year          Premiums (1)           (-.88% Net)               (5.12% Net)                (11.12% Net)
--------------    -----------------      -------------            --------------            -----------------
      1                    $ 4,200                 55                       247                     439
      2                      8,610              1,173                     1,723                   2,296
      3                     13,241              3,661                     4,737                   5,905
      4                     18,103              6,024                     7,793                   9,793
      5                     23,208              8,256                    10,885                  13,979
      6                     28,568             10,544                    14,199                  18,679
      7                     34,196             12,876                    17,720                  23,907
      8                     40,106             15,237                    21,430                  29,680
      9                     46,312             17,610                    25,310                  36,012
     10                     52,827             20,119                    29,536                  43,203
     11                     59,669             22,717                    34,025                  51,172
     12                     66,852             23,911                    37,279                  58,474
     13                     74,395             24,870                    40,464                  66,332
     14                     82,314             25,572                    43,548                  74,778
     15                     90,630             25,990                    46,496                  83,844
     16                     99,361             26,095                    49,269                  93,565
     17                    108,530             25,857                    51,824                 103,973
     18                    118,156             25,225                    54,092                 115,087
     19                    128,264             24,154                    56,011                 126,929
     20                    138,877             22,597                    57,507                 139,524
     25                    200,454              6,089                    56,142                 215,023
     30                    279,043                  -                    28,973                 312,163


(1)  Assumes net interest of 5% compounded annually.

(2) Assumes no policy loans have been made. The death benefit, accumulated value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.






Illustration 5                               PRINCIPAL LIFE INSURANCE COMPANY
                                                     PRINFLEX LIFE
PLANNED PREMIUM $4,000                       MALE AGE 45 PREFERRED NON-SMOKER                 Initial Face Amount $250,000
                                                ASSUMING GUARANTEED CHARGES                   Death Benefit Option 1
                                                       (Texas Only)

--------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                                      Assuming Hypothetical Gross
                                                                      Annual Investment Return of
                                          --------------------------------------------------------------

   End of         Accumulated                   0%                     6%                     12%
    Year          Premiums (1)             (-.88% Net)            (5.12% Net)            (11.12% Net)
--------------    -----------------       ---------------        ---------------        ----------------
      1                    $ 4,200               250,000                250,000                 250,000
      2                      8,610               250,000                250,000                 250,000
      3                     13,241               250,000                250,000                 250,000
      4                     18,103               250,000                250,000                 250,000
      5                     23,208               250,000                250,000                 250,000
      6                     28,568               250,000                250,000                 250,000
      7                     34,196               250,000                250,000                 250,000
      8                     40,106               250,000                250,000                 250,000
      9                     46,312               250,000                250,000                 250,000
     10                     52,827               250,000                250,000                 250,000
     11                     59,669               250,000                250,000                 250,000
     12                     66,852               250,000                250,000                 250,000
     13                     74,395               250,000                250,000                 250,000
     14                     82,314               250,000                250,000                 250,000
     15                     90,630               250,000                250,000                 250,000
     16                     99,361               250,000                250,000                 250,000
     17                    108,530               250,000                250,000                 250,000
     18                    118,156               250,000                250,000                 250,000
     19                    128,264               250,000                250,000                 250,000
     20                    138,877               250,000                250,000                 250,000
     25                    200,454               250,000                250,000                 339,891
     30                    279,043                     -                250,000                 539,073


-------------------------------------------------------------------------------------------------------------------

                                                                      Accumulated Value (2)
                                                                           Assuming Hypothetical Gross
                                                                           Annual Investment Return of
                                          --------------------------------------------------------------------

   End of         Accumulated                  0%                        6%                         12%
    Year          Premiums (1)             (-.88% Net)               (5.12% Net)               (11.12% Net)
--------------    -----------------       --------------            --------------            ----------------
      1                    $ 4,200                2,707                     2,899                       3,091
      2                      8,610                5,337                     5,890                       6,467
      3                     13,241                7,858                     8,944                      10,123
      4                     18,103               10,267                    12,059                      14,084
      5                     23,208               12,560                    15,231                      18,376
      6                     28,568               14,727                    18,456                      23,028
      7                     34,196               16,759                    21,722                      28,066
      8                     40,106               18,644                    25,020                      33,522
      9                     46,312               20,365                    28,337                      39,430
     10                     52,827               22,055                    31,865                      46,122
     11                     59,669               23,667                    35,530                      53,546
     12                     66,852               25,087                    39,222                      61,672
     13                     74,395               26,306                    42,938                      70,587
     14                     82,314               27,306                    46,666                      80,385
     15                     90,630               28,061                    50,390                      91,170
     16                     99,361               28,545                    54,091                     103,069
     17                    108,530               28,728                    57,751                     116,228
     18                    118,156               28,564                    61,335                     130,815
     19                    128,264               28,004                    64,811                     147,035
     20                    138,877               27,000                    68,147                     165,142
     25                    200,454               13,397                    81,589                     293,009
     30                    279,043                    -                    83,358                     503,806


-------------------------------------------------------------------------------------------------------------

                                                                     Surrender Value (2)
                                                                       Assuming Hypothetical Gross
                                                                       Annual Investment Return of
                                         ---------------------------------------------------------------

   End of         Accumulated                 0%                       6%                       12%
    Year          Premiums (1)           (-.88% Net)               (5.12% Net)                (11.12% Net)
--------------    -----------------      -------------            --------------            -----------------
      1                    $ 4,200                 67                       259                     451
      2                      8,610              1,206                     1,759                   2,336
      3                     13,241              3,728                     4,813                   5,992
      4                     18,103              6,137                     7,928                   9,953
      5                     23,208              8,429                    11,101                  14,246
      6                     28,568             10,793                    14,521                  19,094
      7                     34,196             13,219                    18,182                  24,526
      8                     40,106             15,693                    22,070                  30,572
      9                     46,312             18,202                    26,173                  37,266
     10                     52,827             20,875                    30,685                  44,942
     11                     59,669             23,667                    35,530                  53,546
     12                     66,852             25,087                    39,222                  61,672
     13                     74,395             26,306                    42,938                  70,587
     14                     82,314             27,306                    46,666                  80,385
     15                     90,630             28,061                    50,390                  91,170
     16                     99,361             28,545                    54,091                 103,069
     17                    108,530             28,728                    57,751                 116,228
     18                    118,156             28,564                    61,335                 130,815
     19                    128,264             28,004                    64,811                 147,035
     20                    138,877             27,000                    68,147                 165,142
     25                    200,454             13,397                    81,589                 293,009
     30                    279,043                  -                    83,358                 503,806


(1)  Assumes net interest of 5% compounded annually.

(2) Assumes no policy loans have been made. The death benefit, accumulated value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.








Illustration 6                          PRINCIPAL LIFE INSURANCE COMPANY
                                                PRINFLEX LIFE
PLANNED PREMIUM $4,000                  MALE AGE 45 PREFERRED NON-SMOKER                   Initial Face Amount $250,000
                                           ASSUMING GUARANTEED CHARGES                     Death Benefit Option 2
                                                 (Texas Only)

------------------------------------------------------------------------------------------------------------

                                                                   Death Benefit (2)
                                                                      Assuming Hypothetical Gross
                                                                      Annual Investment Return of
                                          --------------------------------------------------------------

   End of         Accumulated                   0%                     6%                     12%
    Year          Premiums (1)             (-.88% Net)            (5.12% Net)            (11.12% Net)
--------------    -----------------       ---------------        ---------------        ----------------
      1                    $ 4,200               252,695                252,887                 253,079
      2                      8,610               255,304                255,854                 256,427
      3                     13,241               257,792                258,868                 260,036
      4                     18,103               260,155                261,924                 263,923
      5                     23,208               262,387                265,016                 268,110
      6                     28,568               264,479                268,133                 272,613
      7                     34,196               266,417                271,260                 277,448
      8                     40,106               268,188                274,381                 282,631
      9                     46,312               269,774                277,473                 288,176
     10                     52,827               271,300                280,716                 294,383
     11                     59,669               272,717                284,025                 301,172
     12                     66,852               273,911                287,279                 308,474
     13                     74,395               274,870                290,464                 316,332
     14                     82,314               275,572                293,548                 324,778
     15                     90,630               275,992                296,499                 333,847
     16                     99,361               276,100                299,274                 343,570
     17                    108,530               275,864                301,832                 353,982
     18                    118,156               275,237                304,106                 365,102
     19                    128,264               274,171                306,030                 376,951
     20                    138,877               272,622                307,535                 389,556
     25                    200,454               256,188                306,264                 465,174
     30                    279,043                     -                279,367                 562,687


----------------------------------------------------------------------------------------------------------------

                                                                     Accumulated Value (2)
                                                                          Assuming Hypothetical Gross
                                                                          Annual Investment Return of
                                         --------------------------------------------------------------------

   End of         Accumulated                 0%                        6%                         12%
    Year          Premiums (1)            (-.88% Net)               (5.12% Net)               (11.12% Net)
--------------    -----------------      --------------            --------------            ----------------  -
      1                    $ 4,200               2,695                     2,887                       3,079
      2                      8,610               5,304                     5,854                       6,427
      3                     13,241               7,792                     8,868                      10,036
      4                     18,103              10,155                    11,924                      13,923
      5                     23,208              12,387                    15,016                      18,110
      6                     28,568              14,479                    18,133                      22,613
      7                     34,196              16,417                    21,260                      27,448
      8                     40,106              18,188                    24,381                      32,631
      9                     46,312              19,774                    27,473                      38,176
     10                     52,827              21,300                    30,716                      44,383
     11                     59,669              22,717                    34,025                      51,172
     12                     66,852              23,911                    37,279                      58,474
     13                     74,395              24,870                    40,464                      66,332
     14                     82,314              25,572                    43,548                      74,778
     15                     90,630              25,992                    46,499                      83,847
     16                     99,361              26,100                    49,274                      93,570
     17                    108,530              25,864                    51,832                     103,982
     18                    118,156              25,237                    54,106                     115,102
     19                    128,264              24,171                    56,030                     126,951
     20                    138,877              22,622                    57,535                     139,556
     25                    200,454               6,188                    56,264                     215,174
     30                    279,043                   -                    29,367                     312,687


-------------------------------------------------------------------------------------------------------------

                                                                     Surrender Value (2)
                                                                       Assuming Hypothetical Gross
                                                                       Annual Investment Return of
                                         ---------------------------------------------------------------

   End of         Accumulated                 0%                       6%                       12%
    Year          Premiums (1)           (-.88% Net)               (5.12% Net)                (11.12% Net)
--------------    -----------------      -------------            --------------            -----------------
      1                    $ 4,200                 55                       247                     439
      2                      8,610              1,173                     1,723                   2,296
      3                     13,241              3,661                     4,737                   5,905
      4                     18,103              6,024                     7,793                   9,793
      5                     23,208              8,256                    10,885                  13,979
      6                     28,568             10,544                    14,199                  18,679
      7                     34,196             12,876                    17,720                  23,907
      8                     40,106             15,237                    21,430                  29,680
      9                     46,312             17,610                    25,310                  36,012
     10                     52,827             20,119                    29,536                  43,203
     11                     59,669             22,717                    34,025                  51,172
     12                     66,852             23,911                    37,279                  58,474
     13                     74,395             24,870                    40,464                  66,332
     14                     82,314             25,572                    43,548                  74,778
     15                     90,630             25,992                    46,499                  83,847
     16                     99,361             26,100                    49,274                  93,570
     17                    108,530             25,864                    51,832                 103,982
     18                    118,156             25,237                    54,106                 115,102
     19                    128,264             24,171                    56,030                 126,951
     20                    138,877             22,622                    57,535                 139,556
     25                    200,454              6,188                    56,264                 215,174
     30                    279,043                  -                    29,367                 312,687


(1)  Assumes net interest of 5% compounded annually.

(2) Assumes no policy loans have been made. The death benefit, accumulated value, and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6%, or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6%, or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.






ADDITIONAL INFORMATION


Additional information about the Policy is available in the Statement of Additional Information dated April 29, 2005 and which is part of this prospectus.


Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal PrinFlex Life, Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988. You may also contact us through our internet site: www.principal.com


Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street NW, Washington, D.C. 20549-0102.

                            Principal PrinFlex Life
                   Investment Company Act File No. 333-00101

                                   PART B






                      STATEMENT OF ADDITIONAL INFORMATION






                               PRINFLEX LIFE/(R)/







                             DATED MAY 1, 2006






The Statement of Additional Information provides information about the PrinFlex Life/(R)/ Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.






This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy's Prospectus dated May 1, 2006. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:





                               PrinFlex Life/(R)/
                           Principal Financial Group
                                 P.O. Box 9296

                        Des Moines, Iowa 50306-9296
                            Telephone:1-800-247-9988

                               TABLE OF CONTENTS


                                                                            Page


GENERAL INFORMATION AND HISTORY .........................................3

 THE COMPANY ............................................................ 3

 PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT ........ 3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................3

UNDERWRITERS ............................................................3

ADDITIONAL INFORMATION ABOUT CHARGES ....................................4

 SPECIAL PURCHASE PLANS ................................................. 4

 UNDERWRITING PROCEDURES ................................................ 4

PERFORMANCE DATA ........................................................5

FINANCIAL STATEMENTS....................................................6

GENERAL INFORMATION AND HISTORY


THE COMPANY
Principal Life Insurance Company (the "Company") is the issuer of the PrinFlex Life/(R)/ Insurance Policy (the "Policy"). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.

All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.


UNDERWRITERS


The principal underwriter of the Policy is Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 680 8th Street, Des Moines, IA 50392-2080. Princor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.


The Policy's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

                                2005                                       2004                 2003
                         RECEIVED/RETAINED                          RECEIVED/RETAINED    RECEIVED/RETAINED
                         -----------------                          -----------------    -----------------
                             $3,286,806/$0                              $4,207,939/$0        $4,808,295/$0

COMMISSIONS PAID TO DEALERS

For Policies sold through Princor, commissions generally will be no more than 50% of premium received in the first policy year (or the first year following an adjustment) up to the planned periodic premium (not to exceed target premium). In addition, a commission of up to 3% of premium above the lesser of planned periodic or target premium received in the first policy year (or first year following an adjustment) may be paid. In the second and subsequent years following the policy date (or adjustment date), commissions range from 0% to 2% of premiums received. A service fee of up to 2% is paid on premiums received after the second policy year.

Expense allowances may be paid to agents and brokers based on premiums received.


ADDITIONAL INFORMATION ABOUT CHARGES


SPECIAL PURCHASE PLANS
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
.. employees, officers, directors, agents and immediate family members of the group or sponsored arrangement; and
.. employees of agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).


Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to arrangements.


We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.


UNDERWRITING PROCEDURES


Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age last birthday, with distinction for the insured's gender and smoking status. The rates will reflect the insured's risk class(es).

PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.


The Policy was not offered prior to December 26, 1996. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.


From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division's "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The "effective yield" is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2005, the 7-day annualized and effective yields were 3.42% and 3.47%, respectively.


In addition, the Separate Account advertises the "yield" for certain other divisions. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield." No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first ten policy years (and ten years after an increase in the face amount) are subject to a surrender charge.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.


The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy's value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy's performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

Following are the average annual total returns for the periods ended December 31, 2005 of the underlying mutual funds in which the divisions invest:

                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Capital
 Appreciation           May 5, 1993           8.84%     -2.70%      5.99%        8.99%
 AIM V.I. Core Equity   May 2, 1994           5.31      -1.44       7.46         9.06
 AIM V.I. Dynamics      August 25, 1997      10.72      -4.10                    4.99
 AIM V.I. Global
 Health Care            May 22, 1997          8.15      -0.37                    9.11
 AIM V.I. Small
 Company Growth
 (effective July 3,
 2006 AIM V.I. Small
 Cap Growth)            August 25, 1997       5.19      -2.15                    6.41
 AIM V.I. Technology    May 21, 1997          2.17     -14.86                    2.91
 American Century VP
 Income & Growth        October 31, 1997      4.63       2.48                    6.09
 American Century VP
 Ultra                  May 1, 2001           2.17                               0.85
 American Century VP
 Value                  May 1, 1996           4.85       8.69                   10.55
 Dreyfus IP Founders
 Discovery              December 15, 1999    -0.10      -4.05                   -3.91
 Fidelity VIP II
 Contrafund             January 3, 1995      16.94       6.65      12.09        14.37
 Fidelity VIP
 Equity-Income          November 3, 1986      5.87       3.97       8.63        10.80
 Fidelity VIP Growth    October 31, 1986      5.50      -3.76       7.10        10.78
 Fidelity VIP High
 Income                 October 1, 1985       2.70       5.52       3.48         7.63
 Janus Aspen MidCap
 Growth                 September 13, 1993   12.03      -4.61       6.94        10.47
 Principal VCF Asset
 Allocation             June 1, 1994          5.79       3.14       7.52         8.25
 Principal VCF
 Balanced               December 18, 1987     6.79       2.44       5.61         8.43
 Principal VCF Bond     December 18, 1987     2.50       5.86       5.50         7.69
 Principal VCF Capital
 Value                  May 13, 1970          6.80       3.64       7.74        11.92
 Principal VCF
 Diversified
 International          May 2, 1994          23.79       4.73       8.43         8.09
 Principal VCF Equity
 Growth                 June 1, 1994          7.55      -1.84       8.39        10.89
 Principal VCF Equity
 Income                 May 1, 1998           8.67      -1.67                    3.40
 Principal VCF
 Government & High
 Quality Bond           April 9, 1987         2.01       4.72       5.62         7.30
 Principal VCF Growth   May 2, 1994          12.09      -3.91       4.04         5.97
 Principal VCF
 International
 Emerging Markets       October 24, 2000     34.29      18.45                   16.31
 Principal VCF
 International
 SmallCap               May 1, 1998          29.12      11.16                   13.32
 Principal VCF
 LargeCap Blend         May 1, 2002           4.74                               5.31
 Principal VCF
 LargeCap Growth
 Equity                 October 24, 2000      3.63      -9.29                  -13.27
 Principal VCF
 LargeCap Stock Index   May 3, 1999           4.47       0.18                   -0.11
 Principal VCF
 LargeCap Value         May 1, 2002           5.44                               7.63
 Principal VCF MidCap   December 18, 1987     9.21       8.46      11.60        14.11
 Principal VCF MidCap
 Growth                 May 1, 1998          13.72       1.83                    3.12
 Principal VCF MidCap
 Value                  May 3, 1999          10.55      10.18                   13.65
 Principal VCF Money
 Market                 March 18, 1983        2.66       1.92       3.59         3.15
 Principal VCF Real
 Estate Securities      May 1, 1998          15.85      20.46                   15.23
 Principal VCF
 Short-Term Bond        May 1, 2003           1.80                               1.46
 Principal VCF
 SmallCap               May 1, 1998           7.04       5.51                    3.66
 Principal VCF
 SmallCap Growth        May 1, 1998           6.67      -8.64                    1.29
 Principal VCF
 SmallCap Value         May 1, 1998           6.22      13.78                   12.31
 Putnam VT Voyager      February 1, 1988      5.69      -4.59       6.32        11.13
 Wells Fargo Advantage
 VT Asset Allocation    April 15, 1994        4.99       2.59       7.79         9.06
 Wells Fargo Advantage
 VT Equity Income       May 6, 1996           5.38       2.44                    7.76
 Wells Fargo Advantage
 VT Large Company
 Growth                 September 20, 1999    5.70      -4.72                   -1.00




FINANCIAL STATEMENTS



             Report of Independent Registered Public Accounting Firm

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Variable Life Separate Account [comprised of the AIM V.I. Aggressive Growth Series I, AIM V.I. Core Equity Series I, AIM V.I. Core Equity Series II, AIM V.I. Core Stock Series I, AIM V.I. Dynamics Series I, AIM V.I. Global Health Care Series I (formerly AIM V.I. Health Sciences Series I), AIM V.I. Growth Series I, AIM V.I. Growth Series II, AIM V.I. International Growth Series I, AIM V.I. Premier Equity Series I, AIM V.I. Premier Equity Series II, AIM V.I. Small Company Growth Series I, AIM V.I. Technology Series I, American Century VP Income & Growth, American Century VP Ultra, American Century VP II Income & Growth, American Century VP II International, American Century VP II Ultra, American Century VP II Value, Asset Allocation, Balanced, Bond, Capital Value, Diversified International (formerly International), Dreyfus IP Core Value Service Shares, Dreyfus IP Founders Discovery Initial Shares, Dreyfus IP Founders Growth Initial Shares, Dreyfus Socially Responsible Growth Service Shares, Dreyfus VIF Appreciation Service Shares, Dreyfus VIF Developing Leaders Service Shares, Dreyfus VIF Quality Bond Service Shares, Equity Growth, Equity Income, Fidelity VIP Equity-Income Initial Class, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP High Income Initial Class, Fidelity VIP High Income Service Class 2, Fidelity VIP II Asset Manager Service Class 2, Fidelity VIP II Contrafund Initial Class, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Mid Cap Service Class 2, Franklin Income Securities Class 2, Franklin Mutual Discovery Securities Class 2, Franklin Mutual Shares Securities Class 2, Franklin Rising Dividends Securities Class 2, Franklin Small Cap Value Securities Class 2, Franklin Templeton Developing Markets Securities Class 2, Goldman Sachs VIT CORE Small Cap Equity Service Class I, Government & High Quality Bond (formerly Government Securities), Growth, International Emerging Markets, International SmallCap, Janus Aspen Balanced Service Shares, Janus Aspen Core Equity Service Shares, Janus Aspen Flexible Bond Service Shares (formerly Janus Aspen Flexible Income Service Shares), Janus Aspen International Growth Service Shares, Janus Aspen Mid Cap Growth Service Shares, Janus Aspen Worldwide Growth Service Shares, JP Morgan Bond, JP Morgan Small Company, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MFS VIT Emerging Growth Service Class, MFS VIT MidCap Growth Service Class, MFS VIT New Discovery Service Class, MFS VIT Value Service Class, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Guardian I Class, Principal LifeTime Strategic Income, Principal LifeTime 2010, Principal LifeTime

2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Putnam VT Growth & Income Class IB, Putnam VT International Equity Class IB, Putnam VT Voyager Class IB, Real Estate Securities, Short-Term Bond (formerly Limited Term Bond), SmallCap, SmallCap Growth, SmallCap Value, Vanguard VIF Balanced, Vanguard VIF Equity Index, Vanguard VIF Mid-Cap Index, Wells Fargo Advantage VT Asset Allocation (formerly Wells Fargo VT Asset Allocation), Wells Fargo Advantage VT Equity Income (formerly Wells Fargo VT Equity Income), and Wells Fargo Advantage VT Large Company Growth (formerly Wells Fargo VT Large Company Growth) Divisions] as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
                                                                  ey
Des Moines, Iowa
March 13, 2006

                                 3 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2005

                                                                             AIM V.I.
                                                                            Aggressive       AIM V.I.
                                                                              Growth        Core Equity
                                                                             Series I        Series I
                                                                             Division        Division
                                                                         ----------------------------------
                                                                         ----------------------------------
Assets
Investments in shares of mutual funds, at market                                $864,691      $1,841,788

Liabilities                                                                            -               -
                                                                         ----------------------------------
                                                                         ----------------------------------
Net assets                                                                      $864,691      $1,841,788
                                                                         ==================================
                                                                         ==================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                              $357,577 $             -
   Executive Variable Universal Life                                             507,114               -
   Flex Variable Life                                                                  -          22,002
   PrinFlex Life(R)                                                                      -       1,261,830
   Survivorship Variable Universal Life                                                -          57,154
   Variable Universal Life Accumulator                                                 -         500,802
   Variable Universal Life Accumulator II                                              -               -
   Variable Universal Life Income                                                      -               -
                                                                         ----------------------------------
Total net assets                                                              $864,691        $1,841,788
                                                                         ==================================
                                                                         ==================================

Investments in shares of mutual funds, at cost                                $768,953        $1,599,211
Shares of mutual fund owned                                                     69,065            78,541

Accumulation units outstanding:
   Benefit Variable Universal Life                                                30,959               -
   Executive Variable Universal Life                                              43,907               -
   Flex Variable Life                                                                  -           2,253
   PrinFlex Life(R)                                                                      -         124,837
   Survivorship Variable Universal Life                                                -           5,654
   Variable Universal Life Accumulator                                                 -          49,549
   Variable Universal Life Accumulator II                                              -               -
   Variable Universal Life Income                                                      -               -

Accumulation unit value:
   Benefit Variable Universal Life                                                 11.55               -
   Executive Variable Universal Life                                               11.55               -
   Flex Variable Life                                                                  -            9.77
   PrinFlex Life(R)                                                                      -           10.11
   Survivorship Variable Universal Life                                                -           10.11
   Variable Universal Life Accumulator                                                 -           10.11
   Variable Universal Life Accumulator II                                              -              -
   Variable Universal Life Income                                                      -              -

See accompanying notes.






0508-0671120





                                                          AIM V.I.
     AIM V.I.          AIM V.I.     AIM V.I. Dynamics      Global       AIM V.I. Growth      AIM V.I.
   Core Equity    Core Stock Series     Series I        Health Care        Series I           Growth
Series II Division        I             Division          Series I         Division     Series II Division
                       Division                           Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

       $236,902          $138,863          $722,180       $5,478,339        $1,823,501         $275,142

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $236,902          $138,863          $722,180       $5,478,339        $1,823,501         $275,142
===========================================================================================================
===========================================================================================================



  $           -       $       453         $  23,010       $  327,924   $             -    $           -
              -           138,410           119,835          306,044                 -                -
              -                 -                 -           19,832                 -                -
              -                 -           435,647        2,983,870         1,414,853                -
              -                 -            76,572          294,498           122,316                -
              -                 -            67,116          869,966           286,332                -
        214,297                 -                 -          632,863                 -          264,660
         22,605                 -                 -           43,342                 -           10,482
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $236,902          $138,863          $722,180       $5,478,339        $1,823,501         $275,142
===========================================================================================================
===========================================================================================================

       $222,908          $129,685          $591,307       $4,667,754        $1,468,357         $250,529
         10,154             7,289            48,895          268,020           105,710           16,118


              -                42             2,427           29,307                 -                -
              -            12,878            12,641           27,354                 -                -
              -                 -                 -            1,835                 -                -
              -                 -            45,954          266,695           156,851                -
              -                 -             8,077           26,322            13,560                -
              -                 -             7,080           77,757            31,743                -
         14,483                 -                 -           56,565                 -           17,256
          1,528                 -                 -            3,874                 -              683


              -             10.79              9.48            11.19                 -                -
              -             10.75              9.48            11.19                 -                -
              -                 -                 -            10.81                 -                -
              -                 -              9.48            11.19              9.02                -
              -                 -              9.48            11.19              9.02                -
              -                 -              9.48            11.19              9.02                -
          14.80                 -                 -            11.19                 -            15.34
          14.79                 -                 -            11.19                 -            15.35







                                 5 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005


                                                                           AIM V.I.          AIM V.I.
                                                                         International       Premier
                                                                            Growth            Equity
                                                                           Series I          Series I
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $2,069,600       $4,332,041

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $2,069,600       $4,332,041
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                         $   363,619    $       2,040
   Executive Variable Universal Life                                         1,705,981            9,349
   Flex Variable Life                                                                -           31,980
   PrinFlex Life(R)                                                                    -        3,126,930
   Survivorship Variable Universal Life                                              -          304,490
   Variable Universal Life Accumulator                                               -          857,252
   Variable Universal Life Accumulator II                                            -                -
   Variable Universal Life Income                                                    -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $2,069,600       $4,332,041
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $1,818,102       $3,823,500
Shares of mutual fund owned                                                     89,322          194,088

Accumulation units outstanding:
   Benefit Variable Universal Life                                              23,721              236
   Executive Variable Universal Life                                           111,290            1,083
   Flex Variable Life                                                                -            3,834
   PrinFlex Life(R)                                                                    -          362,142
   Survivorship Variable Universal Life                                              -           35,264
   Variable Universal Life Accumulator                                               -           99,282
   Variable Universal Life Accumulator II                                            -                -
   Variable Universal Life Income                                                    -                -

Accumulation unit value:
   Benefit Variable Universal Life                                               15.33             8.64
   Executive Variable Universal Life                                             15.33             8.63
   Flex Variable Life                                                                -             8.34
   PrinFlex Life(R)                                                                    -             8.63
   Survivorship Variable Universal Life                                              -             8.63
   Variable Universal Life Accumulator                                               -             8.63
   Variable Universal Life Accumulator II                                            -                -
   Variable Universal Life Income                                                    -                -

See accompanying notes.






0508-0671120                       1







                       AIM V.I.
     AIM V.I.           Small                         American Century
     Premier           Company          AIM V.I.             VP            American
      Equity            Growth         Technology         Income &        Century VP
    Series II          Series I         Series I           Growth            Ultra
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

     $1,418,546        $2,578,030        $2,496,056       $3,976,837        $2,768,783

              -                 -                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $1,418,546        $2,578,030        $2,496,056       $3,976,837        $2,768,783
=========================================================================================
=========================================================================================



$              -       $  242,955      $     73,147  $              -  $              -
              -           757,468           337,888                -                 -
              -             3,072            30,594           14,976             8,026
              -         1,299,652         1,733,845        2,879,604         1,650,655
              -            40,390            47,499          167,642           444,537
              -           234,493           273,083          914,615           665,565
      1,203,621                 -                 -                -                 -
        214,925                 -                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $1,418,546        $2,578,030        $2,496,056       $3,976,837        $2,768,783
=========================================================================================
=========================================================================================

     $1,313,277        $2,141,755        $2,231,371       $3,363,890        $2,460,768
         63,956           159,039           196,695          529,539           266,742


              -            25,929            12,432                -                 -
              -            80,840            57,433                -                 -
              -               339             5,384            1,392               828
              -           138,705           294,713          258,482           164,551
              -             4,311             8,074           15,048            44,315
              -            25,027            46,419           82,099            66,348
         84,282                 -                 -                -                 -
         15,050                 -                 -                -                 -


              -              9.37              5.88                -                 -
              -              9.37              5.88                -                 -
              -              9.06              5.68            10.76              9.69
              -              9.37              5.88            11.14             10.03
              -              9.37              5.88            11.14             10.03
              -              9.37              5.88            11.14             10.03
          14.28                 -                 -                -                 -
          14.28                 -                 -                -                 -







                                 7 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005

                                                                           American
                                                                         Century VP II       American
                                                                        Income & Growth   Century VP II
                                                                           Division       International
                                                                                             Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $1,190,995         $512,828

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $1,190,995         $512,828
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                         $   166,998        $  59,596
   Executive Variable Universal Life                                           563,608          453,232
   Flex Variable Life                                                                -                -
   PrinFlex Life(R)                                                                    -                -
   Survivorship Variable Universal Life                                              -                -
   Variable Universal Life Accumulator                                               -                -
   Variable Universal Life Accumulator II                                      391,979                -
   Variable Universal Life Income                                               68,410                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $1,190,995         $512,828
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $1,119,949         $425,391
Shares of mutual fund owned                                                    158,799           62,388

Accumulation units outstanding:
   Benefit Variable Universal Life                                              13,483            4,643
   Executive Variable Universal Life                                            45,503           35,308
   Flex Variable Life                                                                -                -
   PrinFlex Life(R)                                                                    -                -
   Survivorship Variable Universal Life                                              -                -
   Variable Universal Life Accumulator                                               -                -
   Variable Universal Life Accumulator II                                       31,646                -
   Variable Universal Life Income                                                5,523                -

Accumulation unit value:
   Benefit Variable Universal Life                                               12.39            12.84
   Executive Variable Universal Life                                             12.39            12.84
   Flex Variable Life                                                                -                -
   PrinFlex Life(R)                                                                    -                -
   Survivorship Variable Universal Life                                              -                -
   Variable Universal Life Accumulator                                               -                -
   Variable Universal Life Accumulator II                                        12.39                -
   Variable Universal Life Income                                                12.39                -

See accompanying notes.






0508-0671120







     American          American
  Century VP II     Century VP II         Asset
      Ultra             Value          Allocation         Balanced            Bond
     Division          Division         Division          Division          Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

     $1,442,964        $7,183,122       $16,412,881      $18,458,640       $39,645,331

              -                 -                 -                -                 -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
     $1,442,964        $7,183,122       $16,412,881      $18,458,640       $39,645,331
==========================================================================================
==========================================================================================



    $   183,252       $   840,066   $                $                -   $  1,060,892
                                                  -
        666,244         1,314,523                 -                -         2,968,155
              -             7,690            94,255        2,890,237         2,858,150
              -         2,728,201        13,454,385       13,698,330        25,241,116
              -           447,895         1,130,916          654,458         1,508,183
              -           593,174         1,238,587          843,397         2,671,606
        525,338           910,998           476,078          339,858         2,876,115
         68,130           340,575            18,660           32,360           461,114
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
     $1,442,964        $7,183,122       $16,412,881      $18,458,640       $39,645,331
==========================================================================================
==========================================================================================

     $1,338,162        $6,839,241       $14,682,820      $17,303,880       $39,084,948
        139,687           877,060         1,284,263        1,236,346         3,292,802


         16,431            64,284                 -                -            64,090
         59,737           100,591                 -                -           179,309
              -               605             8,335           88,820            89,940
              -           208,770           755,399          915,979         1,524,845
              -            34,274            85,845           58,278           104,634
              -            45,392            69,541           56,396           161,396
         47,103            69,713            26,729           22,726           173,749
          6,109            26,062             1,048            2,164            27,856


          11.15             13.07                 -                -             16.55
          11.15             13.07                 -                -             16.55
              -             12.71             11.31            32.54             31.78
              -             13.07             17.81            14.95             16.55
              -             13.07             13.17            11.23             14.41
              -             13.07             17.81            14.95             16.55
          11.15             13.07             17.81            14.95             16.55
          11.15             13.07             17.81            14.95             16.55







                                 9 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005




                                                                            Capital         Diversified
                                                                             Value         International
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $56,597,462       $61,106,638

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $56,597,462       $61,106,638
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                      $       33,006     $     620,156
   Executive Variable Universal Life                                           346,369         2,558,368
   Flex Variable Life                                                        6,260,564            94,695
   PrinFlex Life(R)                                                           31,877,050        38,562,814
   Survivorship Variable Universal Life                                      1,335,164         2,355,876
   Variable Universal Life Accumulator                                      15,508,718        12,365,484
   Variable Universal Life Accumulator II                                    1,108,276         3,829,112
   Variable Universal Life Income                                              128,315           720,133
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $56,597,462       $61,106,638
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $49,368,534       $42,697,954
Shares of mutual fund owned                                                  1,636,238         3,630,816

Accumulation units outstanding:
   Benefit Variable Universal Life                                               1,986            35,372
   Executive Variable Universal Life                                            20,836           145,924
   Flex Variable Life                                                          148,840             6,912
   PrinFlex Life(R)                                                            1,917,592         2,199,550
   Survivorship Variable Universal Life                                        118,957           176,338
   Variable Universal Life Accumulator                                         932,943           705,304
   Variable Universal Life Accumulator II                                       66,669           218,405
   Variable Universal Life Income                                                7,719            41,075

Accumulation unit value:
   Benefit Variable Universal Life                                               16.62             17.53
   Executive Variable Universal Life                                             16.62             17.53
   Flex Variable Life                                                            42.06             13.70
   PrinFlex Life(R)                                                                16.62             17.53
   Survivorship Variable Universal Life                                          11.22             13.36
   Variable Universal Life Accumulator                                           16.62             17.53
   Variable Universal Life Accumulator II                                        16.62             17.53
   Variable Universal Life Income                                                16.62             17.53

See accompanying notes.














                                                        Dreyfus
                    Dreyfus IP      Dreyfus IP          Socially                            Dreyfus VIF
   Dreyfus IP        Founders        Founders         Responsible         Dreyfus VIF        Developing
   Core Value       Discovery         Growth             Growth          Appreciation         Leaders
 Service Shares   Initial Shares  Initial Shares     Service Shares      Service Shares    Service Shares
    Division         Division        Division           Division           Division           Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

   $1,146,392        $1,043,885         $68,382          $65,537           $691,788          $2,653,033

            -                 -               -                -                  -                   -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
   $1,146,392        $1,043,885         $68,382          $65,537           $691,788          $2,653,033
============================================================================================================
============================================================================================================



 $     28,312     $       3,350     $         -          $56,926           $191,220         $   231,925
    1,118,080           181,087          68,382            8,611            500,568           1,272,889
            -            11,165               -                -                  -                   -
            -           558,898               -                -                  -                   -
            -            27,938               -                -                  -                   -
            -           261,447               -                -                  -                   -
            -                 -               -                -                  -             980,580
            -                 -               -                -                  -             167,639
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
   $1,146,392        $1,043,885         $68,382          $65,537           $691,788          $2,653,033
============================================================================================================
============================================================================================================

   $1,026,225       $   938,569         $65,286          $59,015           $664,340          $2,354,355
       70,288           106,628           5,537            2,530             18,738              60,975


        2,396               377               -            5,556             17,583              19,803
       94,622            20,402           6,176              840             46,028             108,680
            -             1,302               -                -                  -                   -
            -            62,969               -                -                  -                   -
            -             3,148               -                -                  -                   -
            -            29,457               -                -                  -                   -
            -                 -               -                -                  -              83,725
            -                 -               -                -                  -              14,313


         11.82             8.89               -            10.25              10.88               11.71
         11.82             8.88           11.07            10.25              10.88               11.71
             -             8.58               -                -                  -                   -
             -             8.88               -                -                  -                   -
             -             8.87               -                -                  -                   -
             -             8.88               -                -                  -                   -
             -                -               -                -                  -               11.71
             -                -               -                -                  -               11.71







                                11 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                            Dreyfus VIF
                                                                           Quality Bond        Equity
                                                                          Service Shares       Growth
                                                                             Division         Division
                                                                         -----------------------------------
                                                                         -----------------------------------
Assets
Investments in shares of mutual funds, at market                             $1,219,521      $79,039,533

Liabilities                                                                           -                -
                                                                         -----------------------------------
                                                                         -----------------------------------
Net assets                                                                   $1,219,521      $79,039,533
                                                                         ===================================
                                                                         ===================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                          $   294,872    $     293,756
   Executive Variable Universal Life                                            924,649          627,251
   Flex Variable Life                                                                 -           72,657
   PrinFlex Life(R)                                                                     -       70,389,717
   Survivorship Variable Universal Life                                               -        3,604,232
   Variable Universal Life Accumulator                                                -        1,973,639
   Variable Universal Life Accumulator II                                             -        1,833,389
   Variable Universal Life Income                                                     -          244,892
                                                                         -----------------------------------
                                                                         -----------------------------------
Total net assets                                                             $1,219,521      $79,039,533
                                                                         ===================================
                                                                         ===================================

Investments in shares of mutual funds, at cost                               $1,228,464      $78,773,262
Shares of mutual fund owned                                                     108,402        4,587,321

Accumulation units outstanding:
   Benefit Variable Universal Life                                               25,160           17,748
   Executive Variable Universal Life                                             78,896           37,896
   Flex Variable Life                                                                 -            7,794
   PrinFlex Life(R)                                                                     -        4,252,706
   Survivorship Variable Universal Life                                               -          362,132
   Variable Universal Life Accumulator                                                -          119,243
   Variable Universal Life Accumulator II                                             -          110,767
   Variable Universal Life Income                                                     -           14,796

Accumulation unit value:
   Benefit Variable Universal Life                                                11.72            16.55
   Executive Variable Universal Life                                              11.72            16.55
   Flex Variable Life                                                                 -             9.32
   PrinFlex Life(R)                                                                     -            16.55
   Survivorship Variable Universal Life                                               -             9.95
   Variable Universal Life Accumulator                                                -            16.55
   Variable Universal Life Accumulator II                                             -            16.55
   Variable Universal Life Income                                                     -            16.55

See accompanying notes.





0508-0671120                                                                                            12







                                      Fidelity VIP      Fidelity VIP                       Fidelity VIP
                     Fidelity VIP     Equity-Income        Growth        Fidelity VIP      High Income
      Equity        Equity-Income        Service          Service         High Income        Service
      Income        Initial Class        Class 2          Class 2        Initial Class       Class 2
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $5,376,926       $37,805,723        $8,403,913      $5,911,363         $6,462,472      $2,559,148

             -                 -                 -               -                  -               -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $5,376,926       $37,805,723        $8,403,913      $5,911,363         $6,462,472      $2,559,148
===========================================================================================================
===========================================================================================================



$              -  $                -    $1,210,553     $   765,542     $              -   $   369,782
             -                 -         4,370,333       2,006,820                  -       1,739,119
         9,647           155,511                 -           8,636              6,710               -
     4,159,619        32,042,837                 -       1,508,946          6,022,855               -
       416,821         3,387,091                 -         131,472            223,060               -
       375,117         2,220,284                 -         582,896            209,847               -
       369,942                 -         2,441,017         818,550                  -         435,270
        45,780                 -           382,010          88,501                  -          14,977
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $5,376,926       $37,805,723        $8,403,913      $5,911,363         $6,462,472      $2,559,148
===========================================================================================================
===========================================================================================================

    $4,923,745       $33,428,227        $7,782,426      $5,394,969         $7,057,183      $2,701,005
       549,788         1,483,159           333,886         177,572          1,047,402         420,913


             -                 -            98,221           71,548                 -          25,313
             -                 -           354,597          187,559                 -         119,049
         1,079            13,738                 -              830               521               -
       321,145         1,671,660                 -          141,027           498,387               -
        38,734           264,490                 -           12,287            21,863               -
        28,963           115,829                 -           54,474            17,366               -
        28,561                 -           198,058           76,503                 -          29,796
         3,534                 -            30,996            8,271                 -           1,025


             -                 -             12.32            10.70                 -            14.61
             -                 -             12.32            10.70                 -            14.61
          8.94             11.32                 -            10.40             12.88               -
         12.95             19.17                 -            10.70             12.08               -
         10.76             12.81                 -            10.70             10.20               -
         12.95             19.17                 -            10.70             12.08               -
         12.95                 -             12.32            10.70                 -            14.61
         12.95                 -             12.32            10.70                 -            14.61







                                13 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005

                                                                        Fidelity VIP II
                                                                         Asset Manager   Fidelity VIP II
                                                                            Service         Contrafund
                                                                            Class 2       Initial Class
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                             $930,718     $82,290,966

Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                   $930,718     $82,290,966
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                           $235,403   $                -
   Executive Variable Universal Life                                          695,315                -
   Flex Variable Life                                                               -          209,472
   PrinFlex Life(R)                                                                   -       74,256,275
   Survivorship Variable Universal Life                                             -        3,965,740
   Variable Universal Life Accumulator                                              -        3,859,479
   Variable Universal Life Accumulator II                                           -                -
   Variable Universal Life Income                                                   -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                             $930,718      $82,290,966
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                               $894,930      $60,559,702
Shares of mutual fund owned                                                    62,844        2,651,981

Accumulation units outstanding:
   Benefit Variable Universal Life                                             19,698                -
   Executive Variable Universal Life                                           58,180                -
   Flex Variable Life                                                               -           14,716
   PrinFlex Life(R)                                                                   -        2,945,391
   Survivorship Variable Universal Life                                             -          271,018
   Variable Universal Life Accumulator                                              -          153,088
   Variable Universal Life Accumulator II                                           -                -
   Variable Universal Life Income                                                   -                -

Accumulation unit value:
   Benefit Variable Universal Life                                              11.95                -
   Executive Variable Universal Life                                            11.95                -
   Flex Variable Life                                                               -            14.23
   PrinFlex Life(R)                                                                   -            25.21
   Survivorship Variable Universal Life                                             -            14.63
   Variable Universal Life Accumulator                                              -            25.21
   Variable Universal Life Accumulator II                                           -                -
   Variable Universal Life Income                                                   -                -

See accompanying notes.





0508-0671120                                                                                            14






                                                          Franklin                           Franklin
 Fidelity VIP II   Fidelity VIP III     Franklin      Mutual Discovery     Franklin           Rising
    Contrafund         Mid Cap           Income          Securities         Mutual          Dividends
     Service           Service         Securities         Class 2           Shares          Securities
     Class 2           Class 2           Class 2          Division          Class 2          Class 2
     Division          Division         Division                           Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

  $12,302,459       $11,343,950        $4,771,832       $3,082,155        $1,825,238       $2,807,517

             -                 -                -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $12,302,459       $11,343,950        $4,771,832       $3,082,155        $1,825,238       $2,807,517
===========================================================================================================
===========================================================================================================



  $  1,855,108      $  2,156,520      $   382,601      $   536,656       $   609,387      $   675,038
     7,080,790         7,853,786        4,389,231        2,545,499         1,215,851        2,132,479
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
     2,828,895         1,103,071                -                -                 -                -
       537,666           230,573                -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $12,302,459       $11,343,950       $4,771,832       $3,082,155        $1,825,238       $2,807,517
===========================================================================================================
===========================================================================================================

   $10,526,957      $  9,237,164       $4,764,914       $2,744,547        $1,571,324       $2,624,971
       400,862           327,198          311,477          165,707           100,453          157,372


       124,892           124,140           26,499           36,076            46,144           55,001
       476,704           452,104          304,001          171,117            92,067          173,752
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
       190,452            63,499                -                -                 -                -
        36,198            13,273                -                -                 -                -


         14.85             17.37            14.44            14.88             13.21            12.27
         14.85             17.37            14.44            14.88             13.21            12.27
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
             -                 -                -                -                 -                -
         14.85             17.37                -                -                 -                -
         14.85             17.37                -                -                 -                -







                                15 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005

                                                                                             Franklin
                                                                           Franklin         Templeton
                                                                           Small Cap        Developing
                                                                             Value           Markets
                                                                          Securities        Securities
                                                                            Class 2          Class 2
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $2,469,937          $62,508

Liabilities                                                                        -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $2,469,937          $62,508
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                       $   651,504      $         -
   Executive Variable Universal Life                                       1,818,433           62,508
   Flex Variable Life                                                              -                -
   PrinFlex Life(R)                                                                  -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -                -
   Variable Universal Life Income                                                  -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $2,469,937          $62,508
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                            $2,108,467          $62,457
Shares of mutual fund owned                                                  147,108            5,735

Accumulation units outstanding:
   Benefit Variable Universal Life                                            45,680                -
   Executive Variable Universal Life                                         127,495            5,867
   Flex Variable Life                                                              -                -
   PrinFlex Life(R)                                                                  -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -                -
   Variable Universal Life Income                                                  -                -

Accumulation unit value:
   Benefit Variable Universal Life                                             14.26                -
   Executive Variable Universal Life                                           14.26            10.65
   Flex Variable Life                                                              -                -
   PrinFlex Life(R)                                                                  -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -                -
   Variable Universal Life Income                                                  -                -

See accompanying notes.





0508-0671120                     16







  Goldman Sachs
     VIT CORE         Government                                                              Janus
    Small Cap           & High                         International                          Aspen
  Equity Service       Quality                            Emerging       International       Balanced
     Class I             Bond            Growth           Markets          SmallCap       Service Shares
     Division          Division          Division         Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $61,134          $29,296,968      $23,025,255     $8,965,799         $41,268,101        $82,536

            -                    -                -              -                   -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $61,134          $29,296,968      $23,025,255     $8,965,799         $41,268,101        $82,536
===========================================================================================================
===========================================================================================================



  $         -        $     701,152  $         6,545  $             -      $  1,271,470        $32,041
       61,134            1,977,776           79,694              -           4,314,649         50,495
            -              191,978            7,440         95,818             125,184              -
            -           17,455,791       20,582,463      5,163,586          27,396,198              -
            -            3,463,421        1,484,584        426,571           3,124,794              -
            -            3,730,595          372,515      1,027,316           2,267,760              -
            -            1,595,259          465,815      1,894,982           2,297,919              -
            -              180,996           26,199        357,526             470,127              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $61,134          $29,296,968      $23,025,255     $8,965,799         $41,268,101        $82,536
===========================================================================================================
===========================================================================================================

      $62,355          $29,554,750      $25,302,574     $8,210,674         $25,077,719        $74,984
        4,389            2,578,958        1,732,525        559,663           1,834,138          3,101


            -               42,358              518              -              48,244          2,608
        6,156              119,480            6,315              -             163,714          4,111
            -               16,188              821          4,663               7,025              -
            -            1,054,532        1,630,866        244,554           1,039,516              -
            -              243,073          184,710         20,203             139,426              -
            -              225,371           29,520         48,655              86,048              -
            -               96,373           36,909         89,753              87,193              -
            -               10,934            2,076         16,933              17,838              -


            -                16.55           12.64               -              26.35           12.29
         9.93                16.55           12.62               -              26.35           12.28
            -                11.86            9.06           20.55              17.82               -
            -                16.55           12.62           21.11              26.35               -
            -                14.25            8.04           21.11              22.41               -
            -                16.55           12.62           21.11              26.35               -
            -                16.55           12.62           21.11              26.35               -
            -                16.55           12.62           21.11              26.36               -






                                17 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005

                                                                             Janus            Janus
                                                                             Aspen            Aspen
                                                                          Core Equity     Flexible Bond
                                                                        Service Shares    Service Shares
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $1,049,412        $2,984,962

Liabilities                                                                        -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $1,049,412        $2,984,962
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                       $   208,345       $   436,558
   Executive Variable Universal Life                                         841,067         2,548,404
   Flex Variable Life                                                              -                 -
   PrinFlex Life(R)                                                                  -                 -
   Survivorship Variable Universal Life                                            -                 -
   Variable Universal Life Accumulator                                             -                 -
   Variable Universal Life Accumulator II                                          -                -
   Variable Universal Life Income                                                  -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $1,049,412       $2,984,962
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                           $   914,857       $3,202,814
Shares of mutual fund owned                                                   48,946          250,627

Accumulation units outstanding:
   Benefit Variable Universal Life                                            15,988           35,706
   Executive Variable Universal Life                                          64,539          208,436
   Flex Variable Life                                                              -                -
   PrinFlex Life(R)                                                                  -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -                -
   Variable Universal Life Income                                                  -                -

Accumulation unit value:
   Benefit Variable Universal Life                                             13.03            12.23
   Executive Variable Universal Life                                           13.03            12.23
   Flex Variable Life                                                              -                -
   PrinFlex Life(R)                                                                  -                -
   Survivorship Variable Universal Life                                            -                -
   Variable Universal Life Accumulator                                             -                -
   Variable Universal Life Accumulator II                                          -                -
   Variable Universal Life Income                                                  -                -

See accompanying notes.






0508-0671120            18






      Janus             Janus             Janus
      Aspen             Aspen             Aspen
  International        Mid Cap          Worldwide                          JP Morgan
      Growth            Growth           Growth          JP Morgan           Small           LargeCap
  Service Shares    Service Shares   Service Shares         Bond            Company           Blend
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $37,678        $3,774,002          $561,559         $683,045         $1,591,054      $6,998,553

            -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $37,678        $3,774,002          $561,559         $683,045         $1,591,054      $6,998,553
===========================================================================================================
===========================================================================================================



     $  3,233      $     17,452           $199,919        $123,250       $   391,125      $   182,918
       34,445           117,747           361,640          559,795         1,199,929          316,980
            -            11,651                 -                -                 -           30,229
            -         2,875,506                 -                -                 -        2,760,861
            -           122,918                 -                -                 -          263,894
            -           628,728                 -                -                 -          988,025
            -                 -                 -                -                 -        2,144,474
            -                 -                 -                -                 -          311,172
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $37,678        $3,774,002          $561,559         $683,045         $1,591,054      $6,998,553
===========================================================================================================
===========================================================================================================

      $36,485        $2,826,008          $526,854         $688,101        $1,532,769       $6,370,491
        1,071           132,841            20,229           57,544            99,941          625,429


          198             1,764            18,800           10,349            28,408           15,370
        2,108            11,903            34,008           47,006            87,152           26,635
            -             1,219                 -                -                 -            2,610
            -           290,688                 -                -                 -          231,989
            -            12,426                 -                -                 -           22,174
            -            63,560                 -                -                 -           83,023
            -                 -                 -                -                 -          180,194
            -                 -                 -                -                 -           26,147


        16.33              9.89             10.63            11.91             13.77            11.90
        16.34              9.89             10.63            11.91             13.77            11.90
            -              9.56                 -                -                 -            11.58
            -              9.89                 -                -                 -            11.90
            -              9.89                 -                -                 -            11.90
            -              9.89                 -                -                 -            11.90
            -                 -                 -                -                 -            11.90
            -                 -                 -                -                 -            11.90






                                19 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                           LargeCap          LargeCap
                                                                            Growth            Stock
                                                                            Equity            Index
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $14,167,817      $36,887,746

Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $14,167,817      $36,887,746
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                      $     104,284   $                -
   Executive Variable Universal Life                                           69,636                -
   Flex Variable Life                                                          31,775          178,940
   PrinFlex Life(R)                                                           1,142,049       30,325,012
   Survivorship Variable Universal Life                                        21,893        2,501,395
   Variable Universal Life Accumulator                                     12,540,434        1,778,965
   Variable Universal Life Accumulator II                                     224,239        1,688,891
   Variable Universal Life Income                                              33,507          414,543
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $14,167,817      $36,887,746
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                            $13,160,655      $33,622,383
Shares of mutual fund owned                                                 2,976,432        4,027,046

Accumulation units outstanding:
   Benefit Variable Universal Life                                              7,703                -
   Executive Variable Universal Life                                            5,144                -
   Flex Variable Life                                                           2,394           18,033
   PrinFlex Life(R)                                                              84,359        3,011,576
   Survivorship Variable Universal Life                                         1,617          247,401
   Variable Universal Life Accumulator                                        926,314          176,669
   Variable Universal Life Accumulator II                                      16,564          167,723
   Variable Universal Life Income                                               2,475           41,168

Accumulation unit value:
   Benefit Variable Universal Life                                              13.54                -
   Executive Variable Universal Life                                            13.54                -
   Flex Variable Life                                                           13.27             9.92
   PrinFlex Life(R)                                                               13.54            10.07
   Survivorship Variable Universal Life                                         13.54            10.11
   Variable Universal Life Accumulator                                          13.54            10.07
   Variable Universal Life Accumulator II                                       13.54            10.07
   Variable Universal Life Income                                               13.54            10.07

See accompanying notes.






0508-0671120







                       MFS VIT           MFS VIT
                       Emerging          MidCap           MFS VIT           MFS VIT
     LargeCap           Growth           Growth        New Discovery         Value
      Value         Service Class     Service Class    Service Class     Service Class        MidCap
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $9,392,025          $228,329          $488,333      $1,284,839           $588,962      $81,478,892

             -                 -                 -               -                  -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $9,392,025          $228,329          $488,333      $1,284,839           $588,962      $81,478,892
===========================================================================================================
===========================================================================================================



   $   313,406         $  77,669          $140,511      $  232,526           $127,904    $     595,104
       789,589           150,660           347,822         730,435            461,058        2,069,535
        74,545                 -                 -               -                  -       15,803,360
     3,837,410                 -                 -               -                  -       53,544,036
       626,829                 -                 -               -                  -        2,315,157
     1,269,229                 -                 -               -                  -        4,084,337
     2,138,247                 -                 -         301,632                  -        2,571,725
       342,770                 -                 -          20,246                  -          495,638
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $9,392,025          $228,329          $488,333      $1,284,839           $588,962      $81,478,892
===========================================================================================================
===========================================================================================================

    $8,255,002          $196,981          $443,873      $1,165,775           $549,361      $66,161,495
       754,380            12,068            67,824          83,161             47,306        1,915,348


        24,461             6,486            12,236          20,588             10,132           24,550
        61,628            12,582            30,290          64,675             36,523           85,379
         5,979                 -                 -               -                  -          208,729
       299,512                 -                 -               -                  -        2,208,969
        48,924                 -                 -               -                  -          120,623
        99,065                 -                 -               -                  -          168,501
       166,891                 -                 -          26,708                  -          106,099
        26,753                 -                 -           1,793                  -           20,448


         12.81             11.97             11.48            11.29             12.62            24.24
         12.81             11.97             11.48            11.29             12.62            24.24
         12.47                 -                 -                -                 -            75.71
         12.81                 -                 -                -                 -            24.24
         12.81                 -                 -                -                 -            19.19
         12.81                 -                 -                -                 -            24.24
         12.81                 -                 -            11.29                 -            24.24
         12.81                 -                 -            11.29                 -            24.24






                                21 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                            MidCap            MidCap
                                                                            Growth            Value
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                          $14,572,237      $17,532,283

Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                $14,572,237      $17,532,283
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                      $     179,997    $     898,072
   Executive Variable Universal Life                                          410,142        1,955,280
   Flex Variable Life                                                          49,126           94,384
   PrinFlex Life(R)                                                           9,545,953        9,229,191
   Survivorship Variable Universal Life                                       845,257          809,911
   Variable Universal Life Accumulator                                      1,511,722        1,899,831
   Variable Universal Life Accumulator II                                   1,828,116        2,316,348
   Variable Universal Life Income                                             201,924          329,266
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                          $14,572,237      $17,532,283
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                            $11,668,008      $15,082,228
Shares of mutual fund owned                                                 1,302,255        1,058,074

Accumulation units outstanding:
   Benefit Variable Universal Life                                             14,152           55,843
   Executive Variable Universal Life                                           32,247          121,581
   Flex Variable Life                                                           4,341            6,076
   PrinFlex Life(R)                                                             750,532          573,883
   Survivorship Variable Universal Life                                        65,721           50,361
   Variable Universal Life Accumulator                                        118,854          118,135
   Variable Universal Life Accumulator II                                     143,733          144,033
   Variable Universal Life Income                                              15,876           20,474

Accumulation unit value:
   Benefit Variable Universal Life                                              12.72            16.08
   Executive Variable Universal Life                                            12.72            16.08
   Flex Variable Life                                                           11.32            15.53
   PrinFlex Life(R)                                                               12.72            16.08
   Survivorship Variable Universal Life                                         12.86            16.08
   Variable Universal Life Accumulator                                          12.72            16.08
   Variable Universal Life Accumulator II                                       12.72            16.08
   Variable Universal Life Income                                               12.72            16.08

See accompanying notes.






0508-0671120                                                   22







                      Neuberger         Principal
                      Berman AMT        LifeTime         Principal         Principal        Principal
      Money            Guardian         Strategic         LifeTime         LifeTime          LifeTime
      Market           I Class           Income             2010             2020              2030
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $65,436,734          $172,413            $6,923         $137,113        $541,690         $665,112

             -                 -                 -                -               -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $65,436,734          $172,413            $6,923         $137,113        $541,690         $665,112
===========================================================================================================
===========================================================================================================



  $  5,294,902         $  20,031         $       -    $           -    $          -     $           -
    22,429,205           152,382                 -                -               -                -
       492,665                 -                 -                -               -                -
    25,248,931                 -                 -                -               -                -
     3,421,650                 -                 -                -               -                -
     2,062,397                 -                 -                -               -                -
     4,718,549                 -               385           46,386         276,639          123,298
     1,768,435                 -             6,538           90,727         265,051          541,814
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $65,436,734          $172,413            $6,923         $137,113        $541,690         $665,112
===========================================================================================================
===========================================================================================================

   $65,436,734          $167,148            $6,735         $133,744        $528,718         $637,614
    65,436,733             9,852               626           12,059          46,657           57,189


       393,349             1,626                 -                -               -                -
     1,666,260            12,373                 -                -               -                -
        25,915                 -                 -                -               -                -
     1,875,784                 -                 -                -               -                -
       287,498                 -                 -                -               -                -
       153,219                 -                 -                -               -                -
       350,538                 -                34            4,015          23,421           10,443
       131,368                 -               579            7,852          22,440           45,889


         13.46             12.32                 -                -               -                -
         13.46             12.32                 -                -               -                -
         19.01                 -                 -                -               -                -
         13.46                 -                 -                -               -                -
         11.90                 -                 -                -               -                -
         13.46                 -                 -                -               -                -
         13.46                 -             11.32            11.55           11.81            11.81
         13.46                 -             11.29            11.55           11.81            11.81






                                23 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005


                                                                           Principal        Principal
                                                                           LifeTime          LifeTime
                                                                             2040              2050
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                               $432,859         $374,715

Liabilities                                                                           -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                     $432,859         $374,715
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                        $           -    $           -
   Executive Variable Universal Life                                                  -                -
   Flex Variable Life                                                                 -                -
   PrinFlex Life(R)                                                                     -                -
   Survivorship Variable Universal Life                                               -                -
   Variable Universal Life Accumulator                                                -                -
   Variable Universal Life Accumulator II                                       245,269          277,603
   Variable Universal Life Income                                               187,590           97,112
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                               $432,859         $374,715
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                                 $398,887         $354,978
Shares of mutual fund owned                                                      36,621           31,621

Accumulation units outstanding:
   Benefit Variable Universal Life                                                    -                -
   Executive Variable Universal Life                                                  -                -
   Flex Variable Life                                                                 -                -
   PrinFlex Life(R)                                                                     -                -
   Survivorship Variable Universal Life                                               -                -
   Variable Universal Life Accumulator                                                -                -
   Variable Universal Life Accumulator II                                        20,455           23,097
   Variable Universal Life Income                                                15,644            8,080

Accumulation unit value:
   Benefit Variable Universal Life                                                    -                -
   Executive Variable Universal Life                                                  -                -
   Flex Variable Life                                                                 -                -
   PrinFlex Life(R)                                                                     -                -
   Survivorship Variable Universal Life                                               -                -
   Variable Universal Life Accumulator                                                -                -
   Variable Universal Life Accumulator II                                         11.99            12.02
   Variable Universal Life Income                                                 11.99            12.02

See accompanying notes.





0508-0671120                                                                                            24







    Putnam VT         Putnam VT
     Growth &       International       Putnam VT
      Income            Equity           Voyager        Real Estate       Short-Term
     Class IB          Class IB         Class IB         Securities          Bond            SmallCap
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

        $275,649        $2,132,436       $29,774,678    $40,748,770       $ 2,277,520      $22,303,955

               -                 -                 -              -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        $275,649        $2,132,436       $29,774,678    $40,748,770       $ 2,277,520      $22,303,955
===========================================================================================================
===========================================================================================================



        $128,659       $   758,897     $      90,286   $  2,037,756       $   151,121    $     296,894
         146,990         1,373,539           678,039      6,470,886           468,898          962,608
               -                 -            32,585        137,369            22,810          105,654
               -                 -        25,728,639     22,492,178           827,213       10,203,286
               -                 -         1,921,949      4,130,787            54,429          590,956
               -                 -         1,323,180      2,909,098           246,784        9,299,219
               -                 -                 -      2,211,936           369,389          729,829
               -                 -                 -        358,760           136,876          115,509
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        $275,649        $2,132,436       $29,774,678    $40,748,770        $2,277,520      $22,303,955
===========================================================================================================
===========================================================================================================

        $251,070        $1,732,866       $36,201,869    $30,395,040        $2,264,396      $17,313,613
          10,461           131,146         1,042,896      1,986,776           225,274        2,182,383


          10,687            56,592             7,988         68,661            14,599           22,401
          12,210           102,427            59,987        218,034            45,296           72,634
               -                 -             3,905          5,542             2,248            9,015
               -                 -         2,276,237        757,864            79,910          769,895
               -                 -           204,510        129,317             5,258           42,860
               -                 -           117,062         98,021            23,840          701,678
               -                 -                 -         74,532            35,684           55,070
               -                 -                 -         12,089            13,222            8,716


           12.04             13.41             11.30            29.68             10.35            13.25
           12.04             13.41             11.30            29.68             10.35            13.25
               -                 -              8.34            24.79             10.15            11.72
               -                 -             11.30            29.68             10.35            13.25
               -                 -              9.40            31.94             10.35            13.79
               -                 -             11.30            29.68             10.35            13.25
               -                 -                 -            29.68             10.35            13.25
               -                 -                 -            29.68             10.35            13.25







                                25 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                           SmallCap          SmallCap
                                                                            Growth            Value
                                                                           Division          Division
                                                                      -------------------------------------
                                                                      -------------------------------------
Assets
Investments in shares of mutual funds, at market                         $19,371,981       $36,123,883

Liabilities                                                                        -                 -
                                                                      -------------------------------------
                                                                      -------------------------------------
Net assets                                                               $19,371,981       $36,123,883
                                                                      =====================================
                                                                      =====================================

Net assets
Accumulation units:
   Benefit Variable Universal Life                                     $     121,019      $  1,489,103
   Executive Variable Universal Life                                         547,158         6,590,618
   Flex Variable Life                                                         20,650           171,897
   PrinFlex Life(R)                                                         15,892,070        22,221,250
   Survivorship Variable Universal Life                                      964,333         1,367,378
   Variable Universal Life Accumulator                                       948,958         2,318,742
   Variable Universal Life Accumulator II                                    794,952         1,742,772
   Variable Universal Life Income                                             82,841           222,123
                                                                      -------------------------------------
                                                                      -------------------------------------
Total net assets                                                         $19,371,981       $36,123,883
                                                                      =====================================
                                                                      =====================================

Investments in shares of mutual funds, at cost                           $20,208,529       $29,533,094
Shares of mutual fund owned                                                1,952,821         2,051,328

Accumulation units outstanding:
   Benefit Variable Universal Life                                            11,001            61,001
   Executive Variable Universal Life                                          49,730           269,987
   Flex Variable Life                                                          2,989            10,055
   PrinFlex Life(R)                                                          1,444,407           910,300
   Survivorship Variable Universal Life                                      110,716            52,261
   Variable Universal Life Accumulator                                        86,251            94,988
   Variable Universal Life Accumulator II                                     72,256            71,393
   Variable Universal Life Income                                              7,529             9,099

Accumulation unit value:
   Benefit Variable Universal Life                                             11.00             24.41
   Executive Variable Universal Life                                           11.00             24.41
   Flex Variable Life                                                           6.91             17.10
   PrinFlex Life(R)                                                              11.00             24.41
   Survivorship Variable Universal Life                                         8.71             26.16
   Variable Universal Life Accumulator                                         11.00             24.41
   Variable Universal Life Accumulator II                                      11.00             24.41
   Variable Universal Life Income                                              11.00             24.41

See accompanying notes.





0508-0671120                                    26






                                                                                           Wells Fargo
                                        Vanguard        Wells Fargo       Wells Fargo      Advantage VT
     Vanguard          Vanguard            VIF          Advantage VT     Advantage VT         Large
       VIF            VIF Equity         Mid-Cap           Asset            Equity           Company
     Balanced           Index             Index          Allocation         Income            Growth
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $6,888,094      $10,056,611         $5,046,271         $885,054          $325,319         $863,258

             -                -                  -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $6,888,094      $10,056,611         $5,046,271         $885,054          $325,319         $863,258
===========================================================================================================
===========================================================================================================



    $1,915,667     $  2,042,892         $1,444,386       $    6,804     $           -       $    6,484
     4,972,427        8,013,719          3,601,885           89,257            21,869          609,973
             -                -                  -            4,224                 -                -
             -                -                  -          326,855            60,335           76,243
             -                -                  -           58,042            58,087           11,244
             -                -                  -          156,711            31,972           24,464
             -                -                  -          180,040            89,938          109,476
             -                -                  -           63,121            63,118           25,374
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $6,888,094      $10,056,611         $5,046,271         $885,054          $325,319         $863,258
===========================================================================================================
===========================================================================================================

    $6,514,507     $  9,453,220         $4,374,740         $839,458          $296,593         $797,772
       361,770          360,840            275,001           67,820            19,182           92,130


       146,865          170,298             99,178              544                 -              608
       381,212          668,041            247,321            7,136             1,869           57,187
             -                -                  -              347                 -                -
             -                -                  -           26,131             5,155            7,148
             -                -                  -            4,640             4,964            1,054
             -                -                  -           12,531             2,732            2,294
             -                -                  -           14,394             7,685           10,264
             -                -                  -            5,046             5,394            2,379


         13.04             12.00             14.56            12.51                 -            10.66
         13.04             12.00             14.56            12.51             11.70            10.67
             -                -                  -            12.17                 -                -
             -                -                  -            12.51             11.70            10.67
             -                -                  -            12.51             11.70            10.67
             -                -                  -            12.51             11.70            10.66
             -                -                  -            12.51             11.70            10.67
             -                -                  -            12.51             11.70            10.67






                                27 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

              For The Year Ended December 31, 2005, Except as Noted

                                                                             AIM V.I.
                                                                            Aggressive       AIM V.I.
                                                                              Growth        Core Equity
                                                                             Series I        Series I
                                                                             Division        Division
                                                                         ----------------------------------
Investment income (loss)
Income:
   Dividends                                                                $         -         $27,331

Expenses:
   Mortality and expense risks                                                        -             136
                                                                         ----------------------------------
Net investment income (loss)                                                          -          27,195

Realized gains (losses) on investments

Realized gains (losses) on sale of fund shares                                   15,246          24,468
Capital gains distributions                                                           -               -
                                                                         ----------------------------------
                                                                         ----------------------------------
Total realized gains (losses) on investments                                     15,246          24,468

Change in net unrealized appreciation or depreciation of
   investments                                                                   41,880          43,858
                                                                         -----------------
                                                                                         ------------------
Net increase (decrease) in net assets resulting from operations                 $57,126         $95,521
                                                                         ==================================

(1) Represented the operations of AIM V.I. Health Sciences Series I Division until November 21, 2005 name change.

See accompanying notes.





0508-0671120                             28







                                                          AIM V.I.
     AIM V.I.          AIM V.I.         AIM V.I.           Global          AIM V.I.          AIM V.I.
   Core Equity        Core Stock        Dynamics        Health Care         Growth            Growth
    Series II          Series I         Series I          Series I         Series I         Series II
     Division          Division         Division        Division (1)       Division          Division
-----------------------------------------------------------------------------------------------------------



        $2,867           $   594       $         -     $          -     $           -      $         -


             -                 -                 8              102                10                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         2,867               594                (8)            (102)              (10)               -


         1,770               124            39,113           83,386            47,198              894
             -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         1,770               124            39,113           83,386            47,198              894


         5,413             7,072            28,290          321,069            75,819           16,122
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $10,050            $7,790           $67,395         $404,353          $123,007          $17,016
===========================================================================================================






                                29 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted


                                                                             AIM V.I.         AIM V.I.
                                                                           International      Premier
                                                                              Growth           Equity
                                                                             Series I         Series I
                                                                             Division         Division
                                                                         ----------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $  12,227       $  35,532

Expenses:
   Mortality and expense risks                                                        -             212
                                                                         ----------------------------------
                                                                         ----------------------------------
Net investment income (loss)                                                     12,227          35,320

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                   29,200          30,210
Capital gains distributions                                                           -               -
                                                                         ----------------------------------
                                                                         ----------------------------------
Total realized gains (losses) on investments                                     29,200          30,210

Change in net unrealized appreciation or depreciation of
   investments                                                                  188,348         162,675
                                                                         ----------------------------------
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations                $229,775        $228,205
                                                                         ==================================

See accompanying notes.






0508-0671120                                30







                       AIM V.I.
     AIM V.I.           Small                             American
     Premier           Company          AIM V.I.         Century VP        American
      Equity            Growth         Technology         Income &        Century VP
    Series II          Series I         Series I           Growth            Ultra
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------



     $  8,422     $           -       $         -        $  64,446       $         -


            -                20               166               85                65
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
        8,422               (20)             (166)          64,361               (65)


        1,827            64,900            46,147           48,959            27,629
            -                 -                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
        1,827            64,900            46,147           48,959            27,629


       58,453            91,198             2,240           60,046            41,965
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
      $68,702           156,078            48,221          173,366           $69,529
=========================================================================================






                                31 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted

                                                                             American
                                                                           Century VP II      American
                                                                             Income &      Century VP II
                                                                              Growth       International
                                                                             Division         Division
                                                                         ----------------------------------

Investment income (loss)
Income:
   Dividends                                                                     $11,422         $  4,310

Expenses:
   Mortality and expense risks                                                         -                -
                                                                         ----------------------------------
                                                                         ----------------------------------
Net investment income (loss)                                                      11,422            4,310

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                     1,092           19,406
Capital gains distributions                                                            -                -
                                                                         ----------------------------------
                                                                         ----------------------------------
Total realized gains (losses) on investments                                       1,092           19,406

Change in net unrealized appreciation or depreciation of
   investments                                                                    32,841           37,490
                                                                         ----------------------------------
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations                  $45,355           61,206
                                                                         ==================================

See accompanying notes.






0508-0671120              32








     American          American
  Century VP II     Century VP II         Asset
      Ultra             Value          Allocation         Balanced           Bond
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------



     $         -      $  27,285           $248,078       $   427,114       $1,621,308


               -             69                682            21,325           21,142
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
               -         27,216            247,396           405,789        1,600,166


          14,670         31,404            121,594            40,955           16,850
               -        382,562                  -                 -                -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
          14,670        413,966            121,594            40,955           16,850


          34,094       (111,579)           523,714           719,177         (714,619)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         $48,764       $329,603           $892,704        $1,165,921      $   902,397
=========================================================================================






                                33 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

             For The Years Ended December 31, 2005, Except as Noted





                                                                             Capital        Diversified
                                                                              Value        International
                                                                            Division       Division (1)
                                                                        -----------------------------------
                                                                        -----------------------------------

Investment income (loss)
Income:
   Dividends                                                               $      5,965    $     481,348

Expenses:
   Mortality and expense risks                                                   47,797              537
                                                                        -----------------------------------
                                                                        -----------------------------------
Net investment income (loss)                                                    (41,832)         480,811

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                  319,943          581,031
Capital gains distributions                                                           -                -
                                                                        -----------------------------------
                                                                        -----------------------------------
Total realized gains (losses) on investments                                    319,943          581,031

Change in net unrealized appreciation or depreciation of investments
                                                                              3,239,340       10,244,161
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations              $3,517,451      $11,306,003
                                                                        ===================================

(1) Represented the operations of International Division until May 1, 2005 name change.

 See accompanying notes.






0508-0671120








                       Dreyfus                             Dreyfus                            Dreyfus
   Dreyfus IP        IP Founders           Dreyfus IP      Socially            Dreyfus    VIF Developing
     Core Value        Discovery     Founders Growth   Responsible Growth   Appreciation     Leaders
  Service Shares    Initial Shares   Initial Shares    Service Shares   Service Shares    Service Shares
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------


     $  3,713        $          -           $   129      $        -       $         -    $         -


            -                  77                 -               -                 -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        3,713                 (77)              129               -                 -              -



       64,984              12,367                 8             274             3,175        107,095
            -                   -                 -               -                 -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       64,984              12,367                 8             274             3,175        107,095


       (3,107)            (19,880)            2,146           2,926            17,784          35,674
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $65,590            $ (7,590)           $2,283          $3,200           $20,959        $142,769
===========================================================================================================







                                35 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted


                                                                            Dreyfus VIF
                                                                           Quality Bond        Equity
                                                                          Service Shares       Growth
                                                                             Division         Division
                                                                         ----------------------------------

Investment income (loss)
Income:
   Dividends                                                                    $27,298   $              -

Expenses:
   Mortality and expense risks                                                        -               457
                                                                         ----------------------------------
Net investment income (loss)                                                     27,298              (457)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                     (498)         (346,676)
Capital gains distributions                                                           -                 -
                                                                         ----------------------------------
                                                                         ----------------------------------
Total realized gains (losses) on investments                                       (498)         (346,676)

Change in net unrealized appreciation or depreciation of
   investments                                                                    (9,649)       5,900,691
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations                  $17,151       $5,553,558
                                                                         ==================================

See accompanying notes.






0508-0671120                        36







                                      Fidelity VIP      Fidelity VIP                       Fidelity VIP
                     Fidelity VIP     Equity-Income        Growth        Fidelity VIP      High Income
      Equity        Equity-Income        Service          Service         High Income        Service
      Income        Initial Class        Class 2          Class 2        Initial Class       Class 2
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------



     $    4,636       $   561,384         $  84,995        $  12,492          $941,787       $280,478


             37             1,087                 -               66                49              -
-----------------------------------------------------------------------------------------------------------
          4,599           560,297            84,995           12,426           941,738        280,478


         21,684           261,851           101,156           71,710           (45,241)        (3,016)
              -         1,233,659           210,128                -                 -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         21,684         1,495,510           311,284           71,710           (45,241)        (3,016)


        366,258            70,059            75,909          232,771          (725,356)      (218,100)
-----------------------------------------------------------------------------------------------------------
       $392,541        $2,125,866          $472,188         $316,907          $171,141      $  59,362
===========================================================================================================







                                37 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted

                                                                          Fidelity VIP II
                                                                           Asset Manager  Fidelity VIP II
                                                                              Service        Contrafund
                                                                              Class 2      Initial Class
                                                                             Division         Division
                                                                         ----------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $23,332      $     208,131

Expenses:
   Mortality and expense risks                                                      -              1,325
                                                                         ----------------------------------
                                                                         ----------------------------------
Net investment income (loss)                                                   23,332            206,806

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 (4,565)         1,005,863
Capital gains distributions                                                       320             13,008
                                                                         ----------------------------------
                                                                         ----------------------------------
Total realized gains (losses) on investments                                   (4,245)         1,018,871

Change in net unrealized appreciation or depreciation of
   investments                                                                  9,199         10,675,396
                                                                         ----------------------------------
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations               $28,286        $11,901,073
                                                                         ==================================

See accompanying notes.






0508-0671120                   38






                                                          Franklin                           Franklin
 Fidelity VIP II   Fidelity VIP III     Franklin      Mutual Discovery     Franklin      Rising Dividends
    Contrafund         Mid Cap           Income          Securities         Mutual          Securities
     Service           Service         Securities         Class 2           Shares           Class 2
     Class 2           Class 2           Class 2          Division          Class 2          Division
     Division          Division         Division                           Division
-----------------------------------------------------------------------------------------------------------



 $       6,630    $             -           $113,514       $  22,762          $  15,610         $26,378


             -                  -                  -               -                  -               -
-----------------------------------------------------------------------------------------------------------
         6,630                  -            113,514          22,732             15,610          26,378


       101,043            115,841             15,041          64,799             46,590          62,130
           947             88,361              9,852               -              5,848          17,991
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       101,990            204,202             24,893          64,799             52,438          80,121


     1,259,370          1,274,447            (96,004)        231,832            108,640          (8,667)
------------------------------------------------------------------------
                                                                       ------------------------------------
    $1,367,990         $1,478,649          $  42,403        $319,393           $176,688         $97,832
===========================================================================================================






                                39 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted


                                                                                              Franklin
                                                                             Franklin        Templeton
                                                                          Small Cap Value    Developing
                                                                            Securities        Markets
                                                                              Class 2        Securities
                                                                             Division         Class 2
                                                                                            Division (1)
                                                                         ----------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $  16,173             $-

Expenses:
   Mortality and expense risks                                                        -              -
                                                                         ----------------------------------
                                                                         ----------------------------------
Net investment income (loss)                                                     16,173              -

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                   49,800              -
Capital gains distributions                                                      13,083              -
                                                                         ----------------------------------
                                                                         ----------------------------------
Total realized gains (losses) on investments                                     62,883              -

Change in net unrealized appreciation or depreciation of
   investments                                                                  114,062             51
                                                                         ----------------------------------
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations                $193,118            $51
                                                                         ==================================

(1) Commenced operations November 21, 2005.
(2)      Represented the operations of Government Securities Division until November 21, 2005 name change.

See accompanying notes.






0508-0671120









  Goldman Sachs
     VIT CORE         Government                                                              Janus
    Small Cap           & High                         International                          Aspen
             Equity Service Quality Emerging International Balanced
               Class I Bond Growth Markets SmallCap Service Shares
   Division (1)      Division (2)       Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------



    $         -        $1,205,547        $   139,160   $     82,535        $   160,053           $1,642


              -             1,628                 51            484                692                -
-----------------------------------------------------------------------------------------------------------
              -         1,203,919            139,109         82,051            159,361            1,642


              -           (82,626)          (270,359)       101,809            975,755            1,302
              -                 -                  -      1,302,331            286,551                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
              -           (82,626)          (270,359)     1,404,140          1,262,306            1,302


         (1,221)         (537,498)         2,570,474        300,247          7,404,295            3,326
-----------------------------------------------------------------------------------------------------------
        $(1,221)      $   583,795         $2,439,224     $1,786,438         $8,825,962           $6,270
===========================================================================================================






                                41 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted

                                                                               Janus           Janus
                                                                               Aspen           Aspen
                                                                            Core Equity    Flexible Bond
                                                                           Service Shares  Service Shares
                                                                              Division      Division (1)
                                                                          ---------------------------------

Investment income (loss)
Income:
   Dividends                                                                 $       107       $143,164

Expenses:
   Mortality and expense risks                                                         -              -
                                                                          ---------------------------------
                                                                          ---------------------------------
Net investment income (loss)                                                         107        143,164

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                    30,009        (24,148)
Capital gains distributions                                                            -         76,253
                                                                          ---------------------------------
                                                                          ---------------------------------
Total realized gains (losses) on investments                                      30,009         52,105

Change in net unrealized appreciation or depreciation of
   investments                                                                    88,016       (151,250)
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                 $118,132      $  44,019
                                                                          =================================

(1)      Represented the operations of Janus Aspen Flexible Income Service Shares Division until May 20, 2005 name change.
(2)      Commenced operations May 19, 2005.

See accompanying notes.






0508-0671120                                 42






      Janus             Janus             Janus                            JP Morgan
      Aspen             Aspen             Aspen
  International        Mid Cap          Worldwide
      Growth            Growth           Growth          JP Morgan           Small           LargeCap
  Service Shares    Service Shares   Service Shares         Bond            Company           Blend
   Division (2)        Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------



     $   136      $           -        $  6,095             $18,104     $          -       $       619


           -                68                -                   -                -               191
-----------------------------------------------------------------------------------------------------------
         136               (68)           6,095              18,104                -               428


           6           100,403            2,809              (4,158)           4,286            44,897
           -                 -                -               9,144          152,870            19,365
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
           6           100,403            2,809               4,986          157,156            64,262


       1,193           295,151           20,661              (9,047)         (97,353)          237,948
-----------------------------------------------------------------------------------------------------------
      $1,335          $395,486          $29,565             $14,043        $  59,803          $302,638
===========================================================================================================






                                43 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted


                                                                              LargeCap        LargeCap
                                                                               Growth          Stock
                                                                               Equity          Index
                                                                              Division        Division
                                                                          ---------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $  21,379    $       8,350

Expenses:
   Mortality and expense risks                                                      207            1,212
                                                                          ---------------------------------
                                                                          ---------------------------------
Net investment income (loss)                                                     21,172            7,138

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                   21,864          170,244
Capital gains distributions                                                           -                -
                                                                          ---------------------------------
                                                                          ---------------------------------
Total realized gains (losses) on investments                                     21,864          170,244

Change in net unrealized appreciation or depreciation of
   investments                                                                  462,907        1,433,743
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                $505,943       $1,611,125
                                                                          =================================

See accompanying notes.






0508-0671120                                              44







                       MFS VIT           MFS VIT
                       Emerging          MidCap           MFS VIT           MFS VIT
     LargeCap           Growth           Growth        New Discovery         Value
      Value         Service Class     Service Class    Service Class     Service Class        MidCap
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------



   $       882        $         -        $         -      $         -        $  3,916    $       2,572


           521                  -                  -                -               -          113,500
-----------------------------------------------------------------------------------------------------------
           361                  -                  -                -           3,916         (110,928)


        68,522              3,967             11,599            5,979          12,561          903,058
        36,059                  -                  -                -          13,888        1,217,430
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       104,581              3,967             11,599            5,979          26,449        2,120,488


       336,970             13,940              8,699           61,643           4,794        4,719,312
-----------------------------------------------------------------------------------------------------------
      $441,912            $17,907            $20,298          $67,622         $35,159       $6,728,872
===========================================================================================================






                                45 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted



                                                                               MidCap          MidCap
                                                                               Growth          Value
                                                                              Division        Division
                                                                           --------------------------------
Investment income (loss)
Income:
   Dividends                                                               $              $             -
                                                                                        -

Expenses:

   Mortality and expense risks                                                        237            651
                                                                           --------------------------------
                                                                           --------------------------------
Net investment income (loss)                                                         (237)          (651)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                    227,470        195,440
Capital gains distributions                                                             -        300,073
                                                                           --------------------------------
                                                                           --------------------------------
Total realized gains (losses) on investments                                      227,470        495,513

Change in net unrealized appreciation or depreciation of
   investments                                                                  1,430,996      1,063,946
                                                                           --------------------------------
                                                                           --------------------------------
Net increase (decrease) in net assets resulting from operations                $1,658,229     $1,558,808
                                                                           ================================

(1) Commenced operations January 3, 2005.

See accompanying notes.






0508-0671120                                                    46






                                                                                            Principal
                      Neuberger         Principal
                      Berman AMT        LifeTime         Principal         Principal
      Money            Guardian         Strategic         LifeTime         LifeTime          LifeTime
      Market           I Class           Income             2010             2020              2030
     Division          Division       Division (1)      Division (1)       Division          Division
-----------------------------------------------------------------------------------------------------------



                       $1,495,781 $ 63 $ 4 $ 9 $ 11 $ 273


           2,965                -                 -                -                 -              -
-----------------------------------------------------------------------------------------------------------
       1,492,816               63                 4                9                11            273


               -            1,160                (3)              65               124            854
               -                -                16               42                43          1,027
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
               -            1,160                13              107               167          1,881


               -            4,608               188            3,369            12,788         24,887
-----------------------------------------------------------------------------------------------------------
      $1,492,816           $5,831              $205           $3,485           $12,966        $27,041
===========================================================================================================





                                47 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted



                                                                             Principal       Principal
                                                                             LifeTime         LifeTime
                                                                               2040             2050
                                                                             Division         Division
                                                                         ----------------------------------

Investment income (loss)
Income:
   Dividends                                                                  $    245         $    121

Expenses:
   Mortality and expense risks                                                       -                -
                                                                         ----------------------------------
                                                                         ----------------------------------
Net investment income (loss)                                                       245              121

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                   5,257              742
Capital gains distributions                                                        826              384
                                                                         ----------------------------------
                                                                         ----------------------------------
Total realized gains (losses) on investments                                     6,083            1,126

Change in net unrealized appreciation or depreciation of
   investments                                                                  24,923           13,563
                                                                         ==================================
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations                $31,251          $14,810
                                                                         ==================================

(1)      Represented the operations of Limited Term Bond Division until November 21, 2005 name change.

See accompanying notes.






0508-0671120                                           48








    Putnam VT         Putnam VT
     Growth &       International       Putnam VT
      Income            Equity           Voyager        Real Estate       Short-Term
     Class IB          Class IB         Class IB         Securities          Bond            SmallCap
     Division          Division         Division          Division       Division (1)        Division
-----------------------------------------------------------------------------------------------------------



     $  3,051         $  24,092         $   191,066  $       7,399           $33,107     $       3,885


            -                 -                 238            927                85               720
-----------------------------------------------------------------------------------------------------------
        3,051            24,092             190,828          6,472            33,022             3,165


        3,748            76,258            (676,681)     1,209,239            (2,224)          320,711
            -                 -                   -        275,984                 -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        3,748            76,258            (676,681)     1,485,223            (2,224)          320,711


        7,621           144,599           2,097,374      3,869,093             6,520         1,111,995
-----------------------------------------------------------------------------------------------------------
      $14,420          $244,949          $1,611,521     $5,360,788           $37,318        $1,435,871
===========================================================================================================






                                49 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

              For The Year Ended December 31, 2005, Except as Noted




                                                                            SmallCap         SmallCap
                                                                             Growth            Value
                                                                            Division         Division
                                                                        -----------------------------------
                                                                        -----------------------------------
Investment income (loss)
Income:
   Dividends                                                            $              -  $     14,422

Expenses:

   Mortality and expense risks                                                      134           1,207
                                                                        -----------------------------------
                                                                        -----------------------------------
Net investment income (loss)                                                       (134)         13,215

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 (193,579)        772,231
Capital gains distributions                                                           -         416,305
                                                                        -----------------------------------
                                                                        -----------------------------------
Total realized gains (losses) on investments                                   (193,579)      1,188,536

Change in net unrealized appreciation or depreciation of investments
                                                                              1,394,370         921,162
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations              $1,200,657      $2,122,913
                                                                        ===================================

(1) Represented the operations of Wells Fargo VT Asset Allocation Division until
April 11, 2005 name change. (2) Represented the operations of Wells Fargo VT
Equity Income Division until April 11, 2005 name change. (3) Represented the operations of Wells Fargo VT Large Company Growth Division until April 11, 2005 name change.

See accompanying notes.





0508-0671120                                   50







                                        Vanguard        Wells Fargo       Wells Fargo      Wells Fargo
                                                                                           Advantage VT
     Vanguard          Vanguard            VIF          Advantage VT     Advantage VT         Large
       VIF            VIF Equity         Mid-Cap           Asset            Equity           Company
     Balanced           Index             Index          Allocation         Income            Growth
     Division          Division         Division        Division (1)     Division (2)      Division (3)
-----------------------------------------------------------------------------------------------------------



    $  94,785          $128,827          $ 25,287          $16,059          $  4,098         $  1,004


            -                 -                 -               28                 -                -
-----------------------------------------------------------------------------------------------------------
       94,785           128,827            25,287           16,031             4,098            1,004


       45,230            57,194            61,941           33,249             4,807            2,675
       59,966           301,456                 -           16,032                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      105,196           358,650            61,941           49,281             4,807            2,675


      142,321           (51,226)          398,574          (27,269)            7,214           50,435
-----------------------------------------------------------------------------------------------------------
     $342,302          $436,251          $485,802          $38,043           $16,119          $54,114
===========================================================================================================






                                51 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                    AIM V.I.
                                                                                   Aggressive
                                                                                     Growth
                                                                                    Series 1
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                        $           -    $           -

   Total realized gains (losses) on investments                              15,246           18,826
   Change in net unrealized appreciation or depreciation of investments      41,880           24,078
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              57,126           42,904

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          870,290          413,971
   Contract terminations and surrenders                                      (9,430)          (3,717)
   Death benefit payments                                                         -                -
   Policy loan transfers                                                          -                -
   Transfers to other contracts                                            (511,325)        (151,047)
   Cost of insurance and administration charges                             (12,718)          (5,969)
   Mortality and expenses charges                                            (2,253)            (532)
   Surrender charges                                                           (412)               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions          334,152          252,706
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                   391,278          295,610

Net assets at beginning of period                                           473,413          177,803
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                $864,691         $473,413
                                                                       ====================================

   (1) Commenced operations March 18, 2004.

See accompanying notes.






0508-0671120                                                 52








             AIM V.I.                            AIM V.I.                            AIM V.I.
            Core Equity                         Core Equity                         Core Stock
             Series I                            Series II                           Series I
             Division                             Division                         Division (1)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004               2005             2004              2005             2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



 $     27,195      $     12,350        $    2,867       $       775       $       594        $     478
       24,468            48,775             1,770               598               124             (273)
       43,858            45,984             5,413             5,246             7,072            2,106
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       95,521           107,109            10,050             6,619             7,790            2,311



    1,283,261         1,910,786           178,839            81,404            85,510           72,142
      (32,856)          (27,826)           (3,855)              (65)                -                -
       (9,963)                -                 -                 -                 -                -
      (15,303)         (221,856)             (972)                -                 -                -
     (658,668)       (1,531,352)          (23,976)          (11,384)           (6,563)         (17,614)
     (119,764)         (105,276)          (24,535)          (10,514)           (3,696)            (598)
      (13,378)          (10,260)           (1,169)             (358)             (311)            (108)
       (9,150)          (16,957)           (4,566)             (106)                -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      424,179            (3,241)          119,766            58,977            74,940           53,822
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      519,700           103,868           129,816            65,596            82,730           56,133

    1,322,088         1,218,220           107,086            41,490            56,133                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $1,841,788        $1,322,088          $236,902          $107,086          $138,863          $56,133
===========================================================================================================






                                53 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                     AIM V.I.
                                                                                     Dynamics
                                                                                     Series I
                                                                                     Division
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2005             2004
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         $          (8)   $          (1)
   Total realized gains (losses) on investments                                39,113           42,251
   Change in net unrealized appreciation or depreciation of investments        28,290           30,014
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations                67,395           72,264

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            518,142          805,116
   Contract terminations and surrenders                                       (49,245)          (8,295)
   Death benefit payments                                                      (1,079)             (28)
   Policy loan transfers                                                       (5,801)         (39,837)
   Transfers to other contracts                                              (322,093)        (785,587)
   Cost of insurance and administration charges                               (31,217)         (29,894)
   Mortality and expenses charges                                              (4,773)          (4,144)
   Surrender charges                                                          (10,358)          (2,917)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions             93,576          (65,586)
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                     160,971            6,678

Net assets at beginning of period                                             561,209          554,531
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                  $722,180         $561,209
                                                                        ===================================

(1)      Represented operations of AIM V.I. Health Sciences Series I Division until November 21, 2005 name change.

See accompanying notes






0508-0671120                                                                                            54







             AIM V.I.
              Global                             AIM V.I.                            AIM V.I.
            Health Care                           Growth                              Growth
             Series I                            Series I                           Series II
           Division (1)                          Division                            Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2005             2004              2005             2004               2005             2004
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------



$         (102)             (114)   $           (10) $           (11)    $           -    $           -
        83,386            71,188            47,198          32,557                 894              167
       321,069           193,429            75,819          96,347              16,122            7,088
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       404,353           264,503           123,007         128,893              17,016            7,255



     4,123,249         4,484,064           794,252       1,352,866             194,611          104,468
      (140,012)          (54,450)          (48,622)        (63,415)             (2,535)            (216)
        (1,080)                -            (1,646)              -                  -                 -
       (31,895)          (40,416)          (21,900)        (14,675)             (3,743)          (1,860)
    (2,525,335)       (3,195,655)         (644,226)       (952,915)             (2,323)            (645)
      (295,820)         (288,858)         (116,905)       (122,469)            (36,265)         (17,475)
       (37,969)          (29,483)          (15,846)        (15,441)             (1,262)            (315)
       (45,438)          (24,010)          (15,541)        (22,604)             (3,053)            (349)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     1,045,700           851,192           (70,434)        161,347             145,430           83,608
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     1,450,053         1,115,695            52,573         290,240             162,446           90,863

     4,028,286         2,912,591         1,770,928       1,480,688             112,696           21,833
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $5,478,339        $4,028,286        $1,823,501      $1,770,928            $275,142         $112,696
======================================================================= ===================================






55                                                                                            0508-0671120

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                    AIM V.I.
                                                                                  International
                                                                                     Growth
                                                                                    Series I
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005             2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         $      12,227        $    2,828
   Total realized gains (losses) on investments                                29,200             1,253
   Change in net unrealized appreciation or depreciation of investments       188,348            59,757
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations               229,775            63,838

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          2,779,984           583,406
   Contract terminations and surrenders                                      (111,950)                -
   Death benefit payments                                                           -                 -
   Policy loan transfers                                                            -                 -
   Transfers to other contracts                                            (1,459,624)          (18,950)
   Cost of insurance and administration charges                               (15,621)           (1,594)
   Mortality and expenses charges                                              (3,046)             (489)
   Surrender charges                                                            7,963                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions          1,197,706           562,373
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                   1,427,481           626,211

Net assets at beginning of period                                             642,119            15,908
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                $2,069,600          $642,119
                                                                       ====================================

See accompanying notes.





0508-0671120                                                                                            56







                                                                              AIM V.I.
            AIM V.I.                          AIM V.I.                          Small
             Premier                          Premier                          Company
             Equity                            Equity                          Growth
            Series I                         Series II                        Series I
            Division                          Division                        Division
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
      2005            2004             2005             2004             2005           2004
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------



                                                                                   $
   $     35,320   $     15,990      $       8,422      $    1,976   $         (20)           (24)
         30,210         64,049              1,827             139          64,900         46,462
        162,675        131,678             58,453          35,541          91,198        181,406
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
        228,205        211,717             68,702          37,656         156,078        227,844



      2,729,846      3,949,539            896,731         609,596       2,043,633      2,311,151
        (86,316)       (58,267)           (14,312)         (2,798)        (50,564)       (47,428)
              -         (2,302)                 -          (1,861)        (39,904)        (2,249)
        (22,362)      (212,400)            (4,343)            (20)        (26,340)         1,584
     (1,823,121)    (3,234,785)           (35,581)        (25,430)     (1,361,830)    (1,557,253)
       (230,594)      (232,948)          (147,836)        (83,197)        (98,935)       (92,934)
        (34,020)       (28,533)            (7,091)         (2,484)        (15,186)       (11,347)
        (22,593)       (22,702)           (17,144)         (4,536)        (11,025)       (17,255)
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
        510,839        157,602            670,424         489,270         439,849        584,269
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
        739,044        369,319            739,126         526,926         595,927        812,113

      3,592,997      3,223,678            679,420         152,494       1,982,103      1,169,990
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
     $4,332,041     $3,592,997         $1,418,546        $679,420      $2,578,030     $1,982,103
 =================================================================================================







57                                                                                            0508-0671120

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                    AIM V.I.
                                                                                   Technology
                                                                                    Series I
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                        $          (166) $          (304)
   Total realized gains (losses) on investments                                 46,147           39,720
   Change in net unrealized appreciation or depreciation of investments          2,240           44,207
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                 48,221           83,623

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           1,993,502        2,721,477
   Contract terminations and surrenders                                       (119,180)         (54,931)
   Death benefit payments                                                       (2,216)             (28)
   Policy loan transfers                                                        36,806          (38,026)
   Transfers to other contracts                                             (1,513,496)      (1,950,446)
   Cost of insurance and administration charges                               (131,567)        (143,652)
   Mortality and expenses charges                                              (19,282)         (17,054)
   Surrender charges                                                           (29,757)         (18,487)
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions             214,810          498,853
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                      263,031          582,476

Net assets at beginning of period                                            2,233,025        1,650,549
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                 $2,496,056       $2,233,025
                                                                       ====================================

See accompanying notes.






0508-0671120                                                                                            58








             American                                                                American
            Century VP                           American                         Century VP II
                          Income & Century VP Income &
                               Growth Ultra Growth
             Division                            Division                            Division
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       2005             2004              2005             2004               2005             2004
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------



   $     64,361    $       35,153   $            (65)$            (71)   $       11,422       $    1,025
         48,959            55,329           27,629           31,467               1,092            1,341
         60,046           247,961           41,965          143,868              32,841           29,148
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
        173,366           338,443           69,529          175,264              45,355           31,514



      3,142,327         2,583,964        1,877,660        2,474,753             805,023          477,418
        (67,042)         (111,697)         (37,238)         (45,352)             (3,136)            (238)
         (1,079)             (258)          (2,430)               -                   -                -
        (19,772)              176          (14,194)        (186,665)             (1,322)          (3,529)
     (2,032,114)       (1,839,003)      (1,180,806)      (1,232,108)           (123,937)         (31,161)
       (212,688)         (200,079)        (155,985)        (132,342)            (45,009)         (24,886)
        (30,314)          (21,779)         (21,083)         (14,201)             (3,318)            (871)
        (17,620)          (56,167)         (12,204)         (29,241)             (3,715)            (386)
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
        761,698           355,157          453,720          834,844             624,586          416,347
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
        935,064           693,600          523,249        1,010,108             669,941          447,861

      3,041,773         2,348,173        2,245,534        1,235,426             521,054           73,193
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
     $3,976,837        $3,041,773       $2,768,783       $2,245,534          $1,190,995         $521,054
======================================================================= ===================================









                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                         American
                                                                                      Century VP II
                                                                                      International
                                                                                         Division
                                                                            -----------------------------------
                                                                            -----------------------------------
                                                                                  2005             2004
                                                                            -----------------------------------
                                                                            -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                  $    4,310      $       496
   Total realized gains (losses) on investments                                      19,406            7,085
   Change in net unrealized appreciation or depreciation of investments              37,490           35,248
                                                                            -----------------------------------
                                                                            -----------------------------------
Net increase (decrease) in net assets resulting from operations                      61,206           42,829

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                                  396,193          539,113
   Contract terminations and surrenders                                                   -                -
   Death benefit payments                                                                 -                -
   Policy loan transfers                                                                  -                -
   Transfers to other contracts                                                    (342,098)        (286,061)
   Cost of insurance and administration charges                                      (5,945)          (2,237)
   Mortality and expenses charges                                                    (1,402)            (731)
   Surrender charges                                                                      -                -
                                                                            -----------------------------------
                                                                            -----------------------------------
Increase (decrease) in net assets from policy related transactions                   46,748          250,084
                                                                            -----------------------------------
                                                                            -----------------------------------
Total increase (decrease)                                                           107,954          292,913

Net assets at beginning of period                                                   404,874          111,961
                                                                            -----------------------------------
                                                                            -----------------------------------
Net assets at end of period                                                        $512,828         $404,874
                                                                            ===================================

See accompanying notes.






0508-0671120                                                                                            60









              American                            American
            Century VP II                       Century VP II
                Ultra                               Value
              Division                            Division
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
        2005             2004               2005             2004
 ------------------------------------------------------------------------
 -------------------------------------------------------


 $              -   $         (1)        $     27,216    $       14,578

           14,670         24,549              413,966            70,633
           34,094         37,509             (111,579)          237,710
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
           48,764         62,057              329,603           322,921



        1,339,385        699,036            7,999,015         3,249,846
         (166,283)      (134,447)            (207,812)         (111,359)
                -              -               (2,515)                -
          (11,170)        (5,377)             (16,214)           (7,291)
         (453,675)      (122,012)          (3,838,264)       (1,457,125)
          (71,324)       (43,682)            (262,943)         (146,438)
           (4,977)        (2,123)             (40,484)          (16,730)
            6,348             40              (16,926)           (4,560)
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
          638,304        391,435            3,613,858         1,506,343
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
          687,068        453,492            3,943,461         1,829,264

          755,896        302,404            3,239,661         1,410,397
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
       $1,442,964       $755,896           $7,183,122        $3,239,661
 ========================================================================







                                       61
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                       Asset
                                                                                     Allocation
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                                2005            2004
                                                                          ---------------------------------
                                                                          ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                             $     247,396   $     461,938
   Total realized gains (losses) on investments                                   121,594          39,529
   Change in net unrealized appreciation or depreciation of investments           523,714         710,445
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                   892,704       1,211,912

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                              7,523,668       9,385,552
   Contract terminations and surrenders                                          (611,118)       (520,727)
   Death benefit payments                                                         (23,676)        (16,048)
   Policy loan transfers                                                         (348,027)       (201,026)
   Transfers to other contracts                                                (5,354,876)     (6,660,739)
   Cost of insurance and administration charges                                  (993,245)     (1,010,537)
   Mortality and expenses charges                                                (134,842)       (120,677)
   Surrender charges                                                             (126,492)       (174,119)
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from policy related transactions                (68,608)        681,679
                                                                          ---------------------------------
                                                                          ---------------------------------
Total increase (decrease)                                                         824,096       1,893,591

Net assets at beginning of period                                              15,588,785      13,695,194
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of period                                                   $16,412,881     $15,588,785
                                                                          =================================

See accompanying notes.







0508-0671120                                                                                            62









                                                                                     Capital
             Balanced                              Bond                               Value
             Division                            Division                           Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004              2005             2004               2005             2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



  $     405,789     $     305,368      $  1,600,166     $  1,359,579   $       (41,832)    $     639,320
         40,955           (95,233)           16,850           80,564           319,943           (37,575)
        719,177         1,320,852          (714,619)          46,844         3,239,340         4,776,814
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      1,165,921         1,530,987           902,397        1,486,987         3,517,451         5,378,559



      6,478,546         6,812,365        25,610,544       24,334,527        12,492,111        12,354,391
       (890,911)         (812,777)       (1,963,657)      (1,037,622)       (1,739,499)       (2,174,191)
         (9,063)         (244,170)         (420,110)        (140,581)         (123,253)         (188,917)
       (141,300)         (169,723)         (412,988)        (260,332)         (477,785)         (534,691)
     (3,758,483)       (3,604,548)      (15,320,647)     (16,857,231)       (3,945,857)       (2,931,089)
     (1,189,856)       (1,179,372)       (2,296,324)      (2,213,850)       (2,830,649)       (2,823,156)
       (131,420)         (116,627)         (288,748)        (238,004)         (387,723)         (322,585)
       (152,822)         (181,561)         (372,779)        (282,723)         (285,776)         (504,344)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        204,691           503,587         4,535,291        3,304,184         2,701,569         2,875,418
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      1,370,612         2,034,574         5,437,688        4,791,171         6,219,020         8,253,977

     17,088,028        15,053,454        34,207,643       29,416,472        50,378,442        42,124,465
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $18,458,640       $17,088,028       $39,645,331      $34,207,643       $56,597,462       $50,378,442
===========================================================================================================






                                63 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                   Diversified
                                                                                  International
                                                                                   Division (1)
                                                                        -----------------------------------
                                                                        -----------------------------------
                                                                              2005             2004
                                                                        -----------------------------------
                                                                        -----------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $     480,811    $     328,986
   Total realized gains (losses) on investments                                 581,031          176,049
   Change in net unrealized appreciation or depreciation of investments      10,244,161        6,732,525
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations              11,306,003        7,237,560

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                           21,544,939       15,678,570
   Contract terminations and surrenders                                      (1,402,731)      (1,253,985)
   Death benefit payments                                                       (81,815)         (92,979)
   Policy loan transfers                                                       (444,357)        (667,347)
   Transfers to other contracts                                              (9,446,009)      (6,083,679)
   Cost of insurance and administration charges                              (2,417,301)      (2,143,339)
   Mortality and expenses charges                                              (371,005)        (285,655)
   Surrender charges                                                           (299,555)        (347,740)
                                                                        -----------------------------------
                                                                        -----------------------------------
Increase (decrease) in net assets from policy related transactions            7,082,167        4,803,846
                                                                        -----------------------------------
                                                                        -----------------------------------
Total increase (decrease)                                                    18,388,170       12,041,406

Net assets at beginning of period                                            42,718,468       30,677,062
                                                                        -----------------------------------
                                                                        -----------------------------------
Net assets at end of period                                                 $61,106,638      $42,718,468
                                                                        ===================================

(1)      Represented the operations of International Division until May 1, 2005 name change.
(2)      Commenced operations November 23, 2004.

See accompanying notes.






508-0671120                                                                                             64







                                                Dreyfus IP                          Dreyfus IP
            Dreyfus IP                           Founders                            Founders
            Core Value                           Discovery                            Growth
          Service Shares                      Initial Shares                      Initial Shares
             Division                            Division                          Division (2)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004              2005              2004              2005             2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



$       3,713     $       7,783     $           (77)  $        (42)         $     129        $     141
       64,984            12,770            12,367            7,098                  8                -
       (3,107)           63,894           (19,880)          63,963              2,146              950
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       65,590            84,447            (7,590)          71,019              2,283            1,091



      997,445           770,987           577,600          852,349             35,771           35,811
      (71,125)                -           (26,393)         (32,014)                 -                -
     (138,568)                -                 -                -                  -                -
      118,618           (47,949)           (8,151)          (5,799)                 -                -
     (825,657)         (238,996)         (415,210)        (374,771)            (4,996)          (1,277)
      (14,114)          (10,996)          (47,880)         (45,077)              (205)              (8)
       (3,285)           (2,112)           (7,014)          (5,456)               (88)               -
        5,059                 -            (4,933)          (9,684)                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       68,373           470,934            68,019          379,548             30,482           34,526
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      133,963           555,381            60,429          450,567             32,765           35,617

    1,012,429           457,048           983,456          532,889             35,617                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $1,146,392        $1,012,429        $1,043,885         $983,456            $68,382          $35,617
===========================================================================================================






                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                     Dreyfus
                                                                                     Socially
                                                                                   Responsible
                                                                                     Growth
                                                                                 Service Shares
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $         -       $       48
   Total realized gains (losses) on investments                                   274               67
   Change in net unrealized appreciation or depreciation of investments         2,926            1,393
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                 3,200            1,508

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                             67,584           15,597
   Contract terminations and surrenders                                             -                -
   Death benefit payments                                                           -                -
   Policy loan transfers                                                            -                -
   Transfers to other contracts                                               (36,395)               -
   Cost of insurance and administration charges                                (1,016)            (632)
   Mortality and expenses charges                                                (192)             (92)
   Surrender charges                                                                -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions             29,981           14,873
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                      33,181           16,381

Net assets at beginning of period                                              32,356           15,975
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                   $65,537         $32,356
                                                                       ====================================

See accompanying notes.






0508-0671120                                                                                            66







                                   Dreyfus VIF
            Dreyfus VIF                         Developing                         Dreyfus VIF
           Appreciation                           Leaders                         Quality Bond
          Service Shares                      Service Shares                     Service Shares
             Division                            Division                           Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004              2005              2004             2005              2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



  $          -        $    5,024    $              - $              -   $      27,298       $     21,072
         3,175             1,494           107,095           79,257              (498)           (12,161)
        17,784             6,589            35,674           98,066            (9,649)             2,543
-----------------------------------------------------------------------------------------------------------
        20,959            13,107           142,769          177,323            17,151             11,454



       697,192           388,986         2,014,954        2,071,034         1,524,959          1,208,825
        (5,544)           (2,501)          (68,415)         (42,078)                -                  -
             -                 -                 -             (965)                -                  -
        (8,757)                -            (4,505)             (15)          150,521            (60,405)
      (372,159)          (69,149)       (1,308,989)      (1,088,503)       (1,047,470)          (656,242)
        (9,413)           (4,672)         (127,896)         (74,085)          (12,128)            (6,188)
        (1,571)             (553)           (9,641)          (5,052)           (2,459)            (1,117)
          (242)                -           (12,168)          (1,985)                -                  -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       299,506           312,111           483,340          858,351           613,423            484,873
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       320,465           325,218           626,109        1,035,674           630,574            496,327

       371,323            46,105         2,026,924          991,250           588,947             92,620
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $691,788          $371,323        $2,653,033       $2,026,924        $1,219,521       $    588,947
===========================================================================================================






67
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                     Equity
                                                                                     Growth
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                        $           (457)  $     377,583
   Total realized gains (losses) on investments                               (346,676)        (438,762)
   Change in net unrealized appreciation or depreciation of investments      5,900,691        6,308,719
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations              5,553,558        6,247,540

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          21,299,484       22,521,598
   Contract terminations and surrenders                                     (3,302,515)      (2,323,955)
   Death benefit payments                                                      (77,566)        (151,672)
   Policy loan transfers                                                      (937,874)        (717,422)
   Transfers to other contracts                                            (10,536,892)     (10,044,006)
   Cost of insurance and administration charges                             (4,976,571)      (5,072,461)
   Mortality and expenses charges                                             (685,915)        (613,977)
   Surrender charges                                                          (637,808)        (712,679)
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions             144,343        2,885,426
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                    5,697,901        9,132,966

Net assets at beginning of period                                           73,341,632       64,208,666
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                $79,039,533      $73,341,632
                                                                       ====================================

See accompanying notes





0508-0671120                                                                                            68







                                                                                  Fidelity VIP
                                               Fidelity VIP                       Equity-Income
              Equity                           Equity-Income                         Service
              Income                           Initial Class                         Class 2
             Division                            Division                           Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004              2005              2004              2005             2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



   $       4,599       $   138,046    $     560,297    $     437,053   $       84,995       $     24,594
          21,684           (49,420)       1,495,510          216,141          311,284             84,769
         366,258           502,715           70,059        2,814,094           75,909            293,679
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         392,541           591,341        2,125,866        3,467,288          472,188            403,042



       2,704,563         1,848,572       24,548,256       23,253,313       10,005,370          4,290,116
        (142,533)         (170,584)      (1,276,855)      (1,331,078)        (109,996)          (104,164)
          (2,703)                -          (27,926)         (14,874)               -             (1,851)
         (58,392)          (43,112)        (360,087)        (530,564)        (130,249)            (3,066)
      (1,265,004)         (764,019)     (19,438,326)     (15,495,853)      (6,397,154)        (1,011,052)
        (318,013)         (281,991)      (1,773,368)      (1,792,584)        (339,814)          (172,602)
         (40,701)          (30,616)        (300,793)        (253,874)         (27,818)           (10,435)
         (33,587)          (49,963)        (262,380)        (426,743)         (26,327)            (4,804)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         843,630           508,287        1,108,521        3,407,743        2,974,012          2,982,142
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       1,236,171         1,099,628        3,234,387        6,875,031        3,446,200          3,385,184

       4,140,755         3,041,127       34,571,336       27,696,305        4,957,713          1,572,529
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $5,376,926        $4,140,755      $37,805,723      $34,571,336     $  8,403,913         $4,957,713
===========================================================================================================







69
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                  Fidelity VIP
                                                                                     Growth
                                                                                     Service
                                                                                     Class 2
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:                                                             $     12,426    $       3,080
   Net investment income (loss)
   Total realized gains (losses) on investments                                71,710           26,731
   Change in net unrealized appreciation or depreciation of investments       232,771          115,670
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations               316,907          145,481

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          5,313,970        5,268,732
   Contract terminations and surrenders                                      (283,660)         (15,607)
   Death benefit payments                                                           -             (649)
   Policy loan transfers                                                      230,828         (110,027)
   Transfers to other contracts                                            (3,950,999)      (2,315,412)
   Cost of insurance and administration charges                              (285,540)        (217,946)
   Mortality and expenses charges                                             (29,129)         (22,159)
   Surrender charges                                                          (34,677)          (7,942)
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions            960,793        2,578,990
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                   1,277,700        2,724,471

Net assets at beginning of period                                           4,633,663        1,909,192
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                $5,911,363       $4,633,663
                                                                       ====================================

See accompanying notes.






0508-0671120                                                                                            70







                                               Fidelity VIP                      Fidelity VIP II
           Fidelity VIP                         High Income                       Asset Manager
            High Income                           Service                            Service
           Initial Class                          Class 2                            Class 2
             Division                            Division                            Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004              2005              2004              2005             2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



   $   941,738       $   467,287       $   280,478     $     31,262       $     23,332       $  12,418
       (45,241)          (58,985)           (3,016)           9,611             (4,245)          1,847
      (725,356)          133,701          (218,100)          41,318              9,199          20,533
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       171,141           542,003            59,362           82,191             28,286          34,798



     4,168,539         4,354,215         2,436,769        1,255,741          1,002,562         808,045
      (255,869)         (292,958)          (55,483)          (4,367)              (558)              -
       (13,394)          (19,855)                -                -                  -               -
       (23,739)          (39,248)           90,413          (46,203)                 -               -
    (3,385,700)       (3,310,978)       (1,203,169)        (320,692)          (925,108)       (529,251)
      (340,916)         (353,541)          (50,406)         (19,645)           (15,094)         (6,651)
       (57,568)          (51,409)           (6,045)          (2,045)            (2,730)         (1,832)
       (47,763)          (88,085)           (1,995)            (935)               (24)              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        43,590           198,141         1,210,084          861,854             59,048         270,311
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       214,731           740,144         1,269,446          944,045             87,334         305,109

     6,247,741         5,507,597         1,289,702          345,657            843,384         538,275
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $6,462,472        $6,247,741        $2,559,148       $1,289,702        $   930,718        $843,384
===========================================================================================================





71
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                  Fidelity VIP II
                                                                                     Contrafund
                                                                                   Initial Class
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                                2005            2004
                                                                          ---------------------------------
                                                                          ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                            $     206,806   $     195,749
   Total realized gains (losses) on investments                                1,018,871         284,796
   Change in net unrealized appreciation or depreciation of investments       10,675,396       8,603,464
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations               11,901,073       9,084,009

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            29,035,649      27,753,576
   Contract terminations and surrenders                                       (3,646,467)     (2,455,487)
   Death benefit payments                                                        (44,155)       (123,646)
   Policy loan transfers                                                      (1,069,762)       (456,715)
   Transfers to other contracts                                              (17,499,962)    (16,558,799)
   Cost of insurance and administration charges                               (3,776,664)     (3,760,609)
   Mortality and expenses charges                                               (589,828)       (493,410)
   Surrender charges                                                            (691,682)       (759,554)
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from policy related transactions             1,717,129       3,145,356
                                                                          ---------------------------------
                                                                          ---------------------------------
Total increase (decrease)                                                     13,618,202      12,229,365

Net assets at beginning of period                                             68,672,764      56,443,399
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of period                                                  $82,290,966     $68,672,764
                                                                          =================================

See accompanying notes.





0508-0671120                                                                                            72







       Fidelity VIP II                Fidelity VIP III
          Contrafund                      Mid Cap
           Service                        Service
           Class 2                        Class 2
           Division                       Division
--------------------------------------------------------------
     2005           2004            2005           2004
--------------------------------------------------------------
--------------------------------------------------------------



                                              $
$         6,630 $       1,964  $            -              -
       101,990         30,151         204,202        152,748
     1,259,370        401,817       1,274,447        623,059
--------------------------------------------------------------
--------------------------------------------------------------
     1,367,990        433,932       1,478,649        775,807



    13,807,160      4,115,211      12,362,632      4,273,460
      (163,105)      (116,136)       (123,520)      (209,495)
      (115,092)             -               -              -
      (122,835)        (2,790)        398,977       (176,061)
    (6,553,982)      (552,174)     (7,137,902)      (991,850)
      (367,654)      (155,884)       (230,059)       (78,588)
       (28,680)        (8,475)        (25,927)        (8,447)
       (14,399)        (5,308)        (10,557)         1,474
--------------------------------------------------------------
--------------------------------------------------------------
     6,441,413      3,274,444       5,233,644      2,810,493
--------------------------------------------------------------
--------------------------------------------------------------
     7,809,403      3,708,376       6,712,293      3,586,300

     4,493,056        784,680       4,631,657      1,045,357
--------------------------------------------------------------
--------------------------------------------------------------
   $12,302,459     $4,493,056     $11,343,950     $4,631,657
==============================================================

73
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                    Franklin
                                                                                     Income
                                                                                   Securities
                                                                                     Class 2
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $   113,514     $     21,061
   Total realized gains (losses) on investments                                24,893           59,432
   Change in net unrealized appreciation or depreciation of investments       (96,004)          83,492
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                42,403          163,985

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          9,121,138        2,182,883
   Contract terminations and surrenders                                       (26,118)         (53,618)
   Death benefit payments                                                           -                -
   Policy loan transfers                                                    1,212,892         (498,813)
   Transfers to other contracts                                            (6,756,304)        (782,723)
   Cost of insurance and administration charges                               (45,270)          (9,256)
   Mortality and expenses charges                                              (9,512)          (2,593)
   Surrender charges                                                            1,858              476
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions          3,498,684          836,356
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                   3,541,087        1,000,341

Net assets at beginning of period                                           1,230,745          230,404
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                $4,771,832       $1,230,745
                                                                       ====================================

See accompanying notes.





0508-0671120                                                                                            74







              Franklin
               Mutual                             Franklin
             Discovery                             Mutual
             Securities                            Shares
              Class 2                             Class 2
              Division                            Division
-------------------------------------------------------------------------
-------------------                 -------------------------------------
       2005              2004              2005              2004
-------------------------------------------------------------------------
-------------------------------------------------------------------------



 $     22,762     $       4,114       $     15,610     $       7,531
       64,799            38,016             52,438            24,480
      231,832            72,759            108,640            83,457
-------------------------------------------------------------------------
-------------------------------------------------------------------------
      319,393           114,889            176,688           115,468



    5,175,314         1,050,598          1,303,042         1,206,574
      (70,707)          (35,401)           (18,605)           (3,035)
             -                -                  -                 -
      358,120          (157,390)            (6,466)                -
   (3,552,583)         (275,287)          (930,923)         (505,607)
      (29,679)           (7,608)           (28,559)          (13,504)
       (5,326)           (1,463)            (4,795)           (2,200)
        3,867               314                746                 -
-------------------------------------------------------------------------
-------------------------------------------------------------------------
    1,879,006           573,763            314,440           682,228
-------------------------------------------------------------------------
-------------------------------------------------------------------------
    2,198,399           688,652            491,128           797,696

      883,756           195,104          1,334,110           536,414
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   $3,082,155       $   883,756         $1,825,238        $1,334,110
=========================================================================

                                75 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                    Franklin
                                                                                      Rising
                                                                                    Dividends
                                                                                   Securities
                                                                                     Class 2
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                             2005              2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $     26,378     $     11,270
   Total realized gains (losses) on investments                                80,121          105,504
   Change in net unrealized appreciation or depreciation of investments        (8,667)          82,397
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                97,832          199,171

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                          3,725,385        2,627,249
   Contract terminations and surrenders                                       (43,742)        (322,463)
   Death benefit payments                                                           -                -
   Policy loan transfers                                                      366,579         (150,360)
   Transfers to other contracts                                            (3,456,315)        (962,507)
   Cost of insurance and administration charges                               (37,505)         (22,406)
   Mortality and expenses charges                                              (7,879)          (4,723)
   Surrender charges                                                             (125)           2,852
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions            546,398        1,167,642
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                     644,230        1,366,813

Net assets at beginning of period                                           2,163,287          796,474
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                $2,807,517       $2,163,287
                                                                       ====================================

(1) Commenced operation November 21, 2005.
(2)      Represented the operations of Government Securities Division until November 21, 2005 name change.

See accompanying notes.





0508-0671120                                                                                            76






                                         Franklin
              Franklin                  Templeton        Goldman Sachs
             Small Cap              Developing Markets      VIT CORE                Government
               Value                    Securities         Small Cap                  & High
             Securities                  Class 2         Equity Service              Quality
              Class 2                  Division (1)         Class I                    Bond
              Division                                    Division (1)             Division (2)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       2005              2004              2005               2005             2005            2004
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------



 $     16,173     $       1,744       $         -          $       -      $  1,203,919    $  1,182,019
       62,883           118,342                 -                  -           (82,626)        (35,923)
      114,062           133,492                51               (1,221)       (537,498)       (214,105)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
      193,118           253,578                51               (1,221)        583,795         931,991



    3,069,128         1,559,686            62,457               62,355      23,000,655      24,434,100
      (38,034)         (220,217)                -                  -        (1,174,770)       (967,111)
            -                 -                 -                  -          (115,061)        (42,194)
            -                 -                 -                  -           (54,470)       (161,521)
   (2,299,305)         (559,456)                -                  -       (18,155,539)    (20,651,112)
      (32,397)          (12,407)                -                  -        (1,933,026)     (2,084,105)
       (6,564)           (2,961)                -                  -          (251,738)       (229,880)
        1,952             1,949                 -                  -          (269,012)       (302,504)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
      694,780           766,594            62,457               62,355       1,047,039          (4,327)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
      887,898         1,020,172            62,508               61,134       1,630,834         927,664

    1,582,039           561,867                 -                  -        27,666,134      26,738,470
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
   $2,469,937        $1,582,039           $62,508              $61,134     $29,296,968     $27,666,134
==========================================================================================================





                                77 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted




                                                                                       Growth
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                                2005            2004
                                                                          ---------------------------------
                                                                          ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                             $     139,109  $       56,354
   Total realized gains (losses) on investments                                  (270,359)       (438,106)
   Change in net unrealized appreciation or depreciation of investments         2,570,474       2,066,600
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                 2,439,224       1,684,848

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                              6,020,987       5,573,851
   Contract terminations and surrenders                                          (843,168)       (959,566)
   Death benefit payments                                                         (32,126)        (39,244)
   Policy loan transfers                                                         (422,736)       (221,922)
   Transfers to other contracts                                                (2,211,044)     (1,804,110)
   Cost of insurance and administration charges                                (1,519,228)     (1,548,105)
   Mortality and expenses charges                                                (203,052)       (180,908)
   Surrender charges                                                             (153,986)       (269,878)
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from policy related transactions                635,647         550,118
                                                                          ---------------------------------
                                                                          ---------------------------------
Total increase (decrease)                                                       3,074,871       2,234,966

Net assets at beginning of period                                              19,950,384      17,715,418
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of period                                                   $23,025,255     $19,950,384
                                                                          =================================

See accompanying notes.





0508-0671120                                                                                            78







                                                                                      Janus
           International                                                              Aspen
             Emerging                          International                         Balanced
              Markets                            SmallCap                         Service Shares
             Division                            Division                            Division
-----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------                 ------------------
       2005             2004              2005              2004              2005             2004
-----------------------------------------------------------------------------------------------------------
------------------------------------                 ------------------------------------------------------



  $     82,051     $      17,370     $      159,361    $     136,809         $  1,642       $    1,049
     1,404,140           254,807          1,262,306          308,376            1,302           16,356
       300,247           230,070          7,404,295        4,990,709            3,326          (10,882)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     1,786,438           502,247          8,825,962        5,435,894            6,270            6,523



     8,866,493         3,644,201         26,919,278       13,702,809           64,213          435,374
      (130,148)          (91,249)          (918,212)        (590,015)               -                -
          (155)             (633)           (75,478)         (16,210)               -                -
      (114,069)          (29,712)          (201,903)        (221,270)               -                -
    (4,107,496)       (1,747,567)       (16,715,840)      (6,179,789)         (33,770)        (591,659)
      (352,710)         (177,661)        (1,512,881)      (1,157,611)          (1,334)            (945)
       (37,804)          (14,754)          (219,383)        (142,908)            (193)            (355)
       (45,828)          (19,694)          (194,503)        (175,269)               -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     4,078,283         1,562,931          7,081,078        5,219,737           28,916         (157,585)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     5,864,721         2,065,178         15,907,040       10,655,631           35,186         (151,062)

     3,101,078         1,035,900         25,361,061       14,705,430           47,350          198,412
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $8,965,799        $3,101,078        $41,268,101      $25,361,061          $82,536        $  47,350
===========================================================================================================





                                79 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                     Janus
                                                                                      Aspen
                                                                                  Core Equity
                                                                                 Service Shares
                                                                                    Division
                                                                      -------------------------------------
                                                                      -------------------------------------
                                                                             2005              2004
                                                                      -------------------------------------
                                                                      -------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                       $          107     $           -
   Total realized gains (losses) on investments                               30,009            25,060
   Change in net unrealized appreciation or depreciation of
     investments                                                              88,016            12,073
                                                                      -------------------------------------
                                                                      -------------------------------------
Net increase (decrease) in net assets resulting from operations              118,132            37,133

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                         1,176,624           584,616
   Contract terminations and surrenders                                      (33,331)           (6,198)
   Death benefit payments                                                          -                 -
   Policy loan transfers                                                        (741)                -
   Transfers to other contracts                                             (577,675)         (519,075)
   Cost of insurance and administration charges                              (12,185)           (5,224)
   Mortality and expenses charges                                             (2,021)             (910)
   Surrender charges                                                           1,888                 -
                                                                      -------------------------------------
                                                                      -------------------------------------
Increase (decrease) in net assets from policy related transactions           552,559            53,209
                                                                      -------------------------------------
                                                                      -------------------------------------
Total increase (decrease)                                                    670,691            90,342

Net assets at beginning of period                                            378,721           288,379
                                                                      -------------------------------------
                                                                      -------------------------------------
Net assets at end of period                                               $1,049,412          $378,721
                                                                      =====================================

(1)      Represented the operations of Janus Aspen Flexible Income Service Shares Division until May 20, 2005 name change.
(2)      Commenced operations May 19, 2005.

See accompanying notes.





0508-0671120                                                                                            80






                                          Janus                       Janus
               Janus                      Aspen                       Aspen
               Aspen                  International                  Mid Cap
           Flexible Bond                  Growth                     Growth
           Service Shares             Service Shares             Service Shares
            Division (1)               Division (2)                 Division
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
       2005              2004              2005              2005              2004
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------



    $   143,164       $   134,758         $     136    $           (68) $            (50)
         52,105            23,708                 6           100,403          105,713
       (151,250)          (78,419)            1,193           295,151          380,195
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
         44,019            80,047             1,335           395,486          485,858



      2,062,310         1,444,254            36,444         3,372,373        2,885,918
        (66,015)          (35,957)                -          (109,953)        (207,420)
              -                 -                 -                  -               -
              -                 -                 -           (29,949)         (12,398)
     (1,411,433)       (1,062,745)               (2)       (2,459,245)      (2,128,801)
        (63,481)          (43,718)              (90)         (194,923)        (197,861)
         (8,344)           (6,051)               (9)          (25,790)         (20,159)
         (1,426)              293                 -           (31,324)         (26,426)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
        511,611           296,076            36,343           521,189          292,853
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
        555,630           376,123            37,678           916,675          778,711

      2,429,332         2,053,209                 -         2,857,327        2,078,616
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     $2,984,962        $2,429,332           $37,678        $3,774,002       $2,857,327
===========================================================================================





                                81 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                        Janus
                                                                                        Aspen
                                                                                      Worldwide
                                                                                       Growth
                                                                                   Service Shares
                                                                                      Division
                                                                        --------------------------------------
                                                                        --------------------------------------
                                                                               2005              2004
                                                                        --------------------------------------
                                                                        --------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                              $    6,095        $    2,959
   Total realized gains (losses) on investments                                   2,809             5,548
   Change in net unrealized appreciation or depreciation of investments          20,661             3,113
                                                                        --------------------------------------
                                                                        --------------------------------------
Net increase (decrease) in net assets resulting from operations                  29,565            11,620

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                              592,014           395,292
   Contract terminations and surrenders                                          (4,570)           (1,185)
   Death benefit payments                                                             -                 -
   Policy loan transfers                                                              -                 -
   Transfers to other contracts                                                (452,371)          (82,152)
   Cost of insurance and administration charges                                  (7,704)           (4,132)
   Mortality and expenses charges                                                (1,509)             (638)
   Surrender charges                                                               (200)                -
                                                                        --------------------------------------
                                                                        --------------------------------------
Increase (decrease) in net assets from policy related transactions              125,660           307,185
                                                                        --------------------------------------
                                                                        --------------------------------------
Total increase (decrease)                                                       155,225           318,805

Net assets at beginning of period                                               406,334            87,529
                                                                        --------------------------------------
                                                                        --------------------------------------
Net assets at end of period                                                    $561,559          $406,334
                                                                        ======================================

See accompanying notes.





0508-0671120                                                                                            82








JP Morgan
             JP Morgan                             Small                             LargeCap
               Bond                               Company                             Blend
             Division                            Division                           Division
-----------------------------------------------------------------------------------------------------------
                  ------------------------------------------------------
       2005             2004              2005              2004             2005              2004
-----------------------------------------------------------------------------------------------------------
                  -----------------------------------------------------------------------



     $  18,104        $    3,092    $               - $            -    $         428     $     40,968
         4,986             2,275            157,156           53,678           64,262          245,101
        (9,047)            3,604            (97,353)         104,520          237,948           86,791
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        14,043             8,971             59,803          158,198          302,638          372,860



     1,056,833           359,719          1,650,947          895,676        5,363,777        2,812,994
       (62,619)                -            (18,190)         (52,975)        (189,703)        (127,485)
             -                 -                 -                 -             (404)          (2,626)
             -                 -               (898)               -          (76,533)         (22,022)
      (627,777)         (116,854)          (951,258)        (383,999)      (2,228,834)        (599,240)
        (6,369)           (1,524)           (17,643)          (5,604)        (473,279)        (340,304)
        (1,505)             (379)            (3,714)          (1,552)         (42,566)         (25,173)
         4,454                 -               (141)             470          (67,639)         (16,197)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       363,017           240,962            659,103          452,016        2,284,819        1,679,947
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       377,060           249,933            718,906          610,214        2,587,457        2,052,807

       305,985            56,052            872,148          261,934        4,411,096        2,358,289
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $683,045          $305,985         $1,591,054         $872,148       $6,998,553       $4,411,096
===========================================================================================================





                                83 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Year Ended December 31, 2005 and 2004, Except as Noted


                                                                                    LargeCap
                                                                                     Growth
                                                                                     Equity
                                                                                    Division
                                                                       ------------------------------------
                                                                       ------------------------------------
                                                                              2005             2004
                                                                       ------------------------------------
                                                                       ------------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $       21,172   $       25,366
   Total realized gains (losses) on investments                                   21,864            5,991
   Change in net unrealized appreciation or depreciation of investments          462,907          310,297
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations                  505,943          341,654

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                             4,310,525        4,903,498
   Contract terminations and surrenders                                          (43,080)         (44,754)
   Death benefit payments                                                        (24,658)         (69,242)
   Policy loan transfers                                                          (7,792)          (9,843)
   Transfers to other contracts                                                 (727,743)      (1,222,646)
   Cost of insurance and administration charges                                 (271,357)        (255,755)
   Mortality and expenses charges                                                (96,108)         (65,660)
   Surrender charges                                                             (12,481)         (23,611)
                                                                       ------------------------------------
                                                                       ------------------------------------
Increase (decrease) in net assets from policy related transactions                    3,l27,306 3,211,987
                                                                       ------------------------------------
                                                                       ------------------------------------
Total increase (decrease)                                                      3,633,249        3,553,641

Net assets at beginning of period                                             10,534,568        6,980,927
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets at end of period                                                  $14,167,817      $10,534,568
                                                                       ====================================

See accompanying notes.





0508-0671120                                                                                            84







                                                                        MFS VIT
            LargeCap                                                    Emerging
             Stock                        LargeCap                       Growth
             Index                          Value              Service Class
            Division                      Division                     Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
      2005            2004           2005           2004           2005         2004
------------------------------------------------------------------------------------------
--------------------------------------------------------------              --------------



$         7,138   $     421,517 $          361  $     72,636  $           - $           -
        170,244          56,602       104,581        118,535         3,967         5,650
      1,433,743       2,318,389       336,970        389,830        13,940        11,421
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
      1,611,125       2,796,508       441,912        581,001        17,907        17,071



     16,779,021      16,356,572     6,935,420      4,007,821       130,085       168,179
       (805,620)       (774,142)     (111,300)      (114,372)         (737)      (37,240)
        (13,604)        (31,658)       (2,942)        (6,812)            -             -
       (164,767)       (279,430)      (75,992)       (15,352)            -             -
     (9,379,426)     (9,649,560)   (2,972,836)    (1,068,685)      (72,580)      (38,386)
     (1,665,987)     (1,582,930)     (557,209)      (391,951)       (2,891)       (1,669)
       (293,969)       (226,696)      (57,612)       (33,266)         (524)         (324)
       (173,476)       (327,579)      (43,709)       (30,877)          (32)          331
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
      4,282,172       3,484,577     3,113,820      2,346,506        53,321        90,891
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
      5,893,297       6,281,085     3,555,732      2,927,507        71,228       107,962

     30,994,449      24,713,364     5,836,293      2,908,786       157,101        49,139
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
    $36,887,746     $30,994,449    $9,392,025     $5,836,293      $228,329      $157,101
==========================================================================================





                                85 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Year Ended December 31, 2005 and 2004, Except as Noted

                                                                                      MFS VIT
                                                                                       MidCap
                                                                                       Growth
                                                                                   Service Class
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                                2005            2004
                                                                          ---------------------------------
                                                                          ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $           -   $           -
   Total realized gains (losses) on investments                                  11,599          (3,787)
   Change in net unrealized appreciation or depreciation of investments           8,699          31,682
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                  20,298          27,895

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                              383,648         554,658
   Contract terminations and surrenders                                            (601)              -
   Death benefit payments                                                             -               -
   Policy loan transfers                                                              -               -
   Transfers to other contracts                                                (332,274)       (247,516)
   Cost of insurance and administration charges                                  (7,042)         (4,556)
   Mortality and expenses charges                                                (1,474)           (982)
   Surrender charges                                                                (26)              -
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from policy related transactions               42,231         301,604
                                                                          ---------------------------------
                                                                          ---------------------------------
Total increase (decrease)                                                        62,529         329,499

Net assets at beginning of period                                               425,804          96,305
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of period                                                    $488,333        $425,804
                                                                          =================================

See accompanying notes.





0508-0671120                                                                                            86








              MFS VIT                            MFS VIT
           New Discovery                          Value
           Service Class                      Service Class                          MidCap
             Division                            Division                           Division
-----------------------------------------------------------------------------------------------------------
                                    -----------------------------------------------------------------------
       2005             2004              2005             2004              2005              2004
-----------------------------------------------------------------------------------------------------------
                                    -----------------------------------------------------------------------



$              -  $              -   $    3,916       $    1,051        $     (110,928)   $     552,860
       5,979                (666)        26,449           19,260             2,120,488        7,173,118
      61,643              52,997          4,794           21,404             4,719,312        2,783,619
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      67,622              52,331         35,159           41,715             6,728,872       10,509,597



   1,030,687           1,127,123        962,368          452,975            37,482,653       31,085,310
     (21,284)             (2,466)       (46,292)          (4,280)           (2,883,517)      (2,775,947)
            -                  -              -                -              (114,341)         (96,643)
      (2,240)             (2,358)             -                -            (1,164,266)        (783,105)
    (619,074)           (364,678)      (714,982)        (529,950)          (26,243,136)     (17,570,336)
     (35,810)            (16,162)       (10,415)          (4,925)           (3,996,259)      (3,711,218)
      (2,930)             (1,486)        (1,615)            (831)             (461,726)        (366,653)
          13                 (99)         2,592                -              (503,962)        (575,653)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     349,362             739,874        191,656          (87,011)            2,115,446        5,205,755
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     416,984             792,205        226,815          (45,296)            8,844,318       15,715,352

     867,855              75,650        362,147          407,443            72,634,574       56,919,222
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $1,284,839         $   867,855       $588,962         $362,147           $81,478,892      $72,634,574
===========================================================================================================






                                87 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                      MidCap
                                                                                      Growth
                                                                                     Division
                                                                         ----------------------------------
                                                                         ----------------------------------
                                                                               2005            2004
                                                                         ----------------------------------
                                                                         ----------------------------------
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          $
                                                                                   (237) $           (166)
   Total realized gains (losses) on investments                                 227,470          67,046

   Change in net unrealized appreciation or depreciation of investments       1,430,996       1,068,040
                                                                         ----------------------------------
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations               1,658,229       1,134,920

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            7,915,912       8,715,274
   Contract terminations and surrenders                                        (369,796)       (301,793)
   Death benefit payments                                                       (13,291)         (5,163)
   Policy loan transfers                                                       (117,783)        (36,156)
   Transfers to other contracts                                              (4,564,858)     (5,562,633)
   Cost of insurance and administration charges                                (761,467)       (687,806)
   Mortality and expenses charges                                               (96,497)        (77,419)
   Surrender charges                                                            (97,140)       (105,229)
                                                                         ----------------------------------
                                                                         ----------------------------------
Increase (decrease) in net assets from policy related transactions            1,895,080       1,939,075
                                                                         ----------------------------------
                                                                         ----------------------------------
Total increase (decrease)                                                     3,553,309       3,073,995

Net assets at beginning of period                                            11,018,928       7,944,933
                                                                         ----------------------------------
                                                                         ----------------------------------
Net assets at end of period                                                 $14,572,237     $11,018,928
                                                                         ==================================

(1) Commenced operations March 25, 2004.

See accompanying notes.






0508-0671120                                                                                            88








                                                                                    Neuberger
                                                                                    Berman AMT
              MidCap                               Money                             Guardian
               Value                              Market                             I Class
                         Division Division Division (1)
-----------------------------------------------------------------------------------------------------------
                                    -----------------------------------------------------------------------
       2005             2004              2005              2004              2005             2004
-----------------------------------------------------------------------------------------------------------
                                    -----------------------------------------------------------------------



$          (651)  $         7,524   $    1,492,816   $       428,135      $       63       $         7
        495,513         1,461,349                -                -            1,160              (651)
      1,063,946           376,619                -              610            4,608               657
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      1,558,808         1,845,492        1,492,616          428,745            5,831                13



     15,345,917        11,241,349      127,930,485      100,659,534          311,508            74,008
       (355,986)         (211,421)      (4,186,937)      (1,942,790)               -                 -
        (40,441)           (2,560)         (60,872)          (1,773)               -                 -
       (153,162)         (631,404)         313,111       (3,754,772)               -                 -
     (9,400,426)       (5,933,626)    (104,764,639)     (83,208,901)        (151,922)          (66,409)
       (820,321)         (550,236)      (4,655,514)      (4,694,580)            (422)              (71)
       (101,831)          (59,567)        (479,647)        (436,365)            (111)              (12)
        (80,272)          (51,605)        (740,269)        (624,397)               -                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      4,393,478         3,800,930       13,355,718        5,995,956          159,053             7,516
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      5,952,286         5,646,422       14,848,534        6,424,701          164,884             7,529

     11,579,997         5,933,575       50,588,200       44,163,499            7,529                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $17,532,283       $11,579,997    $  65,436,734    $  50,588,200         $172,413          $  7,529
===========================================================================================================







                                89 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                          Principal
                                                                                           LifeTime
                                                                                          Strategic
                                                                                            Income
                                                                                         Division (1)
                                                                                    -----------------------
                                                                                    -----------------------
                                                                                             2005
                                                                                    -----------------------
                                                                                    -----------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                          $       4
   Total realized gains (losses) on investments                                                 13
   Change in net unrealized appreciation or depreciation of investments                        188
                                                                                    -----------------------
                                                                                    -----------------------
Net increase (decrease) in net assets resulting from operations                                205

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                                           8,210
   Contract terminations and surrenders                                                          -
   Death benefit payments                                                                        -
   Policy loan transfers                                                                         -
   Transfers to other contracts                                                                  -
   Cost of insurance and administration charges                                             (1,475)
   Mortality and expenses charges                                                              (17)
   Surrender charges                                                                             -
                                                                                    -----------------------
                                                                                    -----------------------
Increase (decrease) in net assets from policy related transactions                           6,718
                                                                                    -----------------------
                                                                                    -----------------------
Total increase (decrease)                                                                    6,923

Net assets at beginning of period                                                                -
                                                                                    -----------------------
                                                                                    -----------------------
Net assets at end of period                                                                 $6,923
                                                                                    =======================

(1) Commenced operations January 3, 2005. (2) Commenced operations August 21,
2004.

See accompanying notes.





0508-0671120                                                                                            90








   Principal                      Principal              Principal                      Principal
   LifeTime                LifeTime                      LifeTime                       LifeTime
     2010                    2020                          2030                           2040
 Division (1)            Division (2)                  Division (2)                   Division (2)
------------------------------------------------------------------------------------------------------------
----------------                              -----------------               ------------------------------
     2005            2005           2004            2005           2004            2005          2004
------------------------------------------------------------------------------------------------------------
--------------------------------              -----------------               ------------------------------



 $           9     $         11      $     27     $       273      $    1,115    $       245     $    1,041
           107              167             -           1,881              27          6,083            104
         3,369           12,788           184          24,887           2,611         24,923          9,049
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
         3,485           12,966           211          27,041           3,753         31,251         10,194


       142,508          557,242         4,032         575,765         138,076        385,710        127,614
             -               -              -              -               -            (263)            -
             -               -              -              -               -               -             -
             -               -              -              -               -         (54,443)            -
            (1)          (2,671)            -          (9,040)             (4)          (676)             1
        (8,538)         (29,309)          (76)        (66,859)         (1,373)       (53,617)        (1,980)
          (341)           (703)            (2)        (2,170)            (77)         (2,071)          (94)
             -               -              -              -               -          (8,767)            -
                --------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
       133,628          524,559         3,954         497,696         136,622        265,873        125,541
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
       137,113          537,525         4,165         524,737         140,375        297,124        135,735

             -            4,165             -         140,375              -         135,735             -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
      $137,113         $541,690        $4,165        $665,112        $140,375       $432,859       $135,735
============================================================================================================





                                91 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                     Principal
                                                                                      LifeTime
                                                                                        2050
                                                                                    Division (1)
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                                2005            2004
                                                                          ---------------------------------
                                                                          ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                              $       121        $     560
   Total realized gains (losses) on investments                                    1,126              119
   Change in net unrealized appreciation or depreciation of investments           13,563            6,174
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                   14,810            6,853

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                               321,416           73,327
   Contract terminations and surrenders                                                -                -
   Death benefit payments                                                              -                -
   Policy loan transfers                                                               -                -
   Transfers to other contracts                                                   (3,320)               -
   Cost of insurance and administration charges                                  (34,289)          (2,876)
   Mortality and expenses charges                                                 (1,030)            (176)
   Surrender charges                                                                   -                -
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from policy related transactions               282,777           70,275
                                                                          ---------------------------------
                                                                          ---------------------------------
Total increase (decrease)                                                        297,587           77,128

Net assets at beginning of period                                                 77,128                -
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of period                                                     $374,715          $77,128
                                                                          =================================

(1) Commenced operations August 21, 2004.

See accompanying notes.





0508-0671120                                                                                            92







             Putnam VT                           Putnam VT
             Growth &                          International                        Putnam VT
              Income                              Equity                             Voyager
             Class IB                            Class IB                           Class IB
             Division                            Division                           Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004              2005              2004             2005              2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



     $    3,051        $    1,248     $     24,092     $     10,882      $     190,828   $       66,990
          3,748             2,000           76,258           69,403           (676,681)      (1,104,571)
          7,621            10,561          144,599          121,677          2,097,374        2,460,999
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         14,420            13,809          244,949          201,962          1,611,521        1,423,418



        265,382           133,606        1,401,769        1,382,507          8,100,542       10,422,513
         (8,485)                -          (79,634)          (2,291)        (1,285,071)      (1,090,576)
             -                  -          (77,333)               -            (31,325)        (116,077)
         (8,069)                -                -                -           (292,328)        (368,234)
       (139,616)          (38,481)        (809,999)        (793,077)        (4,569,620)      (6,748,958)
         (4,442)           (2,201)         (34,382)         (20,202)        (2,034,701)      (2,204,621)
           (727)             (320)          (5,905)          (3,143)          (276,832)        (259,946)
           (371)                -            4,719                -           (275,048)        (337,505)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        103,672            92,604          399,235          563,794           (664,383)        (703,404)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        118,092           106,413          644,184          765,756            947,138          720,014

        157,557            51,144        1,488,252          722,496         28,827,540       28,107,526
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       $275,649          $157,557       $2,132,436       $1,488,252        $29,774,678      $28,827,540
===========================================================================================================





                                93 0508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                    Real Estate
                                                                                     Securities
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                                2005            2004
                                                                          ---------------------------------
                                                                          ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           $         6,472   $     532,037
   Total realized gains (losses) on investments                                 1,485,223       3,117,337
   Change in net unrealized appreciation or depreciation of investments         3,869,093       3,353,099
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                 5,360,788       7,002,473

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                             37,731,293      25,832,567
   Contract terminations and surrenders                                        (1,076,474)       (871,888)
   Death benefit payments                                                        (112,626)        (11,398)
   Policy loan transfers                                                         (404,510)       (202,515)
   Transfers to other contracts                                               (28,805,783)    (16,396,312)
   Cost of insurance and administration charges                                (1,685,801)     (1,331,815)
   Mortality and expenses charges                                                (241,048)       (161,400)
   Surrender charges                                                             (237,953)       (202,671)
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from policy related transactions              5,167,098       6,654,568
                                                                          ---------------------------------
                                                                          ---------------------------------
Total increase (decrease)                                                      10,527,886      13,657,041

Net assets at beginning of period                                              30,220,884      16,563,843
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of period                                                   $40,748,770     $30,220,884
                                                                          =================================

(1)      Represented the operations of Limited Term Bond Division until November 21, 2005 name change.

See accompanying notes.





508-0671120                                                                                             94









            Short-Term                                                              SmallCap
               Bond                              SmallCap                            Growth
           Division (1)                          Division                           Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       2005             2004              2005              2004             2005              2004
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


                     $                        3,165
  $     33,022         (1)          $                $           (546) $          (134) $           (111)
        (2,224)           (3,190)           320,711          152,532          (193,579)        (500,647)

         6,520             6,775          1,111,995        2,801,261         1,394,370        2,194,304
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        37,318             3,584          1,435,871        2,953,247         1,200,657        1,693,546



     1,402,497         2,090,508          8,229,507        8,660,712         8,407,234        8,394,987
       (16,243)           (1,281)          (496,808)        (386,590)         (453,540)        (508,131)
             -            (4,701)           (55,468)         (60,337)          (23,927)         (11,856)
      (111,376)          (10,886)          (276,944)        (380,131)         (246,500)        (193,801)
      (674,704)         (398,388)        (3,779,532)      (4,560,157)       (5,031,186)      (5,060,531)
       (81,088)          (45,524)          (795,206)        (747,052)       (1,130,144)      (1,158,053)
       (10,397)           (5,178)          (144,232)        (112,775)         (166,047)        (143,879)
        (3,630)             (356)          (102,387)        (122,006)          (98,747)        (158,548)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       505,059         1,624,194          2,578,930        2,291,664         1,257,143        1,160,188
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       542,377         1,627,778          4,014,801        5,244,911         2,457,800        2,853,734

     1,735,143           107,365         18,289,154       13,044,243        16,914,181       14,060,447
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $2,277,520        $1,735,143        $22,303,955      $18,289,154       $19,371,981      $16,914,181
===========================================================================================================






                                 95 508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                         SmallCap
                                                                                          Value
                                                                                         Division
                                                                             ---------------------------------
                                                                             ---------------------------------
                                                                                   2005            2004
                                                                             ---------------------------------
                                                                             ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                               $       13,215  $       38,292
   Total realized gains (losses) on investments                                    1,188,536       3,165,682
   Change in net unrealized appreciation or depreciation of investments              921,162       1,864,153
                                                                             ---------------------------------
                                                                             ---------------------------------
Net increase (decrease) in net assets resulting from operations                    2,122,913       5,068,127

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                                34,108,215      28,968,737
   Contract terminations and surrenders                                           (1,282,222)       (828,357)
   Death benefit payments                                                            (74,766)        (31,464)
   Policy loan transfers                                                             679,736        (907,483)
   Transfers to other contracts                                                  (26,496,947)    (19,813,253)
   Cost of insurance and administration charges                                   (1,360,699)     (1,170,951)
   Mortality and expenses charges                                                   (226,764)       (166,293)
   Surrender charges                                                                (249,303)       (269,823)
                                                                             ---------------------------------
                                                                             ---------------------------------
Increase (decrease) in net assets from policy related transactions                 5,097,250       5,781,113
                                                                             ---------------------------------
                                                                             ---------------------------------
Total increase (decrease)                                                          7,220,163      10,849,240

Net assets at beginning of period                                                 28,903,720      18,054,480
                                                                             ---------------------------------
                                                                             ---------------------------------
Net assets at end of period                                                      $36,123,883     $28,903,720
                                                                             =================================

See accompanying notes.




508-0671120                                                                                             96








              Vanguard                           Vanguard
                 VIF                            VIF Equity
              Balanced                             Index
              Division                           Division
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
       2005              2004             2005              2004
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------



 $       94,785     $     36,741     $     128,827     $     46,593
        105,196           55,340           358,650          201,501
        142,321          148,981           (51,226)         357,931
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
        342,302          241,062           436,251          606,025



     11,641,715        3,241,756        18,391,552        5,655,899
        (39,599)        (265,451)         (181,173)        (520,396)
              -                -                 -                -
         (9,735) - (25,440) - (8,077,883) (918,576) (15,091,269) (1,886,582)
        (76,308)         (32,668)         (110,302)         (51,126)
        (13,393)          (5,307)          (23,855)         (12,974)
         (1,219)           2,358             4,119            4,622
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
      3,423,578        2,022,112         2,963,632        3,189,443
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
      3,765,880        2,263,174         3,399,883        3,795,468

      3,122,214          859,040         6,656,728        2,861,260
 -----------------------------------------------------------------------
 -----------------------------------------------------------------------
   $  6,888,094       $3,122,214       $10,056,611       $6,656,728
 =======================================================================

                                 97 508-0671120
                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

         For The Years Ended December 31, 2005 and 2004, Except as Noted

                                                                                      Vanguard
                                                                                        VIF
                                                                                      Mid-Cap
                                                                                       Index
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------------------------
                                                                                2005            2004
                                                                          ---------------------------------
                                                                          ---------------------------------

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                            $     25,287   $       6,254
   Total realized gains (losses) on investments                                  61,941          34,922
   Change in net unrealized appreciation or depreciation of investments         398,574         217,883
                                                                          ---------------------------------
                                                                          ---------------------------------
Net increase (decrease) in net assets resulting from operations                 485,802         259,059

Policy related transactions:
   Net premium payments, less sales charges and applicable
     premium taxes                                                            6,863,954       2,006,209
   Contract terminations and surrenders                                         (66,138)       (112,114)
   Death benefit payments                                                             -               -
   Policy loan transfers                                                         39,911         (20,859)
   Transfers to other contracts                                              (4,152,818)       (483,134)
   Cost of insurance and administration charges                                 (60,808)        (17,571)
   Mortality and expenses charges                                               (10,110)         (3,315)
   Surrender charges                                                                 (2)            959
                                                                          ---------------------------------
                                                                          ---------------------------------
Increase (decrease) in net assets from policy related transactions            2,613,989       1,370,175
                                                                          ---------------------------------
                                                                          ---------------------------------
Total increase (decrease)                                                     3,099,791       1,629,234

Net assets at beginning of period                                             1,946,480         317,246
                                                                          ---------------------------------
                                                                          ---------------------------------
Net assets at end of period                                                  $5,046,271      $1,946,480
                                                                          =================================

(1) Represented operations of Wells Fargo VT Asset Allocation Division until
April 11, 2005 name change. (2) Represented operations of Wells Fargo VT Equity
Income Division until April 11, 2005 name change. (3) Represented operations of
Wells Fargo VT Large Company Growth Division until April 11, 2005 name change.

See accompanying notes:




508-0671120                                                                                             98






                                                                                    Wells Fargo
            Wells Fargo                         Wells Fargo                         Advantage VT
            Advantage VT                        Advantage VT                           Large
               Asset                               Equity                             Company
             Allocation                            Income                              Growth
            Division (1)                        Division (2)                        Division (3)
-------------------------------------------------------------------------------------------------------------
-------------------------------------                                                     -------------------
       2005              2004              2005              2004              2005              2004
-------------------------------------------------------------------------------------------------------------
-------------------------------------                                                     -------------------



     $  16,031         $  12,280       $    4,098        $    2,211         $    1,004     $           -
        49,281            24,216            4,807             4,820              2,675             3,959
       (27,269)           19,729            7,214             8,621             50,435            11,428
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        38,043            56,225           16,119            15,652             54,114            15,387



       613,003           422,703          206,363           103,898            964,941           356,057
        (7,700)           (8,275)          (4,197)          (12,273)            (1,513)           (7,156)
        (2,402)                -                -                 -                 -                  -
        (2,065)             (526)             387              (497)           166,318           (69,261)
      (417,907)         (114,384)         (44,202)          (13,415)          (576,917)          (53,135)
       (48,013)          (36,564)         (22,474)          (14,922)           (19,734)          (11,499)
        (5,702)           (4,776)          (1,999)           (1,113)            (2,588)             (740)
        (7,079)           (6,450)          (3,736)           (9,266)            (1,554)           (2,366)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       122,135           251,728          130,142            52,412            528,953           211,900
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       160,178           307,953          146,261            68,064            583,067           227,287

       724,876           416,923          179,058           110,994            280,191            52,904
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
      $885,054          $724,876         $325,319          $179,058           $863,258          $280,191
=============================================================================================================







                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



                                0508-0671120 160

                        Principal Life Insurance Company
                         Variable Life Separate Account

                          Notes to Financial Statements

                                December 31, 2005

                                0508-0671120 99
1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate
Account) is a segregated investment account of Principal Life Insurance Company
(Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contract holders, each division of the Separate
Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2005, contract holder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Fund, Inc. (8):
   Asset Allocation Account                               Principal LifeTime 2040 Account (3)
   Balanced Account                                       Principal LifeTime 2050 Account (3)
   Bond Account                                           Real Estate Securities Account
   Capital Value Account                                  Short-Term Bond Account, formerly Limited Term
                                                            Bond
   Diversified International Account, formerly              Account until November 21, 2005 name change
     International
     Account until May 1, 2005 name change                SmallCap Account
   Equity Growth Account                                  SmallCap Growth Account
   Equity Income Account                                  SmallCap Value Account
   Government & High Quality Bond Account, formerly
     Government Securities Account until November      AIM V.I. Aggressive Growth Fund Series I
       21, 2005
     name change                                       AIM V.I. Core Equity Fund Series I
   Growth Account                                      AIM V.I. Core Equity Fund Series II
   International Emerging Markets Account              AIM V.I. Core Stock Fund Series I (1)
   International SmallCap Account                      AIM V.I. Dynamics Fund Series I
   LargeCap Blend Account                              AIM V.I. Global Health Care Fund Series I, formerly
   LargeCap Growth Equity Account                         AIM V.I. Health Sciences Fund Series I until
   LargeCap Stock Index Account                           November 21, 2005 name change
   LargeCap Value Account                              AIM V.I. Growth Fund Series I
   MidCap Account                                      AIM V.I. Growth Fund Series II
   MidCap Growth Account                               AIM V.I. International Growth Fund Series I
   MidCap Value Account                                AIM V.I. Mid Cap Core Equity Fund - Series II
   Money Market Account                                AIM V.I. Premier Equity Fund Series I
   Principal LifeTime Strategic Income Account (5)     AIM V.I. Premier Equity Fund Series II
   Principal LifeTime 2010 Account (5)                 AIM V.I. Small Company Growth Fund Series I
   Principal LifeTime 2020 Account (3)                 AIM V.I. Technology Fund Series I
   Principal LifeTime 2030 Account (3)



1. Investment and Accounting Policies (continued)

American Century Variable Portfolios, Inc.:             Janus Aspen Series Flexible Bond Portfolio -
                                                          Service Shares,
   VP Income & Growth Fund                                formerly Janus Aspen Flexible Income Fund
                                                            Service
   VP Ultra Fund                                          Shares until May 20, 2005 name change.
   VP Income & Growth Fund - II                        Janus Aspen Series International Growth Portfolio -
                                                       Service
   VP International Fund - II                             Shares (6)
   VP Mid Cap Value - II                               Janus Aspen Series Mid Cap Growth Portfolio -
                                                       Service
   VP Ultra Fund - II                                     Shares
   VP Value Fund - II                                  Janus Aspen Series Worldwide Growth Portfolio -
                                                        Service
   VP Vista Fund - II                                     Shares
 Dreyfus Investment Portfolios:                        JP Morgan Bond Portfolio Series Trust II
   Core Value Portfolio - Service Shares               JP Morgan Small Company Portfolio Series Trust II
   Founders Discovery Portfolio - Initial Shares        MFS Variable Insurance Trust:
   Founders Growth Portfolio - Initial Shares (4)         Emerging Growth Series - Service Class
 Dreyfus Socially Responsible Growth Fund Inc. -          Global Equity Series - Service Class
   Service
   Shares                                                 MidCap Growth Series - Service Class
     Dreyfus Variable Investment Fund: New Discovery Series - Service Class
      Appreciation Portfolio - Service Shares Value Series - Service Class
 Developing Leaders Portfolio - Service Shares Neuberger Berman AMT Fasciano Portfolio - S Class
 Quality Bond Portfolio - Service Shares Neuberger Berman AMT Guardian Portfolio - I Class
                                                        (2)
 Fidelity Variable Insurance Products Fund:            Neuberger Berman AMT Partners Portfolio - I Class
   Equity-Income Portfolio - IC                        Putnam Variable Trust:
   Equity-Income Portfolio - SC2                          Growth & Income Fund - Class IB
   Growth Portfolio - SC2                                 International Equity Fund - Class IB
   High Income Portfolio - IC                             Voyager Fund - Class IB
   High Income Portfolio - SC2                          Summit Mutual Funds:
 Fidelity Variable Insurance Products Fund II:            Russell 2000 Small Cap Index Portfolio
   Asset Manager Portfolio - SC2                       T. Rowe Price Equity Income Portfolio - II
   Contrafund Portfolio - IC                            Vanguard Variable Insurance Fund:
   Contrafund Portfolio -SC2                              Balanced Portfolio
 Fidelity Variable Insurance Products Fund III:           Equity Index Portfolio
   Mid Cap Portfolio - SC2                                Mid-Cap Index Portfolio
 Franklin Templeton VIP Trust:                          Wells Fargo Advantage Variable Trust Funds:
   Developing Markets Securities Fund - Class 2 (7)       Asset  Allocation  Fund,   formerly  Wells  Fargo
                                                            Variable
   Income Securities Fund - Class 2                        Trust - Asset  Allocation  Fund until  April 11,
                                                               2005
   Mutual Discovery Securities Fund - Class 2              name change
   Mutual Shares Securities Fund - Class 2 Equity Income Fund, formerly Wells
   Fargo Variable Rising Dividends Securities Fund - Class 2 Trust - Equity
   Income Fund until April 11, 2005 Small Cap Value Securities Fund - Class 2
   name change
 Goldman Sachs Variable Insurance Trust:                  Large Company Growth Fund, formerly Wells Fargo
   CORE Small Cap Equity Fund - SCI (7)                    Large Company Growth Fund until April 11, 2005
 Janus Aspen Series Balanced Portfolio - Service           name change
   Shares
 Janus Aspen Series Core Equity Portfolio - Service
   Shares


1. Investment and Accounting Policies (continued)

(1)      Commenced operations March 18, 2004
(2)      Commenced operations March 25, 2004
(3)      Commenced operations August 21, 2004
(4)      Commenced operations November 23, 2004
(5)      Commenced operations January 3, 2005
(6)      Commenced operations May 19, 2005
(7)      Commenced operations November 21, 2005
(8)      Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2005. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Benefit Variable Universal Life Contracts, Executive Variable Universal Life Contracts, Flex Variable Life Contracts, PrinFlex Life(R) Contracts, Survivorship Variable Universal Life Contracts, Variable Universal Life Accumulator Contracts, Variable Universal Life Accumulator II Contracts, and Variable Universal Life Income Contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Reclassification

Reclassifications have been made to the 2004 statements of changes in net assets to conform to the 2005 presentation.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

   Benefit Variable Universal Life Contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense risk is deducted at an annual rate of 0.40% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first through fifth years, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Executive Variable Universal Life Contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense risk is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.0% and a tax charge of 2.0% are deducted from each payment made on behalf of each participant. The sales and tax

2. Expenses and Related Party Transactions

   charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life(R) Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the asset value of each policy. A monthly administration charge of $0.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the administration charge is $6 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums less than or equal to target premium and 0.75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Survivorship Variable Universal Life Insurance Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.80% of the asset value of each policy. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.07 per $1,000 of face amount. The charge of $0.07 is increased by $0.005 per $1,000 for each insured classified as a smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

2. Expenses and Related Party Transactions

   Variable Universal Life Accumulator Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Accumulator II Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charged, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

   Variable Universal Life Income Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charged, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

2. Expenses and Related Party Transactions

During the year ended December 31, 2005, management fees were paid indirectly to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed at the annual rate of 0.35% of the average daily net assets of the LargeCap Stock Index Account, 1.00% of the average daily net assets of the LargeCap Growth Equity Account, and 0.1225% of the average daily net assets of the Principal LifeTime Accounts.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million.

                          Account                                                         Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

    Bond, Government & High Quality Bond, Money Market, Short-Term Bond
                                                                                    0.50 - 0.30%
   Balanced, Equity Income                                                               0.60 - 0.40
   MidCap                                                                                0.65 - 0.45
   Asset Allocation, Equity Growth                                                       0.80 - 0.60
   SmallCap                                                                              0.85 - 0.65
   MidCap Growth, Real Estate Securities                                                 0.90 - 0.70
   SmallCap Growth                                                                       1.00 - 0.80
   SmallCap Value                                                                        1.10 - 0.90
   International SmallCap                                                                1.20 - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first
$250 million of net asset value to net asset values of over $1 billion:





2. Expenses and Related Party Transactions

            Account                                                                       Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Capital Value, Growth                                                            0.60 - 0.40%
   LargeCap Blend, LargeCap Value                                                        0.75 - 0.55
   Diversified International                                                             0.85 - 0.65
   MidCap Value                                                                          1.05 - 0.85
   International Emerging Markets                                                        1.25 - 1.05

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2005:

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Aggressive Growth Series I Division:
      Benefit Variable Universal Life                                    $      395,008    $     291,099
      Executive Variable Universal Life                                         475,282          245,039



   AIM V.I. Core Equity Series I Division:
      Flex Variable Life                                                          7,115              582
      PrinFlex Life(R)                                                          1,123,132          759,243
      Survivorship Variable Universal Life                                       18,792            3,852
      Variable Universal Life Accumulator                                       161,553           95,541

   AIM V.I. Core Equity Series II Division:
      Variable Universal Life Accumulator II                                    156,759           55,939
      Variable Universal Life Income                                             24,947            3,134

   AIM V.I. Core Stock Series I Division:
      Benefit Variable Universal Life                                               907              479
      Executive Variable Universal Life                                          85,197           10,091

   AIM V.I. Dynamics Series I Division:
      Benefit Variable Universal Life                                            11,918            7,735
      Executive Variable Universal Life                                          96,575           39,867
      Flex Variable Life                                                          3,444            3,964
      PrinFlex Life(R)                                                            325,147          340,330
      Survivorship Variable Universal Life                                       52,210            1,768
      Variable Universal Life Accumulator                                        28,848           30,910







4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Global Health Care Series I Division
      Benefit Variable Universal Life                                    $     271,354    $     102,714
      Executive Variable Universal Life                                        404,787          296,934
      Flex Variable Life                                                        10,448            4,145
      PrinFlex Life(R)                                                         2,516,261        2,270,758
      Survivorship Variable Universal Life                                     182,168           94,073
      Variable Universal Life Accumulator                                      302,854          203,262
      Variable Universal Life Accumulator II                                   390,591          101,359
      Variable Universal Life Income                                            44,786            4,406

   AIM V.I. Growth Series I Division:
      Flex Variable Life                                                           189            1,915
      PrinFlex Life(R)                                                           703,134          782,168
      Survivorship Variable Universal Life                                       5,538            3,783
      Variable Universal Life Accumulator                                       85,391           76,830

   AIM V.I. Growth Series II Division:
      Variable Universal Life Accumulator II                                   182,304           46,197
      Variable Universal Life Income                                            12,307            2,984

   AIM V.I. International Growth Series I Division:
      Benefit Variable Universal Life                                          391,361           94,103
      Executive Variable Universal Life                                      2,400,850        1,488,175

   AIM V.I. Premier Equity Series I Division:
      Benefit Variable Universal Life                                            4,452            2,519
      Executive Variable Universal Life                                          8,884               23
      Flex Variable Life                                                         6,698            2,787
      PrinFlex Life(R)                                                         2,343,055        2,036,978
      Survivorship Variable Universal Life                                     127,701           14,818
      Variable Universal Life Accumulator                                      274,588          162,094

   AIM V.I. Premier Equity Series II Division:
      Variable Universal Life Accumulator II                                   681,340          196,241
      Variable Universal Life Income                                           223,813           30,066



4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Small Company Growth Series I Division:
      Benefit Variable Universal Life                                    $     182,660     $    163,700
      Executive Variable Universal Life                                        601,283          280,086
      Flex Variable Life                                                         1,324            2,258
      PrinFlex Life(R)                                                         1,191,274        1,114,539
      Survivorship Variable Universal Life                                       3,004            1,519
      Variable Universal Life Accumulator                                       64,088           41,702

   AIM V.I. Technology Series I Division:
      Benefit Variable Universal Life                                           70,325           34,586
      Executive Variable Universal Life                                        527,468          352,579
      Flex Variable Life                                                        19,226           35,303
      PrinFlex Life(R)                                                         1,241,528        1,231,756
      Survivorship Variable Universal Life                                       5,306            3,481
      Variable Universal Life Accumulator                                      129,649          121,153

   American Century VP Income & Growth Division:
      Flex Variable Life                                                         8,037              993
      PrinFlex Life(R)                                                         2,881,360        2,213,796
      Survivorship Variable Universal Life                                      53,464           14,827
      Variable Universal Life Accumulator                                      263,912          151,098

   American Century VP Ultra Division:
      Flex Variable Life                                                           568            2,826
      PrinFlex Life(R)                                                         1,594,222        1,282,127
      Survivorship Variable Universal Life                                      75,507           18,842
      Variable Universal Life Accumulator                                      207,363          120,210

   American Century VP II Income & Growth Division:
      Benefit Variable Universal Life                                          155,821           34,912
      Executive Variable Universal Life                                        372,877           88,339
      Variable Universal Life Accumulator II                                   217,044           50,774
      Variable Universal Life Income                                            70,703            6,412





4. Purchases and Sales of Investments (continued)

  Division                                                                Purchase           Sales
  --------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------

  American Century VP II International Division:
     Benefit Variable Universal Life                                    $      28,009   $        4,415
     Executive Variable Universal Life                                        372,494          345,030

  American Century VP II Ultra Division:
     Benefit Variable Universal Life                                          109,433            3,531
     Executive Variable Universal Life                                        837,773          589,200
     Variable Universal Life Accumulator II                                   319,040           98,020
     Variable Universal Life Income                                            73,139           10,330

  American Century VP II Value Division:
     Benefit Variable Universal Life                                        1,095,364          562,188
     Executive Variable Universal Life                                      2,317,963        1,289,433
     Flex Variable Life                                                         9,012            9,481
     PrinFlex Life(R)                                                         3,464,220        2,264,599
     Survivorship Variable Universal Life                                     276,606           34,934
     Variable Universal Life Accumulator                                      249,182           88,847
     Variable Universal Life Accumulator II                                   651,155          113,130
     Variable Universal Life Income                                           345,360           22,614

  Asset Allocation Division:
     Flex Variable Life                                                         4,846            5,301
     PrinFlex Life(R)                                                         6,837,751        6,790,467
     Survivorship Variable Universal Life                                     187,797          191,029
     Variable Universal Life Accumulator                                      379,896          459,691
     Variable Universal Life Accumulator II                                   323,108          123,254
     Variable Universal Life Income                                            38,348           23,216

  Balanced Division:
     Flex Variable Life                                                       333,014          499,836
     PrinFlex Life(R)                                                         5,902,078        5,431,147
     Survivorship Variable Universal Life                                      72,344          109,452
     Variable Universal Life Accumulator                                      325,903          137,779
     Variable Universal Life Accumulator II                                   216,386           86,792
     Variable Universal Life Income                                            55,935           30,174








4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Bond Division:
      Benefit Variable Universal Life                                     $  1,148,081    $     766,719
      Executive Variable Universal Life                                      3,300,269        2,333,027
      Flex Variable Life                                                       645,538          491,860
      PrinFlex Life(R)                                                        18,316,324       16,047,958
      Survivorship Variable Universal Life                                     491,414          281,320
      Variable Universal Life Accumulator                                    1,063,197          614,815
      Variable Universal Life Accumulator II                                 1,760,443          493,066
      Variable Universal Life Income                                           506,586           67,630

   Capital Value Division:
      Benefit Variable Universal Life                                           31,102            2,214
      Executive Variable Universal Life                                        614,851          324,307
      Flex Variable Life                                                       551,750        1,336,673
      PrinFlex Life(R)                                                         6,384,290        7,002,832
      Survivorship Variable Universal Life                                     451,899          215,157
      Variable Universal Life Accumulator                                    3,670,700          739,387
      Variable Universal Life Accumulator II                                   653,797          196,314
      Variable Universal Life Income                                           139,687           21,455

   Diversified International Division:
      Benefit Variable Universal Life                                          551,150           87,912
      Executive Variable Universal Life                                      3,042,333        1,751,761
      Flex Variable Life                                                        81,846           59,504
      PrinFlex Life(R)                                                        12,393,803       10,820,248
      Survivorship Variable Universal Life                                     630,509          483,017
      Variable Universal Life Accumulator                                    2,647,092          632,192
      Variable Universal Life Accumulator II                                 2,010,236          537,709
      Variable Universal Life Income                                           669,318           90,966

   Dreyfus IP Core Value Service Shares Division:
      Benefit Variable Universal Life                                            1,969              916
      Executive Variable Universal Life                                        999,189          928,156









4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Dreyfus IP Founders Discovery Initial Shares Division:
      Benefit Variable Universal Life                                  $         3,064  $         1,429
      Executive Variable Universal Life                                         21,282           19,365
      Flex Variable Life                                                         4,209            2,904
      PrinFlex Life(R)                                                           436,958          437,061
      Survivorship Variable Universal Life                                      12,184              630
      Variable Universal Life Accumulator                                       99,903           48,269

   Dreyfus IP Founders Growth Initial Shares Division:
      Executive Variable Universal Life                                         35,900            5,289

   Dreyfus Socially Responsible Growth Service Shares Division:
      Benefit Variable Universal Life                                           31,140            3,060
      Executive Variable Universal Life                                         36,444           34,543

   Dreyfus VIF Appreciation Service Shares Division:
      Benefit Variable Universal Life                                          199,276          134,241
      Executive Variable Universal Life                                        497,916          263,445

   Dreyfus VIF Developing Leaders Service Shares Division:
      Benefit Variable Universal Life                                          229,702          178,551
      Executive Variable Universal Life                                      1,084,217        1,190,641
      Variable Universal Life Accumulator II                                   528,781          142,403
      Variable Universal Life Income                                           172,254           20,019

   Dreyfus VIF Quality Bond Service Shares Division:
      Benefit Variable Universal Life                                          168,334          136,877
      Executive Variable Universal Life                                      1,383,923          774,659

   Equity Growth Division:
      Benefit Variable Universal Life                                          295,200          140,333
      Executive Variable Universal Life                                        978,691          637,389
      Flex Variable Life                                                        19,265            5,550
      PrinFlex Life(R)                                                        17,292,960       18,708,222
      Survivorship Variable Universal Life                                     823,420          861,163
      Variable Universal Life Accumulator                                      650,316          443,155
      Variable Universal Life Accumulator II                                   996,867          325,224
      Variable Universal Life Income                                           242,765           34,562
4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Equity Income Division:
      Flex Variable Life                                               $         5,865  $         1,280
      PrinFlex Life(R)                                                         2,196,689        1,606,888
      Survivorship Variable Universal Life                                      66,437          109,083
      Variable Universal Life Accumulator                                      157,071           75,679
      Variable Universal Life Accumulator II                                   237,152           61,675
      Variable Universal Life Income                                            45,985            6,365

   Fidelity VIP Equity-Income Initial Class Division:
      Flex Variable Life                                                        61,671           10,271
      PrinFlex Life(R)                                                        23,999,890       22,354,712
      Survivorship Variable Universal Life                                   1,501,603          630,879
      Variable Universal Life Accumulator                                      780,135          444,960

   Fidelity VIP Equity-Income Service Class 2 Division:
      Benefit Variable Universal Life                                        1,445,241        1,154,737
      Executive Variable Universal Life                                      7,006,734        5,459,340
      Variable Universal Life Accumualtor II                                 1,455,882          374,118
      Variable Universal Life Income                                           392,636           43,163

   Fidelity VIP Growth Service Class 2 Division:
      Benefit Variable Universal Life                                          877,106          591,041
      Executive Variable Universal Life                                      2,418,716        2,053,267
      Flex Variable Life                                                         2,281            2,293
      PrinFlex Life(R)                                                         1,223,913        1,207,121
      Survivorship Variable Universal Life                                      28,777          191,908
      Variable Universal Life Accumulator                                      211,832          134,783
      Variable Universal Life Accumulator II                                   470,780          158,829
      Variable Universal Life Income                                            93,057           14,001

   Fidelity VIP High Income Initial Class Division:
      Flex Variable Life                                                         1,798            1,462
      PrinFlex Life(R)                                                         4,939,535        4,031,456
      Survivorship Variable Universal Life                                      68,121           40,425
      Variable Universal Life Accumulator                                      100,872           51,655








4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Fidelity VIP High Income Service Class 2 Division:
      Benefit Variable Universal Life                                    $     393,007    $     318,053
      Executive Variable Universal Life                                      2,029,437          859,202
      Variable Universal Life Accumulator II                                   277,014           47,139
      Variable Universal Life Income                                            17,789            2,291

   Fidelity VIP II Asset Manager Service Class 2 Division:
      Benefit Variable Universal Life                                          282,622          201,748
      Executive Variable Universal Life                                        743,592          741,766

   Fidelity VIP II Contrafund Initial Class Division:
      Flex Variable Life                                                        57,328            7,262
      PrinFlex Life(R)                                                        27,244,664       26,317,688
      Survivorship Variable Universal Life                                     729,316          455,358
      Variable Universal Life Accumulator                                    1,225,480          539,537

   Fidelity VIP II Contrafund Service Class 2 Division:
      Benefit Variable Universal Life                                        2,609,560        1,366,081
      Executive Variable Universal Life                                      9,054,231        5,518,319
      Variable Universal Life Accumulator II                                 1,605,385          418,743
      Variable Universal Life Income                                           545,561           62,604

   Fidelity VIP III Mid Cap Service Class 2 Division:
      Benefit Variable Universal Life                                        2,432,245        1,353,074
      Executive Variable Universal Life                                      9,109,010        5,577,111
      Variable Universal Life Accumulator II                                   657,527          153,648
      Variable Universal Life Income                                           252,211           45,155

   Franklin Income Securities Class 2 Division:
      Benefit Variable Universal Life                                          461,029          242,675
      Executive Variable Universal Life                                      8,783,475        5,379,779

   Franklin Mutual Discovery Securities Class 2 Division:
      Benefit Variable Universal Life                                          756,396          443,235
      Executive Variable Universal Life                                      4,441,680        2,853,073



4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Franklin Mutual Shares Class 2 Division:
      Benefit Variable Universal Life                                     $    361,039     $    320,134
      Executive Variable Universal Life                                        963,461          668,468

   Franklin Rising Dividends Securities Class 2 Division:
      Benefit Variable Universal Life                                          501,549          429,835
      Executive Variable Universal Life                                      3,268,205        2,749,152

   Franklin Small Cap Value Securities Class 2 Division:
      Benefit Variable Universal Life                                          536,721          242,962
      Executive Variable Universal Life                                      2,561,663        2,131,386

   Franklin Templeton Developing Markets Securities Class 2 Division:
      Executive Variable Universal Life                                         62,457                -

   Goldman Sachs VIT CORE Small Cap Equity Service Class I Division:
      Executive Variable Universal Life                                         62,355                -

   Government & High Quality Bond Division:
      Benefit Variable Universal Life                                          608,865          476,842
      Executive Variable Universal Life                                      1,988,380          987,008
      Flex Variable Life                                                        60,996           72,842
      PrinFlex Life(R)                                                        18,086,524       17,292,299
      Survivorship Variable Universal Life                                     538,848        1,290,746
      Variable Universal Life Accumulator                                    1,672,732        1,425,032
      Variable Universal Life Accumulator II                                 1,044,792          379,339
      Variable Universal Life Income                                           205,065           31,136

   Growth Division:
      Benefit Variable Universal Life                                            7,048              716
      Executive Variable Universal Life                                         48,734           14,358
      Flex Variable Life                                                         3,161            3,300
      PrinFlex Life(R)                                                         5,124,203        4,803,434
      Survivorship Variable Universal Life                                     440,307          452,933
      Variable Universal Life Accumulator                                      123,327           65,204
      Variable Universal Life Accumulator II                                   387,117           43,267
      Variable Universal Life Income                                            26,250            2,179
4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   International Emerging Markets Division:
      Flex Variable Life                                                  $    105,257   $       71,740
      PrinFlex Life(R)                                                         7,327,525        4,103,533
      Survivorship Variable Universal Life                                     348,807           30,837
      Variable Universal Life Accumulator                                      663,540          247,905
      Variable Universal Life Accumulator II                                 1,426,290          294,762
      Variable Universal Life Income                                           379,940           39,917

   International SmallCap Division:
      Benefit Variable Universal Life                                        1,355,219          808,001
      Executive Variable Universal Life                                      5,372,522        2,906,272
      Flex Variable Life                                                       109,085           94,731
      PrinFlex Life(R)                                                        17,279,706       14,476,642
      Survivorship Variable Universal Life                                     530,877          379,217
      Variable Universal Life Accumulator                                      820,961          633,401
      Variable Universal Life Accumulator II                                 1,457,407          478,780
      Variable Universal Life Income                                           440,105           61,848

   Janus Aspen Balanced Service Shares Division:
      Benefit Variable Universal Life                                           48,594           21,188
      Executive Variable Universal Life                                         17,261           14,109

   Janus Aspen Core Equity Service Shares Division:
      Benefit Variable Universal Life                                          283,217          174,979
      Executive Variable Universal Life                                        893,514          449,086

   Janus Aspen Flexible Bond Service Shares Division:
      Benefit Variable Universal Life                                          543,843          417,437
      Executive Variable Universal Life                                      1,737,884        1,133,262

   Janus Aspen International Growth Service Shares Division:
      Benefit Variable Universal Life                                            2,824               48
      Executive Variable Universal Life                                         33,756               53





4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Janus Aspen Mid Cap Growth Service Shares Division:
      Benefit Variable Universal Life                                    $      23,328   $        6,852
      Executive Variable Universal Life                                        283,453          179,033
      Flex Variable Life                                                        20,460           17,775
      PrinFlex Life(R)                                                         2,862,097        2,507,777
      Survivorship Variable Universal Life                                       8,538            7,146
      Variable Universal Life Accumulator                                      174,497          132,669

   Janus Aspen Worldwide Growth Service Shares Division:
      Benefit Variable Universal Life                                          212,531          129,923
      Executive Variable Universal Life                                        385,578          336,431

   JP Morgan Bond Division:
      Benefit Variable Universal Life                                           99,851           48,304
      Executive Variable Universal Life                                        984,230          645,512

   JP Morgan Small Company Division:
      Benefit Variable Universal Life                                          515,758          280,536
      Executive Variable Universal Life                                      1,288,059          711,308

   LargeCap Blend Division:
      Benefit Variable Universal Life                                          707,166          542,496
      Executive Variable Universal Life                                      1,236,357        1,050,887
      Flex Variable Life                                                        10,408            3,857
      PrinFlex Life(R)                                                         1,475,472          869,095
      Survivorship Variable Universal Life                                     123,935           28,201
      Variable Universal Life Accumulator                                      330,480          171,565
      Variable Universal Life Accumulator II                                 1,177,834          368,517
      Variable Universal Life Income                                           322,109           44,531









4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   LargeCap Growth Equity Division:
      Benefit Variable Universal Life                                    $      43,206    $      26,228
      Executive Variable Universal Life                                        191,843          124,417
      Flex Variable Life                                                         7,897            4,249
      PrinFlex Life(R)                                                           784,907          617,575
      Survivorship Variable Universal Life                                       5,205            1,351
      Variable Universal Life Accumulator                                    3,126,853          320,727
      Variable Universal Life Accumulator II                                   140,579           86,532
      Variable Universal Life Income                                            31,414            2,347

   LargeCap Stock Index Division:
      Flex Variable Life                                                        32,344           16,752
      PrinFlex Life(R)                                                        14,475,444       11,087,355
      Survivorship Variable Universal Life                                     488,802          664,143
      Variable Universal Life Accumulator                                      525,929          317,572
      Variable Universal Life Accumulator II                                   861,071          373,211
      Variable Universal Life Income                                           403,781           39,028

   LargeCap Value Division:
      Benefit Variable Universal Life                                          385,874          151,207
      Executive Variable Universal Life                                      1,576,219        1,001,066
      Flex Variable Life                                                         9,589            5,506
      PrinFlex Life(R)                                                         2,779,867        1,995,855
      Survivorship Variable Universal Life                                     234,308           36,022
      Variable Universal Life Accumulator                                      434,022          185,320
      Variable Universal Life Accumulator II                                 1,196,497          401,897
      Variable Universal Life Income                                           355,985           45,248

   MFS VIT Emerging Growth Service Class Division:
      Benefit Variable Universal Life                                           78,455           51,715
      Executive Variable Universal Life                                         51,630           25,049

   MFS VIT MidCap Growth Service Class Division:
      Benefit Variable Universal Life                                           74,652           19,113
      Executive Variable Universal Life                                        308,996          322,304








4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   MFS VIT New Discovery Service Class Division:
      Benefit Variable Universal Life                                    $     288,014     $    147,310
      Executive Variable Universal Life                                        640,830          501,645
      Variable Universal Life Accumulator II                                    80,460           28,326
      Variable Universal Life Income                                            21,383            4,044

   MFS VIT Value Service Class Division:
      Benefit Variable Universal Life                                          102,482           70,260
      Executive Variable Universal Life                                        877,690          700,452

   MidCap Division:
      Benefit Variable Universal Life                                          567,177          260,940
      Executive Variable Universal Life                                      3,773,208        2,954,428
      Flex Variable Life                                                     1,683,022        2,411,624
      PrinFlex Life(R)                                                        28,483,387       28,001,785
      Survivorship Variable Universal Life                                     877,659          408,362
      Variable Universal Life Accumulator                                    1,301,404          914,824
      Variable Universal Life Accumulator II                                 1,513,168          465,195
      Variable Universal Life Income                                           503,630           63,549

   MidCap Growth Division:
      Benefit Variable Universal Life                                          130,350           78,705
      Executive Variable Universal Life                                        755,004          564,848
      Flex Variable Life                                                        38,439           20,788
      PrinFlex Life(R)                                                         4,891,870        4,503,922
      Survivorship Variable Universal Life                                     315,622          321,495
      Variable Universal Life Accumulator                                      506,457          273,885
      Variable Universal Life Accumulator II                                 1,078,958          232,016
      Variable Universal Life Income                                           199,212           25,410









4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   MidCap Value Division:
      Benefit Variable Universal Life                                     $  1,080,288    $     877,582
      Executive Variable Universal Life                                      3,548,776        2,392,606
      Flex Variable Life                                                        35,376           29,623
      PrinFlex Life(R)                                                         8,268,250        6,690,004
      Survivorship Variable Universal Life                                     432,732          149,879
      Variable Universal Life Accumulator                                      641,838          350,819
      Variable Universal Life Accumulator II                                 1,294,545          413,276
      Variable Universal Life Income                                           344,185           49,301

   Money Market Division:
      Benefit Variable Universal Life                                       11,028,659        9,342,566
      Executive Variable Universal Life                                     64,575,900       51,558,215
      Flex Variable Life                                                       484,125          341,588
      PrinFlex Life(R)                                                        28,851,077       30,354,887
      Survivorship Variable Universal Life                                   1,868,316        1,573,337
      Variable Universal Life Accumulator                                    1,763,695        1,877,806
      Variable Universal Life Accumulator II                                12,430,422       11,559,929
      Variable Universal Life Income                                         8,424,072        7,969,404

   Neuberger Berman AMT Guardian I Class Division:
      Benefit Variable Universal Life                                           23,821           12,247
      Executive Variable Universal Life                                        287,750          140,208

   Principal LifeTime Strategic Income Division:
      Variable Universal Life Accumulator II                                       426               50
      Variable Universal Life Income                                             7,804            1,442

   Principal LifeTime 2010 Division:
      Variable Universal Life Accumulator II                                    46,529            1,285
      Variable Universal Life Income                                            96,030            7,595

   Principal LifeTime 2020 Division:
      Variable Universal Life Accumulator II                                   276,228            7,160
      Variable Universal Life Income                                           281,068           25,523








4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Principal LifeTime 2030 Division:
      Variable Universal Life Accumulator II                             $     109,827    $      26,676
      Variable Universal Life Income                                           467,238           51,393

   Principal LifeTime 2040 Division:
      Variable Universal Life Accumulator II                                   177,473           82,243
      Variable Universal Life Income                                           209,308           37,594

   Principal LifeTime 2050 Division:
      Variable Universal Life Accumulator II                                   214,986           17,343
      Variable Universal Life Income                                           106,935           21,296

   Putnam VT Growth & Income Class IB Division:
      Benefit Variable Universal Life                                          157,217          113,762
      Executive Variable Universal Life                                        111,216           47,948

   Putnam VT International Equity Class IB Division:
      Benefit Variable Universal Life                                          389,415          250,398
      Executive Variable Universal Life                                      1,036,446          752,136

   Putnam VT Voyager Class IB Division:
      Benefit Variable Universal Life                                           91,902          116,257
      Executive Variable Universal Life                                        372,402          279,412
      Flex Variable Life                                                         2,257            4,826
      PrinFlex Life(R)                                                         7,110,478        7,656,954
      Survivorship Variable Universal Life                                     247,589          321,811
      Variable Universal Life Accumulator                                      466,980          385,903

   Real Estate Securities Division:
      Benefit Variable Universal Life                                        2,052,129        1,374,970
      Executive Variable Universal Life                                      8,353,604        6,288,311
      Flex Variable Life                                                        33,590           39,488
      PrinFlex Life(R)                                                        24,483,575       22,661,828
      Survivorship Variable Universal Life                                     482,463          449,825
      Variable Universal Life Accumulator                                      939,346          846,228
      Variable Universal Life Accumulator II                                 1,299,437          856,138
      Variable Universal Life Income                                           370,532           48,334

4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Short-Term Bond Division:
      Benefit Variable Universal Life                                    $     171,129    $      58,436
      Executive Variable Universal Life                                        472,117          223,804
      Flex Variable Life                                                        22,712              437
      PrinFlex Life(R)                                                           288,923          316,903
      Survivorship Variable Universal Life                                      12,330           72,409
      Variable Universal Life Accumulator                                       26,110           34,911
      Variable Universal Life Accumulator II                                   177,841           61,278
      Variable Universal Life Income                                           264,442          129,345

   SmallCap Division:
      Benefit Variable Universal Life                                          375,764          224,494
      Executive Variable Universal Life                                        974,511          797,015
      Flex Variable Life                                                        35,445           30,853
      PrinFlex Life(R)                                                         4,303,735        4,079,444
      Survivorship Variable Universal Life                                      73,343           64,383
      Variable Universal Life Accumulator                                    2,015,641          344,254
      Variable Universal Life Accumulator II                                   332,289           95,889
      Variable Universal Life Income                                           122,664           14,965

   SmallCap Growth Division:
      Benefit Variable Universal Life                                          109,010           38,504
      Executive Variable Universal Life                                      1,395,917          938,322
      Flex Variable Life                                                        20,315           15,120
      PrinFlex Life(R)                                                         5,953,500        5,631,375
      Survivorship Variable Universal Life                                     157,284          133,689
      Variable Universal Life Accumulator                                      245,902          182,424
      Variable Universal Life Accumulator II                                   440,196          200,456
      Variable Universal Life Income                                            85,110           10,335









4. Purchases and Sales of Investments (continued)

   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   SmallCap Value Division:
      Benefit Variable Universal Life                                    $   1,521,529    $     880,175
      Executive Variable Universal Life                                     10,691,860        7,597,880
      Flex Variable Life                                                        31,380           23,059
      PrinFlex Life(R)                                                        20,099,350       19,379,124
      Survivorship Variable Universal Life                                     356,329          265,860
      Variable Universal Life Accumulator                                      703,531          513,844
      Variable Universal Life Accumulator II                                   901,514          326,811
      Variable Universal Life Income                                           233,449           25,419

   Vanguard VIF Balanced Division:
      Benefit Variable Universal Life                                        2,401,734        1,549,979
      Executive Variable Universal Life                                      9,394,732        6,668,158

   Vanguard VIF Equity Index Division:
      Benefit Variable Universal Life                                        2,396,813        1,492,889
      Executive Variable Universal Life                                     16,425,022       13,935,031

   Vanguard VIF Mid-Cap Index Division:
      Benefit Variable Universal Life                                        1,370,434          651,688
      Executive Variable Universal Life                                      5,518,807        3,598,277

   Wells Fargo Advantage VT Asset Allocation Division:
      Benefit Variable Universal Life                                           10,048            6,338
      Executive Variable Universal Life                                         91,077           15,538
      Flex Variable Life                                                         4,120               29
      PrinFlex Life(R)                                                           281,465          413,002
      Survivorship Variable Universal Life                                       9,324            1,790
      Variable Universal Life Accumulator                                       73,623           20,789
      Variable Universal Life Accumulator II                                   108,428           26,779
      Variable Universal Life Income                                            67,009            6,631








   Division                                                                Purchase           Sales
   --------------------------------------------------------------------------------------------------------

   Wells Fargo Advantage VT Equity Income Division:
      Executive Variable Universal Life                                $         1,377  $            473
      PrinFlex Life(R)                                                            23,108           13,916
      Survivorship Variable Universal Life                                       7,711            1,737
      Variable Universal Life Accumulator                                       16,563           16,303
      Variable Universal Life Accumulator II                                    95,437           35,799
      Variable Universal Life Income                                            66,265            7,993

   Wells Fargo Advantage VT Large Company Growth Division:
      Benefit Variable Universal Life                                            1,641              124
      Executive Variable Universal Life                                        798,405          377,603
      PrinFlex Life(R)                                                            40,586           35,210
      Survivorship Variable Universal Life                                       1,346              359
      Variable Universal Life Accumulator                                        9,315            3,607
      Variable Universal Life Accumulator II                                    89,196           17,428
      Variable Universal Life Income                                            25,456            1,657








5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

                                                          2005                           2004
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Aggressive Growth Series I
      Division:
      Benefit Variable Universal Life               36,006         26,075          19,740          7,471
      Executive Variable Universal Life             43,501         21,909          21,405          8,531

   AIM V.I. Core Equity Series I Division:
      Flex Variable Life                               723             47              68          1,338
      PrinFlex Life(R)                               114,890         78,613         191,778        198,675
      Survivorship Variable Universal Life           1,822            398           2,066            690
      Variable Universal Life Accumulator           16,050          9,926          18,163         11,943

   AIM V.I. Core Equity Series II Division:
      Variable Universal Life Accumulator II        10,845          3,934           6,073          1,703
      Variable Universal Life Income                 1,713            217              33              1

   AIM V.I. Core Stock Series I Division:
      Benefit Variable Universal Life                   89             47               -              -
      Executive Variable Universal Life              8,473            993           7,274          1,876

   AIM V.I. Dynamics Series I Division:
      Benefit Variable Universal Life                1,343            854           4,828          5,219
      Executive Variable Universal Life             10,647          4,220           4,225            532
      Flex Variable Life                               415            456              21              7
      PrinFlex Life(R)                                37,233         38,694          90,983        103,946
      Survivorship Variable Universal Life           5,653            194               -             39
      Variable Universal Life Accumulator            3,316          3,576           3,696          1,848

   AIM V.I. Global Health Care Series I
      Division:
      Benefit Variable Universal Life               25,466          9,668          19,013         12,338
      Executive Variable Universal Life             38,219         27,489          15,597         11,108
      Flex Variable Life                               999            392             943            883
      PrinFlex Life(R)                               242,533        218,270         359,701        322,706
      Survivorship Variable Universal Life          17,474          9,321           5,081          1,460
      Variable Universal Life Accumulator           29,133         19,595          30,343         14,581
      Variable Universal Life Accumulator II        37,205          9,752          25,229          6,409
      Variable Universal Life Income                 4,157            411             144             16


5. Changes in Units Outstanding (continued)

                                                          2005                           2004
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Growth Series I Division:
      Flex Variable Life                                23            220              38             21
      PrinFlex Life(R)                                83,673         93,634         153,146        142,677
      Survivorship Variable Universal Life             657            446           6,400            294
      Variable Universal Life Accumulator           10,201          9,107          12,027          8,550

   AIM V.I. Growth Series II Division:
      Variable Universal Life Accumulator II        12,610          3,187           7,735          1,549
      Variable Universal Life Income                   846            204              46              5

   AIM V.I. International Growth Series I
      Division:
      Benefit Variable Universal Life               27,821          6,584           2,540             56
      Executive Variable Universal Life            167,050        102,674          47,184          1,788

   AIM V.I. Premier Equity Series I Division:
      Benefit Variable Universal Life                  545            309               -              -
      Executive Variable Universal Life              1,086              3               -              -
      Flex Variable Life                               814            323           2,213            647
      PrinFlex Life(R)                               285,162        251,395         458,113        463,999
      Survivorship Variable Universal Life          15,497          1,800          13,794          7,187
      Variable Universal Life Accumulator           32,465         19,648          35,271         15,070

   AIM V.I. Premier Equity Series II
      Division:
      Variable Universal Life Accumulator II        49,487         14,369          46,699          9,404
      Variable Universal Life Income                16,275          2,187           1,014             52

   AIM V.I. Small Company Growth Series I
      Division:
      Benefit Variable Universal Life               21,086         18,115          20,027          3,861
      Executive Variable Universal Life             68,227         30,176          39,961         32,082
      Flex Variable Life                               154            264             323            119
      PrinFlex Life(R)                               136,125        127,178         218,889        173,318
      Survivorship Variable Universal Life             335            172           1,973            435
      Variable Universal Life Accumulator            7,456          4,883           8,034          6,442










5. Changes in Units Outstanding (continued)

                                                          2005                           2004
                                             --------------------------------------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Technology Series I Division:
      Benefit Variable Universal Life               12,594          6,147          11,459          8,292
      Executive Variable Universal Life             93,412         62,348          28,044         19,883
      Flex Variable Life                             3,478          6,541           4,995          2,845
      PrinFlex Life(R)                               224,848        224,243         429,221        364,919
      Survivorship Variable Universal Life             951            634           2,072            587
      Variable Universal Life Accumulator           23,099         22,088          23,243         14,494

   American Century VP Income & Growth
      Division:
      Flex Variable Life                               747             87             157            140
      PrinFlex Life(R)                               263,427        205,031         231,224        209,987
      Survivorship Variable Universal Life           4,688          1,374           6,876            203
      Variable Universal Life Accumulator           23,161         14,218          27,910         19,335

   American Century VP Ultra Division:
      Flex Variable Life                                74            313              77            151
      PrinFlex Life(R)                               166,897        134,126         206,446        164,963
      Survivorship Variable Universal Life           7,683          1,959          35,181            632
      Variable Universal Life Accumulator           21,643         12,584          29,186         15,695

   American Century VP II Income & Growth
      Division:
      Benefit Variable Universal Life               12,860          2,842           4,381          1,538
      Executive Variable Universal Life             30,376          7,277          22,009            964
      Variable Universal Life Accumulator II        17,850          4,239          16,094          3,030
      Variable Universal Life Income                 5,990            530              64              1

   American Century VP II International
      Division:
      Benefit Variable Universal Life           2,372          395             2,376          70
      Executive Variable Universal Life         31,828         29,528          50,126         28,081

   American Century VP II Ultra Division:
      Benefit Variable Universal Life               10,189            332           4,350          1,192
      Executive Variable Universal Life             77,915         54,184          38,106         23,161
      Variable Universal Life Accumulator II        29,926          9,160          25,190          4,954
      Variable Universal Life Income                 6,871            958             204              8



5. Changes in Units Outstanding (continued)

                                                          2005                           2004
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   American Century VP II Value Division:
      Benefit Variable Universal Life               84,206         44,423          28,547          8,456
      Executive Variable Universal Life            179,506        100,655          29,104         13,336
      Flex Variable Life                               659            768             197             35
      PrinFlex Life(R)                               264,219        182,286         166,386        118,246
      Survivorship Variable Universal Life          18,887          2,770           8,884            941
      Variable Universal Life Accumulator           15,532          7,074          19,663          6,995
      Variable Universal Life Accumulator II        48,026          8,997          30,952          5,370
      Variable Universal Life Income                27,477          1,784             377              8

   Asset Allocation Division:
      Flex Variable Life                               315            429           4,507          1,834
      PrinFlex Life(R)                               394,719        404,282         523,568        504,850
      Survivorship Variable Universal Life          13,600         15,392          24,541         20,854
      Variable Universal Life Accumulator           21,362         27,258          34,055         26,093
      Variable Universal Life Accumulator II        18,815          7,256          16,358          4,126
      Variable Universal Life Income                 2,300          1,347             103              8

   Balanced Division:
      Flex Variable Life                             8,392         15,382          13,606         21,472
      PrinFlex Life(R)                               393,343        381,135         444,638        404,785
      Survivorship Variable Universal Life           5,132         10,274          12,807         15,518
      Variable Universal Life Accumulator           21,722          9,686          19,073         11,343
      Variable Universal Life Accumulator II        14,796          6,113          20,460         10,129
      Variable Universal Life Income                 3,889          2,063             348             10

   Bond Division:
      Benefit Variable Universal Life               68,142         46,848          40,287         11,073
      Executive Variable Universal Life            196,235        142,049         118,047         60,342
      Flex Variable Life                            16,479         14,927           9,377         13,415
      PrinFlex Life(R)                             1,053,667        983,033       1,146,054      1,135,714
      Survivorship Variable Universal Life          29,980         19,837          38,079         10,322
      Variable Universal Life Accumulator           58,460         37,606          72,269         38,455
      Variable Universal Life Accumulator II       102,827         30,124         122,670         64,015
      Variable Universal Life Income                30,757          4,130           1,292             63






5. Changes in Units Outstanding (continued)

                                                          2005                           2004
                                             -------------------------------
                                             --------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased      Redeemed
   --------------------------------------------------------------------------------------------------------

   Capital Value Division:
      Benefit Variable Universal Life                1,902            139             223              -
      Executive Variable Universal Life             38,006         19,733           2,564          3,675
      Flex Variable Life                            13,560         31,712          18,195         31,904
      PrinFlex Life(R)                               401,137        439,395         496,395        516,012
      Survivorship Variable Universal Life          42,866         20,472          21,388          7,548
      Variable Universal Life Accumulator          230,697         46,577         262,496         45,238
      Variable Universal Life Accumulator II        40,829         12,300          36,295          8,607
      Variable Universal Life Income                 8,779          1,337           7,070          6,793

   Diversified International Division:
      Benefit Variable Universal Life               36,402          5,575           4,770            988
      Executive Variable Universal Life            188,937        106,253          77,733         27,995
      Flex Variable Life                             6,839          4,996           4,062            800
      PrinFlex Life(R)                               797,187        714,574         833,260        774,880
      Survivorship Variable Universal Life          52,916         41,768          42,962         13,330
      Variable Universal Life Accumulator          169,920         41,736         213,449         49,958
      Variable Universal Life Accumulator II       131,518         35,121         114,086         22,529
      Variable Universal Life Income                44,369          5,818           2,620             96

   Dreyfus IP Core Value Service Shares
      Division:
      Benefit Variable Universal Life                  161             81           1,937             48
      Executive Variable Universal Life             88,458         81,703          71,433         28,509

   Dreyfus IP Founders Discovery Initial
      Shares Division:
      Benefit Variable Universal Life                  364            158             178              7
      Executive Variable Universal Life              2,523          2,282          23,609          3,448
      Flex Variable Life                               515            343             754            132
      PrinFlex Life(R)                                50,366         51,342          62,709         49,361
      Survivorship Variable Universal Life           1,378             72           1,381             30
      Variable Universal Life Accumulator           11,635          5,648          12,946          3,784

   Dreyfus IP Founders Growth Initial
      Shares Division:
      Executive Variable Universal Life              3,323            512           3,491            126




5. Changes in Units Outstanding (continued)

                                                          2005                           2004
                                             ---------------------------------------------------------------
                                             ---------------------------------------------------------------
   Division                                     Purchased      Redeemed        Purchased       Redeemed
   ----------------------------------------------------------                              -----------------
   ---------------------------------------------------------------------------------------------------------

   Dreyfus Socially Responsible Growth
      Service Shares Division:
      Benefit Variable Universal Life                3,248            314             988             73
      Executive Variable Universal Life              3,565          3,367             646              4

   Dreyfus VIF Appreciation Service Shares
      Division:
      Benefit Variable Universal Life               18,689         12,620          12,578          4,484
      Executive Variable Universal Life             46,149         24,157          25,970          3,140

   Dreyfus VIF Developing Leaders Service
      Shares Division:
      Benefit Variable Universal Life               20,596         16,022          16,830          5,465
      Executive Variable Universal Life             95,247        104,483         137,051        102,803
      Variable Universal Life Accumulator II        47,680         12,804          44,905          7,729
      Variable Universal Life Income                15,414          1,784             706             23

   Dreyfus VIF Quality Bond Service Shares
      Division:
      Benefit Variable Universal Life               13,773         11,823          19,398          3,350
      Executive Variable Universal Life            117,478         66,760          89,020         62,020

   Equity Growth Division:
      Benefit Variable Universal Life               19,056          8,765           6,758          1,145
      Executive Variable Universal Life             62,828         40,208          17,321          7,853
      Flex Variable Life                             2,220            589           2,656          2,446
      PrinFlex Life(R)                             1,129,546      1,222,553       1,401,006      1,290,465
      Survivorship Variable Universal Life          89,335         93,246          81,940         72,289
      Variable Universal Life Accumulator           42,563         29,020          53,125         29,424
      Variable Universal Life Accumulator II        64,963         21,039          60,266         12,623
      Variable Universal Life Income                15,615          2,205           1,425             39

   Equity Income Division:
      Flex Variable Life                               667            147             338            107
      PrinFlex Life(R)                               177,904        130,755         141,286        119,349
      Survivorship Variable Universal Life           6,696         11,225           7,732          2,986
      Variable Universal Life Accumulator           12,813          6,224          13,783          4,215
      Variable Universal Life Accumulator II        19,276          4,993          13,619          2,293
      Variable Universal Life Income                 3,626            509             425              8


5. Changes in Units Outstanding (continued)

                                                           2005                            2004
                                              ------------------------------- --------------------------------
                                              -------------------------------
    Division                                     Purchased      Redeemed         Purchased       Redeemed
    ----------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------

    Fidelity VIP Equity-Income Initial Class
       Division:
       Flex Variable Life                             5,145            842            2,017            602
       PrinFlex Life(R)                             1,240,617      1,234,808        1,316,714      1,156,306
       Survivorship Variable Universal Life         114,697         52,403           48,177         13,669
       Variable Universal Life Accumulator           37,378         24,352           49,002         29,927

    Fidelity VIP Equity-Income Service
       Class 2 Division:
       Benefit Variable Universal Life              118,775         97,643           74,116         19,363
       Executive Variable Universal Life            577,547        457,546          214,871         82,303
       Variable Universal Life Accumulator II       118,063         31,856          104,756         18,369
       Variable Universal Life Income                33,544          3,648            1,147             47

    Fidelity VIP Growth Service Class 2
       Division:
       Benefit Variable Universal Life               85,212         57,103           48,115         11,073
       Executive Variable Universal Life            236,515        199,321          248,693        150,973
       Flex Variable Life                               232            226              119            321
       PrinFlex Life(R)                               122,519        121,461          153,207         94,185
       Survivorship Variable Universal Life           2,837         19,381            8,802          1,627
       Variable Universal Life Accumulator           20,865         13,386           32,674          8,434
       Variable Universal Life Accumulator II        46,330         15,700           46,164          9,007
       Variable Universal Life Income                 9,026          1,363              628             20

    Fidelity VIP High Income Initial Class
       Division:
       Flex Variable Life                                64            112              239             55
       PrinFlex Life(R)                               344,846        342,260          378,978        371,215
       Survivorship Variable Universal Life           3,585          4,118           12,177          4,441
       Variable Universal Life Accumulator            6,156          4,429            6,365          2,853

    Fidelity VIP High Income Service Class 2
       Division:
       Benefit Variable Universal Life               24,106         22,300           21,531          5,400
       Executive Variable Universal Life            128,961         59,595           54,280         22,624
       Variable Universal Life Accumulator II        15,951          3,290           17,471          1,413
       Variable Universal Life Income                 1,184            160                2              1



5. Changes in Units Outstanding (continued)

                                                           2005                            2004
                                              ------------------------------- --------------------------------
                                              -------------------------------
    Division                                     Purchased      Redeemed         Purchased       Redeemed
    ----------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------

    Fidelity VIP II Asset Manager Service
       Class 2 Division:
       Benefit Variable Universal Life               23,988         17,369           14,694          4,645
       Executive Variable Universal Life             61,973         63,953           58,121         44,094

    Fidelity VIP II Contrafund Initial Class
       Division:
       Flex Variable Life                             4,554            472            1,532            688
       PrinFlex Life(R)                             1,196,364      1,160,346        1,330,347      1,204,753
       Survivorship Variable Universal Life          53,691         34,822           73,057         45,182
       Variable Universal Life Accumulator           53,194         23,594           52,174         32,336

    Fidelity VIP II Contrafund Service Class
       2 Division:
       Benefit Variable Universal Life              185,317         95,914           46,675         13,193
       Executive Variable Universal Life            649,524        387,930          207,066         41,889
       Variable Universal Life Accumulator II       119,554         30,807           98,788         16,105
       Variable Universal Life Income                40,182          4,510              554             28

    Fidelity VIP III Mid Cap Service Class 2
       Division:
       Benefit Variable Universal Life              150,488         82,723           57,946         14,681
       Executive Variable Universal Life            564,197        338,541          245,171         90,312
       Variable Universal Life Accumulator II        41,872          9,807           31,199          3,593
       Variable Universal Life Income                15,693          2,808              404             16

    Franklin Income Securities Class 2
       Division:
       Benefit Variable Universal Life               31,350         16,849           12,304          1,351
       Executive Variable Universal Life            601,623        372,233          156,245         99,050

    Franklin Mutual Discovery Securities
       Class 2 Division:
       Benefit Variable Universal Life               54,476         31,654           11,782            535
       Executive Variable Universal Life            315,190        199,714           77,914         38,243






5. Changes in Units Outstanding (continued)

                                                          2005                            2004
                                             ---------------------------------------------------------------
                                             ---------------------------------------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ------------------------------------------------------------------------- -------------------------------
   ------------------------------------------------------------------------- -------------------------------

   Franklin Mutual Shares Class 2 Division:
      Benefit Variable Universal Life               28,655         25,664           34,668          4,017
      Executive Variable Universal Life             76,385         52,849           74,248         43,792

   Franklin Rising Dividends Securities
      Class 2 Division:
      Benefit Variable Universal Life               41,819         36,675           42,274          9,861
      Executive Variable Universal Life            275,804        234,489          194,409        119,029

   Franklin Small Cap Value Securities Class
      2 Division:
      Benefit Variable Universal Life               39,453         17,628           22,596          7,270
      Executive Variable Universal Life            183,138        152,433          112,563         60,266

   Franklin Templeton Developing Markets
      Securities Class 2 Division:
      Executive Variable Universal Life              5,867              -                -              -

   Goldman Sachs VIT CORE Small Cap Equity
      Service Class I Division:
      Executive Variable Universal Life              6,156              -                -              -

   Government & High Quality Bond Division:
      Benefit Variable Universal Life               35,647         29,016           29,748          9,465
      Executive Variable Universal Life            118,685         60,015           83,591         92,600
      Flex Variable Life                             4,315          6,051            4,379          4,722
      PrinFlex Life(R)                             1,059,475      1,055,952        1,060,240      1,105,168
      Survivorship Variable Universal Life          25,615         91,272          237,180        253,588
      Variable Universal Life Accumulator           92,450         87,073          104,374         95,326
      Variable Universal Life Accumulator II        61,143         23,112           52,979         15,794
      Variable Universal Life Income                12,431          1,899              433             31









5. Changes in Units Outstanding (continued)

                                                          2005                            2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   -------------------------------------------              ----------------
   ------------------------------------------------------------------------- -------------------------------
   Growth Division:
      Benefit Variable Universal Life                  576             58                -              -
      Executive Variable Universal Life              3,943          1,139            3,512              1
      Flex Variable Life                               358            367              848             30
      PrinFlex Life(R)                               429,383        412,353          482,394        457,181
      Survivorship Variable Universal Life          58,383         62,275           40,482         23,659
      Variable Universal Life Accumulator           10,363          5,639           12,035          7,109
      Variable Universal Life Accumulator II        31,498          3,637            8,541          2,653
      Variable Universal Life Income                 2,191            181               71              5

   International Emerging Markets Division:

      Flex Variable Life                             5,238          4,241            6,363          5,413
      PrinFlex Life(R)                               365,643        231,930          197,386        135,034
      Survivorship Variable Universal Life          17,038          1,763            4,484            845
      Variable Universal Life Accumulator           28,118         14,504           23,568         11,445
      Variable Universal Life Accumulator II        64,459         16,712           43,829          8,726
      Variable Universal Life Income                18,288          2,179              855             31

   International SmallCap Division:
      Benefit Variable Universal Life               58,183         34,181           28,667          5,949
      Executive Variable Universal Life            231,282        120,266           61,922         11,508
      Flex Variable Life                             7,110          6,309            2,591            306
      PrinFlex Life(R)                               768,841        653,870          552,576        420,913
      Survivorship Variable Universal Life          25,672         19,636           83,893         29,766
      Variable Universal Life Accumulator           35,849         28,509           36,053         19,514
      Variable Universal Life Accumulator II        64,693         21,295           43,999          9,249
      Variable Universal Life Income                19,700          2,675              839             26

   Janus Aspen Balanced Service Shares
      Division:
      Benefit Variable Universal Life                4,120          1,783            1,100            829
      Executive Variable Universal Life              1,436          1,204           39,505         54,457

   Janus Aspen Core Equity Service Shares
      Division:
      Benefit Variable Universal Life               23,309         14,389            6,736          6,008
      Executive Variable Universal Life             74,225         36,140           49,915         46,021




5. Changes in Units Outstanding (continued)

                                                                  2005                            2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ------------------------------------------------------------------------- -------------------------------
   ------------------------------------------------------------------------- -------------------------------

   Janus Aspen Flexible Bond Service
      Shares Division:
      Benefit Variable Universal Life               42,001         34,496           24,272         11,076
      Executive Variable Universal Life            127,973         93,375           98,322         86,559

   Janus Aspen International Growth Service
      Shares Division:
      Benefit Variable Universal Life                  201              3                -              -
      Executive Variable Universal Life              2,111              3                -              -

   Janus Aspen Mid Cap Growth Service Shares
      Division:
      Benefit Variable Universal Life                2,490            726                -              -
      Executive Variable Universal Life             30,090         18,187            5,325         29,329
      Flex Variable Life                             2,276          1,962              419          2,716
      PrinFlex Life(R)                               319,644        280,492          340,644        291,336
      Survivorship Variable Universal Life             927            792            4,838            443
      Variable Universal Life Accumulator           19,591         14,935           26,062         13,491

   Janus Aspen Worldwide Growth Service
      Shares Division:
      Benefit Variable Universal Life               21,212         13,028           11,116          4,751
      Executive Variable Universal Life             36,492         32,206           29,213          4,322

   JP Morgan Bond Division:
      Benefit Variable Universal Life                8,037          4,080            5,458            650
      Executive Variable Universal Life             81,527         54,545           26,539          9,977

   JP Morgan Small Company Division:
      Benefit Variable Universal Life               36,069         20,531           16,607          6,739
      Executive Variable Universal Life             87,114         52,607           61,795         31,167

   LargeCap Blend Division:
      Benefit Variable Universal Life               61,970         47,271            1,251            580
      Executive Variable Universal Life            106,775         90,456            7,543         16,792
      Flex Variable Life                               927            332            1,525            504
      PrinFlex Life(R)                               128,373         76,680          107,369         53,680
      Survivorship Variable Universal Life          10,938          2,501            9,005          1,618
      Variable Universal Life Accumulator           28,566         14,958           34,804         14,253
      Variable Universal Life Accumulator II       102,502         32,199          103,159         19,946
      Variable Universal Life Income                28,107          3,864            1,962             58
5. Changes in Units Outstanding (continued)

                                                                  2005                            2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ------------------------------------------------------------------------- -------------------------------
   ------------------------------------------------------------------------- -------------------------------

   LargeCap Growth Equity Division:
      Benefit Variable Universal Life                3,264          1,982            5,162          3,070
      Executive Variable Universal Life             14,604          9,460                -              -
      Flex Variable Life                               617            319            1,000            202
      PrinFlex Life(R)                                60,626         47,542          116,789         97,076
      Survivorship Variable Universal Life             398            103              486            192
      Variable Universal Life Accumulator          238,278         24,591          253,657         30,769
      Variable Universal Life Accumulator II        10,733          6,630           11,575          2,454
      Variable Universal Life Income                 2,403            179              258              7

   LargeCap Stock Index Division:
      Flex Variable Life                             3,346          1,629            2,731          1,798
      PrinFlex Life(R)                             1,511,454      1,155,899        1,601,274      1,327,893
      Survivorship Variable Universal Life          51,161         69,309           41,166         38,397
      Variable Universal Life Accumulator           54,392         33,158           66,340         57,537
      Variable Universal Life Accumulator II        89,025         38,592          115,373         20,097
      Variable Universal Life Income                40,993          4,007            4,240             58

   LargeCap Value Division:
      Benefit Variable Universal Life               31,146         12,054            5,996            627
      Executive Variable Universal Life            125,967         79,763           17,738          7,935
      Flex Variable Life                               764            415            2,564            348
      PrinFlex Life(R)                               225,811        163,530          161,557        104,201
      Survivorship Variable Universal Life          18,802          2,922           29,625          1,006
      Variable Universal Life Accumulator           34,868         15,016           42,917         16,101
      Variable Universal Life Accumulator II        96,604         32,473           96,140         18,383
      Variable Universal Life Income                28,670          3,640            1,793             70

   MFS VIT Emerging Growth Service
      Class Division:
      Benefit Variable Universal Life                6,967          4,553            4,292          2,049
      Executive Variable Universal Life              4,603          2,239           12,339          5,330

   MFS VIT MidCap Growth Service Class
      Division:
      Benefit Variable Universal Life                7,067          1,767            5,678          1,891
      Executive Variable Universal Life             28,534         29,448           47,307         22,820




5. Changes in Units Outstanding (continued)

                                                                  2005                            2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ---------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------

   MFS VIT New Discovery Service Class
      Division:
      Benefit Variable Universal Life               26,615         13,677            8,852          3,935
      Executive Variable Universal Life             61,349         47,839           81,250         32,096
      Variable Universal Life Accumulator II         7,638          2,722           20,768          1,705
      Variable Universal Life Income                 2,073            381              106              5

   MFS VIT Value Service Class Division:
      Benefit Variable Universal Life                8,088          5,695            8,474          5,612
      Executive Variable Universal Life             69,886         56,167           33,518         45,294

   MidCap Division:
      Benefit Variable Universal Life               24,383         11,214            9,568            882
      Executive Variable Universal Life            160,044        124,714           78,500         46,226
      Flex Variable Life                            20,035         32,446           25,560         36,481
      PrinFlex Life(R)                             1,231,498      1,245,521        1,253,288      1,090,752
      Survivorship Variable Universal Life          47,467         23,291           23,514          9,523
      Variable Universal Life Accumulator           55,202         40,470           70,208         35,777
      Variable Universal Life Accumulator II        65,501         20,487           55,930         13,260
      Variable Universal Life Income                22,352          2,745              863             22

   MidCap Growth Division:
      Benefit Variable Universal Life               11,221          6,815            7,486          3,476
      Executive Variable Universal Life             64,081         47,668           13,899          6,809
      Flex Variable Life                             3,601          1,952            1,696          1,216
      PrinFlex Life(R)                               425,785        394,804          690,859        609,026
      Survivorship Variable Universal Life          26,685         26,802           16,569          4,191
      Variable Universal Life Accumulator           43,668         23,834           51,031         23,941
      Variable Universal Life Accumulator II        92,560         19,942           73,009         16,013
      Variable Universal Life Income                17,070          2,141            1,005             58

   MidCap Value Division:
      Benefit Variable Universal Life               70,329         58,183           53,234         28,192
      Executive Variable Universal Life            229,035        153,934           52,538         11,065
      Flex Variable Life                             2,305          1,970            2,701          1,825
      PrinFlex Life(R)                               539,350        443,949          628,958        504,952
      Survivorship Variable Universal Life          27,974          9,961           12,124          1,474
      Variable Universal Life Accumulator           40,300         23,386           46,434         22,068
      Variable Universal Life Accumulator II        84,186         27,354           83,885         15,569
      Variable Universal Life Income                22,691          3,230            1,068             55

5. Changes in Units Outstanding (continued)

                                                                  2005                            2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------

   Money Market Division:
      Benefit Variable Universal Life              819,290        701,104          578,475        453,222
      Executive Variable Universal Life          4,816,445      3,867,879        2,702,633      2,207,661
      Flex Variable Life                            25,123         17,971            8,786         18,585
      PrinFlex Life(R)                             2,123,428      2,287,655        2,543,438      2,785,114
      Survivorship Variable Universal Life         152,081        134,235          198,682        235,696
      Variable Universal Life Accumulator          129,137        141,887          147,806        307,402
      Variable Universal Life Accumulator II       928,143        871,030        1,414,740      1,226,669
      Variable Universal Life Income               631,802        600,576          138,693         38,551

   Neuberger Berman AMT Guardian I Class
      Division:
      Benefit Variable Universal Life                2,008          1,045              957            294
      Executive Variable Universal Life             24,156         11,783            6,214          6,214

   Principal LifeTime Strategic Income
      Division:
      Variable Universal Life Accumulator II            39              5                -              -
      Variable Universal Life Income                   710            131                -              -

   Principal LifeTime 2010 Division:
      Variable Universal Life Accumulator II         4,129            114                -              -
      Variable Universal Life Income                 8,529            677                -              -

   Principal LifeTime 2020 Division:
      Variable Universal Life Accumulator II        23,745            619              302              7
      Variable Universal Life Income                24,578          2,219               81              -

   Principal LifeTime 2030 Division:
      Variable Universal Life Accumulator II         9,719          2,351            3,203            128
      Variable Universal Life Income                40,761          4,490            9,627              9

   Principal LifeTime 2040 Division:
      Variable Universal Life Accumulator II        15,583          7,125           12,189            192
      Variable Universal Life Income                18,745          3,247              146              -

   Principal LifeTime 2050 Division:
      Variable Universal Life Accumulator II        18,302          1,509            6,568            264
      Variable Universal Life Income                 9,325          1,843              623             25


5. Changes in Units Outstanding (continued)

                                                                  2005                            2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ------------------------------------------------------------------------- -------------------------------
   ------------------------------------------------------------------------- -------------------------------

   Putnam VT Growth & Income Class IB
      Division:
      Benefit Variable Universal Life               13,402          9,738            8,595          3,463
      Executive Variable Universal Life              9,490          4,029            4,102            429

   Putnam VT International Equity Class IB
      Division:
      Benefit Variable Universal Life               30,934         19,891           34,123         12,293
      Executive Variable Universal Life             82,704         59,246           96,925         64,476

   Putnam VT Voyager Class IB Division:
      Benefit Variable Universal Life                8,441         10,741           11,228          6,876
      Executive Variable Universal Life             33,631         25,291           30,990         24,780
      Flex Variable Life                               280            614              285            203
      PrinFlex Life(R)                               653,822        719,817          898,752        958,669
      Survivorship Variable Universal Life          27,023         36,335           41,858         80,855
      Variable Universal Life Accumulator           43,042         36,465           48,394         31,608

   Real Estate Securities Division:
      Benefit Variable Universal Life               74,935         50,021           45,462         13,624
      Executive Variable Universal Life            298,923        221,534          155,681         67,861
      Flex Variable Life                             1,456          1,776            3,253          1,631
      PrinFlex Life(R)                               922,281        861,832          892,318        808,256
      Survivorship Variable Universal Life          16,005         16,087           49,262         12,882
      Variable Universal Life Accumulator           34,839         31,777           42,662         23,157
      Variable Universal Life Accumulator II        48,767         32,804           55,607          9,606
      Variable Universal Life Income                13,664          1,756              196             15

   Short-Term Bond Division:
      Benefit Variable Universal Life               16,658          5,711            4,108            456
      Executive Variable Universal Life             45,512         21,721           21,778            273
      Flex Variable Life                             2,249             35               35              1
      PrinFlex Life(R)                                26,628         30,964          111,962         33,980
      Survivorship Variable Universal Life             995          7,073           10,549            354
      Variable Universal Life Accumulator            2,083          3,402           33,119          9,733
      Variable Universal Life Accumulator II        16,940          5,962           24,706          1,518
      Variable Universal Life Income                25,805         12,583                -              -




5. Changes in Units Outstanding (continued)

                                                                  2005                           2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ------------------------------------------------------------------------- -------------------------------
   ------------------------------------------------------------------------- -------------------------------

   SmallCap Division:
      Benefit Variable Universal Life               28,783         16,958           11,508          2,690
      Executive Variable Universal Life             74,647         60,550           54,153          3,685
      Flex Variable Life                             3,186          2,696            1,998            566
      PrinFlex Life(R)                               342,925        324,107          502,402        508,034
      Survivorship Variable Universal Life           5,515          4,970            7,953         42,314
      Variable Universal Life Accumulator          160,215         27,351          192,322         28,751
      Variable Universal Life Accumulator II        26,297          7,561           35,829          3,973
      Variable Universal Life Income                 9,662          1,144              210             12

   SmallCap Growth Division:
      Benefit Variable Universal Life               10,670          3,654            5,428          2,815
      Executive Variable Universal Life            131,498         88,376            5,423            159
      Flex Variable Life                             3,169          2,319            2,513          2,383
      PrinFlex Life(R)                               579,322        547,966          795,984        725,024
      Survivorship Variable Universal Life          19,125         16,818           27,205         28,508
      Variable Universal Life Accumulator           23,983         17,811           35,182         24,821
      Variable Universal Life Accumulator II        42,818         19,244           50,564         15,630
      Variable Universal Life Income                 8,263            988              286             32

   SmallCap Value Division:
      Benefit Variable Universal Life               63,706         36,893           35,156         15,905
      Executive Variable Universal Life            453,135        320,991          161,808         65,138
      Flex Variable Life                             1,801          1,357            1,580          1,106
      PrinFlex Life(R)                               860,228        840,378        1,156,139      1,043,629
      Survivorship Variable Universal Life          13,632         10,716           15,051          3,191
      Variable Universal Life Accumulator           29,215         22,118           35,555         25,385
      Variable Universal Life Accumulator II        38,007         13,995           49,955         11,056
      Variable Universal Life Income                 9,950          1,075              232              8

   Vanguard VIF Balanced Division:
      Benefit Variable Universal Life              187,013        122,441           90,069         28,879
      Executive Variable Universal Life            730,206        522,395          192,781         76,574

   Vanguard VIF Equity Index Division:
      Benefit Variable Universal Life              200,775        128,092           88,985         23,383
      Executive Variable Universal Life          1,377,257      1,193,122          444,682        205,726




5. Changes in Units Outstanding (continued)

                                                                 2005                             2004
                                             ------------------------------- -------------------------------
                                             ------------------------------- -------------------------------
   Division                                     Purchased      Redeemed         Purchased      Redeemed
   ------------------------------------------------------------------------- -------------------------------
   ------------------------------------------------------------------------- -------------------------------

   Vanguard VIF Mid-Cap Index Division:
      Benefit Variable Universal Life              100,887         47,304           45,264         11,189
      Executive Variable Universal Life            399,281        258,695          132,259         43,875

   Wells Fargo Advantage VT Asset Allocation
      Division:
      Benefit Variable Universal Life                  801            514              742            485
      Executive Variable Universal Life              7,361          1,259            1,157          1,285
      Flex Variable Life                               347              -                -              -
      PrinFlex Life(R)                                22,245         34,761           23,491          8,877
      Survivorship Variable Universal Life             595            148              638            151
      Variable Universal Life Accumulator            5,634          1,729            3,973          3,304
      Variable Universal Life Accumulator II         8,564          2,226            7,851          1,201
      Variable Universal Life Income                 5,564            546               30              2

   Wells Fargo Advantage VT Equity Income
      Division:
      Executive Variable Universal Life                 93             41            1,985            168
      PrinFlex Life(R)                                 1,966          1,224            3,461          1,808
      Survivorship Variable Universal Life             615            153              666            158
      Variable Universal Life Accumulator            1,473          1,501            1,039          2,496
      Variable Universal Life Accumulator II         8,312          3,124            2,742            375
      Variable Universal Life Income                 5,960            699              139              6

   Wells Fargo Advantage VT Large Company
      Growth Division:
      Benefit Variable Universal Life                  172             12              637            189
      Executive Variable Universal Life             80,307         38,064           24,419          9,475
      PrinFlex Life(R)                                 4,180          3,638            4,889          1,853
      Survivorship Variable Universal Life             130             36              978             18
      Variable Universal Life Accumulator              928            358            1,048            454
      Variable Universal Life Accumulator II         8,947          1,745            5,014          2,665
      Variable Universal Life Income                 2,522            165               35             13








6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Separate Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each sub account that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------








-----------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive
   Growth Series I
   Division:
     2005                75       $11.55         $   865         -%          0.00%             5.77%
     2004                43        10.92             473        -           0.00              11.77
     2003                18        9.77              178        -           0.00              26.72
     2002 (5)             1        7.71                4        -           0.00             (21.88)

AIM V.I. Core
   Equity Series I
   Division:
     2005               182    10.11 to 9.77       1,842     1.71       0.00 to 0.75      5.31 to 4.60
     2004               138    9.60 to 9.34        1,322     0.95       0.00 to 0.75      8.97 to 8.10
     2003               138    8.81 to 8.64        1,218     1.20       0.00 to 0.75     24.44 to 23.61
     2002              90      7.08 to 6.99       641        0.52        0.00 to 0.75  (15.61) to (16.29)
     2001 (4)          13      8.39 to 8.35       107        0.17        0.00 to 0.75  (18.39) to (18.77)

AIM V.I. Core
   Equity Series II
   Division:
     2005                16   14.79 to 14.80         237     1.70           0.00          3.35 to 5.11
     2004                 8   14.08 to 14.31         107     1.24           0.00          8.64 to 10.84
     2003 (6)             3        12.96              41     1.92           0.00              31.84


6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------








-------------------------------------------

AIM V. I. Core
   Stock Series I
   Division:
     2005                13  $10.75 to $10.79    $   139     0.55%           0.00%       3.37% to 3.75%
     2004 (8)             5        10.40              56     1.28           0.00              4.24

AIM V.I. Dynamics
   Series I
   Division:
     2005                76        9.48              722       -             0.00        10.75 to 11.01
     2004                66    8.54 to 8.39          561       -        0.00 to 0.75     13.38 to 11.57
     2003                73    7.55 to 7.52          555       -        0.00 to 0.75     37.77 to 39.00
     2002                32        5.48              174       -            0.00       (31.93) to (24.73)
     2001 (4)             7        8.05               53       -            0.00             (22.97)

AIM V.I. Global
   Health Care
   Series
    I Division:
     2005               490   11.19 to 10.81       5,478        -       0.00 to 0.75      8.64 to 7.35
     2004               389   10.30 to 10.07       4,028        -       0.00 to 0.75      10.04 to 6.79
     2003               303    9.62 to 9.43        2,913        -       0.00 to 0.75     33.43 to 26.75
     2002               147    7.53 to 7.44        1,108     0.15       0.00 to 0.75   (15.49) to (24.70)
     2001 (4)            37        9.93              369        -           0.00        (2.74) to (1.97)

AIM V.I. Growth
   Series I
   Division:
     2005               202        9.02            1,824        -           0.00              7.51
     2004               211    8.39 to 8.16        1,771        -       0.00 to 0.75      8.26 to 7.51
     2003               191    7.75 to 7.59        1,481        -       0.00 to 0.75     30.91 to 29.97
     2002               112    5.92 to 5.84          660        -       0.00 to 0.75   (30.84) to (31.46)
     2001 (4)            20        8.56              175     0.80           0.00         (15.67) to 1.18

AIM V.I. Growth
   Series II
   Division:
     2005                18   15.35 to 15.34         275        -           0.00          6.52 to 7.20
     2004                 8   14.41 to 14.31         113        -           0.00          7.92 to 14.00
     2003(6)              2        13.26              22        -           0.00              35.44

AIM V.I.
   International
   Growth Series I
   Division:
     2005               135        15.33           2,070     1.08           0.00              17.92
     2004                49        13.00             642     1.31           0.00              24.05
     2003 (6)             2        10.48              16     0.69           0.00              29.06
6. Financial Highlights (continued)

                                December 31               For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                     Units    Unit Fair Value     Net     Investment      Expense             Total
                     000's)  Corresponding to                            Ratio (2)         Return (3)
                             Lowest to Highest  Assets      Income    owest to Highest      Lowest to
       Division     (          Expense Ratio    (000's)   Ratio (1)  L                       Highest
-----------------------------------------------------------------------------------------------------------









AIM V.I. Premier
   Equity Series I
   Division:
     2005               502   $8.64 to $8.34      $4,332      0.91%    0.00% to 0.75%    6.67% to 4.91%
     2004               440    8.17 to 7.95        3,593      0.50      0.00 to 0.75      5.69 to 4.88
     2003               417    7.73 to 7.58        3,224      0.37      0.00 to 0.75     25.08 to 24.26
     2002             263      6.19 to 6.10    1,627      0.52          0.00 to 0.75   (30.14) to (30.84)
     2001 (4)         48       8.86 to 8.82    426        0.37          0.00 to 0.75     0.11 to (13.27)

AIM V.I. Premier
   Equity Series II
   Division:
     2005                99        14.28           1,419      0.80           0.00             5.39
     2004                50        13.55             679      0.51           0.00         5.45 to 10.70
     2003 (6)            12        12.85             152      0.59           0.00             30.72

AIM V.I. Small
   Company Growth
   Series I
   Division:
     2005               275    9.37 to 9.06        2,578         -      0.00 to 0.75      5.28 to 4.62
     2004               223    8.90 to 8.66        1,982         -      0.00 to 0.75     13.94 to 13.05
     2003               150    7.82 to 7.66        1,170         -      0.00 to 0.75     33.45 to 32.07
     2002                73    5.86 to 5.80          427         -      0.00 to 0.75   (23.30) to (31.52)
     2001 (4)             7    8.51 to 8.47           63         -      0.00 to 0.75   (17.46) to (17.85)

AIM V.I. Technology
   Series I
   Division:
     2005               424    5.88 to 5.68        2,496         -      0.00 to 0.75      2.26 to 1.43
     2004               388    5.75 to 5.60        2,233         -      0.00 to 0.75      4.73 to 3.70
     2003               300    5.50 to 5.40        1,651         -      0.00 to 0.75     45.12 to 44.39
     2002               114    3.79 to 3.74          433         -      0.00 to 0.75   (35.98) to (47.25)
     2001 (4)            19    7.13 to 7.09          138         -      0.00 to 0.75    (1.52) to (33.68)

American Century
    VP Income &
   Growth Division:
     2005               357   11.14 to 10.76       3,977      1.78      0.00 to 0.75      4.60 to 3.86
     2004               286   10.65 to 10.36       3,042      1.34      0.00 to 0.75     13.06 to 12.12
     2003               249    9.42 to 9.24        2,348      1.14      0.00 to 0.75     29.40 to 28.51
     2002               161    7.28 to 7.19        1,174      0.66      0.00 to 0.75   (19.38) to (20.02)
     2001 (4)            36    9.03 to 8.99          323         -      0.00 to 0.75     1.01 to (11.34)


6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------

American Century VP
   Ultra Division:
     2005               276   $10.03 to $9.69     $2,769         -%    0.00% to 0.75%    2.14% to 1.36%
     2004               229    9.82 to 9.56        2,246        -       0.00 to 0.75      10.71 to 9.89
     2003               139    8.87 to 8.70        1,235        -       0.00 to 0.75     24.75 to 23.76
     2002                74    7.11 to 7.03          528     0.27       0.00 to 0.75   (22.63) to (23.17)
     2001 (4)            21    9.19 to 9.15          193        -       0.00 to 0.75     1.55 to (9.94)

American Century
    VP II Income &
   Growth Division:
     2005                96        12.39           1,191     1.32           0.00          4.56 to 4.73
     2004                44   11.83 to 11.85         521     0.48           0.00         11.00 to 12.54
     2003 (6)             7        10.53              73     0.32           0.00         29.20 to 36.58

American Century VP
   II International
   Division:
     2005                40        12.84             513     0.95             0.00            13.13
     2004                36        11.35             405     0.19             0.00            14.76
     2003 (6)            11        9.89              112        -             0.00            24.40

American Century
   VP II Ultra
   Division:
     2005               129        11.15           1,443        -           0.00          1.73 to 1.92
     2004                69   10.94 to 10.96         756        -           0.00         10.62 to 13.22
     2003                31        9.89              302        -           0.00         24.87 to 31.69
     2002 (5)            10        7.92               76     0.14           0.00             (19.92)

American Century
   VP II Value
   Division:
     2005               550   13.07 to 12.71       7,183     0.49       0.00 to 0.75      4.98 to 4.01
     2004               260   12.45 to 12.22       3,240     0.64       0.00 to 0.75     10.77 to 13.36
     2003               129   10.91 to 10.78       1,410     0.65       0.00 to 0.75     38.28 to 27.88
     2002 (5)            41        8.47              345        -           0.00             (14.36)






6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                     Units    Unit Fair Value    Net     Investment       Expense             Total
                     000's)  Corresponding to                            Ratio (2)         Return (3)
                             Lowest to Highest  Assets     Income     owest to Highest      Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)  L                       Highest
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Asset Allocation
   Division:
     2005               947  $17.81 to $11.31    $16,413    1.59%      0.00% to 0.75%    6.01% to 5.01%
     2004               952   16.80 to 10.77      15,589    3.16        0.00 to 0.75      9.02 to 7.70
     2003               906   15.52 to 10.00      13,695    1.67        0.00 to 0.75     25.77 to 20.63
     2002               647    9.44 to 8.29        7,972       -        0.00 to 0.75   (12.92) to (13.56)
     2001               675    14.66 to 9.59       9,650    2.57        0.00 to 0.75    (0.34) to (4.86)

Balanced Division:
     2005             1,144   14.95 to 32.54      18,459    2.42        0.00 to 0.75      6.79 to 5.99
     2004             1,122   10.52 to 30.70      17,088    2.02        0.00 to 0.75      10.04 to 9.21
     2003             1,074   12.73 to 28.11      15,053    2.71        0.00 to 0.75     22.05 to 17.96
     2002               997    8.04 to 23.83      11,973    3.09        0.00 to 0.75   (13.17) to (13.85)
     2001               927   12.34 to 27.66      13,101    3.00        0.00 to 0.75    (0.64) to (7.65)

 Bond Division:
     2005             2,326   14.41 to 31.78      39,645    4.33        0.00 to 0.75      2.49 to 1.73
     2004             2,048   16.15 to 31.24      34,208    4.43        0.00 to 0.75      2.34 to 4.20
     2003             1,833   13.40 to 29.98      29,416    3.72        0.00 to 0.75      4.61 to 3.81
     2002             1,438   12.81 to 28.88      22,060    3.99        0.00 to 0.75      9.30 to 8.45
     2001             1,036   11.72 to 26.63      14,909    5.74        0.00 to 0.75      8.12 to 7.29

Capital Value
   Division:
     2005             3,216   16.62 to 42.06      56,597    0.01        0.00 to 0.75      6.95 to 6.00
     2004             3,009   15.54 to 39.68      50,378    1.51        0.00 to 0.75     13.18 to 11.52
     2003             2,785   13.85 to 35.58      42,124    1.53        0.00 to 0.75     31.65 to 24.58
     2002             2,447   11.04 to 28.56      30,091    1.60            0.00       (13.62) to (14.31)
     2001             2,002   12.78 to 33.33      29,595    1.25            0.00         2.16 to (8.76)

Diversified
   International
   Division:
     2005             3,529   13.36 to 13.70      61,107    0.96        0.00 to 0.75     23.82 to 22.87
     2004             3,057   14.16 to 11.15      42,718    0.93        0.00 to 0.75     21.03 to 20.15
     2003             2,654    11.70 to 9.28      30,677    0.96        0.00 to 0.75     39.45 to 31.44
     2002             2,201    6.74 to 7.06       19,209    0.43        0.00 to 0.75   (16.06) to (16.75)
     2001             1,707    8.03 to 8.48       17,773    0.14        0.00 to 0.75   (24.25) to (15.62)






                                December 31               For the Year Ended December 31, Except as Note
                    ---------------------------------------------------------------------------------------





                    ---------------------------------------------------------------------------------------
                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus IP Core
   Value Service
   Shares Division:
     2005                97       $11.82          $1,146    0.32%            0.00%             5.25%
     2004                90        11.23           1,012    1.06            0.00              11.52
     2003                45        10.07             457    0.65            0.00              28.12
     2002 (5)             3        7.86               22    0.48            0.00             (20.61)

Dreyfus IP Founders
   Discovery
   Initial Shares
   Division:
     2005               118    8.89 to 8.58        1,044       -        0.00 to 0.75     0.00 to (0.81)
     2004               111    8.88 to 8.65          983       -        0.00 to 0.75      9.90 to 8.94
     2003                66    8.09 to 7.94          533       -        0.00 to 0.75     36.20 to 35.26
     2002                28    5.94 to 5.95          167       -            0.00       (33.18) to (27.88)
     2001 (4)            17        8.89              155       -            0.00         (13.18) to 7.11

Dreyfus IP Founders
   Growth Initial
   Shares Division:
     2005                 6        11.07              68    0.27            0.00              4.63
     2004 (11)            3        10.58              36    2.57            0.00              7.85

Dreyfus Socially
   Responsible
   Growth Service
   Shares Division:
     2005                 6        10.25              66       -            0.00              3.43
     2004                 3        9.91               32    0.19            0.00              5.88
     2003 (6)             2        9.36               16       -            0.00              25.81

Dreyfus VIF
   Appreciation
   Service Shares
   Division:
     2005                64        10.88             692       -            0.00          4.11 to 4.21
     2004                36   10.44 to 10.45         371    2.50            0.00          4.71 to 4.92
     2003 (6)             5    9.96 to 9.97           46    4.05            0.00         20.73 to 20.83





6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                    ---------------------------------------------------------------------------------------
                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Dreyfus VIF
   Developing
   Leaders Service
   Shares Division:
     2005               227       $11.71        $  2,653        -%            0.00%      5.50% to 5.59%
     2004               183   11.09 to 11.10       2,027       -              0.00       11.01 to 14.79
     2003                99        9.99              991       -              0.00       31.27 to 38.37
     2002 (5)             2        7.61               15       -              0.00           (22.90)

Dreyfus VIF Quality
   Bond Service
   Shares Division:
     2005               104         11.72          1,220    3.31            0.00              2.27
     2004                51         11.46            589    3.93            0.00          3.06 to 3.24
     2003 (6)             8   11.10 to 11.12          93    3.48            0.00          4.62 to 4.81

Equity Growth
   Division:
     2005             4,923    9.95 to 9.32       79,040       -        0.00 to 0.75      7.57 to 6.76
     2004             4,915    15.39 to 8.73      73,342    0.57        0.00 to 0.75      15.11 to 8.45
     2003             4,706    14.08 to 8.05      64,209    0.49        0.00 to 0.75     31.84 to 25.00
     2002             3,734    11.17 to 6.44      40,551    0.29        0.00 to 0.75   (21.34) to (28.21)
     2001             3,349    15.46 to 8.97      50,584    0.09        0.00 to 0.75   (14.87) to (12.23)

Equity Income
   Division
     2005               422    10.76 to 8.94       5,377    0.10        0.00 to 0.75      8.69 to 7.84
     2004               355    11.92 to 8.29       4,141    4.01        0.00 to 0.75     14.84 to 16.76
     2003               307    10.14 to 7.10       3,041    4.68        0.00 to 0.75     18.74 to 12.88
     2002               244    7.40 to 6.29        2,127    5.11        0.00 to 0.75   (12.53) to (13.24)
     2001               207    10.19 to 7.25       2,061    2.95        0.00 to 0.75   (27.68) to (28.00)

Fidelity VIP
   Equity-Income
   Initial Class
   Division:
     2005             2,066   12.81 to 11.32      37,806    1.57        0.00 to 0.75      5.87 to 5.11
     2004             1,980   18.11 to 10.77      34,571    1.41        0.00 to 0.75     11.58 to 10.69
     2003             1,765    10.85 to 9.73      27,696    1.60        0.00 to 0.75     30.41 to 29.39
     2002             1,489    12.46 to 7.52      17,928    1.58        0.00 to 0.75   (16.93) to (17.63)
     2001             1,247    15.00 to 9.13      18,130    1.48        0.00 to 0.75     1.56 to (9.24)



6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                    ---------------------------------------------------------------------------------------
                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Fidelity VIP
   Equity- Income
   Service Class 2
   Division:
     2005               682       $12.32          $8,404    1.18%            0.00%       5.48% to 5.57%
     2004               425   11.67 to 11.68       4,958    0.73            0.00         10.93 to 11.24
     2003               150        10.50           1,573    1.49            0.00         30.11 to 39.07
     2002 (5)             9        8.07               71       -            0.00             (18.57)

Fidelity VIP Growth
   Service Class 2
   Division:
     2005               552   10.70 to 10.40       5,911    0.24        0.00 to 0.75      5.52 to 4.63
     2004               457    10.14 to 9.94       4,634    0.09        0.00 to 0.75      10.58 to 2.26
     2003               194    9.83 to 9.72        1,909    0.03        0.00 to 0.75     39.24 to 31.71
     2002 (5)            21    7.44 to 7.38          153       -        0.00 to 0.75   (24.62) to (25.23)

Fidelity VIP High
   Income Initial
   Class Division:
     2005               538   10.20 to 12.88       6,462   14.79        0.00 to 0.75      2.72 to 1.90
     2004               534    9.93 to 12.64       6,248    7.98        0.00 to 0.75      9.60 to 8.78
     2003               515    9.06 to 11.62       5,508    5.93        0.00 to 0.75     27.25 to 26.44
     2002               393    8.44 to 9.19        3,291    9.99        0.00 to 0.75      3.43 to 2.57
     2001               348    6.89 to 8.96        2,818    9.20        0.00 to 0.75   (11.67) to (10.40)

Fidelity VIP High
   Income Service
   Class 2 Division:
     2005               175        14.61           2,559   13.92            0.00         (14.06) to 2.31
     2004                90   14.28 to 17.00       1,290    4.29            0.00          9.43 to 27.15
     2003 (6)            26        13.05             346    4.90            0.00         23.11 to 26.70

Fidelity VIP II Asse
   Manager Service
   Class 2 Division:t
     2005                78        11.95             931    2.71            0.00          3.73 to 3.82
     2004                73   11.51 to 11.52         843    1.89            0.00          5.11 to 5.21
     2003 (6)            49        10.95             538    0.40            0.00              17.62





6. Financial Highlights (continued)

                                December 31               For the Year Ended December 31, Except as Noted
                    ------------------------------------ --------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)     Ratio (1)  L                      Highest
-------------------------------------------------------- --------------------------------------------------

Fidelity VIP II
   Contrafund
   Initial Class
   Division:
     2005             3,384  $14.63 to $14.23    $82,291     0.28%     0.00% to 0.75%   16.95% to 16.07%
     2004             3,296   21.56 to 12.26      68,673     0.32       0.00 to 0.75     15.48 to 14.58
     2003             3,121   18.67 to 10.70      56,443     0.43       0.00 to 0.75     28.49 to 27.53
     2002             2,849    8.44 to 8.39       40,122     0.80       0.00 to 0.75    (9.34) to (10.08)
     2001             2,638    16.03 to 9.33      41,155     0.71       0.00 to 0.75     2.69 to (7.35)

Fidelity VIP II
   Contrafund Servic
   Class 2 Division:e
     2005               828        14.85          12,302     0.08           0.00         16.56 to 16.65
     2004               353   12.74 to 12.73       4,493     0.08           0.00         14.67 to 15.19
     2003                71        11.06             785     0.07           0.00         28.16 to 34.55
     2002 (5)             4         8.63              32        -           0.00             (13.00)

Fidelity VIP III
   Mid Cap Service
   Class 2 Division:
     2005               653        17.37          11,344        -           0.00              18.00
     2004               315        14.72           4,632        -           0.00         22.16 to 24.64
     2003                89        11.81           1,045     0.23           0.00         38.29 to 43.50
     2002 (5)             3         8.54              28        -           0.00             (14.60)

Franklin Income
   Securities Class
   2 Division:
     2005               331        14.44           4,772     3.29           0.00               1.62
     2004                87        14.21           1,231     2.27           0.00              13.86
     2003                18        12.48             230     1.67           0.00              31.78
     2002 (5)             1         9.47               7        -           0.00             (5.68)

Franklin Mutual
   Discovery
   Securities Class
   2 Division:
     2005               207        14.88           3,082     1.14           0.00              15.98
     2004                69        12.83             884     0.79           0.00              18.25
     2003                18        10.85             195     1.83           0.00              29.01
     2002 (5)             2         8.41              15        -           0.00             (15.65)



6. Financial Highlights (continued)

                                December 31               For the Year Ended December 31, Except as Noted
                    ------------------------------------ --------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)     Ratio (1)  L                      Highest
-------------------------------------------------------- --------------------------------------------------

Franklin Mutual
   Shares Class 2
   Division:
     2005               138       $13.21          $1,825     0.95%           0.00%            10.54%
     2004               112        11.95           1,334     0.82           0.00              12.63
     2003                51        10.61             536     1.11           0.00              25.27
     2002 (5) (15)        -         8.47               2        -           0.00             (14.96)

Franklin Rising
   Dividends
   Securities Class
   2 Division:
     2005               229        12.27           2,808     1.00           0.00               3.37
     2004               182        11.87           2,163     0.67           0.00              11.04
     2003                75        10.69             796     0.91           0.00              24.59
     2002 (5)            18         8.58             155        -           0.00             (13.25)

Franklin Small Cap
   Value Securities
   Class 2 Division:
     2005               173        14.26           2,470     0.76           0.00               8.77
     2004               121        13.11           1,582     0.17           0.00              23.68
     2003                53        10.60             562     0.23           0.00              32.17
     2002 (5)            10         8.02              82       -            0.00             (19.56)

Franklin Templeton
   Developing
   Markets
   Securities Class
   2 Division:
     2005 (14)            6        10.65              63       -            0.00               6.50

Goldman Sachs VIT
   CORE Small Cap
   Equity Service
   Class I Division:
     2005 (14)            6         9.93              61       -            0.00              (1.88)





                                December 31               For the Year Ended December 31, Except as Noted
                    ------------------------------------ --------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)     Ratio (1)  L                      Highest
-------------------------------------------------------- --------------------------------------------------

Government & High
   Quality Bond
   Division:
     2005             1,808  $14.25 to $11.86    $29,297     4.20%     0.00% to 0.75%    2.00% to 1.28%
     2004             1,753   16.23 to 11.71      27,666     4.45       0.00 to 0.75      1.50 to 2.72
     2003             1,757   13.24 to 11.40      26,738     3.24       0.00 to 0.75      1.89 to 1.15
     2002             1,585   15.39 to 11.27      23,672     2.91       0.00 to 0.75      8.84 to 7.95
     2001               777   14.14 to 10.44      10,466     3.22       0.00 to 0.75      7.61 to 4.30

Growth Division:
     2005             1,892    12.62 to 9.06      23,025     0.66       0.00 to 0.75     12.38 to 11.30
     2004             1,841    11.23 to 8.14      19,950     0.31       0.00 to 0.75      12.08 to 3.96
     2003             1,783    10.29 to 7.83      17,715     0.20       0.00 to 0.75     30.25 to (3.81)
     2002             1,589    8.14 to 5.18       12,492     0.02           0.00       (29.09) to (29.14)
     2001             1,370    7.31 to 11.48      15,259        -           0.00        (25.48) to (1.29)

International
   Emerging Markets
   Division:
     2005               425   21.11 to 20.55       8,966     1.50       0.00 to 0.75     34.29 to 33.27
     2004               197   15.73 to 15.42       3,101     0.86       0.00 to 0.75     29.15 to 23.95
     2003                82   12.59 to 12.44       1,036     1.41       0.00 to 0.75     57.97 to 56.09
     2002 (5)            19    8.01 to 7.97          152     0.35       0.00 to 0.75   (19.17) to (19.58)

International
   SmallCap
   Division:
     2005             1,589   26.36 to 17.82      41,268     0.49       0.00 to 0.75     29.22 to 28.20
     2004             1,264   20.40 to 13.90      25,361     0.69       0.00 to 0.75     21.65 to 29.18
     2003               951   15.68 to 10.76      14,705     1.26       0.00 to 0.75     60.49 to 53.06
     2002               801    8.65 to 7.03        8,023     0.24       0.00 to 0.75   (16.18) to (16.90)
     2001               635   10.32 to 12.14       7,598        -           0.00         (22.88) to 3.41

Janus Aspen
   Balanced Service
   Shares Division:
     2005                 7   12.28 to 12.29          83     2.31           0.00          7.62 to 7.90
     2004                 4   11.39 to 11.41          47     1.49           0.00          8.06 to 8.25
     2003 (6)            19        10.54             198     2.00           0.00              13.70





6. Financial Highlights (continued)

                                December 31               For the Year Ended December 31, Except as Noted
                    ------------------------------------ --------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)     Ratio (1)  L                      Highest
-------------------------------------------------------- --------------------------------------------------

Janus Aspen Core
   Equity Service
   Shares Division:
     2005                81       $13.03          $1,049     0.02%           0.00%            15.31%
     2004                34        11.30             379        -            0.00             13.23
     2003                29         9.98             288     0.28           0.00              25.06
     2002 (5)             1         7.98               9     0.14           0.00             (19.39)

Janus Aspen
   Flexible Bond
   Service Shares
   Division:
     2005               244        12.23           2,985     5.16           0.00          1.66 to 1.75
     2004               202   12.02 to 12.03       2,429     6.44           0.00          3.71 to 3.80
     2003               177        11.59           2,053     4.91           0.00              6.14
     2002 (5)             2        10.92              24     2.96           0.00              8.98

Janus Aspen
   International
   Growth Service
   Shares Division:
     2005 (13)            2   16.33 to 16.34          38     4.00           0.00         31.91 to 31.99

Janus Aspen Mid Cap
   Growth Service
   Shares Division:
     2005               382    9.89 to 9.56        3,774        -       0.00 to 0.75     12.00 to 11.29
     2004               324    8.83 to 8.59        2,857        -       0.00 to 0.75     20.46 to 19.47
     2003               284    7.33 to 7.19        2,079        -       0.00 to 0.75     34.74 to 33.89
     2002               170    5.44 to 5.37          925        -       0.00 to 0.75   (18.93) to (28.69)
     2001 (4)            53    7.57 to 7.53          403        -       0.00 to 0.75     1.61 to (27.60)

Janus Aspen
   Worldwide Growth
   Service Shares
   Division:
     2005                53        10.63             562     1.26           0.00               5.56
     2004                40        10.07             406     1.40           0.00               4.46
     2003                 9         9.64              88     0.95           0.00              23.75
     2002 (5)             1         7.79               5     0.68           0.00             (21.55)




6. Financial Highlights (continued)

                                December 31               For the Year Ended December 31, Except as Noted
                    ------------------------------------ --------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)     Ratio (1)  L                      Highest
-------------------------------------------------------- --------------------------------------------------

JP Morgan Bond
   Division:
     2005
                         57       $11.91       $     683     3.11%           0.00%             2.85%
     2004                26        11.58             306     1.85           0.00               4.23
     2003 (6)             5        11.11              56     1.62           0.00               3.73

JP Morgan Small
   Company Division:
     2005               116        13.77           1,591        -           0.00               3.46
     2004                66        13.31             872        -           0.00              27.13
     2003                25        10.47             262        -           0.00              35.97
     2002 (5)             5         7.70              36        -           0.00             (21.99)

LargeCap Blend
   Division:
     2005               588   11.90 to 11.58       6,999     0.01       0.00 to 0.75      4.85 to 3.95
     2004               388   11.36 to 11.14       4,411     1.24       0.00 to 0.75      11.15 to 9.54
     2003               229   10.30 to 10.17       2,358     0.95       0.00 to 0.75     30.71 to 22.97
     2002 (5)            71    8.34 to 8.27          590     0.85       0.00 to 0.75   (15.59) to (16.30)

LargeCap Growth
   Equity Division:
     2005             1,047   13.54 to 13.27      14,168     0.17       0.00 to 0.75      3.75 to 2.79
     2004               806   13.05 to 12.91      10,535     0.29       0.00 to 0.75      8.84 to 2.40
     2003 (6)           551   12.66 to 12.60       6,981        -       0.00 to 0.75     18.21 to 17.65

LargeCap Stock
   Index Division:
     2005             3,663    10.07 to 9.92      36,888     0.02       0.00 to 0.75      4.46 to 3.66
     2004             3,215    9.64 to 9.57       30,994     1.58       0.00 to 0.75      11.19 to 9.62
     2003             2,829        8.73           24,713     1.27       0.00 to 0.75     35.14 to 27.26
     2002             2,627    6.80 to 6.86       17,883     1.20       0.00 to 0.75   (22.46) to (23.01)
     2001             1,969    8.77 to 8.91       17,278     1.07       0.00 to 0.75    (0.23) to (12.30)

LargeCap Value
   Division:
     2005               733   12.81 to 12.47       9,392     0.01       0.00 to 0.75      5.43 to 4.61
     2004               480   12.15 to 11.92       5,836     1.71       0.00 to 0.75     11.47 to 10.88
     2003               271   10.75 to 10.62       2,909     1.81       0.00 to 0.75     35.73 to 27.34
     2002 (5)            61    8.39 to 8.34          513     2.13       0.00 to 0.75   (15.34) to (15.84)








6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------

MFS VIT Emerging
   Growth Service
   Class Division:
     2005                19        $11.97        $   228       -%            0.00%             8.92%
     2004                14        10.99             157       -            0.00         12.60 to 12.72
     2003                 5         9.76              49       -            0.00         29.83 to 29.96
     2002 (5)             2         7.51              17       -            0.00             (23.83)

MFS VIT MidCap
   Growth Service
   Class Division:
     2005                43        11.48             488       -            0.00               2.87
     2004                38        11.16             426       -            0.00              14.34
     2003                10         9.76              96       -            0.00              36.50
     2002 (5) (15)        -         7.15               -       -            0.00             (27.34)

MFS VIT New
   Discovery
   Service Class
   Division:
     2005               114        11.29           1,285       -              0.00        4.93 to 5.02
     2004                81   10.75 to 10.76         868       -              0.00        6.23 to 21.86
     2003                 7        10.12              76       -              0.00       33.33 to 40.75
     2002 (5) (15)        -         7.59               1       -              0.00           (23.02)

MFS VIT Value
   Service Class
   Division:
     2005                47        12.62             589    0.68            0.00               6.41
     2004                31        11.86             362    0.36            0.00              14.81
     2003                39        10.33             407    0.06            0.00              24.76
     2002 (5) (15)        -         8.28               3       -            0.00             (16.45)

MidCap Division:
     2005             2,943   24.24 to 75.71      81,479       -        0.00 to 0.75      9.24 to 8.39
     2004             2,818   22.19 to 69.85      72,635    1.04        0.00 to 0.75     15.09 to 16.86
     2003             2,533   18.85 to 59.77      56,919    1.09        0.00 to 0.75     39.22 to 31.83
     2002             2,231   14.19 to 45.34      39,117    1.03        0.00 to 0.75    (8.75) to (9.43)
     2001             1,973   15.55 to 50.06      39,444    0.78        0.00 to 0.75     3.67 to (4.43)






6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                    ---------------------------------------------------------------------------------------
                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

MidCap Growth
   Division:
     2005             1,145  $12.72 to $11.32    $14,572       -%      0.00% to 0.75%   13.77% to 12.86%
     2004               985   11.18 to 10.03      11,019       -        0.00 to 0.75     17.93 to 11.07
     2003               794    10.00 to 9.03       7,945       -        0.00 to 0.75     44.93 to 39.57
     2002               486    7.12 to 6.47        3,459       -        0.00 to 0.75   (26.22) to (28.74)
     2001               355        9.65            3,432       -            0.00         (16.95) to 5.12

MidCap Value
   Division:
     2005             1,090   16.08 to 15.53      17,532       -        0.00 to 0.75      10.59 to 9.68
     2004               796   14.54 to 14.16      11,580    0.10        0.00 to 0.75     18.89 to 21.75
     2003               500   11.86 to 11.63       5,934    0.08        0.00 to 0.75     41.70 to 35.55
     2002               257    8.69 to 8.58        2,230       -        0.00 to 0.75    (9.95) to (10.63)
     2001 (4)            35    9.65 to 9.60          335    0.30        0.00 to 0.75     5.35 to (5.33)

Money Market
   Division:
     2005             4,884   13.46 to 19.01      65,437    2.59        0.00 to 0.75      2.67 to 1.88
     2004             3,881   11.60 to 18.66      50,588    0.88        0.00 to 0.75      1.05 to 1.00
     2003             3,420   13.00 to 18.64      44,163    0.74        0.00 to 0.75      0.70 to 0.00
     2002             3,413   11.41 to 18.64      43,832    1.34        0.00 to 0.75      1.42 to 0.65
     2001             2,360   11.25 to 18.52      29,911    3.69        0.00 to 0.75      4.07 to 3.29

Neuberger Berman
   AMT Guardian I
   Class Division:
     2005                14        12.32             172    0.12              0.00             8.45
     2004 (9)
                          1        11.36               8    0.16              0.00            15.80

Principal LifeTime
   Strategic Income
   Division:
     2005 (12)            1   11.29 to 11.32           7    0.13              0.00        4.93 to 5.20

Principal LifeTime
   2010 Division:
     2005 (12)           12        11.55             137    0.01              0.00             5.67

Principal LifeTime
   2020 Division:
     2005                46        11.81             542    0.01              0.00        6.59 to 6.68
     2004 (10) (15)       -   11.07 to 11.08           4    3.95              0.00       10.26 to 10.36
6. Financial Highlights (continued)

                                December 31               For the Year Ended December 31, Except as Noted
                    ------------------------------------ --------------------------------------------------





                    ------------------------------------ --------------------------------------------------
                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)     Ratio (1)  L                      Highest
-------------------------------------------------------- --------------------------------------------------

Principal LifeTime
   2030 Division:
     2005
                         56       $11.81       $     665     0.08%           0.00%             6.78%
     2004 (10)           13        11.06             140     7.05           0.00              10.16

Principal LifeTime
   2040 Division:
     2005                36        11.99             433     0.08           0.00               7.25
     2004 (10)           12        11.18             136     3.65           0.00              11.35

Principal LifeTime
   2050 Division:
     2005                31        12.02             375     0.07           0.00          7.51 to 7.61
     2004 (10)            7   11.17 to 11.18          77     2.53           0.00         11.25 to 11.35

Putnam VT Growth &
   Income Class IB
   Division:
     2005                23        12.04             276     1.32           0.00               5.24
     2004                14        11.44             158     1.19           0.00              11.07
     2003                 5        10.30              51     5.15           0.00              27.48
     2002 (5)             1         8.08              10        -           0.00             (18.47)

Putnam VT
   International
   Equity Class IB
   Division:
     2005               159        13.41           2,132     1.26           0.00              12.22
     2004               125        11.95           1,488     0.98           0.00              16.13
     2003                70        10.29             722     0.75           0.00              28.63
     2002 (5)             1         8.00               8        -           0.00             (19.92)

Putnam VT Voyager
   Class IB
   Division:
     2005             2,670    9.40 to 8.34       29,775     0.67       0.00 to 0.75      5.74 to 4.91
     2004             2,733    10.69 to 7.95      28,828     0.24       0.00 to 0.75      5.01 to 4.19
     2003             2,804    8.47 to 7.63       28,108     0.36       0.00 to 0.75     24.93 to 24.07
     2002             2,529    8.16 to 6.15       20,229     0.60       0.00 to 0.75   (21.61) to (27.13)
     2001             2,059    9.22 to 8.44       22,401        -       0.00 to 0.75   (22.46) to (17.50)




6. Financial Highlights (continued)

                                December 31               For the Year Ended December 31, Except as Noted
                    ------------------------------------ --------------------------------------------------





                    ------------------------------------ --------------------------------------------------
                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)     Ratio (1)  L                      Highest
-------------------------------------------------------- --------------------------------------------------

Real Estate
   Securities
   Division:
     2005             1,364  $29.68 to $24.79    $40,749     0.02%     0.00% to 0.75%   15.98% to 15.03%
     2004             1,171   25.59 to 21.55      30,221     2.42       0.00 to 0.75     20.65 to 33.44
     2003               863   19.04 to 16.15      16,564     3.75       0.00 to 0.75     39.39 to 37.92
     2002               518   13.71 to 11.71       7,179     3.96       0.00 to 0.75      7.70 to 6.94
     2001               256   12.73 to 10.95       3,295     5.02       0.00 to 0.75      8.80 to 8.96

Short-Term Bond
   Division:
     2005               220   10.35 to 10.15       2,278     1.61       0.00 to 0.75      1.77 to 0.00
     2004               171   10.17 to 10.15       1,735        -       0.00 to 0.75      1.29 to 1.60
     2003 (7)            11        10.04             107     2.61           0.00              0.26

SmallCap Division:
   2005               1,682   13.79 to 11.72      22,304     0.02       0.00 to 0.75      7.07 to 6.26
   2004               1,476   12.39 to 11.03      18,289        -       0.00 to 0.75     22.67 to 18.99
   2003               1,260    10.33 to 9.27      13,044     0.11       0.00 to 0.75     49.49 to 35.72
   2002                 648    7.55 to 6.83        4,899     0.11       0.00 to 0.75   (25.98) to (27.88)
   2001                 353    10.39 to 9.47       3,682        -       0.00 to 0.75     7.45 to (7.61)

SmallCap Growth
   Division:
     2005             1,785    11.00 to 6.91      19,372        -       0.00 to 0.75      6.80 to 5.82
     2004             1,663    10.30 to 6.53      16,914        -       0.00 to 0.75     19.63 to 10.49
     2003             1,540    9.27 to 5.91       14,060        -       0.00 to 0.75     54.50 to 44.50
     2002             1,217    6.37 to 4.09        7,596        -       0.00 to 0.75   (45.83) to (46.25)
     2001               875    9.31 to 7.61       10,098        -       0.00 to 0.75   (31.99) to (26.54)

SmallCap Value
   Division:
     2005             1,479   24.41 to 17.10      36,124     0.04       0.00 to 0.75      6.22 to 5.43
     2004             1,257   22.98 to 16.22      28,904     0.17       0.00 to 0.75     19.63 to 22.23
     2003               967   18.67 to 13.27      18,054     0.47       0.00 to 0.75     60.95 to 49.44
     2002               665    12.40 to 8.88       8,247     0.63       0.00 to 0.75    (8.82) to (9.57)
     2001               406    13.60 to 9.82       5,542     1.05       0.00 to 0.75     6.67 to (2.68)

Vanguard VIF
   Balanced
   Division:
     2005               528        13.04           6,888     1.95           0.00               6.80
     2004               256        12.21           3,122     1.87           0.00              11.30
     2003                78        10.97             859     2.18           0.00              20.42
     2002 (5)            14         9.11       130              -           0.00             (8.53)
6. Financial Highlights (continued)

                                December 31              For the Year Ended December 31, Except as Noted
                    ---------------------------------------------------------------------------------------





                    ---------------------------------------------------------------------------------------
                     Units    Unit Fair Value    Net      Investment       Expense            Total
                     000's)  Corresponding to                             Ratio (2)        Return (3)
                             Lowest to Highest  Assets      Income     owest to Highest     Lowest to
       Division     (          Expense Ratio   (000's)    Ratio (1)   L                      Highest
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Vanguard VIF Equity
   Index Division:
     2005               838       $12.00         $10,057    1.56%            0.00%             4.80%
     2004               582        11.45           6,657    0.96            0.00              10.84
     2003               277        10.33           2,861    0.68            0.00              28.48
     2002 (5)            47         8.04             378       -            0.00             (18.54)

Vanguard VIF
   Mid-Cap Index
   Division:
     2005               346        14.56           5,046    0.74              0.00            13.93
     2004               152        12.78           1,946    0.53              0.00            20.34
     2003                30        10.62             317    0.53              0.00            34.09
     2002 (5)             6         7.92              49       -              0.00           (19.84)

Wells Fargo
   Advantage VT
   Asset Allocation
   Division:
     2005                71   12.51 to 12.17         885    2.16        0.00 to 0.75      6.11 to 4.20
     2004                61   11.79 to 11.92         725    2.14            0.00          8.76 to 9.46
     2003                38        10.90             417    1.67            0.00         21.52 to 27.49
     2002 (5)            17         8.97             155    1.81            0.00             (9.85)

Wells Fargo
   Advantage VT
   Equity Income
   Division:
     2005                28        11.70             325    1.49            0.00          5.12 to 5.41
     2004                16   11.11 to 11.13         179    1.68            0.00         10.64 to 11.43
     2003                11    9.97 to 10.00         111    1.73            0.00         25.88 to 26.26
     2002 (5)             2         7.92              16    1.73            0.00             (20.00)

Wells Fargo
   Advantage VT
   Large Company
   Growth Division:
     2005                81        10.67             863    0.17            0.00          3.39 to 5.75
     2004                28   10.09 to 10.32         280       -            0.00          3.17 to 13.78
     2003                 5    9.77 to 9.78           53       -            0.00         26.36 to 26.55
     2002 (5)             1    7.73 to 7.69            6       -        0.00 to 0.75   (21.12) to (21.53)


6. Financial Highlights (continued)

 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

 (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
 (4) Commencement of operations, May 19, 2001. Investment income ratio has been annualized for the period ended December 31, 2001.
 (5) Commencement of operations, May 18, 2002. Investment income ratio has been annualized for the period ended December 31, 2002.
 (6) Commencement of operations, February 22, 2003. Investment income ratio has been annualized for the period ended December 31, 2003.
 (7) Commencement of operations, May 17, 2003. Investment income ratio has been annualized for the period ended December 31, 2003.
 (8) Commencement of operations, March 18, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
 (9) Commencement of operations, March 25, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
 (10) Commencement of operations, August 21, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
 (11) Commencement of operations, November 23, 2004. Investment income ratio has been annualized for the period ended December 31, 2004.
 (12) Commencement of operations, January 3, 2005. Investment income ratio has been annualized for the period ended December 31, 2005.
 (13) Commencement of operations, May 19, 2005. Investment income ratio has been annualized for the period ended December 31, 2005.
 (14) Commencement of operations, November 21, 2005. Investment income ratio has been annualized for the period ended December 31, 2005.
 (15) Accumulation units outstanding and/or net assets less than 500 units or $500.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



                                0508-0671120 162

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



0508-0671120                                                        161
6. Financial Highlights (continued)

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                                                                       2005 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------

Wells Fargo Advantage VT Asset Allocation Division                                   2.18% to 6.11%

                                                                                       2004 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century VP II Value Division                                               10.35% to 14.17%
Bond Division                                                                         2.33 to 4.98
Equity Growth Division                                                                8.51 to 15.12
Equity Income Division                                                               14.85 to 17.60
Government Securities Division                                                        1.50 to 3.64
International SmallCap Division                                                      21.65 to 30.23
LargeCap Value Division                                                              11.53 to 13.09
MidCap Division                                                                      15.09 to 17.96
MidCap Value Division                                                                18.89 to 22.66
Real Estate Securities Division                                                      20.65 to 34.55
SmallCap Value Division                                                              19.64 to 23.11

                                                                                       2003 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Capital Value Division                                                              25.45% to 31.65%
Government Securities Division                                                        1.03 to 1.89







6. Financial Highlights (continued)

                                                                                       2002 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------

Bond Division                                                                        7.45% to 9.30%
Capital Value Division                                                             (15.47) to (13.62)
International Division                                                             (18.00) to (16.06)
International SmallCap Division                                                    (22.47) to (16.18)
MidCap Division                                                                     (12.30) to (8.75)
MidCap Value Division                                                               (14.89) to (9.95)
Money Market Division                                                                 0.47 to 1.42
Real Estate Securities Division                                                      (1.22) to 7.70
SmallCap Value Division                                                             (18.90) to (8.82)

                                                                                       2001 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------

Bond Division                                                                       (0.74)% to 8.12%
Equity Growth Division                                                              (14.87) to (0.90)
Fidelity VIP II Contrafund Initial Class Division                                    (12.26) to 2.69
Government Securities Division                                                       (0.28) to 7.61
International Division                                                              (24.25) to (1.25)
Money Market Division                                                                 0.24 to 4.07
Putnam VT Voyager Class IB Division                                                 (22.46) to (0.27)
SmallCap Growth Division                                                             (31.99) to 4.63







             Report of Independent Registered Public Accounting Firm


The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2005 and 2004, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for variable interest entities effective July 1, 2003, certain fixed and variable contract features effective January 1, 2004, and certain non-monetary exchanges of similar productive assets (primarily real estate) effective July 1, 2005.

                                            /s/ Ernst & Young LLP

Des Moines, Iowa
February 16, 2006, except for Note 22, as to which the date is February 28, 2006.

                        Principal Life Insurance Company
                  Consolidated Statements of Financial Position


                                                                                                        December 31,
                                                                                                    2005            2004
                                                                                                       (in millions)
Assets
Fixed maturities, available-for-sale                                                                $39,949.0       $39,111.1
Fixed maturities, trading                                                                               105.0            93.0
Equity securities, available-for-sale                                                                   702.9           682.6
Equity securities, trading                                                                               60.1            41.2
Mortgage loans                                                                                       10,979.2        11,328.7
Real estate                                                                                             987.7           945.7
Policy loans                                                                                            827.7           814.5
Other investments                                                                                       716.5         1,292.2
  Total investments                                                                                  54,328.1        54,309.0
Cash and cash equivalents                                                                             1,717.1           383.4
Accrued investment income                                                                               669.1           669.6
Premiums due and other receivables                                                                      564.4           605.1
Deferred policy acquisition costs                                                                     2,069.9         1,770.9
Property and equipment                                                                                  406.7           418.4
Goodwill                                                                                                207.8           161.3
Other intangibles                                                                                        94.8            80.4
Separate account assets                                                                              58,670.8        50,722.4
Assets of discontinued operations                                                                         --              78.3
Other assets                                                                                          1,270.2           680.4
  Total assets                                                                                     $119,998.9      $109,879.2
Liabilities
Contractholder funds                                                                                $33,598.6       $32,174.8
Future policy benefits and claims                                                                    14,650.3        14,284.8
Other policyholder funds                                                                                654.1           731.1
Short-term debt                                                                                         719.1           697.6
Long-term debt                                                                                          313.5           347.8
Income taxes currently payable                                                                            --             284.8
Deferred income taxes                                                                                   875.5         1,040.8
Separate account liabilities                                                                         58,670.8        50,722.4
Liabilities of discontinued operations                                                                    --               2.1
Other liabilities                                                                                     3,434.4         2,936.7
  Total liabilities                                                                                 112,916.3       103,222.9
Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares
  issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)                     2.5             2.5
Additional paid-in capital                                                                            5,354.8         5,112.7
Retained earnings                                                                                       870.4           238.3
Accumulated other comprehensive income                                                                  854.9         1,302.8
                                                                                               -------------------------------
                                                                                               -------------------------------
  Total stockholder's equity                                                                          7,082.6         6,656.3
  Total liabilities and stockholder's equity                                                       $119,998.9      $109,879.2

=================================================================
   See accompanying notes.


                        Principal Life Insurance Company
                      Consolidated Statements of Operations

                                                                                      For the year ended December 31,
                                                                                     2005             2004           2003
                                                                                               (in millions)
Revenues
Premiums and other considerations                                                  $3,727.4         $3,468.9         $3,439.0
Fees and other revenues                                                             1,452.0          1,260.0          1,031.9
Net investment income                                                               3,133.7          3,027.5          3,067.2
Net realized/unrealized capital losses                                                (17.5)          (109.7)           (90.4)
  Total revenues                                                                    8,295.6          7,646.7          7,447.7
Expenses
Benefits, claims, and settlement expenses                                           4,873.6          4,602.2          4,592.2
Dividends to policyholders                                                            293.0            296.7            307.9
Operating expenses                                                                  2,028.4          1,856.8          1,730.5
  Total expenses                                                                    7,195.0          6,755.7          6,630.6
Income from continuing operations before income taxes                               1,100.6            891.0            817.1
Income taxes                                                                          287.0            225.4            180.5
Income from continuing operations, net of related income taxes                        813.6            665.6            636.6
Income from discontinued operations, net of related income taxes                       18.5            104.6             26.1
Income before cumulative effect of accounting changes                                 832.1            770.2            662.7
Cumulative effect of accounting changes, net of related income taxes                    --               (2.4)            (3.4)
Net income                                                                           $832.1           $767.8           $659.3
                                                                             ===================================================
-----------
  See accompanying notes.






                        Principal Life Insurance Company
                 Consolidated Statements of Stockholder's Equity

                                               Common       Additional      Retained      Accumulated         Total
                                                                                             other
                                                             paid-in        earnings     comprehensive    stockholder's
                                               stock         capital       (deficit)        income           equity
                                                                           (in millions)
Balances at January 1, 2003                        $2.5       $5,015.0         $(64.7)        $785.1        $5,737.9
Capital contribution                                --             15.0            --              --              15.0
Stock-based compensation                            --             22.1            --              --              22.1
Comprehensive income:
  Net income                                        --              --            659.3            --             659.3
  Net unrealized gains                              --              --              --            646.6           646.6
  Provision for deferred income taxes               --              --              --           (221.4)         (221.4)
  Foreign currency translation adjustment           --              --              --             (0.1)           (0.1)
  Minimum pension liability, net of
    related income taxes                            --              --              --             (2.5)           (2.5)
  Cumulative effect of accounting change,
    net of related income taxes                     --              --              --              9.1             9.1
                                                                                                        ------------------
                                                                                                        ------------------
Comprehensive income                                                                                         1,091.0
Balances at December 31, 2003                       2.5        5,052.1          594.6        1,216.8         6,866.0

Capital transactions of equity method                                                                   -----------------
  investee, net of related income taxes             --             20.4            --              --              20.4
Stock-based compensation, and additional
  related tax benefits                              --             40.8            --              --              40.8
Dividends to parent                                 --             (0.6)      (1,124.1)           --          (1,124.7)
Comprehensive income:
  Net income                                        --              --            767.8            --             767.8
  Net unrealized gains                              --              --              --            137.2           137.2
  Provision for deferred income taxes               --              --              --            (47.8)          (47.8)
  Foreign currency translation adjustment           --              --              --             (0.6)           (0.6)
   Minimum pension liability, net of
    related income taxes                            --              --              --             (2.8)           (2.8)
                                                                                                        ------------------
                                                                                                        ------------------
Comprehensive income                                                                                           853.8
Balances at December 31, 2004                      $2.5       $5,112.7         $238.3       $1,302.8        $6,656.3

======================================================





                        Principal Life Insurance Company
           Consolidated Statements of Stockholder's Equity (continued)

                                                                                            Accumulated
                                                           Additional                          other              Total
                                              Common         paid-in        Retained       comprehensive      stockholder's
                                              stock          capital        earnings           income            equity
                                                                             (in millions)
Balances at January 1, 2005                     $2.5       $5,112.7           $238.3        $1,302.8           $6,656.3
Capital contributions                            --             34.0              --               --                 34.0
Capital transactions of equity method
  investee, net of related income taxes          --             (0.1)             --               --                 (0.1)
Stock-based compensation, and additional
  related tax benefits                           --             44.4              --               --                 44.4
Tax benefits related to demutualization          --            163.8              --               --                163.8
Dividends to parent                              --              --             (200.0)            --               (200.0)
Comprehensive income:
  Net income                                     --              --              832.1             --                832.1
  Net unrealized losses                          --              --                --            (670.1)            (670.1)
  Provision for deferred income tax
    benefits                                     --              --                --             227.7              227.7
  Foreign currency translation adjustment        --              --                --               0.7                0.7
  Minimum pension liability, net of
    related income taxes                         --              --                --              (6.2)              (6.2)
                                                                                                            ------------------
                                                                                                            ------------------
Comprehensive income                                                                                              384.2
Balances at December 31, 2005                   $2.5       $5,354.8           $870.4          $854.9           $7,082.6

=================================================================
  See accompanying notes.







                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                                     For the year ended December 31,
                                                                                  2005            2004             2003
                                                                                                               (As Restated
                                                                                            - (As Restated -
                                                                                                                 See - Note
                                                                                            1) See - Note 1)
                                                                                              (in millions)
Operating activities
Net income                                                                          $832.1           $767.8          $659.3
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations, net of related income taxes                   (18.5)          (104.6)          (26.1)
  Cumulative effect of accounting changes, net of related income taxes                 --                2.4             3.4
  Amortization of deferred policy acquisition costs                                  238.8            207.7           144.0
  Additions to deferred policy acquisition costs                                    (440.6)          (457.8)         (337.4)
  Accrued investment income                                                            0.5            (27.0)           (1.1)
  Net cash flows from trading securities                                             (29.4)             6.3             --
  Premiums due and other receivables                                                 (63.3)           (21.4)          (39.4)
  Contractholder and policyholder liabilities and dividends                        1,716.9          1,645.3         1,569.1
  Current and deferred income taxes                                                 (445.2)            34.3            66.9
  Net realized/unrealized capital losses                                              17.5            109.7            90.4
  Depreciation and amortization expense                                               85.3             93.2            89.7
  Mortgage loans held for sale, acquired or originated                            (2,177.5)        (1,045.7)         (876.9)
  Mortgage loans held for sale, sold or repaid, net of gain                        2,238.6            845.1         1,022.5
  Real estate acquired through operating activities                                  (44.6)           (45.8)          (32.5)
  Real estate sold through operating activities                                       41.9             84.7            46.0
  Stock-based compensation                                                            44.4             39.4            20.3
  Other                                                                              252.4           (517.8)           21.6
Net adjustments                                                                    1,417.2            848.0         1,760.5
Net cash provided by operating activities                                          2,249.3          1,615.8         2,419.8
Investing activities Available-for-sale securities:
  Purchases                                                                       (8,243.4)        (9,126.9)      (10,338.7)
  Sales                                                                            2,759.5          1,759.8         2,732.4
  Maturities                                                                       3,734.0          4,082.0         4,634.7
Mortgage loans acquired or originated                                             (2,293.8)        (2,612.3)       (2,597.1)
Mortgage loans sold or repaid                                                      2,563.2          2,380.8         1,918.3
Real estate acquired                                                                (216.5)          (327.5)         (178.8)
Real estate sold                                                                     319.3            345.4            60.8
Net purchases of property and equipment                                              (37.6)           (42.3)          (24.2)
Net proceeds from sales of subsidiaries                                                --              674.6            29.4
Purchases of interest in subsidiaries, net of cash acquired                          (57.9)           (87.2)          (55.8)
Net change in other investments                                                       35.6            154.6           263.5
Net cash used in investing activities                                            $(1,437.6)       $(2,799.0)      $(3,555.5)

----------------------------------------------------------------------





                        Principal Life Insurance Company
                Consolidated Statements of Cash Flows (continued)

                                                                                     For the year ended December 31,
                                                                                  2005            2004             2003
                                                                                                                (As Restated
                                                                                            - (As Restated -
                                                                                                                  See Note
                                                                                             1) See Note 1)
                                                                                              (in millions)
Financing activities
Issuance of common stock                                                              $--               $--             $(0.1)
Proceeds from financing element derivatives                                          168.4            110.6           118.0
Payments for financing element derivatives                                          (123.2)           (84.6)         (107.3)
Dividends to parent                                                                 (200.0)        (1,124.6)            --
Return of capital to parent                                                           34.0              --               --
Issuance of long-term debt                                                            38.3             12.1             6.1
Principal repayments of long-term debt                                               (72.6)          (246.7)          (85.5)
Net proceeds (repayments) of short-term borrowings                                    21.4            220.5          (192.1)
Investment contract deposits                                                       7,026.9          6,995.8         9,722.0
Investment contract withdrawals                                                   (6,413.1)        (5,209.6)       (8,666.2)
Net increase (decrease) in banking operation deposits                                 41.9             (5.0)          372.7
Net cash provided by financing activities                                            522.0            668.5         1,167.6
Discontinued operations
Net cash provided by (used in) operating activities                                   (1.2)          (628.0)        2,594.3
Net cash used in investing activities                                                 (0.7)          (471.7)       (1,059.9)
Net cash provided by (used in) financing activities                                    --              600.0        (1,335.1)
Net cash provided by (used in) discontinued operations                                (1.9)          (499.7)          199.3

Net increase (decrease) in cash and cash equivalents                               1,331.8         (1,014.4)          231.2

Cash and cash equivalents at beginning of year                                       385.3          1,399.7         1,168.5
Cash and cash equivalents at end of year                                          $1,717.1           $385.3        $1,399.7
Cash and cash equivalents of discontinued operations included above
   At beginning of year                                                               $1.9           $501.6          $302.3
   At end of year                                                                     $--               $1.9          $501.6
Schedule of noncash transactions
Tax benefits related to demutualization                                             $163.8             $--              $--

==========================================================================
See accompanying notes.






                        Principal Life Insurance Company
                   Notes to Consolidated Financial Statements
                                December 31, 2005

1.  Nature of Operations and Significant Accounting Policies

Description of Business

         Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

         The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% will be based on the facts and circumstances to determine if equity or cost method will be applied. All significant intercompany accounts and transactions have been eliminated.

Closed Block

         We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company ("MIHC") formation. See Note 9, Closed Block, for further details.

Use of Estimates in the Preparation of Financial Statements

         The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

         On September 19, 2005, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred policy acquisition costs, unearned revenue liabilities, and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts capitalized as appropriate. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are still evaluating the impact this guidance will have to our consolidated financial statements.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         On May 30, 2005, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"), which changes the requirements for the accounting and reporting of a change in accounting principle. Under SFAS 154, a change in accounting principle should be retrospectively applied to all prior periods, unless it is impracticable to do so. This retrospective application requirement replaces the Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes ("APB 20"), requirement to recognize changes in accounting principle by including the cumulative effect of the change in net income during the current period. SFAS 154 applies to all voluntary changes in accounting principles where we are changing to a more preferable accounting method, as well as to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate. SFAS 154 is effective for accounting changes on or after January 1, 2006. SFAS 154 does not change the transition provisions of any existing accounting pronouncements.

         On December 16, 2004, the FASB issued SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes APB Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure
- an Amendment of FASB Statement No. 123 and amends SFAS No. 95, Statement of Cash Flows. On April 14, 2005, the United States Securities and Exchange Commission ("SEC") approved a new rule delaying the effective date of SFAS 123R to annual periods that begin after June 15, 2005. Accordingly, we will be adopting SFAS 123R effective January 1, 2006 using the modified prospective method. This Statement will not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. In addition, any stock options granted prior to January 1, 2002 are fully vested. We applied the prospective method of transition as prescribed by SFAS 123 when we elected to begin expensing stock-based compensation in 2002.

         In May 2005, we learned of discussions between several major accounting firms, the FASB and the SEC concluding it is appropriate to recognize compensation cost either immediately for stock awards granted to retirement eligible employees, or over the period from the grant date to the date retirement eligibility is achieved, if retirement eligibility is expected to occur during the nominal vesting period. Our approach has been to follow the widespread practice of recognizing compensation cost over the explicit service period (up to the date of actual retirement). For any awards that are granted after we adopt SFAS 123R on January 1, 2006, we will recognize compensation cost through the period that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. If we had applied the nonsubstantive vesting provisions of SFAS 123R to awards granted prior to January 1, 2006, our consolidated financial statements would not have been materially impacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         In December 2004, SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provided the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 provided an exception that allowed certain exchanges of similar productive assets to be recorded at book value. SFAS 153 amends APB 29 to eliminate this exception and requires non-monetary exchanges that meet certain criteria to be accounted for at fair value. We adopted SFAS 153 and are applying its guidelines to nonmonetary exchanges occurring on or after July 1, 2005.

         On March 9, 2004, the SEC Staff issued Staff Accounting Bulletin ("SAB") No.105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

         On July 7, 2003, the American Institute of Certified Public Accountants issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

         SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment.

         In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets as of January 1, 2004.

         The FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. We invested in one VIE in April, 2003, and effective July 1, 2003, consolidated VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary. At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows:

                                                                                                     Accumulated other
                                                                                    Net loss        comprehensive income
                                                                              --------------------- ---------------------
                                                                                            (in millions)

   Adjustment for intercompany gains and carrying
       value of assets consolidated                                                       $(6.1)                $14.1
   Income tax impact                                                                        2.7                  (5.0)
                                                                              --------------------- ---------------------
                                                                              --------------------- ---------------------
   Total                                                                                  $(3.4)               $  9.1
                                                                              ===================== =====================

         See Note 5, Variable Interest Entities, for the disclosures relating to
VIEs.


Cash and Cash Equivalents

         Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

         We classify our fixed maturity and equity investments into one of two categories: available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See
Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

         The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

         Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale or trading and, accordingly, are carried at fair value. (See Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO, and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

1.  Nature of Operations and Significant Accounting Policies (continued)

         Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

         Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $412.1 million and $478.6 million at December 31, 2005 and 2004, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

         Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

         Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

         We, along with other contributors, sell commercial mortgage loans to trusts that, in turn, securitize the assets. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01% of the assets we are servicing, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         As these trusts are classified as qualifying special purpose entities ("QSPE") pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A Replacement of FASB Statement 125 ("SFAS 140"), we recognize the gain on the sale of the loans to the trust and the trusts are not required to be consolidated under the provisions of FIN 46. There is significant judgment used to determine whether a trust is a QSPE. To maintain QSPE status, the trust must continue to meet the QSPE criteria both initially and in subsequent periods. We have analyzed the governing pooling and servicing agreements for each of our securitizations and believe that the terms are industry standard and are consistent with the QSPE criteria. If at any time we determine a trust no longer qualifies as a QSPE, each trust will need to be reviewed to determine if there is a need to recognize the commercial mortgage loan asset in the statement of financial position along with the offsetting liability. In addition, certain industry practices related to the qualifying status of QSPE's are being discussed by regulators and standard setters and could impact the accounting for existing and future transactions.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Derivatives

         Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, total return swaps, interest rate lock commitments, bond forwards, mortgage-backed forwards and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

         Accounting and Financial Statement Presentation. We designate derivatives as either:

         a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency ("fair value" hedge);

         (b) a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency ("cash flow" hedge);

         (c)      a hedge of a net investment in a foreign operation; or

         (d)      a derivative not designated as a hedging instrument.

         Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

         Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized/unrealized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

         Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impact net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

         Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as derivatives and are recorded at fair value.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         Hedge Documentation and Effectiveness Testing. We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

         We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. If we determine a derivative is no longer highly effective as a hedge, we prospectively discontinue hedge accounting.

         Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

         If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the statement of financial position at its fair value, with changes in fair value recognized currently in net realized/unrealized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the statement of operations line associated with the asset or liability. The component of other comprehensive income related to discontinued cash flow hedges that are no longer highly effective is amortized to the statement of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from other comprehensive income into net income.


         Embedded Derivatives. We purchase and issue financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the statement of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

         Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

         For our universal life and annuity products we hold additional reserves pursuant to SOP 03-1. SOP 03-1 requires that reserves be held on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

         Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

         Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

         Participating business represented approximately 24%, 28% and 33% of our life insurance in force and 63%, 67% and 70% of the number of life insurance policies in force at December 31, 2005, 2004 and 2003, respectively. Participating business represented approximately 76%, 77% and 80% of life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

         Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

         The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

         Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

         Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Under the guidance for limited payment contracts under SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, which refers back to SFAS No. 60, Accounting and Reporting by Insurance Enterprises ("SFAS 60"), annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as defined in SFAS 60. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

         Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

         Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

         Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

         Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

         DPAC for universal life-type insurance contracts, participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. For investment contracts pertaining to individual and group annuities which have separate account investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

         DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Reinsurance

         We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement, which is accounted for using the deposit method of accounting. Our medical reinsurance agreement is no longer in effect after December 31, 2004, as we did not renew. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2005, 2004 and 2003, respectively, we had reinsured $21.2 billion, $20.1 billion and $19.4 billion of life insurance in force, representing 14%, 15% and 15% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

                        Principal Life Insurance Company
              Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

         The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Premiums and other considerations:
    Direct                                                                          $3,966.6        $3,693.1       $3,609.1
    Assumed                                                                             56.6            67.0          118.8
    Ceded                                                                             (295.8)         (291.2)        (288.9)
  Net premiums and other considerations                                             $3,727.4        $3,468.9       $3,439.0
  Benefits, claims and settlement expenses:
    Direct                                                                          $5,062.2        $4,740.9       $4,697.8
    Assumed                                                                             77.0            83.2          129.3
    Ceded                                                                             (265.6)         (221.9)        (234.9)
  Net benefits, claims and settlement expenses                                      $4,873.6        $4,602.2       $4,592.2

Separate Accounts
=============================================================================

         The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal, and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
         At December 31, 2005 and 2004, the separate accounts include a separate account valued at $726.6 million and $782.8 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.
Income Taxes
         Our ultimate parent, Principal Financial Group, Inc., files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangibles

         Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, goodwill and indefinite-lived intangible assets are tested for impairment at one level below our operating segments on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

         Intangible assets with a finite useful life are amortized on a straight-line basis generally over a period of 5 to 15 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Stock-Based Compensation

         Our ultimate parent, Principal Financial Group, Inc., accounts for their stock-based compensation plans (described more fully in Note 20, Stock-Based Compensation Plans) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, Principal Financial Group, Inc. used the intrinsic value method.

         Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2004 and 2003 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                                                  For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                     (in millions)
Net income, as reported                                                                     $832.1         $767.8          $659.3
Add: Stock-based compensation expense included in reported net income, net of
  related tax effects                                                                         29.8           26.7            18.2
Deduct: Total stock-based compensation expense determined under fair value based
  method for all awards, net of related tax effects                                           29.8           29.3            21.0
Pro forma net income                                                                        $832.1         $765.2          $656.5

=========================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Restatement

         In 2005, we have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations, which in prior years were excluded from the statement of cash flows. We have restated the statement of cash flows for 2004 and 2003 to include and separately disclose the operating, investing, and financing portions of the cash flows attributable to our discontinued operations.

Reclassifications

         Reclassifications have been made to the 2004 and 2003 consolidated financial statements to conform to the 2005 presentation.

2. Related Party Transactions

         We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2005, 2004 and 2003, we received $114.3 million, $94.8 million and $94.0 million, respectively, of expense reimbursements from affiliated entities.

         We and our direct parent, Principal Financial Services, Inc., are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.1 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion , with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $229.6 million and $67.4 million at December 31, 2005 and 2004, respectively, and earned interest of $12.3 million, $8.5 million and $7.7 million during 2005, 2004 and 2003, respectively.

         Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

         Amortized intangible assets were as follows:

                                                                       December 31,
                                                     2005                                        2004
                               Gross Net Gross Net
           carrying Accumulated carrying carrying Accumulated carrying
                                     amount      amortization      amount        amount      amortization      amount
                                                                       (in millions)
  Intangibles with finite useful
    lives                                 $107.2         $12.4          $94.8          $87.8          $7.4          $80.4

=================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3.  Goodwill and Other Intangible Assets (continued)

         The amortization expense for intangible assets with finite useful lives was $6.1 million, $4.2 million and $1.1 million for 2005, 2004 and 2003, respectively. At December 31, 2005, the estimated amortization expense for the next five years is as follows (in millions):

  Year ending December 31:
        2006                                                                                                          $7.1
        2007                                                                                                           7.0
        2008                                                                                                           7.1
        2009                                                                                                           7.1
        2010                                                                                                           7.1

         The changes in the carrying amount of goodwill reported in our operating segments for 2004 and 2005 were as follows:

                                                   U.S. Asset
                               Management Life and
                                                and Accumulation   Health Insurance    Consolidated
                                                                   (in millions)
  Balances at January 1, 2004                          $53.7                $69.2           $122.9
  Goodwill from acquisitions                            38.1                  0.3             38.4
  Balances at December 31, 2004                         91.8                 69.5            161.3
  Goodwill from acquisitions                            46.5                  --               46.5
  Balances at December 31, 2005                       $138.3                $69.5           $207.8

=============================================================================

4.  Discontinued Operations


Real Estate Investments

         In second and third quarter 2005, we sold certain real estate properties previously held for investment purposes. These properties qualify for discontinued operations treatment under SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). Therefore, the results of operations have been removed from our results of continuing operations for all periods presented. The gains on disposal are reported as other after-tax adjustments in our Corporate and Other segment. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to these properties, unless otherwise noted.

         The properties were sold to take advantage of positive real estate market conditions in specific geographic locations and to further diversify our real estate portfolio.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
4.       Discontinued Operations (continued)


Selected financial information for the discontinued operations is as follows:

                                                                                                     December 31,
                                                                                          -----------------------------------
                                                                                                2005              2004
                                                                                          -----------------  ----------------
                                                                                                    (in millions)
Assets
Real estate                                                                                         $--                $75.5
All other assets                                                                                     --                  2.8
                                                                                          -----------------  ----------------
                                                                                          -----------------  ----------------
   Total assets                                                                                     $--                $78.3
                                                                                          =================  ================
Liabilities
All other liabilities                                                                                --                  2.1
                                                                                          -----------------  ----------------
                                                                                          -----------------  ----------------
   Total liabilities                                                                                $--                 $2.1
                                                                                          =================  ================



                                                                                               For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                  (in millions)
 Total revenues                                                                              $2.2           $2.5          $4.0
 Income from discontinued operations:
   Income before income taxes                                                                $2.2           $2.5          $4.0
   Income taxes                                                                               0.8            0.9           1.4
   Income from discontinued operations, net of related income taxes                           1.4            1.6           2.6
   Income on disposal of discontinued operations, net of related income taxes                22.3            --             --
 Net income                                                                                 $23.7           $1.6          $2.6

===========================================================================


Principal Residential Mortgage, Inc.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately $620.0 million. Principal Residential Mortgage, Inc., is accounted for as a discontinued operation under SFAS 144, and therefore, the results of operations (excluding corporate overhead) have been removed from our results of continuing operations and segment operating earnings for all periods presented. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Corporate overhead allocated to our Mortgage Banking segment does not qualify for discontinued operations treatment under SFAS 144 and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

                      Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

4.  Discontinued Operations (continued)

         The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for our stockholders as we go forward from an improved capital position, with better financial flexibility and greater stability of earnings.

         Selected financial information for the discontinued operations of Principal Residential Mortgage, Inc. is as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                               (in millions)
 Total revenues                                                                          $--           $446.9        $1,343.8
 Loss from continuing operations, net of related income taxes (represents
   corporate overhead)                                                                   $--           $(10.3)         $(18.1)
 Income (loss) from discontinued operations
   Income before income taxes                                                             --             22.4            19.6
   Income taxes                                                                           --              8.7             7.3
   Income from discontinued operations (1)                                                --             13.7            12.3
   Income (loss) on disposal of discontinued operations, net of related
     income taxes                                                                        (5.2)          92.8             --
 Cumulative effect of accounting change, net of related income taxes                      --              --             (10.0)
 Net income (loss)                                                                      $(5.2)         $96.2          $(15.8)

[GRAPHIC OMITTED]
===============================================================

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.

         Our U.S. Asset Management and Accumulation segment held residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the years ended December 31, 2004 and 2003 were $(5.6) million, and $28.6 million, respectively. Income (loss) from discontinued operations net of related income taxes, for the years ended December 31, 2004, and 2003 were $(3.5) million, and $11.2 million, respectively.

5.  Variable Interest Entities

         We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE under FASB Interpretation No. 46 (Revised 2003), Consolidation of Variable Interest Entities ("FIN 46R").

Consolidated Variable Interest Entities

         Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured limited recourse credit linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Our risk of loss for the seven referenced mezzanine tranches begins at 4.85% and ends at 10.85% of loss on each of the seven synthetic reference portfolios. Therefore, defaults in an underlying reference portfolio will only affect the credit-linked note if cumulative losses exceed 4.85% of a synthetic reference portfolio.

                         Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         We have determined that this grantor trust is a variable interest entity and that we are the primary beneficiary of the trust due to our sole interest in the variable interest entity and management of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31, 2005, our consolidated statements of financial position include $130.0 million of available-for-sale fixed maturity securities, which represent the collateral held by the trust. As of December 31, 2005, the credit default swap entered into by the trust has an outstanding notional amount of $130.0 million and a change in fair value of a $0.4 million pre-tax loss that is recorded in net income and is reflected on the consolidated statements of financial position as an other liability. The creditors of the grantor trusts have no recourse to the assets of our company.

         Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

         We have determined that these grantor trusts are VIEs as, in the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2005 and 2004, our consolidated statements of financial position include $364.1 million and $369.8 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $147.4 million and $138.1 million as of December 31, 2005 and 2004, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

         Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46R criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include two financial services companies, two private investment trusts, a hedge fund and a real estate joint venture. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operations as of December 31, 2005 or 2004 and for any of the three years in the period ended December 31, 2005. For the majority of these entities, the creditors have no recourse to the assets of our company.

                      Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         The carrying amount and classification of consolidated VIE assets that are collateral the VIE has designated for its own obligations are as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Fixed maturity securities, available-for-sale                                                      $88.3          $56.9
  Equity securities, available-for-sale                                                               39.6           16.9
  Real estate                                                                                         12.4           62.3
  Cash and other assets                                                                               61.2           55.2
    Total assets pledged as collateral                                                              $201.5         $191.3

  Long-term debt                                                                                     $13.3          $72.1

======================================================================



As of December 31, 2005 and 2004, $201.5 million and $191.3 million, respectively, of assets were pledged as collateral for the VIE entities' other obligations. Additionally, as of December 31, 2005 and 2004, these entities had long-term debt of $120.2 million and $183.1 million, respectively, of which $106.9 million and $111.0 million, respectively, was issued by our affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

         We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

         Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. Upon adoption of FIN 46R, we determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $224.5 million and $203.1 million as of December 31, 2005 and 2004, respectively.

         On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. Upon adoption of FIN 46R, we determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $77.0 million and $68.9 million as of December 31, 2005 and 2004, respectively.

                              Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments

Fixed Maturities and Equity Securities

         The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2005 and 2004, are summarized as follows:

                                                                                  Gross         Gross
                                                                               unrealized     unrealized
                                                                    Cost          gains         losses       Fair value
                                                                                     (in millions)
December 31, 2005 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $549.4           $1.7          $4.0         $547.1
  Non-U.S. governments                                                  416.2           47.2           0.3          463.1
  States and political subdivisions                                   1,222.6           45.7           3.8        1,264.5
  Corporate -- public                                                 18,763.0          887.0         104.6       19,545.4
  Corporate -- private                                                 9,463.7          484.3          52.3        9,895.7
  Mortgage-backed and other asset-backed securities                   8,043.5          267.7          78.0        8,233.2
Total fixed maturities, available-for-sale                          $38,458.4       $1,733.6        $243.0      $39,949.0
Total equity securities, available-for-sale                            $683.8          $24.4          $5.3         $702.9
December 31, 2004 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $260.3           $5.9          $0.6         $265.6
  Non-U.S. governments                                                  428.4           61.9           --            490.3
  States and political subdivisions                                     894.2           53.5           0.7          947.0
  Corporate -- public                                                 18,257.8        1,331.4          28.6       19,560.6
  Corporate -- private                                                 9,934.7          649.4          35.2       10,548.9
  Mortgage-backed and other asset-backed securities                   6,951.4          370.8          23.5        7,298.7
Total fixed maturities, available-for-sale                          $36,726.8       $2,472.9         $88.6      $39,111.1
Total equity securities, available-for-sale                            $669.3          $14.9          $1.6         $682.6

===================================================================

     The cost and fair value of fixed maturities available-for-sale at December 31, 2005, by expected maturity, were as follows:

                                                                                                 Cost        Fair value
                                                                                                    (in millions)
Due in one year or less                                                                           $1,808.8       $1,819.3
Due after one year through five years                                                              8,020.3        8,159.0
Due after five years through ten years                                                            19,823.5       20,960.2
Due after ten years                                                                                  762.3          777.2
                                                                                                  30,414.9       31,715.7
Mortgage-backed and other asset-backed securities                                                  8,043.5        8,233.3
Total                                                                                            $38,458.4      $39,949.0

========================================================================


The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

         Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants, which are intended to regulate the activities of issuers and control their leveraging capabilities.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Net Investment Income

         Major categories of net investment income are summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Fixed maturities, available-for-sale                                           $2,291.7        $2,183.6       $2,151.3
  Fixed maturities, trading                                                           7.3             9.4           10.1
  Equity securities, available-for-sale                                              48.5            46.9           45.2
  Equity securities, trading                                                          --               --              0.2
  Mortgage loans                                                                    719.9           731.5          766.3
  Real estate                                                                        68.3            65.8           76.5
  Policy loans                                                                       50.3            51.1           54.5
  Cash and cash equivalents                                                          42.6            20.6           14.7
  Derivatives                                                                        14.2            16.9           12.7
  Other                                                                              43.7            25.3           44.2
  Total                                                                           3,286.5         3,151.1        3,175.7
  Less investment expenses                                                         (152.8)         (123.6)        (108.5)
  Net investment income                                                          $3,133.7        $3,027.5       $3,067.2

=====================================================================
Net Realized/Unrealized Capital Gains and Losses

         The major components of net realized/unrealized capital losses on investments are summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Fixed maturities, available-for-sale:
    Gross gains                                                                    $125.7           $65.5          $69.8
    Gross losses                                                                   (149.1)         (107.3)        (289.2)
  Fixed maturities, trading:
    Gross gains                                                                       0.9             1.5            3.5
    Gross losses                                                                     (2.6)           (2.6)          (0.3)
  Equity securities, available-for-sale:
    Gross gains                                                                       6.8             7.7            3.7
    Gross losses                                                                     (6.4)          (10.4)           5.2
  Equity securities, trading:
    Gross gains                                                                       5.7             4.4            3.3
    Gross losses                                                                      --               --              --
  Mortgage loans                                                                      1.1           (12.1)          (2.1)
  Derivatives                                                                        14.6          (116.9)         110.3
  Other                                                                             (14.2)           60.5            5.4
  Net realized/unrealized capital losses                                           $(17.5)        $(109.7)        $(90.4)

=====================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $2.4 billion, $1.7 billion and $2.6 billion in 2005, 2004 and 2003, respectively. The proceeds set forth above include amounts related to sales of mortgage-backed securities of $0.0 billion, $0.5 billion and $0.1 billion in 2005, 2004 and 2003, respectively. Gross gains of $0.1 million, $0.1 million and $0.4 million and gross losses of $0.0 million, $0.0 million and $0.9 million in 2005, 2004 and 2003, respectively, were realized on sales of mortgage-backed securities.

         We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Gross realized losses related to other than temporary impairments of fixed maturity securities were $28.6 million, $60.6 million and $173.7 million in 2005, 2004, and 2003, respectively. We also recognized gross realized losses as the result of credit triggered sales of $30.8 million, $18.9 million and $42.8 million in 2005, 2004, and 2003 respectively. Gross losses recorded on fixed maturity securities that were part of fair value hedging relationships totaled $64.0 million, $16.8 million and $64.7 million in 2005, 2004, and 2003, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

         For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                                                        December 31, 2005
                         Less than Greater than or equal
                                             twelve months               to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
   Fixed maturities,
     available-for-sale:
     U.S. government and agencies            $406.3           $3.5          $43.5          $0.5         $449.8           $4.0
     Non-U.S. governments                       7.9            0.1           11.7           0.2           19.6            0.3
     States and political
       subdivisions                           374.2            2.9           55.2           0.9          429.4            3.8
     Corporate -- public                     4,617.6           80.4          877.1          24.2        5,494.7          104.6
     Corporate -- private                    2,297.4           36.3          488.9          16.0        2,786.3           52.3
     Mortgage-backed and other
       asset-backed securities              2,847.4           53.8          795.0          24.2        3,642.4           78.0
   Total fixed maturities,
     available-for-sale                   $10,550.8         $177.0       $2,271.4         $66.0      $12,822.2         $243.0
   Total equity securities,
     available-for-sale                      $144.5           $2.6         $287.7          $2.7         $432.2           $5.3

=======================================================================
         As of December 31, 2005, we held $12,822.2 million in
available-for-sale fixed maturity securities with unrealized losses of $243.0 million. Our consolidated portfolio consists of fixed maturity securities where
97% are investment grade (rated AAA through BBB-) with an average price of 98
(carrying value/amortized cost).



                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         For those securities that have been in a loss position for less than twelve months, our consolidated portfolio holds 1,199 securities with a carrying value of $10,550.8 million and unrealized losses of $177.0 million reflecting an average price of 98. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2005, with associated unrealized losses of $167.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

         For those securities that have been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio holds 337 securities with a carrying value of $2,271.4 million and unrealized losses of $66.0 million. The average rating of this portfolio is A+ with an average price of 97 at December 31, 2005. Of the $66.0 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $40.2 million in unrealized losses with an average price of 97 and an average credit rating is BBB+. The remaining unrealized losses consists primarily of $24.2 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 97 and the average credit rating is AA+.

                                                                        December 31, 2004
                     Less than twelve Greater than or equal
                                                months                   to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
  Fixed maturities,
    available-for-sale:
    U.S. government and agencies              $64.1           $0.6           $--            $--            $64.1           $0.6
    States and political
      subdivisions                             54.2            0.3           21.5           0.4           75.7            0.7
    Corporate -- public                      1,898.5           19.5          181.8           9.1        2,080.3           28.6
    Corporate -- private                     1,426.3           17.6          335.8          17.6        1,762.1           35.2
    Mortgage-backed and other
      asset-backed securities               1,470.7           18.8          102.6           4.7        1,573.3           23.5
  Total fixed maturities,
    available-for-sale                     $4,913.8          $56.8         $641.7         $31.8       $5,555.5          $88.6
  Total equity securities,
    available-for-sale                        $62.0           $0.7         $249.7          $0.9         $311.7           $1.6

========================================================================
         As of December 31, 2004, we held $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Our consolidated portfolio consists of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).

         For those securities that have been in a loss position for less than twelve months, our consolidated portfolio holds 557 securities with a carrying value of $4,913.8 million and unrealized losses of $56.8 million reflecting an average price of 99. Of this portfolio, 98.5% was investment grade (rated AAA through BBB-) at December 31, 2004, with associated unrealized losses of $51.8 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.



                             Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         For those securities that have been in a continuous loss position greater than or equal to twelve months,our consolidated portfolio holds 80 securities with a carrying value of $641.7 million and unrealized losses of $31.8 million. The average rating of this portfolio is BBB- with an average price of 95 at December 31, 2004. The Corporate-public and Corporate-private sectors account for $26.7 million of the $31.8 million in unrealized losses. The average price of the corporate sectors is 95 and the average credit rating is BBB+.

         We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

         The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholder's equity, reduced by adjustments to DPAC, sales inducements, unearned revenue reserves and PDO that would have been required as a charge or credit to operations had such amounts been realized, and a provision for deferred income taxes.

         The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
Net unrealized gains on fixed maturities, available-for-sale(1)                                  $1,490.5       $2,392.8
Net unrealized gains on equity securities, available-for-sale                                        19.2           13.4
Adjustments for assumed changes in amortization patterns:
  Deferred policy acquisition costs                                                                (145.7)        (242.9)
  Sales inducements                                                                                   6.3            0.5
  Unearned revenue reserves                                                                           3.2           11.5
Net unrealized gains (losses) on derivative instruments                                              39.6           (2.0)
Net unrealized losses on policyholder dividend obligation                                           (33.7)        (118.5)
Net unrealized losses on equity method subsidiaries and minority interest adjustments               (31.3)         (36.6)
Provision for deferred income taxes                                                                (474.6)        (702.3)
Net unrealized gains on available-for-sale securities                                              $873.5       $1,315.9
[GRAPHIC OMITTED]
==============================================================================
(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Commercial Mortgage Loans

         Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2005 and 2004, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                                   December 31,
                                                                       2005                            2004
                        Carrying Percent Carrying Percent
                         amount of total amount of total
                                                                                 ($ in millions)
  Geographic distribution
  New England                                                    $353.0            3.6%          $426.8             4.2%
  Middle Atlantic                                               1,822.3           18.4          1,916.8            18.7
  East North Central                                              775.2            7.8            913.0             8.9
  West North Central                                              458.3            4.6            419.8             4.1
  South Atlantic                                                2,531.2           25.7          2,419.8            23.7
  East South Central                                              348.0            3.5            341.3             3.3
  West South Central                                              674.1            6.8            726.9             7.1
  Mountain                                                        823.7            8.3            819.7             8.0
  Pacific                                                       2,138.1           21.6          2,283.0            22.4
  Valuation allowance                                             (33.2)          (0.3)           (42.4)           (0.4)
  Total                                                        $9,890.7          100.0%       $10,224.7           100.0%
  Property type distribution
  Office                                                       $2,706.5           27.4%        $3,383.5            33.1%
  Retail                                                        3,036.5           30.6          2,984.7            29.1
  Industrial                                                    2,812.3           28.4          2,826.4            27.6
  Apartments                                                    1,078.5           10.9            885.4             8.7
  Hotel                                                            44.8            0.5             48.0             0.5
  Mixed use/other                                                 245.3            2.5            139.1             1.4
  Valuation allowance                                             (33.2)          (0.3)           (42.4)           (0.4)
  Total                                                        $9,890.7          100.0%       $10,224.7           100.0%

=============================================================================
Commercial Mortgage Loan Loss Allowance

         Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized/unrealized capital losses on our consolidated statements of operations.







                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

         The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related allowance for losses, were as follows:

                                                                                                      December 31,
                                                                                                2005             2004
                                                                                                     (in millions)
  Impaired loans                                                                                    $23.8         $105.4
  Allowance for losses                                                                               (2.3)          (6.5)
  Net impaired loans                                                                                $21.5          $98.9

=============================================================================
         The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Average recorded investment in impaired loans                                       $51.6         $105.2            $81.6
  Interest income recognized on impaired loans                                          5.1            7.0             12.0

-----------------------------------------------------------------------------
         When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.

         A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Balance at beginning of year                                                        $42.4           $49.6           $83.6
  Provision for losses                                                                  1.4            14.4             1.3
  Releases due to write-downs, sales and foreclosures                                 (10.6)          (21.6)          (35.3)
  Balance at end of year                                                              $33.2           $42.4           $49.6

==============================================================================
Real Estate

         Depreciation expense on invested real estate was $29.7 million, $31.8 million and $27.1 million in 2005, 2004 and 2003, respectively. Accumulated depreciation was $200.9 million and $202.8 million as of December 31, 2005 and 2004, respectively.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

Other Investments

         Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities amounted to $4,756.9 million and $3,928.4 million at December 31, 2005 and 2004, respectively. Total revenues of the unconsolidated entities were $1,026.7 million, $700.4 million and $784.7 million in 2005, 2004 and 2003, respectively. During 2005, 2004 and 2003, we included $46.1 million, $30.5 million and $41.6 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2005 and 2004, our net investment in unconsolidated entities was $62.8 million and $71.8 million, respectively, which primarily included our minority interests in domestic and international joint ventures and partnerships.

         In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase investments aggregating $882.8 million and $1,268.9 million at December 31, 2005 and 2004, respectively.

         Derivative assets are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

7.  Securitization Transactions

         We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity, they are not subject to the VIE consolidation rules . We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01% of the assets we are servicing, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         In 2005, 2004, and 2003,we recognized gains of $39.8 million, $14.4 million and $16.4 million, respectively, on the securitization of commercial mortgage loans.

         Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 5% and 18% during 2005, 4% and 10% during 2004, and 5% and 12% during 2003. The assumed range of the loss severity, as a percentage of defaulted loans, was between 3% and 29% during 2005, 13% and 31% during 2004, and 14% and 33% during 2003. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

         At December 31, 2005 and 2004, the fair values of retained interests related to the securitizations of commercial mortgage loans were $321.0 million and $304.3 million, respectively. Only $0.8 million in each year represents equity interest investments. All other interests are classified as available-for-sale securities and are carried at fair value. At December 31, 2005 and 2004, respectively, $181.3 million and $179.4 million of these available-for-sale securities were interest-only investments. Cash flows are continuously monitored for adverse deviations from original expectations and impairments are recorded when necessary. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2005 and 2004, as a result of this sensitivity analysis were not significant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

7.  Securitization Transactions (continued)

         The table below summarizes cash flows for securitization transactions:

                                                                                    For the year ended December 31,
                                                                                  2005           2004           2003
                                                                                             (in millions)
Proceeds from new securitizations                                                   $2,270.4        $871.1         $998.0
Servicing fees received                                                                  1.1           1.1            0.9
Other cash flows received on retained interests                                        $36.0         $31.1          $30.7

------------------------------------------------------------------------------


8.  Derivative Financial Instruments

         Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Types of Derivative Instruments

         Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit ("GMWB") liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

         In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. In a mortgage-backed securities ("MBS") forward transaction, we agree to purchase or sell a specified MBS on a future date. We use exchange-traded futures and MBS forwards to reduce market risks from changes in interest rates, to alter mismatches between the assets in a portfolio and the liabilities supported by those assets, and to hedge against changes in the value of securities we own or anticipate acquiring or selling. We use exchange-traded futures to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained.

         A swaption is an option to enter into an interest rate swap at a future date. We write these options and receive a premium in order to transform our callable liabilities into fixed term liabilities. In addition, we may sell an investment-type contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. Equity call spreads are purchased to fund the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. Equity put options are used to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity products, as previously explained.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous spread and the current spread on referenced indices based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. These derivatives are used in our commercial mortgage securitization operation to hedge its long spread position.

         Currency forwards are contracts in which we agree with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate as calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency forwards and currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

         We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also occasionally used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. At the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in an amount equal to the notional value of the credit default swap. At December 31, 2005, the notional amount of written credit default swaps was $1,297.6 million.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as interest rate lock commitment derivatives that are recorded at fair value. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment. Loan commitments that are related to the origination of mortgage loans that will be held for investment are not accounted for as derivatives and, accordingly, are not recognized in our financial statements.

Exposure

         Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

         Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $461.9 million and $943.8 million at December 31, 2005 and 2004, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $364.3 million and $609.3 million at December 31, 2005 and 2004, respectively.

         The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Notional amounts of derivative instruments
Interest rate swaps                                                                               $8,531.3       $7,481.9
Foreign currency swaps                                                                             3,830.4        3,013.4
Credit default swaps                                                                               1,297.6          988.3
Embedded derivative financial instruments                                                            802.5          499.1
Swaptions                                                                                            684.5          429.0
Currency forwards                                                                                    509.2          356.4
Interest rate lock commitments                                                                       392.3          634.3
Call options                                                                                         189.8           73.0
Total return swaps                                                                                   100.0            --
Mortgage-backed forwards and options                                                                  39.3          586.8
Bond options                                                                                          38.5           38.5
Futures                                                                                               32.2            --
Bond forwards                                                                                          --            508.0
Total notional amounts at end of year                                                            $16,447.6      $14,608.7
Gross credit exposure of derivative instruments
Foreign currency swaps                                                                              $338.4         $803.4
Interest rate swaps                                                                                   89.3           41.5
Call options                                                                                          18.0           10.5
Credit default swaps                                                                                  14.0           19.3
Currency forwards                                                                                      1.6            1.6
Bond options                                                                                           0.6            0.7
Bond forwards                                                                                          --             66.8
Total credit exposure at end of year                                                                $461.9         $943.8

===========================================================
         The net interest effect of interest rate swap, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

         The fair value of our derivative instruments classified as assets at December 31, 2005 and 2004, was $419.3 million and $856.8 million, respectively, and was reported with other invested assets on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2005 and 2004, was $190.1 million and $195.5 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Fair Value Hedges

         We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

         We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

         We use interest rates swaps and total return swaps to hedge interest rate and spread risk in our commercial mortgage securitization operations.

         We also sell callable investment-type agreements and use written interest rate swaptions to transform the callable liability into a fixed term liability.

         We recognized a pre-tax net loss of $(11.8) million, $(28.7) million and $(9.5) million in 2005, 2004 and 2003, respectively, relating to the ineffective portion of our fair value hedges, which was reported with net realized/unrealized capital losses on our consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.


Cash Flow Hedges

         We also utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of financial assets and liabilities.

         We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

         At December 31, 2005, we had no exposure to variable cash flows of an unrecognized firm commitment and at December 31, 2004, we had hedged the exposure to variable cash flows of $46.7 million of unrecognized firm commitments. These 2004 firm commitments funded in the first quarter of 2005.

         In 2005, 2004 and 2003, we recognized a $27.0 million, $57.8 million and $(49.6) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $21.3 million, $5.2 million, and $54.6 million in net losses from accumulated comprehensive income into net income during 2005, 2004, and 2003 respectively, and we expect to reclassify $0.7 million net losses in the next 12 months.

         For the years ended December 31, 2005 and 2004, we recognized a pre-tax gain of $1.2 million and $1.9 million in net income due to cash flow ineffectiveness, respectively. For the year ended December 2003, the cash flow ineffectiveness was immaterial. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

         The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 13.5 years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Derivatives Not Designated as Hedging Instruments

         Our use of futures, MBS forwards, certain swaptions and swaps, equity call options, credit default swaps, bond options, currency forwards, and interest rate lock commitments are effective from an economic standpoint, but they have not been designated as hedges under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. For the years ended December 31, 2005, 2004 and 2003, gains (losses) of $10.5 million, $(64.4) million and $97.0 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

Embedded Derivatives

         We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or products. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

         We sell investment-type liability contracts in which the return is tied to an external equity index. The equity return is an embedded option that is bifurcated from the host investment-type contract and accounted for separately. We economically hedge the embedded derivative by writing equity call options with identical features to convert the overall contract into a fixed-rate liability, effectively eliminating the equity component altogether. For the years ended December 31, 2005 and 2004, respectively, we recognized a $1.0 million and $3.2 million pre-tax gain on the purchased equity call options and a $1.0 million and $3.2 million pre-tax loss on the change in fair value of the embedded derivatives.

         We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. We retained the interest-only certificates and the residual certificates were subsequently sold to a third party. We have determined these grantor trusts are variable interest entities and it is necessary for us to consolidate these entities. The obligation to deliver the underlying securities to residual certificate holders of $147.4 million as of December 31, 2005, and $138.1 million as of December 31, 2004 is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. For the years ended December 31, 2005 and 2004, respectively, we recognized a $2.7 million pre-tax gain and a $28.2 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         During 2005, we purchased existing Class A units of a trust that represent interest payments on the underlying security within the trust. The trust also issued Class B units representing the residual interests in the underlying. We have determined that this trust is a variable interest entity and subsequent to this purchase it is necessary for us to consolidate this entity. The obligation to deliver the underlying security to the Class B unit holder of $10.5 million as of December 31, 2005, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying security. For the year ended December 31, 2005, we recognized a $0.4 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         We offer a fixed deferred annuity product that credits interest based on changes in an external equity index. It contains an embedded derivative that has been bifurcated and accounted for separately, with changes in fair value reported in net realized/unrealized gains (losses). We economically hedge the fixed deferred annuity product by purchasing options that match the product's profile. For the years ended December 31, 2005 and 2004, we recognized a $1.5 million and $0.5 million pre-tax gain on the call spread options purchased and a $2.3 million and $0.2 pre-tax loss on the change in fair value of the embedded derivatives.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         We offer certain variable annuity products with a GMWB rider. The GMWB provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the GMWB exposure using futures, options and interest rate swaps. For the year ended December 31, 2005, we recognized a $0.5 million pre-tax loss on the hedging instruments and a $0.2 million pre-tax gain on the change in fair value of the embedded derivatives in net income.

9.  Closed Block

         In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

         Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

         A PDO is required to be established for earnings in the Closed Block that are not available to stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

         If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2005 and 2004, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $33.7 million, $118.5 million, and $99.0 million as of December 31, 2005, 2004 and 2003, respectively.

                           Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Closed Block liabilities
Future policy benefits and claims                                                                 $5,387.1       $5,409.0
Other policyholder funds                                                                              27.3           28.8
Policyholder dividends payable                                                                       361.0          364.3
Policyholder dividend obligation                                                                      33.7          118.5
Other liabilities                                                                                     57.0           42.6
  Total Closed Block liabilities                                                                   5,866.1        5,963.2
Assets designated to the Closed Block
Fixed maturities, available-for-sale                                                               2,989.8        3,057.5
Equity securities, available-for-sale                                                                 71.5           74.9
Mortgage loans                                                                                       716.4          754.5
Real estate                                                                                            --              1.7
Policy loans                                                                                         754.6          751.2
Other investments                                                                                     47.7           19.9
  Total investments                                                                                4,580.0        4,659.7
Cash and cash equivalents                                                                             34.3            0.4
Accrued investment income                                                                             71.0           72.9
Deferred income tax asset                                                                             73.6           78.9
Premiums due and other receivables                                                                    20.2           22.8
Other assets                                                                                          35.9           18.8
  Total assets designated to the Closed Block                                                      4,815.0        4,853.5
Excess of Closed Block liabilities over assets designated to the Closed Block                      1,051.1        1,109.7
Amounts included in other comprehensive income                                                        61.5           63.0
Maximum future earnings to be recognized from Closed Block assets and liabilities                 $1,112.6       $1,172.7





                        Principal Life Insurance Company
===========================================================
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         Closed Block revenues and expenses were as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Revenues
  Premiums and other considerations                                                $617.7          $648.7         $684.3
  Net investment income                                                             294.4           301.6          306.6
  Net realized/unrealized capital gains (losses)                                      2.3            (4.1)          (6.6)
    Total revenues                                                                  914.4           946.2          984.3
  Expenses
  Benefits, claims and settlement expenses                                          518.8           515.1          557.4
  Dividends to policyholders                                                        285.3           289.1          298.6
  Operating expenses                                                                  9.1            11.6            8.3
    Total expenses                                                                  813.2           815.8          864.3
  Closed Block revenue, net of Closed Block expenses, before income taxes           101.2           130.4          120.0
  Income taxes                                                                       32.4            42.6           39.5
  Closed Block revenue, net of Closed Block expenses and income taxes                68.8            87.8           80.5
  Funding adjustment charges                                                         (8.7)          (10.1)         (31.9)
  Closed Block revenue, net of Closed Block expenses, income tax and
    funding adjustment charges                                                      $60.1           $77.7          $48.6

==========================================================================
         The change in maximum future earnings of the Closed Block was as follows:

                                                                                   For the year ended December 31,
                                                                                 2005           2004           2003
                                                                                            (in millions)
  Beginning of year                                                               $1,172.7        $1,250.4      $1,299.0
  End of year                                                                      1,112.6         1,172.7       1,250.4
  Change in maximum future earnings                                                 $(60.1)         $(77.7)       $(48.6)

================================================================
         We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

10.  Deferred Policy Acquisition Costs

         Policy acquisition costs deferred and amortized in 2005, 2004 and 2003 were as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Balance at beginning of year                                                   $1,770.9        $1,519.6       $1,374.4
  Cost deferred during the year                                                     440.6           457.8          337.4
  Amortized to expense during the year                                             (238.8)         (207.7)        (144.0)
  Effect of unrealized gains (losses)                                                97.2            31.5          (48.2)
  Other (1)                                                                           --             (30.3)           --
  Balance at end of year                                                         $2,069.9        $1,770.9       $1,519.6
[GRAPHIC OMITTED]
============================================================================
(1)      Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.
11.  Insurance Liabilities
Contractholder Funds
         Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Liabilities for investment-type contracts:
     GICs                                                                                        $12,601.6      $12,803.3
     Funding agreements                                                                           11,832.0       11,266.3
     Other investment-type contracts                                                               1,362.9        1,528.3
  Total liabilities for investment-type contracts                                                 25,796.5       25,597.9
  Liabilities for individual annuities                                                             5,413.7        4,547.2
  Universal life and other reserves                                                                2,388.4        2,029.7
  Total contractholder funds                                                                     $33,598.6      $32,174.8

=========================================================================


Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

         Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

         We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2005 and 2004, $3,203.6 million and $3,867.0 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
11.  Insurance Liabilities (continued)
         In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2005 and 2004, $4,744.5 million and $5,462.3 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the next paragraph.
         We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2005 and 2004, $3,667.9 million and $1,831.5 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc. In recognition of the use of nearly all $4.0 billion of initial issuance authorization, this program was amended in February 2006 to authorize issuance of up to an additional $5.0 billion.

Future Policy Benefits and Claims

         Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Balance at beginning of year                                                     $747.6          $719.5         $710.0
  Incurred:
    Current year                                                                  1,787.0         1,682.9        1,618.1
    Prior years                                                                     (22.0)          (28.8)         (67.5)
  Total incurred                                                                  1,765.0         1,654.1        1,550.6
  Payments:
    Current year                                                                  1,444.0         1,376.2        1,310.2
    Prior years                                                                     253.8           249.8          230.9
  Total payments                                                                  1,697.8         1,626.0        1,541.1
  Balance at end of year:
    Current year                                                                    343.0           306.7          307.9
    Prior years                                                                     471.8           440.9          411.6
  Total balance at end of year                                                     $814.8          $747.6         $719.5

=============================================================================
         The activity summary in the liability for unpaid accident and health claims shows a decrease of $22.0 million, $28.8 million and $67.5 million for the years ended December 31, 2005, 2004 and 2003, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2005, 2004 and 2003, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in
2003, we established a premium deficiency reserve on our medical conversion business that was previously included in our incurred but not reported claim reserve. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $30.6 million, $28.3 million and $27.7 million, and related reinsurance recoverables of $3.5 million, $3.6 million and $2.5 million in 2005,
2004 and 2003, respectively, which are not included in the rollforward above.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


12.  Debt

Short-Term Debt

         The components of short-term debt as of December 31, 2005 and 2004, were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Other recourse short-term debt                                                                      $--             $0.3
  Nonrecourse short-term debt                                                                         71.4          150.3
  Revolving line of credit with parent                                                               647.7          547.0
  Total short-term debt                                                                             $719.1         $697.6

=========================================================================
         As of December 31, 2005, we had credit facilities with various financial institutions in an aggregate amount of $1.2 billion. As of December
31, 2005 and 2004, we had $719.1 million and $697.6 million of outstanding borrowings related to our credit facilities, with $80.7 million and $176.2 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

         Our short-term debt consists of a payable to Principal Financial
Services, Inc. of $647.7 million and $547.0 million as of December 31, 2005 and 2004, respectively. Interest paid on intercompany debt was $22.0 million and $6.2 million during 2005 and 2004, respectively.

         The weighted-average interest rates on short-term borrowings as of December 31, 2005 and 2004, were 4.5% and 2.9%, respectively.

Long-Term Debt

         The components of long-term debt as of December 31, 2005 and 2004, were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
        8% surplus notes payable, due 2044                                                           $99.2          $99.2
        Nonrecourse mortgages and notes payable                                                      162.2          213.2
        Other mortgages and notes payable                                                             52.1           35.4
        Total long-term debt                                                                        $313.5         $347.8

=============================================================================
         The amounts included above are net of the discount associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

         On March 10, 1994, we issued $300.0 million of surplus notes, including
$200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments.
Interest for the years ended December 31, 2005, 2004 and 2003 of $8.0 million, $10.6 million and $23.8 million, respectively, was approved by the Commissioner, and charged to expense.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

12.  Debt (continued)

         After receiving approval from the Commissioner, the surplus notes due March 1, 2024, were optionally redeemed by us on March 1, 2004, in whole at a redemption price of approximately 103.6% of par. Total cash paid for the surplus note redemption on March 1, 2004, was $207.2 million.

         Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

         The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $135.0 million in credit facilities as of December 31, 2005, with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2005, range from $0.3 million to $97.5 million per development with interest rates generally ranging from 5.5% to 8.6%. Outstanding principal balances as of December 31, 2004, range from $0.4 million to $98.7 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $284.1 million and $298.7 million as of December 31, 2005 and 2004, respectively.

         At December 31, 2005, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
    2006                                                 $30.9
    2007                                                  97.4
    2008                                                  62.9
    2009                                                   0.6
    2010                                                   0.6
    Thereafter                                           121.1
    Total future maturities of the long-term debt       $313.5

==========================================================================
         Cash paid for interest for 2005, 2004 and 2003, $37.4 million and $45.6 million, respectively. These amo paid on taxes during these years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

13.  Income Taxes

         Our income tax expense from continuing operations was as follows:

                                                                                   For the year ended December 31,
                                                                                 2005           2004           2003
                                                                                            (in millions)
  Current income taxes:
    U.S. federal                                                                    $190.3         $290.9           $0.3
    State and foreign                                                                 43.2           34.6           35.3
                                                                            ----------------------------------------------
                                                                            ----------------------------------------------
  Total current income taxes                                                         233.5          325.5           35.6
  Deferred income taxes (benefits)                                                    53.5         (100.1)         144.9
  Total income taxes                                                                $287.0         $225.4         $180.5

=============================================================================
         Our provision for income taxes does not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and our effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                                                                    For the year ended December 31,
                                                                                    2005           2004          2003
  Statutory corporate tax rate                                                           35%             35%           35%
  Dividends received deduction                                                           (7)             (9)           (7)
  Interest exclusion from taxable income                                                 (2)             (2)           (1)
  Federal tax settlement for prior years                                                 (1)              --            (3)
  Other                                                                                   1               1            (2)
  Effective tax rate                                                                     26%             25%           22%

=============================================================================
         Significant components of our net deferred income taxes were as follows:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
  Deferred income tax assets (liabilities):
    Insurance liabilities                                                                          $392.3         $390.9
    Other deferred tax assets                                                                       122.3           88.9
      Total deferred tax assets                                                                     514.6          479.8
    Deferred policy acquisition costs                                                              (615.0)        (555.2)
    Net unrealized gains on available-for-sale securities                                          (474.6)        (702.3)
    Other deferred tax liabilities                                                                 (300.5)        (263.1)
      Total deferred tax liabilities                                                             (1,390.1)      (1,520.6)
  Total net deferred income tax liabilities                                                       $(875.5)     $(1,040.8)

=================================




                                   Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

13.  Income Taxes (continued)

         The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2001 and prior years. The Service is currently examining returns for 2002 and 2003. The Service's completion of the examinations for the years 1999 - 2001 resulted in notices of deficiency dated December 29, 2004, and March 1, 2005. We paid the deficiencies (approximately $444.0 million for 1999 and 2000, and $1.3 million for 2001, including interest) in the first quarter of 2005 and plan to file claims for refund relating to the disputed adjustments. The majority of the deficiencies are attributable to the disallowance of carrybacks of capital losses, net operating losses and foreign tax credits arising in years after 2001. We expect the Service to allow some of the carrybacks within the next year upon completion of the audit of the returns for the years in which the losses and credits arose. The remainder of the deficiencies are attributable to both contested issues and adjustments that we have accepted. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2001 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2001.

         Net cash paid for income taxes in 2005 was $676.9 million, primarily due to the notices of deficiency noted above, $626.9 million in 2004, of which $444.3 million was attributable to Principal Residential Mortgage, Inc. and $129.7 million in 2003.

14.  Employee and Agent Benefits

         We have defined benefit pension plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc. ("affiliated companies"). Actuarial information regarding the status of the pension plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures. Some of the defined benefit pension plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law.. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), however, they are included in our consolidated statements of financial position.

         We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

         We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

         The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                                                                       Other
                                                                                                   postretirement
                                                                   Pension benefits                   benefits
                                                                     December 31,                   December 31,
                                                                 2005           2004            2005           2004
                                                                                    (in millions)
Change in benefit obligation
Benefit obligation at beginning of year                          $(1,312.1)     $(1,191.4)        $(287.8)       $(253.3)
Service cost                                                         (49.7)         (49.6)          (10.0)          (8.7)
Interest cost                                                        (77.4)         (73.8)          (16.9)         (15.4)
Actuarial gain (loss)                                               (121.1)         (62.6)           19.8          (22.3)
Participant contributions                                              --              --              (3.6)          (2.9)
Benefits paid                                                         44.7           42.2            11.2           10.9
Curtailment gain                                                       --             25.1             --              3.9
Special termination benefits                                           --             (1.8)            --              --
Other                                                                 73.9           (0.2)            --              --
Benefit obligation at end of year                                $(1,441.7)     $(1,312.1)        $(287.3)       $(287.8)
Change in plan assets
Fair value of plan assets at beginning of year                    $1,156.4       $1,033.5          $408.5         $378.8
Actual return on plan assets                                         165.7          124.8            47.5           36.3
Employer contribution                                                 20.4           40.3             0.5            1.4
Participant contributions                                              --              --               3.6            2.9
Benefits paid                                                        (44.7)         (42.2)          (11.2)         (10.9)
Fair value of plan assets at end of year                          $1,297.8       $1,156.4          $448.9         $408.5
Funded (under funded) status                                       $(143.9)       $(155.7)         $161.6         $120.7
Unrecognized net actuarial (gain) loss                               201.2          165.9           (18.3)          20.2
                                 -
Unrecognized prior service cost (benefit)                            (71.3)           4.0           (17.2)         (19.9)
Unamortized transition asset                                           --              --               --              --
Net prepaid benefit asset (obligation)                              $(14.0)         $14.2          $126.1         $121.0
Amounts recognized in statement of financial position
-----------------------------------------------------------
  consist  of
Prepaid benefit cost                                                $172.3         $185.7          $126.1         $121.3
Accrued benefit liability, including minimum liability              (203.9)        (179.6)            --             (0.3)
Accumulated other comprehensive income                                17.6            8.1             --              --
Net amount recognized                                               $(14.0)         $14.2          $126.1         $121.0
============================================================

-------------------------------------------------------------------------





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in a Rabbi trust for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as assets under SFAS 87. The market value of assets held in these trusts was $198.3 million as of December 31, 2005, and $181.0 million as of December 31, 2004.

         The Principal Residential Mortgage, Inc. divestiture in 2004 resulted in a curtailment under SFAS No. 88, Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year re-measurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively in 2004. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

         Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability in 2004.

         As of January 1, 2006, changes were made to our retirement program, including the Principal Select Saving Plan ("401(k)"), the Principal Pension Plan ("Pension Plan") and to the corresponding nonqualified plans. The qualified and nonqualified pension plan changes include a reduction to the traditional and cash balance formulas, a change in the early retirement factors, and the removal of the cost of living adjustments for traditional benefits earned after January 1, 2006. The qualified and nonqualified 401(k) plan's company match will increase from 50% of a contribution rate up to a maximum of 3% of the participant's compensation to 75% of a contribution rate up to a maximum of 6% of the participant's compensation. Employees who were at least 47 years old, with a minimum of 10 years of service as of December 31, 2005, were given the choice to remain under the current pension and 401(k) arrangement or move to the new plan design. The vast majority of this group chose to remain under the current pension and 401(k) arrangement. The Pension Plan changes were recognized as a prior service benefit and resulted in a reduction of liabilities of $73.9 million.

         The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

         For the years ended December 31, 2005 and 2004, the pension plans had an actuarial loss of $121.1 million and $62.6 million, respectively. These losses were primarily due to the decrease in discount rate each year.

         On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

         On July 26, 2004, the Centers of Medicare and Medicaid Services ("CMS") issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter of 2004 determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year re-measurement during third quarter of 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FASB Staff Position No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 billion and the actuarial loss amortization decreased by $0.1 million.

                                Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         An actuarial liability gain of $19.8 million occurred during 2005 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs and trend assumption, as well as a refinement in the recognition of Medicare Part D government subsidy. This liability gain was offset by a liability loss caused by a decrease in the discount rate.
         There was an aggregate actuarial liability loss of $22.3 million during 2004 for the other postretirement benefit plans. Of this, $44.8 million was due to an actuarial liability loss experience primarily due to the 25 basis point drop in the discount rate and an increase in the health care cost trend rate. However, this loss was partially offset by the $22.5 million in actuarial liability gain due to the recognition of the Medicare Modernization Act.

         The accumulated benefit obligation for all defined benefit pension plans was $1,239.2 million and $1,098.6 million at December 31, 2005, and 2004, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

         The obligations below relate only to the nonqualified pension plan liabilities. As noted previously, the nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87; however, these assets are included in our consolidated statements of financial position.

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Projected benefit obligation                                                                        $255.7         $233.3
Accumulated benefit obligation                                                                       203.9          179.6

---------------------------------------------------------------------
Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Accumulated postretirement benefit obligation                                                         $2.3          $92.7
Fair value of plan assets                                                                              1.6           90.3

------------------------------------------------------------





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Components of net periodic benefit cost:

                                                                                        Other postretirement
                                            Pension benefits                                  benefits
                                                                  For the year ended
                                                                     December 31,
                                  2005           2004            2003           2005            2004           2003
                                                                    (in millions)
Service cost                          $49.7          $49.6           $49.0          $10.0            $8.7          $12.3
Interest cost                          77.4           73.8            66.9           16.9            15.4           17.9
Expected return on plan
  assets                              (96.2)         (87.4)          (74.8)         (29.4)          (27.6)         (25.8)
Amortization of prior
  service cost (benefit)                1.3            1.8             1.7           (2.6)           (2.8)          (3.2)
Amortization of transition
  asset                                 --             (0.1)           (0.5)           --               --              --
Recognized net actuarial
  loss                                 16.4           14.1            17.9            0.5             0.5            2.7
Special termination and
  benefits                              --              1.8             --              --               --              --
Curtailment gain                        --            (13.8)            --              --              (5.4)           --
Net periodic benefit cost
  (income)                            $48.6          $39.8           $60.2          $(4.6)         $(11.2)          $3.9

=========================================================================
Additional information:

                                                                                                                 Other
                                                                                        Pension              postretirement
                                                                                       benefits                 benefits
                                                                                     For the year ended December 31,
                                                                                  2005           2004       2005      2004
                                                                                              (in millions)
Increase in minimum liability included in other comprehensive income                   $9.5           $4.2 N/A     N/A

-----------------------------------------------------------------------
Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                                                                               Other
                                                                                                           postretirement
                                                                                   Pension benefits           benefits
                                                                                                December 31,
                                                                                   2005       2004        2005        2004
Discount rate                                                                        5.75%       6.00%       5.75%      6.00%
Rate of compensation increase                                                        5.00%       5.00%       5.00%      5.00%

----------------------------------------------------------------





                              Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost

                                                             Pension benefits               Other postretirement benefits
                                                                        For the year ended December 31,
                                                       2005           2004        2003       2005          2004        2003
Discount rate                                         6.00%       6.25%/6.50%*     6.50%    6.00%      6.25%/6.50%*     6.50%
Expected long-term return on plan assets              8.50%           8.50%        8.50%    7.30%          7.31%        7.36%
Rate of compensation increase                         5.00%           5.00%        5.00%    5.00%          5.00%        5.00%
[GRAPHIC OMITTED]
------------------------------------------------------------------------
*        The discount rate used to calculate the benefit expense for the first three quarters of 2004 expense related to the home office pension and other postretirement benefit plans and retiree medical plans was 6.25%.
         The discount rate used to calculate the benefit expense for the last quarter of 2004 was 6.50%. The change in rates occurred due to the third quarter 2004 remeasurement for the Principal Residential
         Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

         For other postretirement benefits, the 7.30% rate for 2005 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

         The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans. Based on a review in 2005, the long term expected return on plan assets was lowered to 8.25% for the 2006 pension expense calculation.

Assumed health care cost trend rates

                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                                  2005          2004
        Health care cost trend rate assumed for next year under age 65                               13.00%        14.45%
        Health care cost trend rate assumed for next year age 65 and over                            13.00%        12.75%
        Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)             5.00%         5.00%
        Year that the rate reaches the ultimate trend rate                                             2017          2016

-------------------------------------------------------------
         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                                    1-percentage-       1-percentage-
                                                                                   point increase       point decrease
                                                                                              (in millions)
        Effect on total of service and interest cost components                               $5.2               $(4.2)
        Effect on accumulated postretirement benefit obligation                              (51.5)               41.8

----------------------------------------------------






                                     Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Pension Plan Assets

         The pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                                                                          October 1,
                                                                                                      2005         2004
        Asset category
        Domestic equity securities                                                                         54%           57%

        International equity securities                                                                14                10
        Domestic debt securities                                                                           23            25
        Real estate                                                                                         9              8
          Total                                                                                           100%          100%

=========================================================================
         Our investment strategy is to achieve the following:

o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

o Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

         In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

         The overall target asset allocation for the qualified plan assets is:

                                                     Target allocation
        Asset category
        Domestic equity securities 40% - 60% International equity securities 5%
        - 15% Domestic debt securities 20% - 30% International debt securities 0% - 7% Real estate 3% - 10% Other 0% - 7%

-------------------------------------------------------------------
         For 2005 and 2004, respectively, the plan assets include zero and $26.6 million in Principal Financial Group, Inc. stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the demutualization. These holdings were liquidated as of April 30, 2005.

                            Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Other Postretirement Benefit Plans' Assets

         The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                                                                          October 1,
                                                                                                      2005          2004
        Asset category
        Equity securities                                                                                    55%          50%
        Debt securities                                                                                       45          50
          Total                                                                                             100%         100%

========================================================================
         The weighted average target asset allocation for the other postretirement benefit plans is:

                                                                                                      Target allocation
        Asset category
        Equity securities                                                                                  50 - 70%
        Debt securities                                                                                    30 - 50%

---------------------------------------------------------
         The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

         We expect to contribute roughly $0.5 million to our other postretirement benefit plans in 2006. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2006 in the range of $20-$50 million. This includes funding for both our qualified and nonqualified pension plans.


                            Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Estimated Future Benefit Payments

         The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts under Medicare Part D expected to be received are:

                                                                       Other postretirement
                                                                             benefits
                            (gross benefit payments,
                                                                   including prescription drug  Amount of Medicare Part D
                                                 Pension benefits           benefits)               subsidy receipts
                                                                              (in millions)
        Year ending December 31:
           2006                                              $45.9                        $17.8                      $0.9
           2007                                               49.0                         19.9                       1.0
           2008                                               52.7                         22.0                       1.1
           2009                                               56.7                         24.5                       1.3
           2010                                               61.2                         27.2                       1.5
           2011 - 2015                                       389.5                        182.2                      11.4

----------------------------------------------------------
         The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

         The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2005.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.

                                                                      For the year ended December 31,
                                                                2005                                  2004
                                                 Qualified   Nonqualified             Qualified  Nonqualified
                                                    plan        plans       Total       plan        plans         Total
                                                                               (in millions)
        Benefit obligation, end of the year      $(1,186.0)     $(255.7)   $(1,441.7)   $(1,078.8)     $(233.3)  $(1,312.1)
        Fair value of plan assets, end of the
          year                                     1,297.8          --        1,297.8      1,156.4          --       1,156.4
        Funded (underfunded) status                  111.8       (255.7)      (143.9)        77.6       (233.3)     (155.7)
        Unrecognized net actuarial loss              111.5         89.7        201.2         97.6         68.3       165.9
        Unrecognized prior service cost
          (benefit)                                  (51.0)       (20.3)       (71.3)        10.5         (6.5)        4.0
        Unrecognized transition (asset)
          liability                                    --            --            --            --            --           --
        Net amount recognized                       $172.3      $(186.3)      $(14.0)      $185.7      $(171.5)      $14.2
        Amounts recognized in statement of
          financial position
        Prepaid benefit cost                        $172.3         $--         $172.3       $185.7         $--        $185.7
        Accrued benefit liability including
          minimum liability                            --         (203.9)      (203.9)         --         (179.6)     (179.6)
        Accumulated other comprehensive income         --           17.6         17.6          --            8.1         8.1
        Net amount recognized                       $172.3      $(186.3)      $(14.0)      $185.7      $(171.5)      $14.2
        Components of net periodic benefit cost
        Service cost                                 $41.9         $7.8        $49.7        $40.4         $9.2       $49.6
        Interest cost                                 63.7         13.7         77.4         59.9         13.9        73.8
        Expected return on plan assets               (96.2)         --          (96.2)       (87.4)         --         (87.4)
        Amortization of prior service cost
          (benefit)                                    2.8         (1.5)         1.3          3.7         (1.9)        1.8
        Amortization of transition (asset)
          obligation                                   --            --            --           (0.2)         0.1        (0.1)
        Recognized net actuarial loss                 11.2          5.2         16.4          7.8          6.3        14.1
        Special termination benefits                   --            --            --            --            1.8         1.8
        Curtailment gain                               --            --            --          (13.2)        (0.6)      (13.8)
        Net periodic benefit cost                    $23.4        $25.2        $48.6        $11.0        $28.8       $39.8

============================================================






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         In addition, we have defined contribution plans that are generally available to all employees and agents who are 21 or older. Eligible participants could not contribute more than $14,000 of their compensation to the plans in 2005. In 2005, we matched the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. We contributed $19.0 million, $18.6 million and $18.5 million in 2005, 2004, and 2003 respectively, to our qualified defined contribution plans.

         We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. In 2005, we matched the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $4.8 million, $4.5 million and $3.7 million in 2005, 2004, and 2003, respectively, to our nonqualified defined contribution plans.

15.  Contingencies, Guarantees and Indemnifications

Litigation

         We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

         Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies and other industry issues. We received a subpoena on March 3, 2005 from the Office of the Attorney General of the State of New York seeking information on compensation agreements associated with the sale of retirement products. On January 13, 2006, we received a subpoena and a set of interrogatories from the Office of the Attorney General of the State of Connecticut seeking information and documents relating to payment of contingent compensation to brokers and actions in restraint of trade in the sale of group annuities. We are cooperating with these inquiries. We have received requests from regulators and other governmental authorities relating to industry issues and may receive such requests in the future.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

15.  Contingencies, Guarantees and Indemnifications (continued)

         On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in the Principal Life sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This more recent lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and Insurance Commissioner of the State of Iowa in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from state court to the United States District Court for the Southern District of Iowa. On July 22, 2005, the plaintiff's motion to remand the action to state court was denied, and our motion to dismiss the lawsuit was granted. On September 21, 2005, the plaintiff's motion to alter or amend the judgment was denied. On October 4, 2005, the plaintiff filed a notice of appeal to the United State Court of Appeals for the Eighth Circuit. A lawsuit was filed against us, Principal Financial Group, Inc., and Principal Financial Services, Inc. in the United States District Court for the Southern District of Iowa on October 31, 2005. The claims and allegations in the new lawsuit are substantially the same as those in the December 23, 2004 lawsuit, but the proposed class is limited to those members of the settlement class in the Principal Life sales practices class action settlement who did not own annuities and who received demutualization consideration in the form of cash under the plan of demutualization. We have filed a motion to dismiss all claims.

         While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business or financial position. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

         In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2005 through 2019. The maximum exposure under these agreements as of December 31, 2005, was approximately $162.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, therefore, such guarantees would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such guarantees issued after January 1, 2003, was determined to be insignificant.

         We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc., and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such indemnifications issued after January 1, 2003, was determined to be insignificant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

15.  Contingencies, Guarantees and Indemnifications (continued)

Operating Leases

     As a lessee, we lease office space, data processing equipment and office furniture and equipment under various operating leases. Rental expense for the years ended December 31, 2005, 2004 and 2003, respectively, was $50.8 million, $44.9 million and $48.0 million.

     At December 31, 2005, the future minimum lease payments are $156.3 million. The following represents payments due by period for operating lease obligations as of December 31, 2005 (in millions).

  Year ending December 31:
        2006                                                                                                         $44.7
        2007                                                                                                          34.6
        2008                                                                                                          21.6
        2009                                                                                                          16.3
        2010                                                                                                          12.2
        2011 and thereafter                                                                                           26.9

Securities Posted as Collateral

     We posted $386.9 million in securities under collateral agreements at December 31, 2005, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.





                                     Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity

Other Comprehensive Income

         Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

         The components of accumulated other comprehensive income were as follows:

                                                              Net           Net
                                                          unrealized    unrealized
                                                             gains         gains
                                                           (losses) (losses)
                                                         Foreign Accumulated on
                                                         available- on currency
                                                         Minimum other
                                                           for-sale     derivative   translation     pension     comprehensive
                                                          securities    instruments   adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2003                                    $900.8       $(108.6)        $(7.1)        $--          $785.1
Net change in unrealized gains on fixed maturities,
  available-for-sale                                            677.7           --             --            --           677.7
Net change in unrealized gains on equity securities,
  available-for-sale                                             12.9           --             --            --            12.9
Net change in unrealized losses on equity method
  subsidiaries and minority interest adjustments                 (8.4)          --             --            --            (8.4)
Adjustments for assumed changes in amortization pattern:
  Deferred policy acquisition costs                             (48.2)          --             --            --           (48.2)
  Unearned revenue reserves                                       1.6           --             --            --             1.6
Net change in unrealized gains on derivative instruments          --            76.3           --            --            76.3
Net change in unrealized losses on policyholder
  dividend obligation                                           (65.3)          --             --            --           (65.3)
Change in net foreign currency translation adjustment             --             --            (0.1)         --            (0.1)
Change in minimum pension liability adjustment                    --             --             --           (3.9)         (3.9)
Provision for deferred income tax benefit (expense)            (195.1)        (26.3)          --            1.4        (220.0)
Cumulative effect of accounting change, net of related
  income taxes                                                    9.1           --             --            --             9.1
Balances at December 31, 2003                                $1,285.1        $(58.6)        $(7.2)       $(2.5)     $1,216.8

------------------------------------




                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                             Net
                                 unrealized Net
                                                            gains       unrealized
                                                          (losses) gains Foreign
                                                        Accumulated on
                                                        available- (losses)
                                                        currency Minimum other
                                                          for-sale    on derivative  translation     pension     comprehensive
                                                         securities    instruments    adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2004                                 $1,285.1        $(58.6)         $(7.2)       $(2.5)     $1,216.8
Net change in unrealized gains on fixed maturities,
  available-for-sale                                            67.6           --              --            --            67.6
Net change in unrealized losses on equity securities,
  available-for-sale                                             0.2           --              --            --             0.2
Net change in unrealized losses on equity method
  subsidiaries and minority interest adjustments               (28.2)          --              --            --           (28.2)
Adjustments for assumed changes in amortization
  pattern:
  Deferred policy acquisition costs                             31.5           --              --            --            31.5
  Sales inducements                                              0.5           --              --            --             0.5
  Unearned revenue reserves                                     (3.8)          --              --            --            (3.8)
Net change in unrealized gains  on derivative
  instruments                                                    --            88.9            --            --            88.9
Net change in unrealized losses on policyholder
  dividend obligation                                          (19.5)          --              --            --           (19.5)
Change in net foreign currency translation adjustment            --             --             (0.6)         --            (0.6)
Change in minimum pension liability adjustment                   --             --              --           (4.3)         (4.3)
Provision for deferred income tax benefit (expense)            (16.7)        (31.1)           --            1.5         (46.3)
Balances at December 31, 2004                               $1,316.7         $(0.8)         $(7.8)       $(5.3)     $1,302.8

----------------------------------------------------------------------------





                                                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                              Net           Net
                                                          unrealized    unrealized
                                                             gains         gains
                                                           (losses) (losses)
                                                         Foreign Accumulated on
                                                         available- on currency
                                                         Minimum other
                                                           for-sale     derivative   translation     pension     comprehensive
                                                          securities    instruments   adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2005                                  $1,316.7         $(0.8)        $(7.8)       $(5.3)     $1,302.8
Net change in unrealized losses on fixed maturities,
  available-for-sale                                           (902.3)          --             --            --          (902.3)
Net change in unrealized gains on equity securities,
  available-for-sale                                              5.8           --             --            --             5.8
Net change in unrealized gains on equity method
  subsidiaries and minority interest adjustments                  5.3           --             --            --             5.3
Adjustments for assumed changes in amortization pattern:
  Deferred policy acquisition costs                              97.2           --             --            --            97.2
  Sales inducements                                               5.8           --             --            --             5.8
  Unearned revenue reserves                                      (8.3)          --             --            --            (8.3)
Net change in unrealized gains on derivative instruments          --            41.7           --            --            41.7
Net change in unrealized gains on policyholder dividend
  obligation                                                     84.7           --             --            --            84.7
Change in net foreign currency translation adjustment             --             --             0.7          --             0.7
Change in minimum pension liability                               --             --             --           (9.5)         (9.5)
Provision for deferred income tax benefit (expense)             244.2         (16.5)          --            3.3         231.0
Balances at December 31, 2005                                  $849.1         $24.4         $(7.1)      $(11.5)       $854.9

=============================================================================
         The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

                                                                                               For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                  (in millions)
Unrealized gains (losses) on available-for-sale securities arising during the year       $(430.1)       $113.5        $560.6
Adjustment for realized losses on available-for-sale securities included in net
  income                                                                                   (12.3)        (24.1)       (126.3)
Unrealized gains (losses) on available-for-sale securities, as adjusted                  $(442.4)        $89.4        $434.3
                                                                                    ==========================================

------------------------------------------------------------------
         The above table is presented net of income tax, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.

Dividend Limitations

         Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2005 statutory results, we could pay approximately $630.7 million in stockholder dividends in 2006 without exceeding the statutory limitation. See
Note 22, Subsequent Event.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

17.  Fair Value of Financial Instruments

         The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

         We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

         Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

         Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

         The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

         The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

         Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

17.  Fair Value of Financial Instruments (continued)

The carrying amounts and estimated fair values of our financial instruments were as follows:

                                                                                 December 31,
                                                                   2005                               2004
                                                     Carrying amount     Fair value    Carrying amount     Fair value
                                                                                (in millions)
        Assets (liabilities)
        Fixed maturities, available-for-sale               $39,949.0        $39,949.0        $39,111.1        $39,111.1
        Fixed maturities, trading                              105.0            105.0             93.0             93.0
        Equity securities, available-for-sale                  702.9            702.9            682.6            682.6
        Equity securities, trading                              60.1             60.1             41.2             41.2
        Mortgage loans                                      10,979.2         11,796.6         11,328.7         12,385.4
        Policy loans                                           827.7            827.7            814.5            814.5
        Other investments                                      675.0            675.0          1,259.1          1,259.1
        Cash and cash equivalents                            1,717.1          1,717.1            383.4            383.4
        Investment-type insurance contracts                (31,210.2)       (31,120.4)       (30,145.1)       (30,170.9)
        Short-term debt                                       (719.1)          (719.1)          (697.6)          (697.6)
        Long-term debt                                        (313.5)          (329.4)          (347.8)          (368.9)

-----------------------------------------------------------------

18.  Statutory Insurance Financial Information

         We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

         In 2003, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003, the statutory surplus was $707.0 million greater than it would have been if NAIC Statutory Accounting Principles had been followed for this transaction. This permitted practice has no effect on our net income for the year then ended. As of December 31, 2005 and 2004, there were no pledged assets on behalf of a wholly owned subsidiary.

         Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, we meet the minimum RBC requirements.

         Statutory net income and statutory surplus (excluding amounts attributable to common capital stock) were as follows:

                                                                                        As of or for the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                               (in millions)
        Statutory net income                                                             $666.2       $512.7       $577.1
        Statutory surplus                                                               3,657.8      3,044.3      3,859.4

----------------------------------------------------------------------


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information

         We provide financial products and services through the following segments: U.S. Asset Management and Accumulation and Life and Health Insurance. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

         The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

         The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented. See Note 4, Discontinued Operations, for further explanation.

         The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

         Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income available to common stockholders for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

         The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
        Assets:
        U.S. Asset Management and Accumulation                                                 $103,424.9      $94,317.0
        Life and Health Insurance                                                                14,053.2       13,141.3
        Corporate and Other                                                                       2,520.8        2,420.9
          Total consolidated assets                                                            $119,998.9     $109,879.2

========================================================


                                                                                     For the year ended December 31,
                                                                                    2005          2004          2003
                                                                                              (in millions)
        Operating revenues by segment:
        U.S. Asset Management and Accumulation                                      $3,968.6      $3,620.0      $3,516.7
        Life and Health Insurance                                                    4,372.9       4,153.2       4,014.3
        Corporate and Other                                                            (15.1)         (4.2)         24.2
          Total segment operating revenues                                           8,326.4       7,769.0       7,555.2
        Add:
         Net realized/unrealized capital losses, including recognition of
         front-end     fee revenues and certain market value adjustments to
         fee revenues                                                                  (28.6)       (119.8)       (103.5)
        Subtract:
         Operating revenues from discontinued real estate investments                    2.2           2.5           4.0
          Total revenues per consolidated statements of operations                  $8,295.6      $7,646.7      $7,447.7
        Operating earnings (loss) by segment, net of related income taxes:
        U.S. Asset Management and Accumulation                                        $520.0        $498.5        $425.1
        Life and Health Insurance                                                      277.4         257.7         241.2
        Mortgage Banking                                                                 --           (10.3)        (18.1)
        Corporate and Other                                                             10.6          (1.0)         21.3
          Total segment operating earnings, net of related income taxes                808.0         744.9         669.5
        Net realized/unrealized capital losses, as adjusted                            (26.8)        (77.7)        (59.2)
        Other after-tax adjustments (1)                                                 50.9         100.6          49.0
          Net income per consolidated statements of operations                        $832.1        $767.8        $659.3

================================================================
[GRAPHIC OMITTED]
(1)      In 2005, other after-tax adjustments of $50.9 million included (1) the positive effect of: (a) a decrease in income tax reserves established for IRS tax matters ($33.8 million); (b) gains on sales of real estate properties that qualify for discontinued operations treatment under
         SFAS 144 ($22.3 million); and (2) the negative effect from a change in the estimated gain on disposal of Principal Residential Mortgage, Inc.
         ($5.2 million).

         In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of: (a) the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         In 2003, other after-tax adjustments of $49.0 million included (1) the positive effect of: (a) a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million); (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($23.5 million); and (2) the negative affect of a cumulative effect of accounting change related to the implementation of FIN 46 ($3.4 million).

         The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                                                        For the year ended December 31,
                                                                                        2005           2004         2003
                                                                                                 (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation                                                     $151.6        $147.8       $131.5
Life and Health Insurance                                                                   139.9         130.6        122.6
Mortgage Banking                                                                              --            (6.4)       (11.2)
Corporate and Other                                                                          10.4          (5.1)         2.5
   Total segment income taxes from operating earnings                                       301.9         266.9        245.4
Add:
   Tax benefits related to net realized/unrealized capital losses, as adjusted              (10.6)        (40.6)       (37.4)
   Tax benefits related to other after-tax adjustments                                       (3.5)          --          (26.1)
Subtract:
   Income tax expense from discontinued real estate                                           0.8           0.9          1.4
  Total income tax expense per consolidated statements of operations                       $287.0        $225.4       $180.5

==============================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following table summarizes operating revenues for our products and services:

                                                                                         For the year ended December 31,
                                                                                         2005          2004         2003
                                                                                                  (in millions)
U.S. Asset Management and Accumulation:
  Full-service accumulation                                                              $1,245.9      $1,168.7     $1,099.5
  Full-service payout                                                                       863.5         811.8        862.5
  Investment only                                                                         1,002.3         931.6        905.9
    Total pension                                                                         3,111.7       2,912.1      2,867.9
Individual annuities                                                                        471.6         393.8        354.9
Other and eliminations                                                                       22.3          20.6         24.3
  Total U.S. Asset Accumulation                                                           3,605.6       3,326.5      3,247.1
Principal Global Investors                                                                  414.3         338.5        304.0
Eliminations                                                                                (51.3)        (45.0)       (34.4)
  Total U.S. Asset Management and Accumulation                                            3,968.6       3,620.0      3,516.7
Life and Health Insurance:
  Individual life insurance                                                               1,361.7       1,370.4      1,360.1
  Health insurance                                                                        1,879.7       1,778.8      1,746.7
  Specialty benefits insurance                                                            1,131.5       1,004.0        907.5
    Total Life and Health Insurance                                                       4,372.9       4,153.2      4,014.3

Corporate and Other                                                                         (15.1)         (4.2)        24.2

Total operating revenues                                                                 $8,326.4      $7,769.0     $7,555.2
Total operating revenues                                                                 $8,326.4      $7,769.0     $7,555.2
Net realized/unrealized capital losses, including recognition of front-end fee
  revenues and certain market value adjustments to fee revenues                             (28.6)       (119.8)      (103.5)
Operating revenues from discontinued real estate investments                                 (2.2)         (2.5)        (4.0)
Total U.S. GAAP revenues                                                                 $8,295.6      $7,646.7     $7,447.7

========================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20.  Stock-Based Compensation Plans

         As of December 31, 2005, our ultimate parent, Principal Financial Group, Inc. has the 2005 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan, and the Long Term Performance Plan, which result in an expense for us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long Term Performance Plan.

         Under the terms of the 2005 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units, or other stock-based awards. Options outstanding under the Stock Incentive Plan and the 2005 Stock Incentive Plan were granted at a price equal to the market value of Principal Financial Group, Inc. common stock on the date of grant, and expire ten years after the grant date. Options granted have graded or cliff vesting over a three-year period.

         Restricted stock units were issued to certain employees and agents pursuant to the Stock Incentive Plan and 2005 Stock Incentive Plan and have graded or cliff vesting over a three-year period.

         In 2004 and 2003, stock appreciation rights were issued to agents meeting certain production requirements. The stock appreciation rights vest ratably over a three-year period. For the years ended December 31, 2005, 2004 and 2003, we recorded compensation expense of $0.2 million, $0.3 million and $0.1 million, respectively, related to the stock appreciation rights.

         Principal Financial Group, Inc. also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to receive additional rewards if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2005, 2004 and 2003, we recorded compensation expense of $9.2 million, $4.7 million and $6.6 million, respectively, related to the plan. Effective with stockholder approval of the 2005 Stock Incentive Plan, any awards earned under the Long Term Performance Plan will be issued under the 2005 Stock Incentive Plan.

         Under Principal Financial Group, Inc.'s Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc. common stock on a quarterly basis. For 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of Principal Financial Group, Inc. stock each year. Employees may purchase shares of Principal Financial Group, Inc. common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

         The compensation cost that has been charged against income for the Stock Incentive Plan and Employee Stock Purchase Plan was $38.3 million, $38.5 million, and $20.3 million for 2005, 2004 and 2003, respectively. For awards with graded vesting, we use an accelerated expense attribution method.

         The weighted-average estimated fair value of stock options granted during 2005, 2004 and 2003, using the Black-Scholes option valuation model was $9.18, $13.55, and $10.64 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                                                                              2005      2004      2003
        Dividend yield                                                                          1.41%     1.26%      .91%
        Expected volatility                                                                     19.1%     39.2%     38.6%
        Risk-free interest rate                                                                  4.1%      3.3%      3.1%
        Expected life (in years)                                                                    6         6         6

============================================================================





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

21.  Quarterly Results of Operations (Unaudited)

         The following is a summary of unaudited quarterly results of operations for 2005 and 2004:

                                                                                    For the three months ended
                                                                        March 31       June 30    September 30   December 31
                                                                                           (in millions)
2005
  Total revenues                                                          $1,977.7      $2,025.7      $2,036.3      $2,255.9
  Total expenses                                                           1,703.9       1,740.5       1,769.4       1,981.2
  Income from continuing operations, net of related income taxes             199.4         203.9         192.0         218.3
  Income from discontinued operations, net of related income taxes             0.6          15.3           0.1           2.5
  Net income                                                                 200.0         219.2         192.1         220.8

------------------------------------------------------------------------
2004
  Total revenues                                                         $1,841.2      $1,834.1       $1,926.7      $2,044.7
  Total expenses                                                          1,638.0       1,655.2        1,680.8       1,781.7
  Income from continuing operations, net of related income taxes            151.5         135.4          183.6         195.1
  Income (loss) from discontinued operations, net of related income
    taxes                                                                    31.1         (19.9)          94.0          (0.6)
  Cummulative effect of accounting change                                    (2.4)          --              --             --
  Net income                                                                180.2         115.5          277.6         194.5

22.  Subsequent Event

         On February 28, 2006, we declared a common stock dividend to our parent company of up to $625.0 million, $425.0 million of which was accrued as of February 28, 2006.







                                     PART C
                                OTHER INFORMATION

Item 27.  Exhibits
          (a)    Board Resolution of Registrant (filed 1/8/96)
          (b)    N/A
          (c1)   Distribution Agreement (filed 1/8/96)
          (c2)   Selling Agreement (filed 12/19/97)
          (c3)   Registered Representative Agreement (filed 1/8/96)
          (c4)   Schedule of sales commissions (filed 1/8/96)
          (d1)   Form of Variable Life Contract (filed 6/5/96)
          (d2)   Accelerated Benefits Rider (filed 1/8/96)
          (d3)   Accounting Benefit Rider (filed 1/8/96)
          (d4)   Accidental Death Benefit Rider (filed 1/8/96)
          (d5)   Change of Insured Rider (filed 6/5/96)
          (d6)   Children Term Insurance Rider (filed 6/5/96)
          (d7)   Cost of Living Increase Rider (filed 6/5/96)
          (d8)   Death Benefit Guarantee Rider (filed 6/5/96)
          (d9)   Extended Coverage Rider (filed 6/5/96)
          (d10)  Extra Protection Increase Rider (filed 6/5/96)
          (d11)  Salary Increase Rider (filed 6/5/96)
          (d12)  Spouse Term Insurance Rider (filed 6/5/96)
          (d13)  Waiver of Monthly Policy Charge Rider (filed 6/5/96)
          (d14)  Waiver of Specified Premium Rider (filed 6/5/96)
          (d15)  Form of Variable Life Contract - Unisex Version (filed 6/5/96)
          (d16)  Accidental Death Benefit Rider (filed 6/5/96)
          (d17)  Change of Insured Rider (filed 6/5/96)
          (d18)  Children Term Insurance Rider (filed 6/5/96)
          (d19)  Death Benefit Guarantee Rider (filed 6/5/96)
          (d20)  Spouse Term Insurance Rider (filed 6/5/96)
          (e1)   Form of Application (filed 1/8/96)
          (e2)   Supplemental Application (filed 6/5/96)
          (f1) Articles of Incorporation, as Amended of the Depositor (filed 4/20/99)
          (f2)   Bylaws of Depositor (filed 4/20/99)
          (g)    Reinsurance Contracts (filed 2/28/03)
          (h)    Participation Agreements
          (h1)   AIM Variable Insurance Funds (filed 2/28/03)
          (h2)   American Century Investment Management, Inc. (filed 2/28/03)
          (h3)   Dreyfus Investment Portfolios (filed 2/28/03)
          (h4)   Variable Insurance Products Fund, Fidelity
                    Distributors, Inc. (filed 2/28/03)
          (h5)   INVESCO Funds Group, Inc. (filed 2/28/03)
          (h6)   Janus Aspen Series (filed 2/28/03)
          (h7)   Putnam Variable Trust (filed 2/28/03)
          (h8)   Wells Fargo Fund Management, LLC (filed 2/28/03)
          (i)    N/A
          (j)    N/A
          (k)    Opinion of Counsel (filed 1/8/96)
          (l)    Opinion and Consent of Gary Wheeler *
          (m)    Calculations *
          (n1)   Consent of Ernst & Young LLP *
          (n2)   Powers of Attorney (filed 1/8/96, 10/17/97, 4/17/98, 2/26/99 and 4/20/00, 4/30/02 and 4/30/04)*
          (o)    Financial Statement Schedules *
                       Principal Life Insurance Company
                       Report of Independent Auditors on Schedules*
                       Schedule I - Summary of Investments - Other Than
                         Investments in Related Parties As December 31, 2005*
                       Schedule III - Supplementary Insurance Information
                         As of December 31, 2005, 2004 and 2003 and for each of the years then ended*
                       Schedule IV - Reinsurance
                         As of December 31, 2005, 2004 and 2003 and for each of the years then ended*
                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.
          (p)    N/A
          (q)    Redeemability Exemption (6e-2(b)(12)(ii) or 6e-3(T)
                     (filed 10/23/96)

*    Filed herein
**   to be Filed by Amendment

Item 28.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee

 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3020 NW 33rd Avenue
 Member, Audit Committee                   Lauderdale Lakes, FL  33311

 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134

 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee

 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee

 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 Chairman of the Board and
   Chair, Executive Committee
 Principal Life: Chairman, President and
   Chief Executive Officer


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Director                                  1225 17th Street, Ste 1660
 Member, Nominating and Governance         Denver, CO  80202
   Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


 THERESE M. VAUGHAN                        Drake University
 Director                                  2507 University Avenue
 Member, Audit Committee                   Des Moines, Iowa 50311


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

  JOHN EDWARD ASCHENBRENNER    President, Insurance and Financial Services
  RONALD L. DANILSON           Senior Vice President - Retirement and Investor Services
  JAMES DAVID DEVRIES          Senior Vice President - Human Resources
  RALPH CRAIG EUCHER           Senior Vice President - Retirement and Investor Services
  NORA MARY EVERETT            Senior Vice President and Deputy General Counsel
  MICHAEL HARRY GERSIE         Executive Vice President and Chief Financial Officer
  THOMAS JOHN GRAF             Senior Vice President - Investor Relations
  JOYCE NIXSON HOFFMAN         Senior Vice President and Corporate Secretary
  DANIEL JOSEPH HOUSTON        Senior Vice President - Retirement and Investor Services
  CAREY GRANT JURY             Senior Vice President - Health
  ELLEN ZISLIN LAMALE          Senior Vice President and Chief Actuary
  JULIA MARIE LAWLER           Senior Vice President and Chief Investment Officer
  JAMES PATRICK MCCAUGHAN      President, Global Asset Management
  TIMOTHY JON MINARD           Senior Vice President - Retirement Distribution
  MARY AGNES O'KEEFE           Senior Vice President and Chief Marketing Officer
  GARY PAUL SCHOLTEN           Senior Vice President and Chief Information Officer
  KAREN ELIZABETH SHAFF        Executive Vice President and General Counsel
  MARGARET WOLIN SKINNER       Senior Vice President - Life & Health Distribution
  NORMAN RAUL SORENSEN         Senior Vice President - International Asset Accumulation
  DEANNA DAWNETTE STRABLE      Senior Vice President - Specialty Benefits
  LARRY DONALD ZIMPLEMAN       President, Retirement and Investor Services

Item 29.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.18% of shares outstanding of the Bond & Mortgage Securitites Fund,
               0.00% of shares outstanding of the Disciplined LargeCap Blend
               Fund,
               6.17% of shares outstanding of the Diversified International
               Fund,
               0.00% of shares outstanding of the Equity Income Fund,
               0.00% of shares outstanding of the Government & High Quality
               Bond Fund,
               0.00%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.00% of shares outstanding of the High Yield Fund, 0.06% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
               0.00% of shares outstanding of the International Growth Fund, 8.42% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 11.41% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.20% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.01% of shares outstanding of the MidCap Value Fund, 5.06% of shares outstanding of the Money Market Fund, 47.99% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               0.02% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.00% of shares outstanding of the Partners LargeCap Value
               Fund I,
               0.01% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Growth Fund, 0.01% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.00% of shares outstanding of the Partners SmallCap Blend Fund, 0.00% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.11% of shares outstanding of the Partners SmallCap Value Fund I,
               0.01% of shares outstanding of the Partners SmallCap Value Fund
               II,
               0.01% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.00% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 1.71% of shares outstanding of the Short Term Bond Fund, 10.97% of shares outstanding of the SmallCap Blend Fund, 0.08% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.07% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund, 0.02% of shares outstanding of the Ultra Short Bond Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 12, 2006.

Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on April 12, 2006: Asset Allocation, Balanced, Bond, Capital Value, Diversified International, Equity Growth, Equity Income, Equity Value, Government & High Quality Bond, Growth, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 30.  Indemnification

               None

Item 31.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Director and President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Loftus                 Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     David W. Miles                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington              Assistant Director -
     The Principal                    Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kyle R. Selberg                  Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff                   Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392



           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $16,830,612
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 32.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 33.  Management Services

          Inapplicable

Item 34.  Fee Representation

          Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2006.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/27/2006
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/27/2006
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/27/2006
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/27/2006
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/27/2006
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/27/2006
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/27/2006
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/27/2006
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/27/2006
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/27/2006
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/27/2006
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/27/2006
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        04/27/2006
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        04/27/2006
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        04/27/2006
--------------------
E. E. Tallett


  (T. M. Vaughan)*             Director                        04/27/2006
--------------------
T. M. Vaughan


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included